Schedule of Investments March 31, 2019 Unaudited

Oppenheimer S&P 500 Revenue ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—2.8%
Aptiv PLC	14,305	$1,137,105
BorgWarner, Inc.	22,403	860,499
Ford Motor Co.	1,548,921	13,599,526
General Motors Co.	315,002	11,686,574
Harley-Davidson, Inc.[1]	12,304	438,761
Total Automobiles & Components		27,722,465
Banks—4.4%
Bank of America Corp.	313,764	8,656,749
BB&T Corp.[1]	21,242	988,390
Citigroup, Inc.	128,529	7,997,074
Citizens Financial Group, Inc.	16,722	543,465
Comerica, Inc.	3,461	253,761
Fifth Third Bancorp	22,931	578,320
First Republic Bank[1]	2,854	286,713
Huntington Bancshares, Inc.[1]	30,733	389,694
JPMorgan Chase & Co.	100,238	10,147,093
KeyCorp	35,451	558,353
M&T Bank Corp.	3,085	484,407
People's United Financial, Inc.[1]	9,033	148,503
PNC Financial Services Group, Inc. (The)	12,597	1,545,148
Regions Financial Corp.	33,449	473,303
SunTrust Banks, Inc.	13,271	786,307
SVB Financial Group[2]	900	200,124
U.S. Bancorp	40,348	1,944,370
Wells Fargo & Co.	163,338	7,892,492
Zions Bancorp NA	5,057	229,638
Total Banks		44,103,904
Capital Goods—8.0%
3M Co.	13,212	2,745,189
A.O. Smith Corp.	5,084	271,079
Allegion PLC[1]	2,522	228,771
AMETEK, Inc.	4,993	414,269
Arconic, Inc.[1]	61,412	1,173,583
Boeing Co. (The)	19,524	7,446,844
Caterpillar, Inc.	33,756	4,573,600
Cummins, Inc.	12,462	1,967,376
Deere & Co.	19,588	3,130,946
Dover Corp.	6,605	619,549
Eaton Corp. PLC	22,055	1,776,751
Emerson Electric Co.	21,576	1,477,309
Fastenal Co.[1]	6,550	421,231
Flowserve Corp.	7,236	326,633
Fluor Corp.	42,528	1,565,030
Fortive Corp.	7,250	608,203
Fortune Brands Home & Security, Inc.	9,632	458,580
General Dynamics Corp.	17,651	2,987,961
General Electric Co.	1,028,645	10,276,164
Harris Corp.	3,227	515,384
Honeywell International, Inc.	22,339	3,550,114
Huntington Ingalls Industries, Inc.	3,312	686,246
Illinois Tool Works, Inc.	8,505	1,220,723
Ingersoll-Rand PLC	12,173	1,314,075
Jacobs Engineering Group, Inc.	17,265	1,298,155
Johnson Controls International PLC	66,465	2,455,217
L3 Technologies, Inc.	3,986	822,591
Lockheed Martin Corp.	14,473	4,344,216
Masco Corp.	17,271	678,923

	Shares	Value
Capital Goods (Continued)
Northrop Grumman Corp.	8,836	$2,382,186
PACCAR, Inc.	28,293	1,927,885
Parker-Hannifin Corp.	6,960	1,194,475
Pentair PLC	6,819	303,514
Quanta Services, Inc.	25,729	971,012
Raytheon Co.	12,127	2,208,084
Rockwell Automation, Inc.	3,120	547,435
Roper Technologies, Inc.	1,324	452,768
Snap-on, Inc.[1]	2,096	328,066
Stanley Black & Decker, Inc.	8,765	1,193,530
Textron, Inc.	22,158	1,122,524
TransDigm Group, Inc.[2]	750	340,493
United Rentals, Inc.[2]	5,292	604,611
United Technologies Corp.	43,433	5,598,079
W.W. Grainger, Inc.	3,100	932,883
Wabtec Corp.	5,046	371,991
Xylem, Inc.[1]	5,621	444,284
Total Capital Goods		80,278,532
Commercial & Professional Services—0.5%
Cintas Corp.	2,687	543,069
Copart, Inc.[1,2]	2,608	158,019
Equifax, Inc.	2,548	301,938
IHS Markit Ltd.[2]	6,186	336,395
Nielsen Holdings PLC	20,285	480,146
Republic Services, Inc.	10,431	838,444
Robert Half International, Inc.	7,270	473,713
Rollins, Inc.[1]	3,681	153,203
Verisk Analytics, Inc.	1,540	204,820
Waste Management, Inc.	12,200	1,267,702
Total Commercial & Professional Services		4,757,449
Consumer Durables & Apparel—1.6%
Capri Holdings Ltd.[2]	9,423	431,102
D.R. Horton, Inc.	32,605	1,349,195
Garmin Ltd.	3,279	283,142
Hanesbrands, Inc.[1]	30,137	538,850
Hasbro, Inc.[1]	4,257	361,930
Leggett & Platt, Inc.[1]	7,817	330,034
Lennar Corp., Class A	34,925	1,714,468
Mattel, Inc.[1,2]	25,220	327,860
Mohawk Industries, Inc.[2]	6,127	772,921
Newell Brands, Inc.[1]	51,641	792,173
NIKE, Inc., Class B	36,358	3,061,707
PulteGroup, Inc.	29,775	832,509
PVH Corp.	7,102	866,089
Ralph Lauren Corp.	4,203	545,045
Tapestry, Inc.	14,460	469,805
Under Armour, Inc., Class A2	9,825	207,701
Under Armour, Inc., Class C1,2	10,981	207,211
VF Corp.	13,085	1,137,217
Whirlpool Corp.	12,399	1,647,703
Total Consumer Durables & Apparel		15,876,662
Consumer Services—1.2%
Carnival Corp.	27,832	1,411,639
Chipotle Mexican Grill, Inc.[2]	639	453,888
Darden Restaurants, Inc.	6,242	758,216
H&R Block, Inc.	10,327	247,228
Hilton Worldwide Holdings, Inc.	8,751	727,296
Marriott International, Inc., Class A	13,889	1,737,375
McDonald's Corp.	9,482	1,800,632

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer S&P 500 Revenue ETF

	Shares	Value
Consumer Services (Continued)
MGM Resorts International	35,969	$922,964
Norwegian Cruise Line Holdings Ltd.[2]	8,923	490,408
Royal Caribbean Cruises Ltd.	6,602	756,721
Starbucks Corp.	29,518	2,194,368
Wynn Resorts Ltd.	4,552	543,145
Yum! Brands, Inc.	4,763	475,395
Total Consumer Services		12,519,275
Diversified Financials—4.9%
Affiliated Managers Group, Inc.	1,881	201,474
American Express Co.	32,474	3,549,408
Ameriprise Financial, Inc.	8,207	1,051,317
Bank of New York Mellon Corp. (The)	30,226	1,524,297
Berkshire Hathaway, Inc., Class B2	101,333	20,356,786
BlackRock, Inc.	2,729	1,166,293
Capital One Financial Corp.	32,521	2,656,640
Cboe Global Markets, Inc.	2,434	232,301
Charles Schwab Corp. (The)	20,491	876,195
CME Group, Inc.	2,037	335,249
Discover Financial Services	14,898	1,060,142
E*TRADE Financial Corp.	5,250	243,757
Franklin Resources, Inc.	15,477	512,908
Goldman Sachs Group, Inc. (The)	20,785	3,990,512
Intercontinental Exchange, Inc.	7,011	533,818
Invesco Ltd.[1]	22,757	439,438
Jefferies Financial Group, Inc.	37,796	710,187
Moody's Corp.	2,119	383,730
Morgan Stanley	98,394	4,152,227
MSCI, Inc.	638	126,860
Nasdaq, Inc.	4,271	373,670
Northern Trust Corp.	6,024	544,630
Raymond James Financial, Inc.	7,726	621,248
S&P Global, Inc.	2,582	543,640
State Street Corp.	14,859	977,871
Synchrony Financial	38,937	1,242,090
T. Rowe Price Group, Inc.	4,495	450,039
Total Diversified Financials		48,856,727
Energy—8.9%
Anadarko Petroleum Corp.	25,186	1,145,459
Apache Corp.[1]	18,615	645,196
Baker Hughes a GE Co.[1]	72,042	1,997,004
Cabot Oil & Gas Corp.	7,042	183,796
Chevron Corp.	106,147	13,075,187
Cimarex Energy Co.	2,774	193,903
Concho Resources, Inc.	3,353	372,049
ConocoPhillips	45,032	3,005,436
Devon Energy Corp.	35,608	1,123,789
Diamondback Energy, Inc.	1,848	187,627
EOG Resources, Inc.	16,181	1,540,108
Exxon Mobil Corp.	287,083	23,196,306
Halliburton Co.	70,774	2,073,678
Helmerich & Payne, Inc.	4,088	227,129
Hess Corp.	9,398	566,042
HollyFrontier Corp.	29,424	1,449,721
Kinder Morgan, Inc.	58,614	1,172,866
Marathon Oil Corp.	29,387	491,057
Marathon Petroleum Corp.	135,492	8,109,196
National Oilwell Varco, Inc.	26,480	705,427
Noble Energy, Inc.[1]	16,872	417,245

	Shares	Value
Energy (Continued)
Occidental Petroleum Corp.	22,778	$1,507,904
ONEOK, Inc.	15,697	1,096,278
Phillips 66	95,598	9,098,062
Pioneer Natural Resources Co.	5,829	887,640
Schlumberger Ltd.	64,392	2,805,559
TechnipFMC PLC	48,495	1,140,602
Valero Energy Corp.	118,911	10,087,220
Williams Cos., Inc. (The)	26,125	750,310
Total Energy		89,251,796
Food & Staples Retailing—8.1%
Costco Wholesale Corp.	51,679	12,513,553
Kroger Co. (The)	410,935	10,109,001
Sysco Corp.	73,474	4,905,125
Walgreens Boots Alliance, Inc.	182,056	11,518,683
Walmart, Inc.	427,719	41,715,434
Total Food & Staples Retailing		80,761,796
Food, Beverage & Tobacco—3.5%
Altria Group, Inc.	28,721	1,649,447
Archer-Daniels-Midland Co.	124,284	5,360,369
Brown-Forman Corp., Class B1	5,334	281,529
Campbell Soup Co.	21,943	836,687
Coca-Cola Co. (The)	57,259	2,683,157
Conagra Brands, Inc.	29,496	818,219
Constellation Brands, Inc., Class A	3,940	690,800
General Mills, Inc.	28,329	1,466,026
Hershey Co. (The)	5,677	651,890
Hormel Foods Corp.	18,044	807,649
JM Smucker Co. (The)	6,103	711,000
Kellogg Co.	20,121	1,154,543
Kraft Heinz Co. (The)	66,285	2,164,205
Lamb Weston Holdings, Inc.	4,181	313,324
McCormick & Co., Inc.	3,199	481,865
Molson Coors Brewing Co., Class B	14,676	875,423
Mondelez International, Inc., Class A	45,112	2,251,991
Monster Beverage Corp.[2]	5,090	277,812
PepsiCo, Inc.	45,460	5,571,123
Philip Morris International, Inc.	27,431	2,424,626
Tyson Foods, Inc., Class A	51,638	3,585,226
Total Food, Beverage & Tobacco		35,056,911
Health Care Equipment & Services—12.5%
Abbott Laboratories	32,330	2,584,460
ABIOMED, Inc.[2]	190	54,262
Align Technology, Inc.[2]	691	196,472
AmerisourceBergen Corp.	183,942	14,627,068
Anthem, Inc.	25,458	7,305,937
Baxter International, Inc.	12,160	988,730
Becton Dickinson and Co.	5,604	1,399,487
Boston Scientific Corp.[2]	20,146	773,203
Cardinal Health, Inc.	242,127	11,658,415
Centene Corp.[2]	86,132	4,573,609
Cerner Corp.[2]	7,842	448,641
Cigna Corp.	24,358	3,917,253
Cooper Cos., Inc. (The)	713	211,169
CVS Health Corp.	298,015	16,071,949
Danaher Corp.	12,887	1,701,342
DaVita, Inc.[2]	18,511	1,004,962
DENTSPLY SIRONA, Inc.	6,709	332,699
Edwards Lifesciences Corp.[2]	1,782	340,950
HCA Healthcare, Inc.	30,324	3,953,643

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer S&P 500 Revenue ETF

	Shares	Value
Health Care Equipment & Services (Continued)
Henry Schein, Inc.[1,2]	18,269	$1,098,150
Hologic, Inc.[1,2]	5,669	274,380
Humana, Inc.	17,191	4,572,806
IDEXX Laboratories, Inc.[2]	890	199,004
Intuitive Surgical, Inc.[2]	565	322,378
Laboratory Corp. of America Holdings[2]	6,271	959,338
McKesson Corp.	155,084	18,154,133
Medtronic PLC	27,347	2,490,765
Quest Diagnostics, Inc.	7,237	650,751
ResMed, Inc.	1,971	204,925
Stryker Corp.	5,885	1,162,405
Teleflex, Inc.	693	209,397
UnitedHealth Group, Inc.	77,462	19,153,254
Universal Health Services, Inc., Class B	6,759	904,151
Varian Medical Systems, Inc.[2]	1,811	256,655
WellCare Health Plans, Inc.[1,2]	6,902	1,861,814
Zimmer Biomet Holdings, Inc.	5,287	675,150
Total Health Care Equipment & Services		125,293,707
Household & Personal Products—1.1%
Church & Dwight Co., Inc.	5,119	364,626
Clorox Co. (The)[1]	3,207	514,595
Colgate-Palmolive Co.	19,268	1,320,629
Coty, Inc., Class A1	66,790	768,085
Estee Lauder Cos., Inc., (The), Class A	7,370	1,220,104
Kimberly-Clark Corp.	12,927	1,601,655
Procter & Gamble Co. (The)	55,569	5,781,955
Total Household & Personal Products		11,571,649
Insurance—3.9%
Aflac, Inc.	37,008	1,850,400
Allstate Corp. (The)	33,975	3,199,766
American International Group, Inc.	90,638	3,902,872
Aon PLC	5,379	918,195
Arthur J. Gallagher & Co.	7,061	551,464
Assurant, Inc.	6,490	615,966
Brighthouse Financial, Inc.[2]	17,233	625,386
Chubb Ltd.	19,959	2,795,857
Cincinnati Financial Corp.	5,185	445,392
Everest Re Group Ltd.	2,727	588,923
Hartford Financial Services Group, Inc. (The)	31,581	1,570,207
Lincoln National Corp.	21,813	1,280,423
Loews Corp.	24,305	1,164,939
Marsh & McLennan Cos., Inc.	13,483	1,266,054
MetLife, Inc.	122,657	5,221,508
Principal Financial Group, Inc.[1]	23,144	1,161,597
Progressive Corp. (The)	35,900	2,588,031
Prudential Financial, Inc.	53,207	4,888,659
Torchmark Corp.	4,300	352,385
Travelers Cos., Inc. (The)	18,725	2,568,321
Unum Group	26,121	883,673
Willis Towers Watson PLC	4,064	713,842
Total Insurance		39,153,860
Materials—3.0%
Air Products & Chemicals, Inc.	3,992	762,312
Albemarle Corp.[1]	3,299	270,452
Avery Dennison Corp.	5,355	605,115
Ball Corp.	17,134	991,373
Celanese Corp.	5,813	573,220
CF Industries Holdings, Inc.	8,914	364,404
DowDuPont, Inc.	127,407	6,792,067

	Shares	Value
Materials (Continued)
Eastman Chemical Co.	10,388	$788,242
Ecolab, Inc.	7,006	1,236,839
FMC Corp.	4,946	379,952
Freeport-McMoRan, Inc.	127,108	1,638,422
International Flavors & Fragrances, Inc.[1]	2,571	331,119
International Paper Co.	41,271	1,909,609
Linde PLC	5,752	1,011,949
LyondellBasell Industries NV, Class A	36,267	3,049,329
Martin Marietta Materials, Inc.[1]	1,752	352,467
Mosaic Co. (The)	27,731	757,334
Newmont Mining Corp.	17,461	624,580
Nucor Corp.	35,144	2,050,653
Packaging Corp. of America	5,841	580,479
PPG Industries, Inc.	11,363	1,282,542
Sealed Air Corp.	8,556	394,089
Sherwin-Williams Co. (The)	3,407	1,467,429
Vulcan Materials Co.	3,129	370,474
WestRock Co.	35,942	1,378,376
Total Materials		29,962,827
Media & Entertainment—4.3%
Activision Blizzard, Inc.	14,443	657,590
Alphabet, Inc., Class A2	4,826	5,679,671
Alphabet, Inc., Class C2	4,897	5,745,699
CBS Corp., Class B	23,995	1,140,482
Charter Communications, Inc., Class A2	10,474	3,633,535
Comcast Corp., Class A	200,498	8,015,910
Discovery, Inc., Class A1,2	14,745	398,410
Discovery, Inc., Class C2	15,702	399,145
DISH Network Corp., Class A1,2	34,767	1,101,766
Electronic Arts, Inc.[2]	4,379	445,038
Facebook, Inc., Class A2	26,675	4,446,456
Fox Corp., Class A2	8,330	305,794
Fox Corp., Class B2	8,369	300,280
Interpublic Group of Cos., Inc. (The)	35,386	743,460
Netflix, Inc.[2]	3,661	1,305,366
News Corp., Class A	31,376	390,317
News Corp., Class B	30,931	386,328
Omnicom Group, Inc.[1]	16,749	1,222,510
Take-Two Interactive Software, Inc.[2]	2,403	226,771
TripAdvisor, Inc.[1,2]	2,572	132,329
Twitter, Inc.[2]	8,209	269,912
Viacom, Inc., Class B	36,387	1,021,383
Walt Disney Co. (The)	42,585	4,728,213
Total Media & Entertainment		42,696,365
Pharmaceuticals, Biotechnology & Life Sciences—3.6%
AbbVie, Inc.	34,211	2,757,064
Agilent Technologies, Inc.	5,183	416,609
Alexion Pharmaceuticals, Inc.[2]	2,603	351,873
Allergan PLC	8,819	1,291,190
Amgen, Inc.	10,648	2,022,907
Biogen, Inc.[2]	3,172	749,797
Bristol-Myers Squibb Co.	35,568	1,696,949
Celgene Corp.[2]	14,670	1,383,968
Eli Lilly & Co.	15,701	2,037,362
Gilead Sciences, Inc.	28,469	1,850,770
Illumina, Inc.[2]	917	284,903
Incyte Corp.[2]	1,860	159,979
IQVIA Holdings, Inc.[2]	6,143	883,670

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer S&P 500 Revenue ETF

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Johnson & Johnson	47,840	$6,687,554
Merck & Co., Inc.	42,905	3,568,409
Mettler-Toledo International, Inc.[2]	350	253,050
Mylan NV2	34,802	986,289
Nektar Therapeutics[1,2]	2,753	92,501
PerkinElmer, Inc.[1]	2,453	236,371
Perrigo Co. PLC[1]	8,243	396,983
Pfizer, Inc.	106,283	4,513,839
Regeneron Pharmaceuticals, Inc.[2]	1,351	554,748
Thermo Fisher Scientific, Inc.	7,898	2,161,841
Vertex Pharmaceuticals, Inc.[2]	1,394	256,426
Waters Corp.[2]	823	207,157
Zoetis, Inc.	5,106	514,021
Total Pharmaceuticals, Biotechnology & Life Sciences		36,316,230
Real Estate—0.9%
Alexandria Real Estate Equities, Inc.	734	104,639
American Tower Corp.	3,315	653,254
Apartment Investment & Management Co., Class A	1,648	82,878
AvalonBay Communities, Inc.	938	188,285
Boston Properties, Inc.	1,656	221,705
CBRE Group, Inc., Class A2	34,525	1,707,261
Crown Castle International Corp.	3,629	464,512
Digital Realty Trust, Inc.	2,183	259,777
Duke Realty Corp.	2,576	78,774
Equinix, Inc.	960	435,033
Equity Residential	2,812	211,800
Essex Property Trust, Inc.	406	117,431
Extra Space Storage, Inc.	1,008	102,725
Federal Realty Investment Trust	568	78,299
HCP, Inc.	4,929	154,278
Host Hotels & Resorts, Inc.	23,214	438,745
Iron Mountain, Inc.[1]	9,858	349,565
Kimco Realty Corp.	5,463	101,065
Macerich Co. (The)[1]	1,857	80,501
Mid-America Apartment Communities, Inc.	1,212	132,508
Prologis, Inc.	3,238	232,974
Public Storage	1,097	238,905
Realty Income Corp.	1,564	115,048
Regency Centers Corp.	1,425	96,173
SBA Communications Corp.[2]	826	164,919
Simon Property Group, Inc.	2,627	478,666
SL Green Realty Corp.	1,313	118,065
UDR, Inc.	2,017	91,693
Ventas, Inc.	4,894	312,286
Vornado Realty Trust	2,844	191,799
Welltower, Inc.	5,080	394,208
Weyerhaeuser Co.	24,564	647,016
Total Real Estate		9,044,787
Retailing—7.5%
Advance Auto Parts, Inc.	5,112	871,749
Amazon.com, Inc.[2]	11,672	20,784,914
AutoZone, Inc.[2]	980	1,003,638
Best Buy Co., Inc.	51,566	3,664,280
Booking Holdings, Inc.[2]	686	1,197,008
CarMax, Inc.[1,2]	24,894	1,737,601
Dollar General Corp.	17,128	2,043,370
Dollar Tree, Inc.[2]	18,178	1,909,417

	Shares	Value
Retailing (Continued)
eBay, Inc.	24,276	$901,611
Expedia Group, Inc.[1]	7,494	891,786
Foot Locker, Inc.	10,614	643,208
Gap, Inc. (The)	51,759	1,355,051
Genuine Parts Co.	14,334	1,605,838
Home Depot, Inc. (The)	48,369	9,281,528
Kohl's Corp.	24,073	1,655,500
L Brands, Inc.[1]	41,411	1,142,115
LKQ Corp.[2]	35,199	998,948
Lowe's Cos., Inc.	58,162	6,366,994
Macy's, Inc.	90,202	2,167,554
Nordstrom, Inc.[1]	29,260	1,298,559
O'Reilly Automotive, Inc.[2]	2,120	823,196
Ross Stores, Inc.	13,570	1,263,367
Target Corp.	80,243	6,440,303
Tiffany & Co.[1]	3,822	403,412
TJX Cos., Inc. (The)	62,207	3,310,035
Tractor Supply Co.	7,085	692,630
Ulta Beauty, Inc.[2]	1,725	601,559
Total Retailing		75,055,171
Semiconductors & Semiconductor Equipment—2.0%
Advanced Micro Devices, Inc.[1,2]	23,839	608,371
Analog Devices, Inc.	4,786	503,822
Applied Materials, Inc.	36,076	1,430,774
Broadcom, Inc.	6,395	1,923,040
Intel Corp.	109,380	5,873,706
KLA-Tencor Corp.	3,061	365,514
Lam Research Corp.	5,216	933,716
Maxim Integrated Products, Inc.	3,898	207,257
Microchip Technology, Inc.	4,787	397,130
Micron Technology, Inc.[2]	66,045	2,729,640
NVIDIA Corp.	6,302	1,131,587
Qorvo, Inc.[2]	3,637	260,882
QUALCOMM, Inc.	32,553	1,856,498
Skyworks Solutions, Inc.	3,833	316,146
Texas Instruments, Inc.	12,193	1,293,311
Xilinx, Inc.	1,983	251,425
Total Semiconductors & Semiconductor Equipment		20,082,819
Software & Services—4.1%
Accenture PLC, Class A	21,119	3,717,366
Adobe, Inc.[2]	2,854	760,562
Akamai Technologies, Inc.[2]	3,131	224,524
Alliance Data Systems Corp.	3,797	664,399
ANSYS, Inc.[2]	590	107,799
Autodesk, Inc.[2]	1,372	213,785
Automatic Data Processing, Inc.	7,510	1,199,647
Broadridge Financial Solutions, Inc.	3,608	374,113
Cadence Design Systems, Inc.[2]	2,928	185,957
Citrix Systems, Inc.	2,413	240,480
Cognizant Technology Solutions Corp., Class A	18,360	1,330,182
DXC Technology Co.	27,480	1,767,239
Fidelity National Information Services, Inc.	6,455	730,060
Fiserv, Inc.[1,2]	5,557	490,572
FleetCor Technologies, Inc.[1,2]	866	213,547
Fortinet, Inc.[2]	1,811	152,070
Gartner, Inc.[1,2]	2,283	346,285
Global Payments, Inc.	2,094	285,873

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer S&P 500 Revenue ETF

	Shares	Value
Software & Services (Continued)
International Business Machines Corp.	47,736	$6,735,550
Intuit, Inc.	2,117	553,405
Jack Henry & Associates, Inc.	976	135,410
Mastercard, Inc., Class A	5,455	1,284,380
Microsoft Corp.	87,089	10,271,277
Oracle Corp.	61,059	3,279,479
Paychex, Inc.	3,668	294,174
PayPal Holdings, Inc.[2]	13,103	1,360,616
Red Hat, Inc.[2]	1,460	266,742
salesforce.com, Inc.[2]	6,546	1,036,690
Symantec Corp.	17,591	404,417
Synopsys, Inc.[2]	2,491	286,839
Total System Services, Inc.	3,509	333,390
VeriSign, Inc.[2]	555	100,766
Visa, Inc., Class A	11,678	1,823,987
Western Union Co. (The)	25,217	465,758
Total Software & Services		41,637,340
Technology Hardware & Equipment—4.4%
Amphenol Corp., Class A	7,156	675,813
Apple, Inc.	122,957	23,355,682
Arista Networks, Inc.[2]	634	199,368
Cisco Systems, Inc.	80,613	4,352,296
Corning, Inc.	27,069	895,984
F5 Networks, Inc.[2]	1,120	175,762
FLIR Systems, Inc.	2,906	138,267
Hewlett Packard Enterprise Co.	159,358	2,458,894
HP, Inc.	253,837	4,932,053
IPG Photonics Corp.[1,2]	800	121,424
Juniper Networks, Inc.	14,666	388,209
Keysight Technologies, Inc.[2]	3,907	340,690
Motorola Solutions, Inc.	4,287	601,981
NetApp, Inc.	7,935	550,213
Seagate Technology PLC[1]	19,880	952,053
TE Connectivity Ltd.	14,336	1,157,632
Western Digital Corp.	33,087	1,590,161
Xerox Corp.	26,276	840,306
Total Technology Hardware & Equipment		43,726,788
Telecommunication Services—2.7%
AT&T, Inc.	463,578	14,537,806
CenturyLink, Inc.[1]	154,426	1,851,568
Verizon Communications, Inc.	187,569	11,090,955
Total Telecommunication Services		27,480,329
Transportation—3.2%
Alaska Air Group, Inc.[1]	12,048	676,134
American Airlines Group, Inc.[1]	113,114	3,592,501
C.H. Robinson Worldwide, Inc.	15,411	1,340,603
CSX Corp.	13,827	1,034,536
Delta Air Lines, Inc.	72,604	3,749,996
Expeditors International of Washington, Inc.	8,847	671,487
FedEx Corp.	32,412	5,879,861
JB Hunt Transport Services, Inc.	6,857	694,545
Kansas City Southern	2,005	232,540
Norfolk Southern Corp.	5,250	981,172
Southwest Airlines Co.	34,381	1,784,718
Union Pacific Corp.	11,256	1,882,003
United Continental Holdings, Inc.[2]	40,620	3,240,664
United Parcel Service, Inc., Class B	55,078	6,154,416
Total Transportation		31,915,176

	Shares	Value
Utilities—2.6%
AES Corp.	49,194	$889,428
Alliant Energy Corp.	6,202	292,300
Ameren Corp.	7,113	523,161
American Electric Power Co., Inc.	15,980	1,338,325
American Water Works Co., Inc.	2,721	283,691
Atmos Energy Corp.	2,518	259,178
CenterPoint Energy, Inc.[1]	28,337	869,946
CMS Energy Corp.	10,204	566,730
Consolidated Edison, Inc.	11,919	1,010,850
Dominion Energy, Inc.	14,356	1,100,531
DTE Energy Co.	9,333	1,164,198
Duke Energy Corp.	22,020	1,981,800
Edison International	16,529	1,023,476
Entergy Corp.	9,700	927,611
Evergy, Inc.	6,217	360,897
Eversource Energy	9,825	697,084
Exelon Corp.	60,530	3,034,369
FirstEnergy Corp.	22,710	944,963
NextEra Energy, Inc.	7,002	1,353,627
NiSource, Inc.[1]	15,125	433,482
NRG Energy, Inc.	19,629	833,840
Pinnacle West Capital Corp.	3,193	305,187
PPL Corp.[1]	19,726	626,103
Public Service Enterprise Group, Inc.	13,597	807,798
Sempra Energy	7,724	972,143
Southern Co. (The)	37,595	1,942,910
WEC Energy Group, Inc.	8,084	639,283
Xcel Energy, Inc.	16,773	942,810
Total Utilities		26,125,721
Total Common Stocks
(Cost $909,910,906)		999,248,286
Money Market Fund—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[3]
(Cost $1,628,151)	1,628,151	1,628,151

Investment of Cash Collateral for Securities Loaned—0.0%[4]
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[3]
(Cost $336,747)	336,747	336,747
Total Investments—99.9% (Cost $911,875,804)		1,001,213,184
Other Assets in Excess of Liabilities—0.1%		532,629
Net Assets—100.0%		$1,001,745,813

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer S&P 500 Revenue ETF

PLC	-	Public Limited Company

1.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $31,784,468; total value of the collateral held by the Fund was $32,490,432. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $32,153,685.
2.	Non-income producing security.
3.	Rate shown represents annualized 7-day yield as of March 31, 2019.
4.	Less than 0.05%

Schedule of Investments March 31, 2019 Unaudited

Oppenheimer S&P MidCap 400 Revenue ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—3.7%
Adient PLC[1]	274,806	$3,561,486
Dana, Inc.	105,068	1,863,906
Delphi Technologies PLC	57,180	1,101,287
Gentex Corp.	21,345	441,414
Goodyear Tire & Rubber Co. (The)	210,204	3,815,203
Thor Industries, Inc.	29,454	1,837,046
Visteon Corp.[1,2]	9,091	612,279
Total Automobiles & Components		13,232,621
Banks—2.5%
Associated Banc-Corp.	15,962	340,789
BancorpSouth Bank	7,437	209,872
Bank of Hawaii Corp.[1]	2,084	164,365
Bank OZK[1]	9,307	269,717
Cathay General Bancorp[1]	4,632	157,071
Chemical Financial Corp.	5,116	210,575
Commerce Bancshares, Inc.[1]	5,477	317,995
Cullen/Frost Bankers, Inc.[1]	3,292	319,554
East West Bancorp, Inc.	8,249	395,705
F.N.B. Corp.[1]	29,711	314,937
First Horizon National Corp.[1]	36,447	509,529
Fulton Financial Corp.	13,926	215,574
Hancock Whitney Corp.	7,503	303,121
Home BancShares, Inc.[1]	10,097	177,404
International Bancshares Corp.	3,796	144,362
LendingTree, Inc.[1,2]	586	206,014
New York Community Bancorp, Inc.[1]	34,744	401,988
PacWest Bancorp	7,978	300,053
Pinnacle Financial Partners, Inc.	4,587	250,909
Prosperity Bancshares, Inc.[1]	2,773	191,503
Signature Bank	3,142	402,396
Sterling Bancorp[1]	16,255	302,831
Synovus Financial Corp.	10,246	352,053
TCF Financial Corp.	18,160	375,730
Texas Capital Bancshares, Inc.[2]	5,011	273,550
Trustmark Corp.[1]	4,657	156,615
UMB Financial Corp.[1]	4,127	264,293
Umpqua Holdings Corp.	17,969	296,488
United Bankshares, Inc.[1]	5,446	197,363
Valley National Bancorp	29,640	283,951
Washington Federal, Inc.[1]	5,415	156,439
Webster Financial Corp.[1]	5,742	290,947
Wintrust Financial Corp.	5,123	344,932
Total Banks		9,098,625
Capital Goods—10.5%
Acuity Brands, Inc.	6,970	836,470
AECOM[1,2]	161,084	4,779,362
AGCO Corp.	34,048	2,368,038
Carlisle Cos., Inc.	8,790	1,077,830
Colfax Corp.[1,2]	33,396	991,193
Crane Co.	9,760	825,891
Curtiss-Wright Corp.	5,017	568,627
Donaldson Co., Inc.[1]	13,780	689,827
Dycom Industries, Inc.[2]	15,793	725,530
EMCOR Group, Inc.	27,770	2,029,432
EnerSys	9,338	608,464
GATX Corp.[1]	4,313	329,384
Graco, Inc.	8,348	413,393

	Shares	Value
Capital Goods (Continued)
Granite Construction, Inc.	16,874	$728,113
Hubbell, Inc.	9,067	1,069,725
IDEX Corp.	4,140	628,204
ITT, Inc.	11,515	667,870
KBR, Inc.	61,533	1,174,665
Kennametal, Inc.	16,147	593,402
Lennox International, Inc.	3,792	1,002,605
Lincoln Electric Holdings, Inc.	8,556	717,592
MasTec, Inc.[1,2]	35,785	1,721,258
MSC Industrial Direct Co., Inc., Class A	9,397	777,226
Nordson Corp.	3,978	527,164
NOW, Inc.[1,2]	54,361	758,880
nVent Electric PLC	19,745	532,720
Oshkosh Corp.	24,321	1,827,237
Regal Beloit Corp.	10,856	888,781
Resideo Technologies, Inc.[2]	57,212	1,103,619
Teledyne Technologies, Inc.[2]	3,015	714,585
Terex Corp.	36,354	1,168,054
Timken Co. (The)	20,010	872,836
Toro Co. (The)	9,495	653,636
Trinity Industries, Inc.[1]	36,274	788,234
Valmont Industries, Inc.	4,879	634,758
Watsco, Inc.[1]	7,717	1,105,152
Woodward, Inc.	6,369	604,354
Total Capital Goods		37,504,111
Commercial & Professional Services—3.7%
ASGN, Inc.[2]	13,438	853,179
Brink's Co. (The)	11,440	862,690
Clean Harbors, Inc.[2]	11,633	832,109
Deluxe Corp.	11,299	493,992
Healthcare Services Group, Inc.[1]	14,469	477,332
Herman Miller, Inc.	16,469	579,379
HNI Corp.	14,561	528,419
Insperity, Inc.	7,505	928,068
ManpowerGroup, Inc.	65,524	5,418,180
MSA Safety, Inc.	3,166	327,364
Pitney Bowes, Inc.[1]	127,978	879,209
Stericycle, Inc.[1,2]	17,331	943,153
Total Commercial & Professional Services		13,123,074
Consumer Durables & Apparel—3.4%
Brunswick Corp.	23,467	1,181,094
Carter’s, Inc.[1]	8,883	895,318
Deckers Outdoor Corp.[2]	3,418	502,412
Helen of Troy Ltd.[1,2]	3,387	392,756
KB Home[1]	46,215	1,117,016
NVR, Inc.[2]	619	1,712,773
Polaris Industries, Inc.[1]	17,020	1,436,999
Skechers U.S.A., Inc., Class A1,2	34,085	1,145,597
Tempur Sealy International, Inc.[1,2]	11,322	652,940
Toll Brothers, Inc.	49,095	1,777,239
TRI Pointe Group, Inc.[1,2]	60,470	764,341
Tupperware Brands Corp.	18,163	464,609
Total Consumer Durables & Apparel		12,043,094
Consumer Services—4.1%
Adtalem Global Education, Inc.[2]	6,349	294,086
Boyd Gaming Corp.[1]	21,633	591,879
Brinker International, Inc.	17,602	781,177
Caesars Entertainment Corp.[1,2]	236,679	2,056,740
Cheesecake Factory, Inc. (The)[1]	12,142	593,987

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer S&P MidCap 400 Revenue ETF

	Shares	Value
Consumer Services (Continued)
Churchill Downs, Inc.	2,752	$248,396
Cracker Barrel Old Country Store, Inc.[1]	4,643	750,355
Domino's Pizza, Inc.[1]	3,266	842,955
Dunkin' Brands Group, Inc.[1]	4,453	334,420
Eldorado Resorts, Inc.[1,2]	10,704	499,770
Graham Holdings Co., Class B	947	646,971
International Speedway Corp., Class A	3,691	161,038
Jack in the Box, Inc.[1]	2,686	217,727
Marriott Vacations Worldwide Corp.	7,314	683,859
Papa John’s International, Inc.[1]	8,387	444,092
Penn National Gaming, Inc.[1,2]	37,556	754,876
Scientific Games Corp.[1,2]	32,519	664,038
Service Corp. International	19,066	765,500
Six Flags Entertainment Corp.	6,944	342,686
Sotheby's1,2	6,190	233,672
Texas Roadhouse, Inc.	9,793	609,027
Weight Watchers International, Inc.[1,2]	18,564	374,065
Wendy’s Co. (The)[1]	22,317	399,251
Wyndham Destinations, Inc.	22,550	913,049
Wyndham Hotels & Resorts, Inc.	8,562	428,014
Total Consumer Services		14,631,630
Diversified Financials—1.9%
Eaton Vance Corp.[1]	10,008	403,423
Evercore, Inc., Class A	5,634	512,694
FactSet Research Systems, Inc.	1,415	351,302
Federated Investors, Inc., Class B1	9,244	270,942
Green Dot Corp., Class A2	4,333	262,796
Interactive Brokers Group, Inc., Class A1	10,930	567,048
Janus Henderson Group PLC[1]	22,844	570,643
Legg Mason, Inc.	25,898	708,828
MarketAxess Holdings, Inc.[1]	464	114,181
Navient Corp.	115,149	1,332,274
SEI Investments Co.	7,724	403,579
SLM Corp.	42,494	421,116
Stifel Financial Corp.[1]	14,328	755,945
Total Diversified Financials		6,674,771
Energy—8.9%
Apergy Corp.[2]	7,373	302,735
Callon Petroleum Co.[1,2]	20,446	154,367
Chesapeake Energy Corp.[1,2]	901,620	2,795,022
CNX Resources Corp.[1,2]	40,609	437,359
Core Laboratories NV	2,555	176,116
Ensco PLC, Class A1	101,616	399,351
EQT Corp.[1]	64,369	1,335,013
Equitrans Midstream Corp.	18,040	392,911
Matador Resources Co.[1,2]	11,877	229,582
McDermott International, Inc.[1,2]	202,540	1,506,897
Murphy Oil Corp.[1]	21,473	629,159
Oasis Petroleum, Inc.[1,2]	97,253	587,408
Oceaneering International, Inc.[1,2]	32,346	510,096
Patterson-UTI Energy, Inc.[1]	62,145	871,273
PBF Energy, Inc., Class A	223,664	6,964,897
QEP Resources, Inc.[2]	63,797	496,979
Range Resources Corp.	83,615	939,833
Rowan Cos. PLC, Class A2	17,854	192,645
SM Energy Co.[1]	25,940	453,691
Southwestern Energy Co.[1,2]	215,569	1,011,019

	Shares	Value
Energy (Continued)
Transocean Ltd.[2]	87,215	$759,643
World Fuel Services Corp.	334,908	9,675,492
WPX Energy, Inc.[2]	65,070	853,068
Total Energy		31,674,556
Food & Staples Retailing—1.0%
Casey's General Stores, Inc.[1]	17,092	2,200,937
Sprouts Farmers Market, Inc.[1,2]	56,134	1,209,126
Total Food & Staples Retailing		3,410,063
Food, Beverage & Tobacco—2.2%
Boston Beer Co., Inc. (The), Class A2	756	222,816
Flowers Foods, Inc.[1]	46,308	987,287
Hain Celestial Group, Inc. (The)[1,2]	26,576	614,437
Ingredion, Inc.	15,264	1,445,348
Lancaster Colony Corp.	2,002	313,693
Post Holdings, Inc.[2]	14,910	1,631,154
Sanderson Farms, Inc.	6,259	825,187
Tootsie Roll Industries, Inc.[1]	3,368	125,424
TreeHouse Foods, Inc.[1,2]	23,380	1,509,179
Total Food, Beverage & Tobacco		7,674,525
Health Care Equipment & Services—5.6%
Acadia Healthcare Co., Inc.[1,2]	24,776	726,185
Allscripts Healthcare Solutions, Inc.[1,2]	46,601	444,573
Amedisys, Inc.[2]	3,350	412,921
Avanos Medical, Inc.[1,2]	3,609	154,032
Cantel Medical Corp.	3,271	218,797
Chemed Corp.	1,316	421,212
Covetrus, Inc.[2]	26,261	836,413
Encompass Health Corp.	17,264	1,008,218
Globus Medical, Inc., Class A2	3,675	181,582
Haemonetics Corp.[2]	2,641	231,035
HealthEquity, Inc.[1,2]	866	64,067
Hill-Rom Holdings, Inc.	6,615	700,264
ICU Medical, Inc.[2]	1,430	342,242
Inogen, Inc.[1,2]	908	86,596
Integra LifeSciences Holdings Corp.[2]	6,396	356,385
LivaNova PLC[2]	2,847	276,871
Masimo Corp.[2]	1,590	219,865
Medidata Solutions, Inc.[1,2]	2,096	153,511
MEDNAX, Inc.[2]	29,043	789,098
Molina Healthcare, Inc.[2]	34,091	4,839,558
NuVasive, Inc.[2]	4,522	256,804
Patterson Cos., Inc.	61,113	1,335,319
STERIS PLC	5,460	699,044
Tenet Healthcare Corp.[1,2]	161,245	4,650,306
West Pharmaceutical Services, Inc.	4,031	444,216
Total Health Care Equipment & Services		19,849,114
Household & Personal Products—0.4%
Edgewell Personal Care Co.[1,2]	12,226	536,599
Energizer Holdings, Inc.[1]	9,478	425,847
Nu Skin Enterprises, Inc., Class A	10,900	521,674
Total Household & Personal Products		1,484,120
Insurance—5.3%
Alleghany Corp.[2]	2,770	1,696,348
American Financial Group, Inc.	17,094	1,644,614
Brown & Brown, Inc.	16,466	485,912
CNO Financial Group, Inc.	63,467	1,026,896
First American Financial Corp.	27,263	1,404,044
Genworth Financial, Inc., Class A1,2	565,259	2,164,942
Hanover Insurance Group, Inc. (The)	10,150	1,158,825

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer S&P MidCap 400 Revenue ETF

	Shares	Value
Insurance (Continued)
Kemper Corp.	11,336	$863,123
Mercury General Corp.[1]	16,453	823,802
Old Republic International Corp.	72,891	1,524,880
Primerica, Inc.[1]	3,847	469,911
Reinsurance Group of America, Inc.	21,641	3,072,589
RenaissanceRe Holdings Ltd.	3,457	496,079
W.R. Berkley Corp.[1]	22,487	1,905,099
Total Insurance		18,737,064
Materials—8.9%
Allegheny Technologies, Inc.[1,2]	37,513	959,207
AptarGroup, Inc.	6,559	697,812
Ashland Global Holdings, Inc.	10,703	836,225
Bemis Co., Inc.[1]	18,379	1,019,667
Cabot Corp.	18,224	758,665
Carpenter Technology Corp.	12,327	565,193
Chemours Co. (The)	41,602	1,545,930
Commercial Metals Co.	73,780	1,260,162
Compass Minerals International, Inc.	7,067	384,233
Domtar Corp.	26,050	1,293,383
Eagle Materials, Inc.	4,201	354,144
Greif, Inc., Class A	22,881	943,841
Louisiana-Pacific Corp.	26,684	650,556
Minerals Technologies, Inc.	7,249	426,169
NewMarket Corp.[1]	1,228	532,412
Olin Corp.[1]	69,068	1,598,234
Owens-Illinois, Inc.	83,712	1,588,854
PolyOne Corp.	27,001	791,399
Reliance Steel & Aluminum Co.	32,074	2,894,999
Royal Gold, Inc.	1,147	104,297
RPM International, Inc.	22,933	1,331,031
Scotts Miracle-Gro Co., (The)[1]	7,949	624,632
Sensient Technologies Corp.[1]	5,178	351,017
Silgan Holdings, Inc.	37,284	1,104,725
Sonoco Products Co.	22,036	1,355,875
Steel Dynamics, Inc.	81,797	2,884,980
United States Steel Corp.[1]	175,730	3,424,978
Valvoline, Inc.[1]	29,309	543,975
Worthington Industries, Inc.	25,165	939,158
Total Materials		31,765,753
Media & Entertainment—2.0%
AMC Networks, Inc., Class A1,2	11,353	644,396
Cable One, Inc.	278	272,824
Cars.com, Inc.[1,2]	6,937	158,164
Cinemark Holdings, Inc.	19,730	789,003
John Wiley & Sons, Inc., Class A	9,566	423,008
Live Nation Entertainment, Inc.[1,2]	42,577	2,705,342
Meredith Corp.	12,750	704,565
New York Times Co., (The), Class A	12,501	410,658
TEGNA, Inc.	34,380	484,758
World Wrestling Entertainment, Inc., Class A	2,641	229,186
Yelp, Inc.[1,2]	6,468	223,146
Total Media & Entertainment		7,045,050
Pharmaceuticals, Biotechnology & Life Sciences—1.5%
Bio-Rad Laboratories, Inc., Class A2	1,796	549,001
Bio-Techne Corp.	858	170,356
Catalent, Inc.[2]	14,046	570,127
Charles River Laboratories International, Inc.[2]	3,915	568,654
Exelixis, Inc.[2]	8,819	209,892

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Ligand Pharmaceuticals, Inc.[1,2]	566	$71,152
Mallinckrodt PLC[2]	30,150	655,461
PRA Health Sciences, Inc.[2]	6,721	741,259
Prestige Consumer Healthcare, Inc.[1,2]	8,698	260,157
Syneos Health, Inc.[1,2]	24,860	1,286,754
United Therapeutics Corp.[2]	3,508	411,734
Total Pharmaceuticals, Biotechnology & Life Sciences		5,494,547
Real Estate—3.5%
Alexander & Baldwin, Inc.	6,860	174,518
American Campus Communities, Inc.	4,618	219,724
Brixmor Property Group, Inc.	16,693	306,650
Camden Property Trust	2,303	233,754
CoreCivic, Inc.	22,461	436,866
CoreSite Realty Corp.	1,280	136,986
Corporate Office Properties Trust	5,277	144,062
Cousins Properties, Inc.	11,701	113,032
CyrusOne, Inc.	3,922	205,670
Douglas Emmett, Inc.	5,278	213,337
EPR Properties	2,273	174,794
First Industrial Realty Trust, Inc.	2,833	100,175
GEO Group, Inc. (The)	27,305	524,256
Healthcare Realty Trust, Inc.	3,427	110,041
Highwoods Properties, Inc.	3,843	179,776
Hospitality Properties Trust	20,930	550,668
JBG SMITH Properties	3,399	140,549
Jones Lang LaSalle, Inc.	24,305	3,747,345
Kilroy Realty Corp.	2,400	182,304
Lamar Advertising Co., Class A	5,007	396,855
Liberty Property Trust	3,557	172,230
Life Storage, Inc.	1,384	134,622
Mack-Cali Realty Corp.	6,103	135,487
Medical Properties Trust, Inc.	10,365	191,856
National Retail Properties, Inc.	2,820	156,200
Omega Healthcare Investors, Inc.	5,807	221,537
Pebblebrook Hotel Trust	6,243	193,908
PotlatchDeltic, Corp.	6,580	248,658
Rayonier, Inc.	6,749	212,728
Realogy Holdings Corp.[1]	118,083	1,346,146
Sabra Health Care REIT, Inc.	8,474	164,989
Senior Housing Properties Trust	21,855	257,452
Tanger Factory Outlet Centers, Inc.[1]	5,788	121,432
Taubman Centers, Inc.	2,983	157,741
Uniti Group, Inc.	29,615	331,392
Urban Edge Properties	4,662	88,578
Weingarten Realty Investors	4,671	137,187
Total Real Estate		12,563,505
Retailing—7.2%
Aaron’s, Inc.	17,291	909,507
American Eagle Outfitters, Inc.	47,482	1,052,676
AutoNation, Inc.[1,2]	152,374	5,442,799
Bed Bath & Beyond, Inc.[1]	198,149	3,366,551
Dick’s Sporting Goods, Inc.[1]	54,208	1,995,396
Dillard's, Inc., Class A	22,040	1,587,321
Five Below, Inc.[2]	3,033	376,850
Michaels Cos., Inc. (The)[1,2]	101,404	1,158,034
Murphy USA, Inc.[2]	44,250	3,788,685
Ollie's Bargain Outlet Holdings, Inc.[1,2]	3,590	306,335

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer S&P MidCap 400 Revenue ETF

	Shares	Value
Retailing (Continued)
Pool Corp.	4,577	$755,068
Sally Beauty Holdings, Inc.[1,2]	53,393	982,965
Signet Jewelers Ltd.[1]	58,089	1,577,697
Urban Outfitters, Inc.[2]	31,987	948,095
Williams-Sonoma, Inc.[1]	23,049	1,296,967
Total Retailing		25,544,946
Semiconductors & Semiconductor Equipment—1.1%
Cirrus Logic, Inc.[2]	7,425	312,370
Cree, Inc.[1,2]	7,262	415,532
Cypress Semiconductor Corp.	39,974	596,412
First Solar, Inc.[1,2]	10,454	552,389
MKS Instruments, Inc.	6,304	586,587
Monolithic Power Systems, Inc.	1,033	139,961
Silicon Laboratories, Inc.[2]	2,625	212,257
Synaptics, Inc.[1,2]	9,278	368,801
Teradyne, Inc.	12,921	514,773
Universal Display Corp.	400	61,140
Versum Materials, Inc.	6,745	339,341
Total Semiconductors & Semiconductor Equipment		4,099,563
Software & Services—3.3%
ACI Worldwide, Inc.[2]	7,535	247,675
Blackbaud, Inc.[1]	2,658	211,922
CACI International, Inc., Class A2	6,169	1,122,881
CDK Global, Inc.	9,495	558,496
CommVault Systems, Inc.[2]	2,652	171,691
CoreLogic, Inc.[2]	11,495	428,304
Fair Isaac Corp.[2]	1,028	279,236
j2 Global, Inc.[1]	3,416	295,826
Leidos Holdings, Inc.	39,191	2,511,751
LiveRamp Holdings, Inc.[1,2]	2,506	136,752
LogMeIn, Inc.	3,587	287,319
Manhattan Associates, Inc.[1,2]	2,502	137,885
MAXIMUS, Inc.	8,329	591,192
Perspecta, Inc.	42,719	863,778
PTC, Inc.[2]	3,420	315,256
Sabre Corp.	43,743	935,663
Science Applications International Corp.	15,253	1,173,718
Teradata Corp.[1,2]	10,867	474,345
Tyler Technologies, Inc.[2]	1,119	228,724
Ultimate Software Group, Inc. (The)[2]	815	269,056
WEX, Inc.[2]	1,981	380,332
Total Software & Services		11,621,802
Technology Hardware & Equipment—11.7%
ARRIS International PLC[2]	50,744	1,604,018
Arrow Electronics, Inc.[2]	91,913	7,082,816
Avnet, Inc.	113,329	4,915,079
Belden, Inc.	10,706	574,912
Ciena Corp.[2]	18,905	705,913
Cognex Corp.[1]	3,733	189,860
Coherent, Inc.[1,2]	3,219	456,197
InterDigital, Inc.	1,110	73,238
Jabil, Inc.	203,679	5,415,824
Littelfuse, Inc.	2,171	396,164
Lumentum Holdings, Inc.[1,2]	6,753	381,815
National Instruments Corp.	7,266	322,320
NCR Corp.[1,2]	57,616	1,572,341
NetScout Systems, Inc.[1,2]	8,082	226,862

	Shares	Value
Technology Hardware & Equipment (Continued)
Plantronics, Inc.	7,119	$328,257
SYNNEX Corp.[1]	51,988	4,959,135
Tech Data Corp.[2]	93,590	9,584,552
Trimble, Inc.[2]	19,425	784,770
ViaSat, Inc.[1,2]	6,237	483,367
Vishay Intertechnology, Inc.	36,309	670,627
Zebra Technologies Corp., Class A2	4,964	1,040,107
Total Technology Hardware & Equipment		41,768,174
Telecommunication Services—0.3%
Telephone & Data Systems, Inc.	39,217	1,205,138
Transportation—4.6%
Avis Budget Group, Inc.[2]	63,437	2,211,414
Genesee & Wyoming, Inc., Class A2	6,973	607,627
JetBlue Airways Corp.[2]	113,509	1,857,007
Kirby Corp.[1,2]	9,943	746,819
Knight-Swift Transportation Holdings, Inc.[1]	39,240	1,282,363
Landstar System, Inc.	10,367	1,134,046
Old Dominion Freight Line, Inc.	6,754	975,210
Ryder System, Inc.	34,245	2,122,848
Werner Enterprises, Inc.[1]	17,250	589,088
XPO Logistics, Inc.[1,2]	89,495	4,809,461
Total Transportation		16,335,883
Utilities—2.5%
ALLETE, Inc.	4,328	355,891
Aqua America, Inc.[1]	5,616	204,647
Black Hills Corp.	5,742	425,310
Hawaiian Electric Industries, Inc.	17,302	705,402
IDACORP, Inc.	3,253	323,804
MDU Resources Group, Inc.	41,542	1,073,030
National Fuel Gas Co.	6,978	425,379
New Jersey Resources Corp.[1]	14,622	728,029
NorthWestern Corp.	4,048	285,020
OGE Energy Corp.	12,772	550,729
ONE Gas, Inc.	4,438	395,115
PNM Resources, Inc.	7,467	353,488
Southwest Gas Holdings, Inc.	8,319	684,321
Spire, Inc.	6,035	496,620
UGI Corp.	34,088	1,889,157
Total Utilities		8,895,942
Total Common Stocks
(Cost $333,423,232)		355,477,671
Money Market Fund—0.0%[3]
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[4]
(Cost $12,159)	12,159	12,159

Investment of Cash Collateral for Securities Loaned—2.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[4]
(Cost $7,866,039)	7,866,039	7,866,039
Total Investments—102.0% (Cost $341,301,430)		363,355,869
Liabilities in Excess of Other Assets—(2.0)%		(7,233,816)
Net Assets—100.0%		$356,122,053

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer S&P MidCap 400 Revenue ETF

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $89,436,601; total value of the collateral held by the Fund was $91,374,076. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $83,508,037.
2.	Non-income producing security.
3.	Less than 0.05%
4.	Rate shown represents annualized 7-day yield as of March 31, 2019.

Schedule of Investments March 31, 2019 Unaudited

Oppenheimer S&P SmallCap 600 Revenue ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—3.2%
American Axle & Manufacturing Holdings, Inc.[1,2]	267,502	$3,827,954
Cooper Tire & Rubber Co.[1]	51,830	1,549,199
Cooper-Standard Holdings, Inc.[2]	34,442	1,617,396
Dorman Products, Inc.[1,2]	6,262	551,620
Fox Factory Holding Corp.[1,2]	5,194	363,009
Garrett Motion, Inc.[2]	119,801	1,764,669
Gentherm, Inc.[1,2]	14,419	531,484
LCI Industries[1]	16,770	1,288,271
Motorcar Parts of America, Inc.[1,2]	12,585	237,479
Standard Motor Products, Inc.	12,193	598,676
Superior Industries International, Inc.	145,519	692,670
Winnebago Industries, Inc.	34,732	1,081,902
Total Automobiles & Components		14,104,329
Banks—2.8%
Ameris Bancorp	7,455	256,079
Axos Financial, Inc.[1,2]	10,516	304,543
Banc of California, Inc.	15,964	220,942
Banner Corp.	5,066	274,425
Berkshire Hills Bancorp, Inc.[1]	10,392	283,078
Boston Private Financial Holdings, Inc.	20,302	222,510
Brookline Bancorp, Inc.	11,879	171,058
Central Pacific Financial Corp.	4,405	127,040
City Holding Co.	1,567	119,390
Columbia Banking System, Inc.[1]	8,787	287,247
Community Bank System, Inc.[1]	5,132	306,740
Customers Bancorp, Inc.[2]	13,131	240,429
CVB Financial Corp.	10,073	212,037
Dime Community Bancshares, Inc.[1]	6,250	117,062
Eagle Bancorp, Inc.[1,2]	3,979	199,746
Fidelity Southern Corp.	5,553	152,097
First BanCorp	34,611	396,642
First Commonwealth Financial Corp.	15,159	191,003
First Financial Bancorp	13,498	324,762
First Midwest Bancorp, Inc.	17,947	367,196
Flagstar Bancorp, Inc.	18,949	623,801
Franklin Financial Network, Inc.[1]	3,086	89,525
Glacier Bancorp, Inc.	7,673	307,457
Great Western Bancorp, Inc.	8,841	279,287
Hanmi Financial Corp.	6,429	136,745
Heritage Financial Corp.[1]	3,998	120,500
HomeStreet, Inc.[2]	11,184	294,698
Hope Bancorp, Inc.[1]	27,743	362,878
Independent Bank Corp.	2,708	219,375
LegacyTexas Financial Group, Inc.	6,264	234,211
Meta Financial Group, Inc.	10,698	210,537
National Bank Holdings Corp., Class A	4,603	153,096
NBT Bancorp, Inc.[1]	6,763	243,536
NMI Holdings, Inc., Class A2	5,927	153,331
Northfield Bancorp, Inc.[1]	5,787	80,439
Northwest Bancshares, Inc.[1]	14,176	240,567
OFG Bancorp	11,779	233,106
Old National Bancorp[1]	25,648	420,627
Opus Bank	7,276	144,065
Oritani Financial Corp.[1]	4,877	81,104
Pacific Premier Bancorp, Inc.	9,232	244,925
Preferred Bank[1]	2,259	101,587

	Shares	Value
Banks (Continued)
Provident Financial Services, Inc.	8,371	$216,725
S&T Bancorp, Inc.[1]	4,586	181,285
Seacoast Banking Corp. of Florida[1,2]	5,491	144,688
ServisFirst Bancshares, Inc.	5,512	186,085
Simmons First National Corp., Class A1	17,466	427,568
Southside Bancshares, Inc.[1]	4,262	141,626
Tompkins Financial Corp.[1]	2,224	169,180
Triumph Bancorp, Inc.[2]	4,942	145,245
TrustCo Bank Corp. NY	13,098	101,640
United Community Banks, Inc.	11,993	298,985
Veritex Holdings, Inc.	3,154	76,390
Walker & Dunlop, Inc.	7,070	359,934
Westamerica Bancorporation[1]	1,691	104,504
Total Banks		12,303,278
Capital Goods—11.3%
AAON, Inc.[1]	5,563	256,899
AAR Corp.	29,900	972,049
Actuant Corp., Class A	26,719	651,142
Aegion Corp.[2]	42,499	746,707
Aerojet Rocketdyne Holdings, Inc.[1,2]	30,668	1,089,634
Aerovironment, Inc.[1,2]	2,242	153,375
Alamo Group, Inc.	5,458	545,473
Albany International Corp., Class A	7,018	502,419
American Woodmark Corp.[1,2]	10,970	906,451
Apogee Enterprises, Inc.[1]	21,452	804,236
Applied Industrial Technologies, Inc.	32,060	1,906,608
Arcosa, Inc.	23,091	705,430
Astec Industries, Inc.	16,031	605,331
Axon Enterprise, Inc.[2]	4,780	260,080
AZZ, Inc.	11,267	461,158
Barnes Group, Inc.	14,319	736,140
Briggs & Stratton Corp.	79,944	945,738
Chart Industries, Inc.[2]	7,145	646,765
CIRCOR International, Inc.[1,2]	20,649	673,157
Comfort Systems USA, Inc.	22,360	1,171,440
Cubic Corp.	12,087	679,773
DXP Enterprises, Inc.[2]	14,803	576,133
Encore Wire Corp.	11,818	676,226
EnPro Industries, Inc.[1]	12,240	788,868
ESCO Technologies, Inc.	6,182	414,380
Federal Signal Corp.	24,203	629,036
Franklin Electric Co., Inc.	13,259	677,402
Gibraltar Industries, Inc.[2]	13,623	553,230
Greenbrier Cos., Inc. (The)[1]	35,093	1,131,047
Griffon Corp.[1]	63,213	1,168,176
Harsco Corp.[2]	41,543	837,507
Hillenbrand, Inc.	22,046	915,570
Insteel Industries, Inc.	11,797	246,793
John Bean Technologies Corp.[1]	11,518	1,058,389
Kaman Corp.	17,157	1,002,655
Lindsay Corp.[1]	3,087	298,791
Lydall, Inc.[2]	17,074	400,556
Mercury Systems, Inc.[1,2]	5,124	328,346
Moog, Inc., Class A	16,703	1,452,326
Mueller Industries, Inc.	41,243	1,292,556
MYR Group, Inc.[2]	21,970	760,821
National Presto Industries, Inc.	1,635	177,479
Orion Group Holdings, Inc.[2]	81,706	238,582

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer S&P SmallCap 600 Revenue ETF

	Shares	Value
Capital Goods (Continued)
Patrick Industries, Inc.[1,2]	26,747	$1,212,174
PGT Innovations, Inc.[2]	26,291	364,130
Powell Industries, Inc.	8,181	217,206
Proto Labs, Inc.[2]	2,247	236,250
Quanex Building Products Corp.	32,294	513,152
Raven Industries, Inc.	5,895	226,191
Simpson Manufacturing Co., Inc.	9,579	567,747
SPX Corp.[2]	23,251	808,902
SPX FLOW, Inc.[2]	33,922	1,082,112
Standex International Corp.	5,870	430,858
Tennant Co.	9,778	607,116
Titan International, Inc.	193,488	1,155,123
Triumph Group, Inc.[1]	83,940	1,599,896
Universal Forest Products, Inc.	80,236	2,398,254
Veritiv Corp.[2]	183,842	4,838,722
Vicor Corp.[1,2]	5,114	158,636
Wabash National Corp.	88,106	1,193,836
Watts Water Technologies, Inc., Class A	10,669	862,269
Total Capital Goods		49,517,448
Commercial & Professional Services—5.7%
ABM Industries, Inc.	105,068	3,819,222
Brady Corp., Class A	13,601	631,222
Exponent, Inc.	3,618	208,831
Forrester Research, Inc.	3,955	191,224
FTI Consulting, Inc.[2]	14,648	1,125,259
Heidrick & Struggles International, Inc.	9,620	368,735
Interface, Inc.	37,954	581,455
Kelly Services, Inc., Class A	131,581	2,902,677
Korn Ferry	23,061	1,032,672
LSC Communications, Inc.	284,885	1,860,299
Matthews International Corp., Class A	21,883	808,577
Mobile Mini, Inc.	8,937	303,322
Multi-Color Corp.[1]	18,497	922,815
Navigant Consulting, Inc.	22,579	439,613
Resources Connection, Inc.	22,652	374,664
RR Donnelley & Sons Co.[1]	738,472	3,485,588
Team, Inc.[1,2]	41,525	726,687
Tetra Tech, Inc.	27,154	1,618,107
TrueBlue, Inc.[2]	61,803	1,461,023
UniFirst Corp.	6,767	1,038,735
US Ecology, Inc.	5,255	294,175
Viad Corp.	12,848	723,214
Total Commercial & Professional Services		24,918,116
Consumer Durables & Apparel—4.8%
Callaway Golf Co.[1]	39,371	627,180
Cavco Industries, Inc.[2]	4,127	485,046
Crocs, Inc.[2]	23,041	593,306
Ethan Allen Interiors, Inc.	21,246	406,436
Fossil Group, Inc.[1,2]	92,292	1,266,246
G-III Apparel Group Ltd.[2]	46,046	1,839,998
Installed Building Products, Inc.[1,2]	15,353	744,621
iRobot Corp.[1,2]	4,763	560,558
La-Z-Boy, Inc.	27,312	901,023
LGI Homes, Inc.[1,2]	14,225	856,914
M.D.C. Holdings, Inc.	56,277	1,635,410
M/I Homes, Inc.[2]	46,775	1,245,151
Meritage Homes Corp.[2]	43,477	1,943,857
Movado Group, Inc.	9,791	356,197

	Shares	Value
Consumer Durables & Apparel (Continued)
Nautilus, Inc.[2]	35,138	$195,367
Oxford Industries, Inc.[1]	7,740	582,512
Steven Madden Ltd.	27,440	928,570
Sturm Ruger & Co., Inc.	5,170	274,113
TopBuild Corp.[2]	19,949	1,293,094
Unifi, Inc.[1,2]	17,135	331,562
Universal Electronics, Inc.[1,2]	11,369	422,358
Vera Bradley, Inc.[2]	22,717	301,000
Vista Outdoor, Inc.[2]	129,724	1,039,089
William Lyon Homes, Class A2	76,584	1,177,096
Wolverine World Wide, Inc.	34,178	1,221,180
Total Consumer Durables & Apparel		21,227,884
Consumer Services—1.3%
American Public Education, Inc.[2]	4,953	149,184
Belmond Ltd., Class A1,2	12,340	307,636
BJ's Restaurants, Inc.	12,495	590,764
Career Education Corp.[2]	19,133	316,077
Chuy’s Holdings, Inc.[2]	9,914	225,742
Dave & Buster's Entertainment, Inc.	14,451	720,671
Dine Brands Global, Inc.	4,526	413,179
El Pollo Loco Holdings, Inc.[1,2]	18,147	236,092
Fiesta Restaurant Group, Inc.[1,2]	26,441	346,641
Monarch Casino & Resort, Inc.[2]	2,950	129,564
Red Robin Gourmet Burgers, Inc.[2]	25,839	744,422
Regis Corp.[1,2]	34,097	670,688
Ruth's Hospitality Group, Inc.	9,601	245,690
Shake Shack, Inc., Class A1,2	4,684	277,059
Strategic Education, Inc.[1]	2,036	267,347
Wingstop, Inc.	1,226	93,213
Total Consumer Services		5,733,969
Diversified Financials—1.8%
Apollo Commercial Real Estate Finance, Inc.	12,257	223,077
ARMOUR Residential REIT, Inc.	982	19,179
Blucora, Inc.[2]	11,002	367,247
Capstead Mortgage Corp.	20,394	175,184
Donnelley Financial Solutions, Inc.[1,2]	36,569	544,147
Encore Capital Group, Inc.[1,2]	22,784	620,408
Enova International, Inc.[2]	24,535	559,889
EZCORP, Inc., Class A1,2	45,477	423,846
FirstCash, Inc.	11,072	957,728
Granite Point Mortgage Trust, Inc.	5,338	99,127
Greenhill & Co., Inc.[1]	8,461	181,996
INTL. FCStone, Inc.[2]	11,112	430,701
Invesco Mortgage Capital, Inc.	14,335	226,493
New York Mortgage Trust, Inc.[1]	41,164	250,689
PennyMac Mortgage Investment Trust	15,931	329,931
Piper Jaffray Cos.	6,258	455,770
PRA Group, Inc.[1,2]	17,315	464,215
Redwood Trust, Inc.	14,884	240,377
Virtus Investment Partners, Inc.[1]	2,857	278,700
Waddell & Reed Financial, Inc., Class A1	35,115	607,138
WisdomTree Investments, Inc.[1]	19,947	140,826
World Acceptance Corp.[1,2]	2,557	299,501
Total Diversified Financials		7,896,169
Energy—5.8%
Archrock, Inc.	51,453	503,210
Bonanza Creek Energy, Inc.[1,2]	7,000	158,830
C&J Energy Services, Inc.[1,2]	77,738	1,206,494
CARBO Ceramics, Inc.[2]	30,856	107,996

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer S&P SmallCap 600 Revenue ETF

	Shares	Value
Energy (Continued)
Carrizo Oil & Gas, Inc.[1,2]	55,817	$696,038
CONSOL Energy, Inc.[2]	24,216	828,672
Denbury Resources, Inc.[1,2]	487,454	999,281
Diamond Offshore Drilling, Inc.[1,2]	61,307	643,110
Dril-Quip, Inc.[2]	5,241	240,300
Era Group, Inc.[1,2]	11,874	137,026
Exterran Corp.[2]	43,867	739,159
Geospace Technologies Corp.[2]	2,792	36,128
Green Plains, Inc.[1]	134,332	2,240,658
Gulf Island Fabrication, Inc.[2]	11,185	102,566
Gulfport Energy Corp.[1,2]	108,277	868,382
Helix Energy Solutions Group, Inc.[1,2]	54,180	428,564
HighPoint Resources Corp.[1,2]	107,339	237,219
KLX Energy Services Holdings, Inc.[2]	10,629	267,213
Laredo Petroleum, Inc.[1,2]	199,171	615,438
Matrix Service Co.[2]	32,124	628,988
Nabors Industries Ltd.[1]	509,400	1,752,336
Newpark Resources, Inc.[1,2]	63,003	577,107
Noble Corp. PLC[1,2]	220,276	632,192
Oil States International, Inc.[1,2]	38,857	659,015
Par Pacific Holdings, Inc.[2]	103,785	1,848,411
PDC Energy, Inc.[1,2]	20,169	820,475
Penn Virginia Corp.[2]	4,918	216,884
Pioneer Energy Services Corp.[2]	208,349	368,778
ProPetro Holding Corp.[1,2]	47,210	1,064,113
Renewable Energy Group, Inc.[1,2]	56,432	1,239,247
REX American Resources Corp.[1,2]	3,332	268,593
Ring Energy, Inc.[1,2]	10,763	63,179
SEACOR Holdings, Inc.[1,2]	11,187	472,986
SRC Energy, Inc.[1,2]	75,312	385,597
Superior Energy Services, Inc.[2]	277,676	1,296,747
TETRA Technologies, Inc.[2]	236,662	553,789
U.S. Silica Holdings, Inc.[1]	62,477	1,084,601
Unit Corp.[1,2]	32,137	457,631
Total Energy		25,446,953
Food & Staples Retailing—2.6%
Andersons, Inc. (The)	46,873	1,510,717
Chefs' Warehouse, Inc. (The)[1,2]	25,320	786,186
SpartanNash Co.	246,529	3,912,415
United Natural Foods, Inc.[1,2]	402,414	5,319,913
Total Food & Staples Retailing		11,529,231
Food, Beverage & Tobacco—3.3%
B&G Foods, Inc.	37,798	923,027
Calavo Growers, Inc.[1]	7,019	588,543
Cal-Maine Foods, Inc.[1]	19,240	858,681
Coca-Cola Consolidated	9,967	2,868,802
Darling Ingredients, Inc.[2]	86,180	1,865,797
Dean Foods Co.[1]	1,442,997	4,372,281
J&J Snack Foods Corp.[1]	4,024	639,172
John B. Sanfilippo & Son, Inc.[1]	6,846	492,022
MGP Ingredients, Inc.	2,501	192,952
Seneca Foods Corp., Class A1,2	24,107	593,032
Universal Corp.	19,498	1,123,670
Total Food, Beverage & Tobacco		14,517,979
Health Care Equipment & Services—7.3%
Addus HomeCare Corp.[2]	4,266	271,275
AMN Healthcare Services, Inc. [1,2]	24,619	1,159,309
AngioDynamics, Inc.[2]	8,623	197,122
BioTelemetry, Inc.[1,2]	3,223	201,824

	Shares	Value
Health Care Equipment & Services (Continued)
Cardiovascular Systems, Inc.[2]	3,062	$118,377
Community Health Systems, Inc.[1,2]	1,631,296	6,084,734
Computer Programs & Systems, Inc.	4,806	142,690
CONMED Corp.[1]	5,902	490,928
CorVel Corp.[2]	4,962	323,721
Cross Country Healthcare, Inc.[1,2]	57,496	404,197
CryoLife, Inc.[2]	4,798	139,958
Cutera, Inc.[2]	5,284	93,316
Diplomat Pharmacy, Inc.[1,2]	477,757	2,775,768
Ensign Group, Inc. (The)	22,433	1,148,345
HealthStream, Inc.[2]	4,699	131,854
Heska Corp.[1,2]	877	74,650
HMS Holdings Corp.[2]	10,307	305,190
Integer Holdings Corp.[2]	8,399	633,453
Invacare Corp.	55,134	461,472
Lantheus Holdings, Inc.[2]	7,807	191,115
LeMaitre Vascular, Inc.[1]	1,891	58,621
LHC Group, Inc.[2]	8,925	989,426
Magellan Health, Inc.[2]	60,713	4,002,201
Meridian Bioscience, Inc.	6,900	121,509
Merit Medical Systems, Inc.[1,2]	8,222	508,366
Natus Medical, Inc.[2]	10,736	272,480
Neogen Corp.[2]	3,739	214,581
NextGen Healthcare, Inc.[2]	16,916	284,696
Omnicell, Inc.[2]	5,026	406,302
OraSure Technologies, Inc.[2]	8,801	98,131
Orthofix Medical, Inc.[2]	4,393	247,809
Owens & Minor, Inc.[1]	1,186,219	4,863,498
Providence Service Corp. (The)[2]	13,756	916,425
Select Medical Holdings Corp.[2]	196,588	2,769,925
Surmodics, Inc.[2]	882	38,349
Tabula Rasa HealthCare, Inc.[1,2]	1,745	98,453
Tactile Systems Technology, Inc.[1,2]	1,063	56,041
Tivity Health, Inc.[1,2]	16,645	292,286
US Physical Therapy, Inc.	2,184	229,386
Varex Imaging Corp.[2]	12,915	437,560
Total Health Care Equipment & Services		32,255,343
Household & Personal Products—1.2%
Avon Products, Inc.[2]	1,108,282	3,258,349
Central Garden & Pet Co., Class A1,2	19,866	507,775
Central Garden & Pet Co., Class A2	22,101	513,848
Inter Parfums, Inc.	4,413	334,814
Medifast, Inc.	2,032	259,182
WD-40 Co.[1]	1,377	233,319
Total Household & Personal Products		5,107,287
Insurance—2.3%
Ambac Financial Group, Inc.[1,2]	14,743	267,143
American Equity Investment Life Holding Co.	42,016	1,135,272
AMERISAFE, Inc.	3,329	197,743
eHealth, Inc.[2]	2,375	148,058
Employers Holdings, Inc.	10,734	430,541
HCI Group, Inc.[1]	3,385	144,641
Horace Mann Educators Corp.	16,915	595,577
James River Group Holdings Ltd.	11,861	475,389
Navigators Group, Inc. (The)	11,269	787,365
ProAssurance Corp.	12,518	433,248
RLI Corp.[1]	7,135	511,936
Safety Insurance Group, Inc.	5,307	462,452

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer S&P SmallCap 600 Revenue ETF

	Shares	Value
Insurance (Continued)
Selective Insurance Group, Inc.	22,036	$1,394,438
Stewart Information Services Corp.	23,802	1,016,107
Third Point Reinsurance Ltd.[2]	50,197	521,045
United Fire Group, Inc.	13,299	581,299
United Insurance Holdings Corp.	25,006	397,596
Universal Insurance Holdings, Inc.[1]	13,906	431,086
Total Insurance		9,930,936
Materials—6.0%
AdvanSix, Inc.[2]	25,569	730,506
AK Steel Holding Corp. [1,2]	1,400,917	3,852,522
American Vanguard Corp.	12,720	219,038
Balchem Corp.	3,760	348,928
Boise Cascade Co.	98,702	2,641,266
Century Aluminum Co.[1,2]	132,106	1,173,101
Clearwater Paper Corp.[1,2]	34,733	676,599
FutureFuel Corp.	9,142	122,503
H.B. Fuller Co.	33,156	1,612,708
Hawkins, Inc.	7,347	270,590
Haynes International, Inc.	7,662	251,543
Innophos Holdings, Inc.	13,998	421,900
Innospec, Inc.	9,512	792,825
Kaiser Aluminum Corp.	8,200	858,786
Koppers Holdings, Inc.[2]	34,209	888,750
Kraton Corp.[2]	31,088	1,000,412
Livent Corp.[2]	18,811	230,999
LSB Industries, Inc.[1,2]	30,923	192,960
Materion Corp.	11,357	648,030
Mercer International, Inc.	57,868	781,797
Myers Industries, Inc.	16,431	281,134
Neenah, Inc.	8,651	556,778
Olympic Steel, Inc.	55,553	881,626
PH Glatfelter Co.	51,797	731,374
Quaker Chemical Corp.	2,368	474,381
Rayonier Advanced Materials, Inc.[1]	90,156	1,222,515
Schweitzer-Mauduit International, Inc.	14,702	569,261
Stepan Co.	11,882	1,039,913
SunCoke Energy, Inc.[2]	87,706	744,624
TimkenSteel Corp.[1,2]	79,953	868,290
Tredegar Corp.	32,983	532,346
U.S. Concrete, Inc.[1,2]	19,470	806,447
Total Materials		26,424,452
Media & Entertainment—1.0%
Care.com, Inc.[2]	4,251	84,000
E.W. Scripps Co., (The), Class A1	26,118	548,478
Gannett Co., Inc.[1]	144,794	1,526,129
Marcus Corp. (The)	9,084	363,814
New Media Investment Group, Inc.	67,006	703,563
QuinStreet, Inc.[1,2]	18,609	249,174
Scholastic Corp.	21,776	865,814
TechTarget, Inc.[2]	4,059	66,040
Total Media & Entertainment		4,407,012
Pharmaceuticals, Biotechnology & Life Sciences—1.6%
Acorda Therapeutics, Inc.[1,2]	18,605	247,260
Akorn, Inc.[1,2]	98,148	345,481
AMAG Pharmaceuticals, Inc.[2]	23,752	305,926
Amphastar Pharmaceuticals, Inc.[1,2]	5,942	121,395
ANI Pharmaceuticals, Inc.[1,2]	1,684	118,789
Anika Therapeutics, Inc.[1,2]	1,836	55,521
Assertio Therapeutics, Inc.[2]	48,340	245,084

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Cambrex Corp.[1,2]	7,370	$286,325
Corcept Therapeutics, Inc.[1,2]	11,079	130,067
Cytokinetics, Inc.[1,2]	2,689	21,754
Eagle Pharmaceuticals, Inc.[2]	2,386	120,469
Emergent BioSolutions, Inc.[2]	7,327	370,160
Enanta Pharmaceuticals, Inc.[1,2]	1,280	122,266
Endo International PLC[1,2]	181,638	1,458,553
Innoviva, Inc.[1,2]	10,448	146,585
Lannett Co., Inc.[1,2]	47,080	370,520
Luminex Corp.	7,022	161,576
Medicines Co. (The)[1,2]	313	8,748
Medpace Holdings, Inc.[2]	7,259	428,063
Momenta Pharmaceuticals, Inc.[2]	3,056	44,404
Myriad Genetics, Inc.[1,2]	14,859	493,319
NeoGenomics, Inc.[1,2]	7,865	160,918
Phibro Animal Health Corp., Class A	15,507	511,731
Progenics Pharmaceuticals, Inc.[1,2]	2,160	10,022
REGENXBIO, Inc.[1,2]	2,161	123,847
Repligen Corp.[1,2]	1,824	107,762
Spectrum Pharmaceuticals, Inc.[2]	5,814	62,152
Supernus Pharmaceuticals, Inc.[1,2]	5,796	203,092
Vanda Pharmaceuticals, Inc.[2]	5,541	101,954
Total Pharmaceuticals, Biotechnology & Life Sciences		6,883,743
Real Estate—1.7%
Acadia Realty Trust	5,079	138,504
Agree Realty Corp.	1,192	82,653
American Assets Trust, Inc.	3,853	176,699
Armada Hoffler Properties, Inc.	6,778	105,669
CareTrust REIT, Inc.	3,604	84,550
CBL & Associates Properties, Inc.	241,871	374,900
Cedar Realty Trust, Inc.	25,039	85,133
Chatham Lodging Trust	9,312	179,163
Chesapeake Lodging Trust	11,043	307,106
Community Healthcare Trust, Inc.	789	28,317
DiamondRock Hospitality Co.	43,356	469,545
Easterly Government Properties, Inc.[1]	4,621	83,224
EastGroup Properties, Inc.	1,494	166,790
Four Corners Property Trust, Inc.	2,760	81,696
Franklin Street Properties Corp.	20,577	147,949
Getty Realty Corp.	2,199	70,434
Global Net Lease, Inc.	8,469	160,064
Hersha Hospitality Trust	14,815	253,929
HFF, Inc., Class A	7,870	375,793
Independence Realty Trust, Inc.	9,959	107,458
Innovative Industrial Properties, Inc., Class A	95	7,761
iStar, Inc.[1]	50,843	428,098
Kite Realty Group Trust	12,576	201,090
Lexington Realty Trust	23,971	217,177
LTC Properties, Inc.	2,077	95,127
Marcus & Millichap, Inc.[2]	11,373	463,222
National Storage Affiliates Trust	6,011	171,374
NorthStar Realty Europe Corp.	4,864	84,439
Office Properties Income Trust	8,682	239,970
Pennsylvania Real Estate Investment Trust[1]	34,059	214,231
PS Business Parks, Inc.	1,442	226,149
RE/MAX Holdings, Inc., Class A1	2,889	111,342
Retail Opportunity Investments Corp.	8,912	154,534

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer S&P SmallCap 600 Revenue ETF

	Shares	Value
Real Estate (Continued)
RPT Realty	12,193	$146,438
Saul Centers, Inc.	2,292	117,740
Summit Hotel Properties, Inc.[1]	26,769	305,434
Universal Health Realty Income Trust	563	42,625
Urstadt Biddle Properties, Inc., Class A	3,536	72,983
Washington Prime Group, Inc.[1]	74,793	422,580
Washington Real Estate Investment Trust[1]	6,477	183,817
Whitestone REIT	6,043	72,637
Total Real Estate		7,458,344
Retailing—18.3%
Abercrombie & Fitch Co., Class A1	75,462	2,068,413
Asbury Automotive Group, Inc.[1,2]	54,669	3,791,842
Ascena Retail Group, Inc.[2]	1,927,620	2,081,830
Barnes & Noble Education, Inc.[1,2]	266,352	1,118,678
Barnes & Noble, Inc.	359,145	1,950,157
Big Lots, Inc.[1]	77,831	2,959,135
Buckle, Inc. (The)[1]	26,058	487,806
Caleres, Inc.[1]	54,636	1,348,963
Cato Corp., (The), Class A	34,340	514,413
Chico’s FAS, Inc.[1]	234,427	1,001,003
Children's Place, Inc. (The)	11,808	1,148,682
Conn's, Inc.[1,2]	35,327	807,575
Core-Mark Holding Co., Inc.	229,301	8,513,946
DSW, Inc., Class A2	60,656	1,347,776
Express, Inc.[1,2]	237,861	1,018,045
GameStop Corp., Class A1	445,542	4,526,707
Genesco, Inc.[1,2]	35,047	1,596,391
Group 1 Automotive, Inc.[1]	102,510	6,632,397
Guess?, Inc.	62,070	1,216,572
Haverty Furniture Cos., Inc.	18,249	399,288
Hibbett Sports, Inc.[1,2]	28,399	647,781
JC Penney Co., Inc.[1,2]	3,920,528	5,841,587
Kirkland's, Inc.[1,2]	35,591	250,205
Liquidity Services, Inc.[2]	17,037	131,355
Lithia Motors, Inc., Class A1	72,746	6,747,192
Lumber Liquidators Holdings, Inc.[1,2]	51,201	517,130
MarineMax, Inc.[1,2]	34,065	652,685
Monro, Inc.[1]	8,197	709,204
Office Depot, Inc.	1,769,895	6,424,719
PetMed Express, Inc.[1]	7,321	166,772
Rent-A-Center, Inc.[2]	69,260	1,445,456
RH1,2	9,507	978,746
Shoe Carnival, Inc.	16,238	552,579
Shutterfly, Inc.[2]	25,344	1,029,980
Shutterstock, Inc.[1]	7,358	343,104
Sleep Number Corp.[1,2]	17,794	836,318
Sonic Automotive, Inc., Class A1	382,460	5,664,233
Stamps.com, Inc.[1,2]	3,593	292,506
Tailored Brands, Inc.[1]	150,236	1,177,850
Tile Shop Holdings, Inc.[1]	31,431	177,900
Vitamin Shoppe, Inc.[1,2]	86,717	610,488
Zumiez, Inc.[1,2]	21,281	529,684
Total Retailing		80,257,093
Semiconductors & Semiconductor Equipment—1.7%
Advanced Energy Industries, Inc.[1,2]	8,200	407,376
Axcelis Technologies, Inc.[2]	12,057	242,587
Brooks Automation, Inc.[1]	13,451	394,518
Cabot Microelectronics Corp.	3,282	367,453

	Shares	Value
Semiconductors & Semiconductor Equipment (Continued)
CEVA, Inc.[1,2]	1,505	$40,575
Cohu, Inc.	11,387	167,958
Diodes, Inc.[2]	17,441	605,203
DSP Group, Inc.[2]	4,712	66,298
FormFactor, Inc.[2]	18,726	301,301
Ichor Holdings Ltd.[1,2]	22,870	516,405
Kopin Corp.[1,2]	8,929	11,965
Kulicke & Soffa Industries, Inc.	19,555	432,361
MaxLinear, Inc.[1,2]	8,392	214,248
Nanometrics, Inc.[2]	6,114	188,800
PDF Solutions, Inc.[1,2]	3,870	47,795
Photronics, Inc.[2]	29,827	281,865
Power Integrations, Inc.	3,168	221,570
Rambus, Inc.[2]	12,412	129,705
Rudolph Technologies, Inc.[2]	6,644	151,483
Semtech Corp.[2]	6,156	313,402
SMART Global Holdings, Inc.[1,2]	32,237	618,950
SolarEdge Technologies, Inc.[1,2]	13,283	500,503
Ultra Clean Holdings, Inc.[1,2]	60,645	627,676
Veeco Instruments, Inc.[1,2]	27,631	299,520
Xperi Corp.	9,301	217,643
Total Semiconductors & Semiconductor Equipment		7,367,160
Software & Services—2.6%
8x8, Inc.[1,2]	9,564	193,193
Agilysys, Inc.[2]	3,629	76,826
Alarm.com Holdings, Inc.[1,2]	3,855	250,190
Bottomline Technologies (DE), Inc.[2]	4,638	232,317
Cardtronics PLC, Class A1,2	24,437	869,469
CSG Systems International, Inc.	11,338	479,597
Ebix, Inc.[1]	4,948	244,283
EVERTEC, Inc.	8,742	243,115
ExlService Holdings, Inc.[2]	8,024	481,601
LivePerson, Inc.[2]	4,716	136,858
ManTech International Corp., Class A	19,365	1,046,097
MicroStrategy, Inc., Class A2	1,921	277,104
Monotype Imaging Holdings, Inc.	6,695	133,164
NIC, Inc.	11,011	188,178
OneSpan, Inc.[2]	5,768	110,861
Perficient, Inc.[2]	9,524	260,862
Progress Software Corp.	5,822	258,322
Qualys, Inc.[1,2]	1,795	148,518
SPS Commerce, Inc.[2]	1,248	132,363
Sykes Enterprises, Inc.[2]	30,498	862,483
TiVo Corp.	38,323	357,170
Travelport Worldwide Ltd.	86,511	1,360,818
TTEC Holdings, Inc.	24,009	869,846
Unisys Corp.[2]	119,065	1,389,489
Virtusa Corp.[2]	12,811	684,748
Total Software & Services		11,287,472
Technology Hardware & Equipment—7.9%
3D Systems Corp.[1,2]	33,544	360,933
ADTRAN, Inc.	19,131	262,095
Anixter International, Inc.[2]	80,802	4,533,800
Applied Optoelectronics, Inc.[1,2]	11,071	135,066
Arlo Technologies, Inc.[1,2]	57,685	238,239
Badger Meter, Inc.	4,042	224,897
Bel Fuse, Inc., Class B	11,894	300,680

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer S&P SmallCap 600 Revenue ETF

	Shares	Value
Technology Hardware & Equipment (Continued)
Benchmark Electronics, Inc.	52,274	$1,372,193
CalAmp Corp.[2]	15,308	192,575
Comtech Telecommunications Corp.	13,742	319,089
Control4 Corp.[2]	8,595	145,513
Cray, Inc.[1,2]	9,932	258,729
CTS Corp.	8,295	243,624
Daktronics, Inc.	39,653	295,415
Diebold Nixdorf, Inc.[2]	262,184	2,902,377
Digi International, Inc.[2]	10,395	131,705
Electronics For Imaging, Inc.[1,2]	20,436	549,728
ePlus, Inc.[2]	8,309	735,679
Extreme Networks, Inc.[2]	72,939	546,313
Fabrinet[2]	14,740	771,786
FARO Technologies, Inc.[2]	4,840	212,524
Finisar Corp.[2]	29,137	675,104
Harmonic, Inc.[1,2]	38,343	207,819
II-VI, Inc.[1,2]	17,694	658,925
Insight Enterprises, Inc.[2]	68,742	3,784,935
Itron, Inc.[2]	25,859	1,206,322
KEMET Corp.[1]	41,143	698,197
Knowles Corp.[2]	27,866	491,278
Methode Electronics, Inc.	17,347	499,247
MTS Systems Corp.	8,048	438,294
NETGEAR, Inc.[1,2]	21,168	701,084
OSI Systems, Inc.[1,2]	7,072	619,507
Park Electrochemical Corp.	2,638	41,417
Plexus Corp.[2]	26,437	1,611,335
Rogers Corp.[1,2]	3,163	502,537
Sanmina Corp.[2]	136,708	3,944,026
ScanSource, Inc.[2]	56,333	2,017,848
TTM Technologies, Inc.[1,2]	132,222	1,550,964
Viavi Solutions, Inc.[2]	45,708	565,865
Total Technology Hardware & Equipment		34,947,664
Telecommunication Services—1.5%
ATN International, Inc.	4,361	245,917
Cincinnati Bell, Inc.[1,2]	82,564	787,661
Cogent Communications Holdings, Inc.	5,689	308,628
Consolidated Communications Holdings, Inc.	76,582	835,510
Frontier Communications Corp.[1,2]	1,715,800	3,414,442
Iridium Communications, Inc.[2]	12,344	326,375
Spok Holdings, Inc.	6,584	89,674
Vonage Holdings Corp.[2]	56,587	568,133
Total Telecommunication Services		6,576,340
Transportation—3.3%
Allegiant Travel Co.	7,011	907,714
ArcBest Corp.[1]	48,906	1,505,816
Atlas Air Worldwide Holdings, Inc.[1,2]	29,177	1,475,189
Echo Global Logistics, Inc.[2]	55,635	1,378,635
Forward Air Corp.	11,364	735,592
Hawaiian Holdings, Inc.[1]	59,018	1,549,223
Heartland Express, Inc.	16,432	316,809
Hub Group, Inc., Class A2	53,717	2,194,339
Marten Transport Ltd.	23,303	415,493
Matson, Inc.[1]	33,715	1,216,774
Saia, Inc.[2]	14,453	883,078
SkyWest, Inc.	34,772	1,887,772
Total Transportation		14,466,434
Utilities—0.7%
American States Water Co.[1]	3,841	273,863

	Shares	Value
Utilities (Continued)
Avista Corp.	18,124	$736,197
California Water Service Group[1]	7,002	380,069
El Paso Electric Co.	8,242	484,794
Northwest Natural Holding Co.	5,985	392,796
South Jersey Industries, Inc.	27,787	891,129
Total Utilities		3,158,848
Total Common Stocks
(Cost $457,237,039)		437,723,484
RIGHT—0.0%[3]
Materials—0.0%[3]
A. Schulman, Inc. CVR (Cost $19,624)[2,4]	37,522	0
Money Market Fund—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[5]
(Cost $785,745)	785,745	785,745

Investment of Cash Collateral for Securities Loaned—4.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[5]
(Cost $18,093,487)	18,093,487	18,093,487
Total Investments—104.0% (Cost $476,135,895)		456,602,716
Liabilities in Excess of Other Assets—(4.0)%		(17,494,602)
Net Assets—100.0%		$439,108,114

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer S&P SmallCap 600 Revenue ETF

CVR	-	Contigent Value Rights
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $121,848,988; total value of the collateral held by the Fund was $125,254,775. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $107,161,288.
2.	Non-income producing security.
3.	Less than 0.05%
4.	The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.
5.	Rate shown represents annualized 7-day yield as of March 31, 2019.

Schedule of Investments March 31, 2019 Unaudited

Oppenheimer S&P Financials Revenue ETF

	Shares	Value
COMMON STOCKS—99.8%
Banks—33.3%
Bank of America Corp.	88,926	$2,453,468
BB&T Corp.[1]	6,054	281,693
Citigroup, Inc.	36,406	2,265,181
Citizens Financial Group, Inc.	4,762	154,765
Comerica, Inc.	985	72,220
Fifth Third Bancorp	6,534	164,788
First Republic Bank[1]	812	81,574
Huntington Bancshares, Inc.[1]	8,750	110,950
JPMorgan Chase & Co.	28,568	2,891,939
KeyCorp	10,091	158,933
M&T Bank Corp.	879	138,021
People's United Financial, Inc.[1]	2,567	42,202
PNC Financial Services Group, Inc. (The)	3,591	440,472
Regions Financial Corp.	9,527	134,807
SunTrust Banks, Inc.	3,781	224,024
SVB Financial Group[2]	256	56,924
U.S. Bancorp	11,502	554,281
Wells Fargo & Co.	46,551	2,249,344
Zions Bancorp NA	1,439	65,345
Total Banks		12,540,931
Capital Markets—14.6%
Affiliated Managers Group, Inc.	535	57,304
Ameriprise Financial, Inc.	2,338	299,498
Bank of New York Mellon Corp. (The)	8,615	434,454
BlackRock, Inc.	778	332,494
Cboe Global Markets, Inc.	692	66,044
Charles Schwab Corp. (The)	5,840	249,718
CME Group, Inc.	582	95,786
E*TRADE Financial Corp.	1,495	69,413
Franklin Resources, Inc.	4,409	146,114
Goldman Sachs Group, Inc. (The)	5,923	1,137,157
Intercontinental Exchange, Inc.	1,999	152,204
Invesco Ltd.	6,480	125,129
Moody's Corp.	604	109,378
Morgan Stanley	28,038	1,183,204
MSCI, Inc.	181	35,990
Nasdaq, Inc.	1,217	106,475
Northern Trust Corp.	1,716	155,144
Raymond James Financial, Inc.	2,200	176,902
S&P Global, Inc.	736	154,965
State Street Corp.	4,234	278,639
T. Rowe Price Group, Inc.	1,281	128,254
Total Capital Markets		5,494,266
Consumer Finance—6.4%
American Express Co.	9,255	1,011,572
Capital One Financial Corp.	9,267	757,021
Discover Financial Services	4,245	302,074
Synchrony Financial	11,094	353,899
Total Consumer Finance		2,424,566
Diversified Financial Services—15.9%
Berkshire Hathaway, Inc., Class B2	28,801	5,785,833
Jefferies Financial Group, Inc.	10,765	202,274
Total Diversified Financial Services		5,988,107
Insurance—29.6%
Aflac, Inc.	10,551	527,550
Allstate Corp. (The)	9,683	911,945
American International Group, Inc.	25,831	1,112,283

	Shares	Value
Insurance (Continued)
Aon PLC	1,533	$261,683
Arthur J. Gallagher & Co.	2,011	157,059
Assurant, Inc.	1,848	175,394
Brighthouse Financial, Inc.[2]	4,910	178,184
Chubb Ltd.	5,689	796,915
Cincinnati Financial Corp.	1,478	126,960
Everest Re Group Ltd.	777	167,801
Hartford Financial Services Group, Inc. (The)	9,000	447,480
Lincoln National Corp.	6,216	364,879
Loews Corp.	6,928	332,059
Marsh & McLennan Cos., Inc.	3,844	360,952
MetLife, Inc.	34,957	1,488,119
Principal Financial Group, Inc.[1]	6,595	331,003
Progressive Corp. (The)	10,231	737,553
Prudential Financial, Inc.	15,163	1,393,176
Torchmark Corp.	1,224	100,307
Travelers Cos., Inc. (The)	5,337	732,023
Unum Group	7,444	251,830
Willis Towers Watson PLC	1,158	203,403
Total Insurance		11,158,558
Total Common Stocks
(Cost $39,207,611)		37,606,428

Money Market Fund—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[3]
(Cost $58,348)	58,348	58,348
Total Investments—100.0% (Cost $39,265,959)		37,664,776
Other Assets in Excess of Liabilities—(0.0)%[4]		13,914
Net Assets—100.0%		$37,678,690

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer S&P Financials Revenue ETF

PLC	-	Public Limited Company

1.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $829,039; total value of the collateral held by the Fund was $846,140. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $846,140.
2.	Non-income producing security.
3.	Rate shown represents annualized 7-day yield as of March 31, 2019.
4.	Less than 0.05%.

Schedule of Investments March 31, 2019 Unaudited

Oppenheimer S&P Ultra Dividend Revenue ETF

	Shares	Value
COMMON STOCKS—99.5%
Automobiles & Components—4.6%
General Motors Co.	2,106,087	$78,135,828
Banks—0.9%
PacWest Bancorp[1]	96,242	3,619,662
People's United Financial, Inc.[1]	329,904	5,423,622
Umpqua Holdings Corp.	214,659	3,541,873
Valley National Bancorp[1]	328,837	3,150,258
Total Banks		15,735,415
Capital Goods—0.4%
nVent Electric PLC	255,566	6,895,171
Commercial & Professional Services—1.0%
Nielsen Holdings PLC	742,334	17,571,046
Consumer Durables & Apparel—1.4%
Newell Brands, Inc.[1]	1,519,294	23,305,970
Consumer Services—1.2%
H&R Block, Inc.[1]	350,354	8,387,475
Wyndham Destinations, Inc.	317,381	12,850,756
Total Consumer Services		21,238,231
Diversified Financials—1.2%
Federated Investors, Inc., Class B1	125,244	3,670,901
Janus Henderson Group PLC[1]	300,606	7,509,138
Legg Mason, Inc.	306,429	8,386,962
Total Diversified Financials		19,567,001
Energy—16.2%
Chevron Corp.	708,027	87,214,766
Exxon Mobil Corp.	1,125,604	90,948,803
Helmerich & Payne, Inc.[1]	134,165	7,454,208
Occidental Petroleum Corp.	723,309	47,883,056
ONEOK, Inc.[1]	606,823	42,380,518
Total Energy		275,881,351
Food, Beverage & Tobacco—10.6%
Altria Group, Inc.	1,279,732	73,495,009
General Mills, Inc.	1,060,607	54,886,412
Kraft Heinz Co. (The)[1]	1,599,085	52,210,125
Total Food, Beverage & Tobacco		180,591,546
Health Care Equipment & Services—0.9%
Patterson Cos., Inc.	713,027	15,579,640
Household & Personal Products—2.5%
Coty, Inc., Class A1	3,723,597	42,821,366
Insurance—2.3%
Principal Financial Group, Inc.[1]	793,460	39,823,757
Materials—8.5%
International Paper Co.	1,413,591	65,406,855
LyondellBasell Industries NV, Class A	957,223	80,483,310
Total Materials		145,890,165
Media & Entertainment—0.4%
Meredith Corp.[1]	134,702	7,443,633
Real Estate—6.4%
American Campus Communities, Inc.	55,694	2,649,921
CoreSite Realty Corp.	16,005	1,712,855
Corporate Office Properties Trust	72,072	1,967,566
Crown Castle International Corp.	132,825	17,001,600
Healthcare Realty Trust, Inc.	40,778	1,309,382
Highwoods Properties, Inc.[1]	47,026	2,199,876
Host Hotels & Resorts, Inc.	908,427	17,169,270
Liberty Property Trust	46,070	2,230,709
Life Storage, Inc.	16,213	1,577,039
National Retail Properties, Inc.	34,955	1,936,157
Pebblebrook Hotel Trust	73,261	2,275,487
PotlatchDeltic, Corp.	74,657	2,821,288
Public Storage	38,259	8,332,045
Realty Income Corp.	57,898	4,258,977

	Shares	Value
Real Estate (Continued)
Simon Property Group, Inc.	90,934	$16,569,084
Taubman Centers, Inc.[1]	37,138	1,963,857
Urban Edge Properties	52,558	998,602
Weyerhaeuser Co.	863,310	22,739,585
Total Real Estate		109,713,300
Retailing—6.6%
Bed Bath & Beyond, Inc.[1]	2,400,766	40,789,014
Macy's, Inc.[1]	2,974,584	71,479,254
Total Retailing		112,268,268
Semiconductors & Semiconductor Equipment—4.2%
QUALCOMM, Inc.	1,268,586	72,347,460
Software & Services—6.0%
International Business Machines Corp.	606,418	85,565,580
Western Union Co. (The)[1]	875,662	16,173,477
Total Software & Services		101,739,057
Technology Hardware & Equipment—2.2%
Xerox Corp.	1,190,684	38,078,074
Telecommunication Services—4.9%
Verizon Communications, Inc.	1,408,241	83,269,290
Utilities—17.1%
AES Corp.	1,918,956	34,694,725
CenterPoint Energy, Inc.[1]	950,016	29,165,491
Dominion Energy, Inc.	545,632	41,828,149
Duke Energy Corp.	791,657	71,249,130
Edison International	661,752	40,975,684
Entergy Corp.	355,910	34,035,673
FirstEnergy Corp.[1]	879,568	36,598,824
NorthWestern Corp.	55,512	3,908,600
Total Utilities		292,456,276
Total Common Stocks
(Cost $1,662,184,093)		1,700,351,845

Money Market Fund—0.3%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[2]
(Cost $4,652,815)	4,652,815	4,652,815

Investment of Cash Collateral for Securities Loaned—1.5%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[2]
(Cost $25,282,156)	25,282,156	25,282,156
Total Investments—101.3% (Cost $1,692,119,064)		1,730,286,816
Liabilities in Excess of Other Assets—(1.3)%		(21,383,074)
Net Assets—100.0%		$1,708,903,742

PLC – Public Limited Company

1.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $260,140,473; total value of the collateral held by the Fund was $266,380,132. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $241,097,976.
2.	Rate shown represents annualized 7-day yield as of March 31, 2019.

Schedule of Investments March 31, 2019 Unaudited

Oppenheimer Emerging Markets Ultra Dividend Revenue ETF

	Shares	Value
COMMON STOCKS—96.3%
Automobiles & Components—2.3%
Chongqing Changan Automobile Co. Ltd., Class B	65,600	$34,848
Nemak SAB de CV1	46,737	27,058
Weifu High-Technology Group Co. Ltd., Class B	6,027	12,875
Yulon Nissan Motor Co. Ltd.	1,209	9,964
Total Automobiles & Components		84,745
Banks—6.6%
Abu Dhabi Commercial Bank PJSC	13,101	33,813
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	43,450	59,427
Commercial Bank PQSC (The)	1,618	19,976
Doha Bank QPSC	1,944	11,400
Dubai Islamic Bank PJSC	19,077	25,449
Malayan Banking Bhd	31,800	72,207
Moneta Money Bank AS1	1,195	4,125
National Bank of Pakistan[2]	38,315	10,905
Qatar International Islamic Bank QSC	267	5,371
Total Banks		242,673
Capital Goods—3.9%
Dubai Investments PJSC	16,554	6,174
ElSewedy Electric Co.	21,409	19,210
Reunert Ltd.	1,296	6,381
Sime Darby Bhd	140,500	76,746
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	73,090	36,219
Total Capital Goods		144,730
Consumer Durables & Apparel—0.1%
China Dongxiang Group Co. Ltd.	14,344	2,083
Consumer Services—0.4%
OPAP SA	1,458	15,062
Diversified Financials—8.8%
China Cinda Asset Management Co. Ltd., Class H	418,900	116,332
China Huarong Asset Management Co. Ltd., Class H1	620,864	132,083
Coronation Fund Managers Ltd.	758	2,415
Moscow Exchange MICEX-RTS PJSC	2,463	3,423
Power Finance Corp. Ltd.[2]	20,897	37,133
REC Ltd.	14,686	32,414
Total Diversified Financials		323,800
Energy—19.2%
China Petroleum & Chemical Corp., Class H	209,476	165,180
Coal India Ltd.	37,132	127,142
Indian Oil Corp. Ltd.	89,370	210,089
Qatar Gas Transport Co. Ltd.	1,404	8,021
Tatneft PJSC	6,522	74,951
Tupras Turkiye Petrol Rafinerileri AS	5,349	118,160
Total Energy		703,543
Food & Staples Retailing—0.2%
Al Meera Consumer Goods Co. QSC	168	6,843
Food, Beverage & Tobacco—0.3%
Eastern Tobacco	7,084	7,439
Philip Morris CR AS	7	4,808
Total Food, Beverage & Tobacco		12,247
Insurance—1.3%
MMI Holdings Ltd.	41,600	47,856
Materials—16.1%
Alrosa PJSC	17,846	25,105
Eregli Demir ve Celik Fabrikalari TAS	24,968	40,305

	Shares	Value
Materials (Continued)
Fauji Fertilizer Co. Ltd.	9,021	$6,695
Kumba Iron Ore Ltd.	1,062	31,688
Magnitogorsk Iron & Steel Works PJSC	65,603	45,834
MMC Norilsk Nickel PJSC	295	61,607
Novolipetsk Steel PJSC	27,046	70,190
Severstal PJSC	2,982	46,661
Shandong Chenming Paper Holdings Ltd., Class H	37,569	24,169
Sinopec Shanghai Petrochemical Co. Ltd., Class H	224,636	107,025
Vedanta Ltd.	49,222	131,057
Total Materials		590,336
Media & Entertainment—0.3%
Astro Malaysia Holdings Bhd	29,200	10,943
Real Estate—7.7%
Agile Group Holdings Ltd.	56,923	92,093
Barwa Real Estate Co.	434	4,369
Concentradora Fibra Danhos SA de CV	1,511	2,158
DAMAC Properties Dubai Co. PJSC	42,947	15,785
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	20,931	5,668
Fibra Uno Administracion SA de CV	5,587	7,725
Fortress REIT Ltd., Class A	1,750	2,228
Growthpoint Properties Ltd.[3]	3,925	6,646
Guangzhou R&F Properties Co. Ltd., Class H	50,663	109,588
Hyprop Investments Ltd.	337	1,647
KWG Group Holdings Ltd.	9,458	11,410
Land & Houses PCL	28,600	9,643
Redefine Properties Ltd.	7,568	5,090
Resilient REIT Ltd.	395	1,498
SOHO China Ltd.[2]	5,662	2,380
United Development Co. QSC	1,001	3,830
Vukile Property Fund Ltd.	1,007	1,396
Total Real Estate		283,154
Retailing—0.3%
Xinhua Winshare Publishing and Media Co. Ltd., Class H	14,246	11,088
Software & Services—0.6%
Cielo SA	9,313	22,710
Technology Hardware & Equipment—8.5%
AU Optronics Corp.	238,282	87,750
Inventec Corp.	185,510	141,147
Kingboard Laminates Holdings Ltd.	16,608	17,454
Lite-On Technology Corp.	39,903	58,067
Transcend Information, Inc.	2,501	5,680
Total Technology Hardware & Equipment		310,098
Telecommunication Services—8.1%
Bharti Infratel Ltd.	2,006	9,075
Magyar Telekom Telecommunications PLC	12,216	19,703
Mobile Telecommunications Co. KSC	25,156	40,038
Mobile TeleSystems PJSC	10,501	40,351
MTN Group Ltd.[3]	13,617	83,678
Rostelecom PJSC	24,807	27,379
Sistema PJSFC	157,055	22,811
Telkom SA SOC Ltd.	5,176	26,172
Turkcell Iletisim Hizmetleri AS	12,913	27,634
Total Telecommunication Services		296,841
Transportation—2.0%
Aeroflot PJSC	28,965	42,457
Air Arabia PJSC[2]	37,144	9,506

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Emerging Markets Ultra Dividend Revenue ETF

	Shares	Value
Transportation (Continued)
AirAsia Group Bhd	33,400	$21,762
Total Transportation		73,725
Utilities—9.6%
AES Gener SA	74,054	19,904
CEZ AS	2,890	67,901
China Power International Development Ltd.	114,850	29,408
China Resources Power Holdings Co. Ltd.	47,473	71,361
Datang International Power Generation Co. Ltd., Class H	223,692	59,842
Engie Brasil Energia SA	1,925	21,126
Federal Grid Co. Unified Energy System PJSC	8,750,583	21,857
Manila Electric Co.	6,970	50,440
Transmissora Alianca de Energia Eletrica SA	552	3,518
Unipro PJSC	156,021	6,139
Total Utilities		351,496
Total Common Stocks
(Cost $3,574,762)		3,533,973

PREFERRED STOCKS—2.8%
Banks—0.4%
Itausa - Investimentos Itau SA, 3.41%	4,450	13,699
Energy—0.8%
Bashneft PJSC, 8.68%	1,070	29,528
Utilities—1.6%
Cia de Gas de Sao Paulo - COMGAS, Class A, 5.96%	813	17,109
Cia Paranaense de Energia, 3.10%	3,812	35,655
Cia de Transmissao de Energia Eletrica Paulista, 16.12%	313	6,204
Total Utilities		58,968
Total Preferred Stocks
(Cost $87,749)		102,195

INVESTMENT COMPANY—0.0%[4]
Telecommunications Hardware—0.0%[4]
Digital Telecommunications Infrastructure Fund
(Cost $722)	1,500	737
Investment of Cash Collateral for Securities Loaned—1.7%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[5]
(Cost $61,216)	61,216	61,216
Total Investments—100.8% (Cost $3,724,449)		3,698,121
Liabilities in Excess of Other Assets—(0.8)%		(28,121)
Net Assets—100.0%		$3,670,000

PCL	-	Public Company Limited
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $163,266 or 4.45% of the Fund’s net assets at period end.
2.	Non-income producing security.
3.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $58,167; total value of the collateral held by the Fund was $61,216.
4.	Less than 0.05%.
5.	Rate shown represents annualized 7-day yield as of March 31, 2019.

Geographical Holdings
Country	Value	% of Net Assets
China	$1,017,983	27.7%
India	546,910	14.9
Russia	518,294	14.1
Taiwan	302,608	8.3
South Africa	216,695	5.9
Turkey	191,767	5.2
Malaysia	181,659	5.0
Brazil	120,021	3.3
Mexico	96,367	2.6
United Arab Emirates	90,727	2.5
Czech Republic	76,833	2.1
United States	61,216	1.7
Qatar	59,811	1.6
Philippines	50,440	1.4
Kuwait	40,038	1.1
Egypt	26,650	0.7
Chile	19,904	0.5
Hungary	19,703	0.5
Pakistan	17,600	0.5
Hong Kong	17,454	0.5
Greece	15,061	0.4
Thailand	10,380	0.3
Total Investments	3,698,121	100.8
Liabilities in Excess of Other Assets	(28,121)	(0.8)
Net Assets	$3,670,000	100.0%

Schedule of Investments March 31, 2019 Unaudited

Oppenheimer International Ultra Dividend Revenue ETF

	Shares	Value
COMMON STOCKS—98.9%
Automobiles & Components—4.5%
Bayerische Motoren Werke AG	819	$63,224
Nokian Renkaat OYJ	34	1,139
Renault SA	592	39,159
Xinyi Glass Holdings Ltd.	1,092	1,252
Total Automobiles & Components		104,774
Banks—12.4%
ABN AMRO Group NV1	435	9,818
Australia & New Zealand Banking Group Ltd.	791	14,626
Banco Santander SA	10,691	49,752
Bank of Nova Scotia (The)	344	18,318
Bank Polska Kasa Opieki SA	54	1,549
Bendigo & Adelaide Bank Ltd.	194	1,334
Canadian Imperial Bank of Commerce	143	11,303
Commonwealth Bank of Australia	345	17,312
Danske Bank A/S	463	8,134
DNB ASA	266	4,905
First International Bank of Israel Ltd.	35	824
Hana Financial Group, Inc.	234	7,504
HSBC Holdings PLC	6,397	51,956
ING Groep NV	2,676	32,403
KBC Group NV	115	8,042
Lloyds Banking Group PLC	25,285	20,474
Mediobanca Banca di Credito Finanziario SpA	197	2,049
National Bank of Canada	104	4,695
Nordea Bank Abp[2,3]	912	6,970
Swedbank AB, Class A	215	3,045
Westpac Banking Corp.	866	15,945
Total Banks		290,958
Capital Goods—1.7%
BAE Systems PLC	2,237	14,061
BOC Aviation Ltd.[1]	88	718
Kone OYJ, Class B	130	6,563
NWS Holdings Ltd.	1,198	2,619
Singapore Technologies Engineering Ltd.	1,100	3,037
Skanska AB, Class B2	642	11,691
Zardoya Otis SA	76	630
Total Capital Goods		39,319
Commercial & Professional Services—0.4%
Babcock International Group PLC[2]	534	3,434
G4S PLC	2,210	5,285
Societe BIC SA	15	1,338
Total Commercial & Professional Services		10,057
Consumer Durables & Apparel—0.5%
Barratt Developments PLC	532	4,154
Bellway PLC	63	2,500
Pandora A/S	41	1,921
Persimmon PLC	98	2,771
Total Consumer Durables & Apparel		11,346
Consumer Services—0.1%
Crown Resorts Ltd.	180	1,472
Star Entertainment Grp Ltd. (The)	369	1,095
Total Consumer Services		2,567
Diversified Financials—2.2%
Ashmore Group PLC	56	312
Guotai Junan International Holdings Ltd.	1,539	312
Haitong International Securities Group Ltd.	1,000	394
Macquarie Group Ltd.	68	6,251
Natixis SA	2,506	13,425

	Shares	Value
Diversified Financials (Continued)
Perpetual Ltd.[2]	11	$302
Singapore Exchange Ltd.	104	561
Standard Life Aberdeen PLC	2,625	9,028
UBS Group AG3	1,753	21,246
Total Diversified Financials		51,831
Energy—22.1%
Aker BP ASA	65	2,317
BP PLC	16,500	120,079
Delek Group Ltd.	8	1,383
Enagas SA	35	1,019
Enbridge, Inc.	589	21,339
Eni SpA	3,103	54,890
Equinor ASA	2,067	45,329
Oil Refineries Ltd.[3]	7,451	3,644
Paz Oil Co. Ltd.[3]	16	2,390
Pembina Pipeline Corp.	96	3,527
Royal Dutch Shell PLC, Class A	3,754	118,060
SK Innovation Co. Ltd.	175	27,674
TOTAL SA	1,938	107,760
TransCanada Corp.	142	6,380
Whitehaven Coal Ltd.[2]	361	1,039
Woodside Petroleum Ltd.	123	3,025
Total Energy		519,855
Food & Staples Retailing—2.7%
J Sainsbury PLC	7,864	24,153
Jeronimo Martins SGPS SA	804	11,871
Kesko OYJ, Class B	124	7,552
METRO AG	1,150	19,098
Total Food & Staples Retailing		62,674
Food, Beverage & Tobacco—2.8%
Anheuser-Busch InBev SA	416	34,921
British American Tobacco PLC	534	22,225
Coca-Cola Amatil Ltd.	377	2,316
KT&G Corp.	26	2,371
Salmar ASA	18	865
Tate & Lyle PLC	248	2,345
Total Food, Beverage & Tobacco		65,043
Insurance—18.5%
Aegon NV	2,757	13,262
Ageas	165	7,967
Allianz SE	414	92,172
Assicurazioni Generali SpA	2,549	47,225
Aviva PLC	5,824	31,297
AXA SA	375	9,445
CNP Assurances	1,011	22,273
Gjensidige Forsikring ASA[2]	110	1,903
Great-West Lifeco, Inc.	901	21,824
Harel Insurance Investments & Financial Services Ltd.	456	3,003
Insurance Australia Group Ltd.	1,401	7,643
Legal & General Group PLC	5,326	19,106
Manulife Financial Corp.	1,088	18,405
Mapfre SA	5,491	15,143
Medibank Pvt Ltd.	1,595	3,127
NN Group NV	219	9,106
Poste Italiane SpA[1]	2,252	21,929
Power Corp. of Canada	1,089	25,400
Power Financial Corp.	1,012	23,650
Sampo OYJ, Class A	116	5,263

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer International Ultra Dividend Revenue ETF

	Shares	Value
Insurance (Continued)
Talanx AG	634	$24,460
UnipolSai Assicurazioni SpA[2]	3,821	10,314
Total Insurance		433,917
Materials—5.6%
Adelaide Brighton Ltd.	233	745
Amcor Ltd.	507	5,543
BASF SE	585	43,045
Boral Ltd.	727	2,370
CSR Ltd.	542	1,278
Evonik Industries AG	374	10,196
Fortescue Metals Group Ltd.	934	4,717
Israel Corp. Ltd. (The)	12	2,740
Orora Ltd.	903	1,918
Rio Tinto Ltd.	351	24,412
Rio Tinto PLC	448	26,042
Shougang Fushan Resources Group Ltd.	1,370	314
Svenska Cellulosa AB SCA, Class B	145	1,260
UPM-Kymmene OYJ	242	7,065
Total Materials		131,645
Media & Entertainment—0.6%
ITV PLC	1,536	2,544
Singapore Press Holdings Ltd.	300	534
WPP PLC	1,163	12,287
Total Media & Entertainment		15,365
Pharmaceuticals, Biotechnology & Life Sciences—1.2%
GlaxoSmithKline PLC	1,268	26,383
Orion OYJ, Class B2	20	751
Total Pharmaceuticals, Biotechnology & Life Sciences		27,134
Real Estate—1.5%
Amot Investments Ltd.	18	100
Ascendas Real Estate Investment Trust	200	430
British Land Co. PLC (The)	100	768
CapitaLand Commercial Trust	200	286
CapitaLand Mall Trust	200	351
Champion REIT	346	300
Covivio	5	531
Dexus	55	498
Frasers Property Ltd.	1,300	1,737
Gazit-Globe Ltd.	55	442
GPT Group (The)	101	446
Hang Lung Properties Ltd.	414	1,010
Keppel REIT	100	95
Kiwi Property Group Ltd.	72	73
Klepierre SA	23	805
Lendlease Group	757	6,657
Mapletree Commercial Trust	200	279
Mapletree Industrial Trust	200	310
Mapletree Logistics Trust	200	216
Mapletree North Asia Commercial Trust	200	195
Mirvac Group	672	1,313
New World Development Co. Ltd.	4,066	6,744
RioCan Real Estate Investment Trust	35	694
Scentre Group	416	1,215
Shopping Centres Australasia Property Group	119	223
Shui On Land Ltd.	9,956	2,460
Stockland	485	1,326
Suntec Real Estate Investment Trust	100	144
Swiss Prime Site AG3	8	701

	Shares	Value
Real Estate (Continued)
Unibail-Rodamco-Westfield	13	$2,133
Vicinity Centres	379	700
Wharf Holdings Ltd. (The)	1,000	3,019
Total Real Estate		36,201
Retailing—0.6%
Chow Tai Fook Jewellery Group Ltd.	5,442	5,504
Inchcape PLC	1,004	7,470
Lifestyle International Holdings Ltd.	156	270
Sa Sa International Holdings Ltd.[2]	1,624	555
Total Retailing		13,799
Semiconductors & Semiconductor Equipment—0.0%[4]
Xinyi Solar Holdings Ltd.	1,580	761
Telecommunication Services—9.0%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,837	1,319
BT Group PLC	6,786	19,714
Deutsche Telekom AG	3,226	53,592
Elisa OYJ	30	1,355
Orange SA	1,904	31,000
Proximus SADP	159	4,590
Singapore Telecommunications Ltd.	3,500	7,804
SK Telecom Co. Ltd.	40	8,863
Spark New Zealand Ltd.	598	1,550
Swisscom AG	16	7,824
Telecom Italia SpA -RSP	24,726	14,059
Telefonica SA	3,964	33,244
Telenor ASA	411	8,242
Telstra Corp. Ltd.	5,074	11,966
TELUS Corp.	181	6,701
Total Telecommunication Services		211,823
Transportation—2.0%
Air New Zealand Ltd.	1,327	2,294
Atlantia SpA	184	4,771
Aurizon Holdings Ltd.	423	1,367
ComfortDelGro Corp. Ltd.	1,000	1,897
easyJet PLC	310	4,514
International Consolidated Airlines Group SA	1,536	10,248
Kuehne + Nagel International AG	100	13,716
Royal Mail PLC	2,270	7,049
SIA Engineering Co. Ltd.	300	545
Total Transportation		46,401
Utilities—10.5%
AGL Energy Ltd.	378	5,846
AusNet Services	517	652
Canadian Utilities Ltd., Class A	76	2,075
EDP - Energias de Portugal SA	2,945	11,590
Endesa SA	564	14,401
Enel SpA	8,801	56,368
Engie SA	2,868	42,766
Fortis, Inc.	107	3,956
Fortum OYJ	166	3,398
Hydro One Ltd.[1]	188	2,921
Innogy SE1	518	23,975
Italgas SpA	179	1,106
Korea Electric Power Corp.[3]	1,084	28,554
Mercury NZ Ltd.	318	846
National Grid PLC	1,083	12,007
Pennon Group PLC	110	1,066
Severn Trent PLC	51	1,313
Suez	951	12,611

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer International Ultra Dividend Revenue ETF

	Shares	Value
Utilities (Continued)
Terna Rete Elettrica Nazionale SpA	241	$1,528
United Utilities Group PLC	124	1,316
Veolia Environnement SA	831	18,597
Total Utilities		246,892
Total Common Stocks
(Cost $2,430,160)		2,322,362

Money Market Fund—0.5%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[5]
(Cost 10,928)	10,928	10,928
Investment of Cash Collateral for Securities Loaned—1.5%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[5]
(Cost 36,126)	36,126	36,126
Total Investments—100.9% (Cost 2,477,214)		2,369,416
Liabilities in Excess of Other Assets—(0.9)%		(23,027)
Net Assets—100.0%		$2,346,389

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $59,361 or 2.53% of the Fund’s net assets at period end.
2.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $33,902; total value of the collateral held by the Fund was $37,128. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,002.
3.	Non-income producing security.
4.	Less than 0.05%.
5.	Rate shown represents annualized 7-day yield as of March 31, 2019.

Geographical Holdings
Country	Value	% of Net Assets
United Kingdom	$439,858	18.7%
Germany	329,762	14.0
France	301,842	12.9
Italy	214,240	9.1
Netherlands	182,649	7.8
Australia	174,721	7.4
Canada	171,189	7.3
Spain	114,189	4.9
South Korea	74,965	3.2
Norway	63,561	2.7
Belgium	55,520	2.4
United States	47,054	2.0
Switzerland	43,487	1.8
Finland	40,056	1.7
Portugal	23,462	1.0
Hong Kong	21,667	0.9
Singapore	19,140	0.8
Sweden	15,995	0.7
Israel	15,845	0.7
Denmark	10,055	0.4
New Zealand	4,763	0.2
China	3,847	0.2
Poland	1,549	0.1
Total Investments	2,369,416	100.9
Liabilities in Excess of Other Assets	(23,027)	(0.9)
Net Assets	$2,346,389	100.0%

Schedule of Investments March 31, 2019 Unaudited

Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
COMMON STOCKS—97.3%
Automobiles & Components—4.1%
Astra International Tbk PT	50,418	$25,935
BAIC Motor Corp. Ltd., Class H1	16,499	10,782
Bajaj Auto Ltd.	169	7,102
Bosch Ltd.	14	3,675
Brilliance China Automotive Holdings Ltd.	653	647
BYD Co. Ltd., Class H2	1,622	9,774
Cheng Shin Rubber Industry Co. Ltd.	6,075	8,269
Dongfeng Motor Group Co. Ltd., Class H	10,028	10,041
Eicher Motors Ltd.	7	2,076
Ford Otomotiv Sanayi AS	1,134	9,791
Fuyao Glass Industry Group Co. Ltd., Class H1	311	1,044
Geely Automobile Holdings Ltd.	13,337	25,485
Great Wall Motor Co. Ltd., Class H	10,914	8,189
Guangzhou Automobile Group Co. Ltd., Class H	4,341	5,126
Hankook Tire Co. Ltd.	261	8,611
Hanon Systems	810	8,099
Hyundai Mobis Co. Ltd.	268	49,227
Hyundai Motor Co.	1,024	107,804
Kia Motors Corp.	2,432	75,739
Mahindra & Mahindra Ltd.	2,619	25,477
Maruti Suzuki India Ltd.	203	19,553
Motherson Sumi Systems Ltd.	7,548	16,311
Nexteer Automotive Group Ltd.	4,463	5,515
SAIC Motor Corp. Ltd., Class A	4,372	16,961
Tata Motors Ltd.[3]	25,044	62,994
Total Automobiles & Components		524,227
Banks—12.2%
Absa Group Ltd.	1,687	17,793
Abu Dhabi Commercial Bank PJSC	5,646	14,572
Agricultural Bank of China Ltd., Class A	38,718	21,490
Agricultural Bank of China Ltd., Class H	29,001	13,374
Alliance Bank Malaysia Bhd	5,838	5,849
Alpha Bank AE3	6,666	9,236
AMMB Holdings Bhd	5,801	6,479
Axis Bank Ltd.[3]	1,529	17,155
Banco Bradesco SA	4,089	39,769
Banco de Credito e Inversiones	141	9,014
Banco do Brasil SA	5,403	67,640
Banco Santander Brasil SA	2,930	33,104
Bancolombia SA	1,195	14,856
Bank Danamon Indonesia Tbk PT3	8,798	5,746
Bank Handlowy w Warszawie SA	277	4,877
Bank Mandiri Persero Tbk PT3	31,156	16,300
Bank of China Ltd., Class A	40,660	22,810
Bank of China Ltd., Class H	92,065	41,752
Bank of Communications Co. Ltd., Class H	61,832	50,647
Bank Rakyat Indonesia Persero Tbk PT	69,059	19,981
BNK Financial Group, Inc.	1,319	7,762
Capitec Bank Holdings Ltd.	76	7,114
China CITIC Bank Corp Ltd., Class H	40,258	25,642
China Construction Bank Corp., Class H	247,287	212,007
China Everbright Bank Co. Ltd., Class H	34,438	16,276
China Merchants Bank Co. Ltd., Class H	4,820	23,425
China Minsheng Banking Corp. Ltd., Class H	24,253	17,611
Chongqing Rural Commercial Bank Co. Ltd., Class H	7,762	4,479

	Shares	Value
Banks (Continued)
CIMB Group Holdings Bhd	10,421	$13,146
Commercial International Bank Egypt SAE	1,136	4,467
CTBC Financial Holding Co. Ltd.	44,000	29,195
DGB Financial Group, Inc.	905	6,514
First Abu Dhabi Bank PJSC	4,807	19,971
Grupo Financiero Banorte SAB de CV, Class O	3,178	17,291
Habib Bank Ltd.	1,306	1,229
Hana Financial Group, Inc.	630	20,203
Housing Development Finance Corp. Ltd.	617	17,530
ICICI Bank Ltd.	5,878	33,983
Indiabulls Housing Finance Ltd.	474	5,872
Industrial & Commercial Bank of China Ltd., Class A	23,932	19,836
Industrial & Commercial Bank of China Ltd., Class H	73,390	53,757
Industrial Bank of Korea	1,334	16,512
Itau CorpBanca	869,565	7,667
Kasikornbank PCL	5,248	31,007
KB Financial Group, Inc.	1,151	42,436
Krung Thai Bank PCL	24,023	14,534
LIC Housing Finance Ltd.	806	6,192
Malayan Banking Bhd	9,200	20,890
MCB Bank Ltd.	716	1,000
Metropolitan Bank & Trust Co.	5,165	7,859
Nedbank Group Ltd.	892	15,540
OTP Bank Nyrt	250	10,997
Postal Savings Bank of China Co. Ltd., Class H1	39,998	22,878
Public Bank Bhd	2,620	14,863
Qatar National Bank QPSC	655	32,473
RHB Bank Bhd	6,944	9,695
Santander Bank Polska SA	94	9,342
Sberbank of Russia PJSC[4]	6,949	92,144
Shanghai Commercial & Savings Bank Ltd. (The)	6,000	9,481
Shinhan Financial Group Co. Ltd.	915	33,856
Siam Commercial Bank PCL (The)	4,105	17,075
State Bank of India[3]	19,258	89,166
Turkiye Is Bankasi AS, Class C	16,439	16,004
VTB Bank PJSC	13,518	15,438
Woori Financial Group, Inc.	1,349	16,341
Total Banks		1,543,144
Capital Goods—8.6%
AKR Corporindo Tbk PT	4,660	1,545
Alfa SAB de CV, Class A	25,530	27,152
Alliance Global Group, Inc.	25,108	7,727
Ashok Leyland Ltd.	7,089	9,343
AviChina Industry & Technology Co. Ltd., Class H	10,932	6,977
Bidvest Group Ltd. (The)	724	9,714
China Communications Construction Co. Ltd., Class H	31,149	32,221
China Railway Construction Corp. Ltd., Class A	11,044	18,916
China Railway Construction Corp. Ltd., Class H	12,871	16,855
China Railway Group Ltd., Class H	30,155	27,505
China Shipbuilding Industry Co. Ltd., Class A	20,300	17,641
China State Construction Engineering Corp. Ltd., Class A	21,822	19,873

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Capital Goods (Continued)
China State Construction International Holdings Ltd.	10,532	$9,861
CITIC Ltd.	66,300	98,986
CJ Corp.	334	36,634
CRRC Corp. Ltd., Class H	8,920	8,409
Daelim Industrial Co. Ltd.	211	17,919
Daewoo Engineering & Construction Co. Ltd.[3]	3,638	16,281
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[3]	481	11,844
DMCI Holdings, Inc.	24,643	5,632
Dongfang Electric Corp. Ltd., Class A3	6,400	10,104
Doosan Bobcat, Inc.	165	4,492
ElSewedy Electric Co.	3,570	3,203
Embraer SA	1,411	6,689
Far Eastern New Century Corp.	12,387	12,238
Fosun International Ltd.	13,747	23,291
GS Engineering & Construction Corp.	477	17,902
Haitian International Holdings Ltd.	1,209	2,748
Hanwha Corp.	1,915	51,287
HDC Holdings Co. Ltd.	36	601
HDC Hyundai Development Co-Engineering & Construction, Class E	174	7,772
Hiwin Technologies Corp.	545	4,598
Hyosung Corp.	8	532
Hyosung Heavy Industries Corp.[3]	13	454
Hyundai Engineering & Construction Co. Ltd.	427	20,088
Hyundai Heavy Industries Co. Ltd.[3]	142	14,887
Hyundai Heavy Industries Holdings Co. Ltd.	74	21,709
JG Summit Holdings, Inc.	8,284	10,018
KCC Corp.	28	7,857
KOC Holding AS	14,075	40,085
Larsen & Toubro Ltd.	1,797	35,935
LG Corp.	231	15,772
Lotte Corp.	571	24,850
Metallurgical Corp. of China., Ltd., Class H	38,998	11,526
Posco International Corp.	2,057	32,166
Samsung C&T Corp.	485	45,718
Samsung Engineering Co. Ltd.[3]	575	8,156
Samsung Heavy Industries Co. Ltd.[3]	1,059	7,706
Shanghai Electric Group Co. Ltd., Class H	14,792	5,615
Shanghai Industrial Holdings Ltd.	3,296	7,759
Sime Darby Bhd	24,825	13,560
Sinopec Engineering Group Co. Ltd., Class H	4,000	3,903
Sinotruk Hong Kong Ltd.	7,498	15,951
SK Holdings Co. Ltd.	725	172,771
SM Investments Corp.	943	16,773
Weichai Power Co. Ltd., Class H	6,653	10,628
Zhuzhou CRRC Times Electric Co. Ltd., Class H	393	2,323
Total Capital Goods		1,092,702
Commercial & Professional Services—0.1%
Country Garden Services Holdings Co. Ltd.[3]	1,653	3,079
S-1 Corp.	78	6,906
Total Commercial & Professional Services		9,985
Consumer Durables & Apparel—1.5%
ANTA Sports Products Ltd.	964	6,558
Arcelik AS3	2,832	8,471
CCC SA	59	3,312
Coway Co. Ltd.	65	5,411

	Shares	Value
Consumer Durables & Apparel (Continued)
Eclat Textile Co. Ltd.	209	$2,814
Feng TAY Enterprise Co. Ltd.	410	2,900
FF Group[3,5]	235	0
Fila Korea Ltd.	82	5,635
Haier Electronics Group Co. Ltd.[3]	6,305	18,313
Hyosung TNC Co. Ltd.	6	914
LG Electronics, Inc.	1,266	83,761
LPP SA	2	4,343
Nien Made Enterprise Co. Ltd.	230	2,026
Oppein Home Group, Inc., Class A	300	5,419
Pou Chen Corp.	14,390	17,532
Ruentex Industries Ltd.	242	635
Shenzhou International Group Holdings Ltd.	333	4,463
Tatung Co. Ltd.[3]	5,000	3,942
Titan Co. Ltd.	296	4,879
Zhejiang Semir Garment Co. Ltd., Class A	2,600	4,639
Total Consumer Durables & Apparel		185,967
Consumer Services—0.4%
Alsea SAB de CV	2,716	5,694
Genting Malaysia Bhd	7,356	5,766
Huazhu Group Ltd.[2,4]	100	4,214
Jollibee Foods Corp.	1,747	10,547
OPAP SA	1,142	11,797
Yum China Holdings, Inc.	307	13,787
Total Consumer Services		51,805
Diversified Financials—1.2%
Bajaj Finance Ltd.	137	5,982
Chailease Holding Co. Ltd.	1,787	7,306
China Cinda Asset Management Co. Ltd., Class H	41,794	11,607
China Everbright Ltd.	3,002	5,951
China Huarong Asset Management Co. Ltd., Class H1	92,008	19,574
China International Capital Corp. Ltd., Class H1	2,000	4,632
CITIC Securities Co. Ltd., Class H	2,362	5,500
Far East Horizon Ltd.	7,553	8,005
FirstRand Ltd.[2]	4,298	18,764
GF Securities Co. Ltd., Class H	2,747	3,947
Grupo de Inversiones Suramericana SA	839	9,650
GT Capital Holdings, Inc.[3]	462	8,196
Guotai Junan Securities Co. Ltd., Class H1	1,000	2,229
Haitong Securities Co. Ltd., Class H	3,083	3,990
Huaxi Securities Co., Ltd., Class A	4,200	7,706
Metro Pacific Investments Corp.	66,916	6,181
Muangthai Capital PCL	1,600	2,218
Reinet Investments SCA	106	1,814
SDIC Capital Co., Ltd., Class A	3,700	8,000
Yuanta Financial Holding Co. Ltd.	23,622	13,451
Total Diversified Financials		154,703
Energy—17.6%
Adaro Energy Tbk PT	64,490	6,091
Banpu PCL	13,974	7,133
Bharat Petroleum Corp. Ltd.	12,983	74,506
Bukit Asam Tbk PT	10,980	3,238
China Coal Energy Co. Ltd., Class H	15,999	6,624
China Petroleum & Chemical Corp., Class A	38,855	33,188
China Petroleum & Chemical Corp., Class H	147,713	116,478
China Shenhua Energy Co. Ltd., Class H	4,972	11,338

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Energy (Continued)
CNOOC Ltd.	26,174	$49,014
Coal India Ltd.	7,139	24,444
Dialog Group Bhd	3,948	3,066
Ecopetrol SA	33,031	35,411
Empresas COPEC SA	2,572	32,656
Formosa Petrochemical Corp.	10,974	41,125
Gazprom PJSC[4]	42,952	193,885
Grupa Lotos SA	570	12,400
GS Holdings Corp.	510	23,723
Guanghui Energy Co., Ltd., Class A	12,800	8,285
Hindustan Petroleum Corp. Ltd.	18,849	77,233
Indian Oil Corp. Ltd.	62,828	147,695
IRPC PCL	87,010	15,765
Kunlun Energy Co. Ltd.	20,610	21,529
LUKOIL PJSC[4]	2,317	207,603
MOL Hungarian Oil & Gas PLC	2,246	25,703
Novatek PJSC	122	20,911
Oil & Natural Gas Corp. Ltd.	42,445	97,879
PetroChina Co. Ltd., Class A	31,881	36,055
PetroChina Co. Ltd., Class H	80,170	51,983
Petroleo Brasileiro SA	9,862	78,938
Petronas Dagangan Bhd	2,008	12,296
Polski Koncern Naftowy ORLEN SA	1,714	43,652
Polskie Gornictwo Naftowe i Gazownictwo SA	10,488	17,111
PTT Exploration & Production PCL	1,927	7,621
PTT PCL	75,068	113,542
Reliance Industries Ltd.	6,755	132,930
Rosneft Oil Co. PJSC[3]	29,704	186,541
SK Innovation Co. Ltd.	485	76,696
S-Oil Corp.	365	28,812
Surgutneftegas PJSC[4]	9,403	34,885
Tatneft PJSC[4]	325	22,490
Thai Oil PCL	8,934	19,566
Tupras Turkiye Petrol Rafinerileri AS	1,016	22,443
Ultrapar Participacoes SA	2,645	31,944
United Tractors Tbk PT	5,505	10,457
Yanzhou Coal Mining Co. Ltd., Class H	5,365	5,269
Total Energy		2,230,154
Food & Staples Retailing—2.7%
Atacadao Distribuicao Comercio e Industria Ltda	4,227	21,821
Avenue Supermarts Ltd.[1,3]	162	3,440
Berli Jucker PCL	5,187	8,091
BGF retail Co. Ltd.	45	8,662
Bid Corp. Ltd.	693	14,320
BIM Birlesik Magazalar AS	739	9,967
Cencosud SA	11,990	20,758
Clicks Group Ltd.	377	4,816
CP ALL PCL	10,583	24,928
E-MART, Inc.	147	22,275
GS Retail Co. Ltd.	373	12,865
Magnit PJSC	2,037	28,722
Pick n Pay Stores Ltd.	2,434	11,208
President Chain Store Corp.	1,000	9,847
Raia Drogasil SA	396	6,645
Shoprite Holdings Ltd.	1,649	18,136
SPAR Group Ltd. (The)	956	12,720
Sun Art Retail Group Ltd.	22,235	21,669

	Shares	Value
Food & Staples Retailing (Continued)
Wal-Mart de Mexico SAB de CV	18,119	$48,498
X5 Retail Group NV	1,312	32,695
Total Food & Staples Retailing		342,083
Food, Beverage & Tobacco—3.5%
Ambev SA	4,498	19,452
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,852	8,839
Arca Continental SAB de CV	2,597	14,477
BRF SA3	2,618	15,237
Charoen Pokphand Foods PCL	37,222	29,909
Charoen Pokphand Indonesia Tbk PT	13,193	5,929
China Agri-Industries Holdings Ltd.	53,997	18,504
China Mengniu Dairy Co. Ltd.[3]	4,612	17,156
China Resources Beer Holdings Co. Ltd.	2,337	9,839
CJ CheilJedang Corp.	87	24,756
Coca-Cola Femsa SAB de CV, Series L	924	6,112
Dali Foods Group Co. Ltd.[1]	7,998	5,981
Fomento Economico Mexicano SAB de CV	2,765	25,537
Fraser & Neave Holdings Bhd	637	5,436
Gruma SAB de CV, Class B	684	6,989
Grupo Bimbo SAB de CV, Series A	13,174	27,560
Gudang Garam Tbk PT	1,136	6,637
Hanjaya Mandala Sampoerna Tbk PT	30,545	8,044
ITC Ltd.	2,828	12,135
JBS SA	19,273	78,841
KT&G Corp.	104	9,483
Kuala Lumpur Kepong Bhd	2,373	14,415
M Dias Branco SA	344	3,841
Ottogi Corp.	8	5,434
QL Resources Bhd	2,600	4,382
Tiger Brands Ltd.	292	5,366
Tingyi Cayman Islands Holding Corp.	10,643	17,544
Uni-President China Holdings Ltd.	6,000	5,885
Uni-President Enterprises Corp.	10,607	25,743
United Spirits Ltd.[3]	359	2,870
Want Want China Holdings Ltd.	6,412	5,326
Total Food, Beverage & Tobacco		447,659
Health Care Equipment & Services—0.5%
Bangkok Dusit Medical Services PCL	8,246	6,444
Life Healthcare Group Holdings Ltd.	2,867	5,336
Netcare Ltd.	3,331	5,393
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,278	11,498
Sinopharm Group Co. Ltd., Class H	6,714	27,968
Top Glove Corp. Bhd	2,400	2,716
Total Health Care Equipment & Services		59,355
Household & Personal Products—0.4%
Amorepacific Corp.	52	8,635
AMOREPACIFIC Group	174	10,669
Hengan International Group Co. Ltd.	783	6,863
Hindustan Unilever Ltd.	524	12,910
Kimberly-Clark de Mexico SAB de CV, Class A3	3,080	5,230
LG Household & Health Care Ltd.	11	13,732
Total Household & Personal Products		58,039
Insurance—4.0%
Bajaj Finserv Ltd.	56	5,689
Cathay Financial Holding Co. Ltd.	11,395	16,619
China Life Insurance Co. Ltd., Class H	15,229	40,934

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Insurance (Continued)
China Life Insurance Co. Ltd./Taiwan	19,840	$16,833
China Pacific Insurance Group Co. Ltd., Class H	6,593	25,868
China Taiping Insurance Holdings Co. Ltd.	12,952	38,609
DB Insurance Co. Ltd.	372	22,515
Fubon Financial Holding Co. Ltd.	27,980	41,761
Hanwha Life Insurance Co. Ltd.	7,432	26,190
Hyundai Marine & Fire Insurance Co. Ltd.	673	22,471
IRB Brasil Resseguros SA	200	4,689
Liberty Holdings Ltd.[2]	1,218	8,533
New China Life Insurance Co. Ltd., Class H	2,149	10,950
Orange Life Insurance Ltd.[1]	191	6,058
People’s Insurance Co. Group of China Ltd. (The), Class H	52,857	22,624
PICC Property & Casualty Co. Ltd., Class H	23,651	26,875
Ping An Insurance Group Co. of China Ltd., Class H	7,037	78,797
Porto Seguro SA	475	6,570
Powszechny Zaklad Ubezpieczen SA	1,137	12,011
Qatar Insurance Co. SAQ	639	6,405
Samsung Fire & Marine Insurance Co. Ltd.	121	32,086
Samsung Life Insurance Co. Ltd.	332	24,598
Sanlam Ltd.	1,180	6,035
Sul America SA	847	6,486
Total Insurance		510,206
Materials—8.4%
Aluminum Corp of China Ltd., Class A3	11,000	6,858
Aluminum Corp. of China Ltd., Class H3	20,106	7,402
Ambuja Cements Ltd.	2,526	8,580
Anglo American Platinum Ltd.	236	12,047
AngloGold Ashanti Ltd.	830	11,027
Anhui Conch Cement Co. Ltd., Class H	1,466	8,955
Asia Cement Corp.	5,092	6,625
Asian Paints Ltd.	234	5,042
BBMG Corp., Class H	14,264	5,233
Cemex SAB de CV3	48,751	22,795
China Hongqiao Group Ltd.	32,499	24,468
China National Building Material Co. Ltd., Class H	24,437	19,270
China Oriental Group Co. Ltd.	15,999	10,048
China Resources Cement Holdings Ltd.	7,998	8,253
China Steel Corp.	28,630	23,502
China Zhongwang Holdings Ltd.	9,198	5,015
Cia Siderurgica Nacional SA3	3,615	15,095
Empresas CMPC SA	3,036	10,708
Eregli Demir ve Celik Fabrikalari TAS	6,256	10,099
Formosa Chemicals & Fibre Corp.	6,000	21,804
Formosa Plastics Corp.	4,000	14,211
Gold Fields Ltd.	1,958	7,234
Grasim Industries Ltd.	1,653	20,472
Grupo Argos SA	1,298	7,375
Grupo Mexico SAB de CV, Series B	6,926	19,053
Hanwha Chemical Corp.	659	12,134
Hindalco Industries Ltd.	9,891	29,341
Hyosung Advanced Materials Corp.[3]	7	774
Hyosung Chemical Corp.	4	495
Hyundai Steel Co.	667	26,384
Indorama Ventures PCL	11,826	18,539

	Shares	Value
Materials (Continued)
Industrias Penoles SAB de CV	719	$8,992
Jastrzebska Spolka Weglowa SA3	241	3,835
Jiangxi Copper Co. Ltd., Class H	15,935	21,152
JSW Steel Ltd.	4,959	20,978
Korea Zinc Co. Ltd.	28	11,470
Kumba Iron Ore Ltd.	220	6,564
Kumho Petrochemical Co. Ltd.	122	10,232
LG Chem Ltd.	102	32,889
Lotte Chemical Corp.	84	21,498
Maanshan Iron & Steel Co. Ltd., Class H	10,000	4,892
Mexichem SAB de CV	3,775	9,032
MMC Norilsk Nickel PJSC[4]	1,011	21,352
MMG Ltd.[3]	15,118	6,144
Mondi Ltd.	284	6,278
Nan Ya Plastics Corp.	7,000	17,920
Nine Dragons Paper Holdings Ltd.	12,514	11,924
Novolipetsk Steel PJSC	1,006	25,824
OCI Co. Ltd.	58	4,747
Pabrik Kertas Tjiwi Kimia Tbk PT	3,157	2,444
Petkim Petrokimya Holding AS	4,149	3,334
Petronas Chemicals Group Bhd	3,885	8,717
PhosAgro PJSC	850	10,650
POSCO	420	93,613
POSCO Chemical Co., Ltd.	41	2,174
PT Indah Kiat Pulp & Paper Corp. Tbk	8,038	4,854
PTT Global Chemical PCL	12,000	25,429
Sappi Ltd.	2,199	10,163
Sasol Ltd.	744	23,216
Semen Indonesia Persero Tbk PT	6,279	6,151
Severstal PJSC	1,478	23,057
Shree Cement Ltd.	21	5,659
Sinopec Shanghai Petrochemical Co. Ltd., Class H	12,770	6,084
Southern Copper Corp.[2]	590	23,411
Suzano Papel e Celulose SA	588	7,033
Taiwan Cement Corp.	6,822	9,131
Tata Steel Ltd.	5,057	38,032
UltraTech Cement Ltd.	207	11,947
UPL Ltd.	383	5,301
Vale SA	4,599	60,186
Vedanta Ltd.	10,281	27,374
Zijin Mining Group Co. Ltd., Class H	23,715	9,818
Total Materials		1,062,339
Media & Entertainment—1.2%
58.Com, Inc.[3,4]	37	2,430
Astro Malaysia Holdings Bhd	3,106	1,164
Baidu, Inc.[3,4]	81	13,353
Cheil Worldwide, Inc.	377	8,038
Cyfrowy Polsat SA3	1,265	8,473
Grupo Televisa SAB, Series CPO	3,552	7,872
iQIYI, Inc.[2,3,4]	53	1,268
Kakao Corp.	46	4,194
Megacable Holdings SAB de CV	688	3,195
NAVER Corp.	25	2,731
NetEase Inc.[2,4]	65	15,694
SINA Corp.[3]	114	6,753
Tencent Holdings Ltd.	1,612	74,132

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Media & Entertainment (Continued)
Tencent Music Entertainment Group[2,3,4]	30	$543
Total Media & Entertainment		149,840
Pharmaceuticals, Biotechnology & Life Sciences—0.8%
3SBio, Inc.[1]	1,532	3,013
Aspen Pharmacare Holdings Ltd.	575	3,707
Aurobindo Pharma Ltd.	501	5,672
China Resources Pharmaceutical Group Ltd.[1]	27,999	39,591
China Traditional Chinese Medicine Holdings Co. Ltd.	6,000	3,570
Cipla Ltd.	604	4,612
CSPC Pharmaceutical Group Ltd.	3,187	5,928
Divi's Laboratories Ltd.	96	2,360
Dr Reddy's Laboratories Ltd.	141	5,659
Hypera SA	450	2,995
Kalbe Farma Tbk PT	48,662	5,194
Lupin Ltd.	438	4,676
Sino Biopharmaceutical Ltd.	6,118	5,580
Sun Pharmaceutical Industries Ltd.	1,456	10,064
Total Pharmaceuticals, Biotechnology & Life Sciences		102,621
Real Estate—4.1%
Agile Group Holdings Ltd.	9,651	15,614
Ayala Land, Inc.	14,578	12,465
China Evergrande Group[2]	32,321	107,463
China Jinmao Holdings Group Ltd.	18,903	12,329
China Overseas Land & Investment Ltd.	10,158	38,562
China Resources Land Ltd.	6,968	31,245
China Vanke Co. Ltd., Class H	3,192	13,419
Country Garden Holdings Co. Ltd.	49,289	76,979
DAMAC Properties Dubai Co. PJSC	13,063	4,801
Emaar Development PJSC	8,720	9,211
Emaar Properties PJSC	11,365	14,480
Future Land Development Holdings Ltd.	6,789	8,406
Greentown China Holdings Ltd.	18,499	18,476
Guangzhou R&F Properties Co. Ltd., Class H	3,812	8,246
Kaisa Group Holdings Ltd.[3]	28,999	13,151
KWG Group Holdings Ltd.	2,500	3,016
Land & Houses PCL	23,394	7,888
Logan Property Holdings Co. Ltd.	5,246	8,688
Longfor Group Holdings Ltd	6,643	23,399
Robinsons Land Corp.	10,280	4,796
Shimao Property Holdings Ltd.	7,113	22,245
Shui On Land Ltd.	32,998	8,155
Sino-Ocean Group Holding Ltd.	26,422	11,579
Sunac China Holdings Ltd.	5,542	27,604
Yuexiu Property Co. Ltd.	35,997	8,667
Yuzhou Properties Co. Ltd.	14,999	9,057
Total Real Estate		519,941
Retailing—3.3%
Alibaba Group Holding Ltd.[2,3,4]	422	76,994
B2W Cia Digital[3]	300	3,255
Ctrip.Com International Ltd.[3,4]	283	12,364
GOME Retail Holdings Ltd.[2,3]	168,926	15,709
Hotai Motor Co. Ltd.	1,000	12,248
Hotel Shilla Co. Ltd.	103	8,657
Hyundai Department Store Co. Ltd.	54	4,805
JD.com, Inc.[2,3,4]	3,577	107,847
Lojas Renner SA	502	5,650

	Shares	Value
Retailing (Continued)
Lotte Shopping Co. Ltd.	132	$20,699
Magazine Luiza SA	200	8,883
Meituan Dianping, Class B3	1,300	8,761
Motus Holdings Ltd.	449	2,547
Petrobras Distribuidora SA	6,400	38,071
S.A.C.I. Falabella	3,194	23,750
Shinsegae, Inc.	27	8,028
Vipshop Holdings Ltd.[3,4]	2,305	18,509
Woolworths Holdings Ltd.	4,011	12,927
Zhongsheng Group Holdings Ltd.	10,559	26,203
Total Retailing		415,907
Semiconductors & Semiconductor Equipment—1.4%
ASE Technology Holding Co. Ltd.[3]	10,490	22,974
Globalwafers Co. Ltd.	320	3,146
MediaTek, Inc.	1,830	16,774
Nanya Technology Corp.	3,240	6,455
Semiconductor Manufacturing International Corp.[3]	5,372	5,433
SK Hynix, Inc.	907	59,289
Taiwan Semiconductor Manufacturing Co. Ltd.	7,015	55,878
United Microelectronics Corp.	28,000	10,584
Total Semiconductors & Semiconductor Equipment		180,533
Software & Services—0.9%
360 Security Technology, Inc., Class A	800	3,074
Cielo SA	1,942	4,736
HCL Technologies Ltd.	875	13,735
Infosys Ltd.	1,725	18,522
Kingsoft Corp. Ltd.	810	2,060
Samsung SDS Co. Ltd.	73	15,113
Tata Consultancy Services Ltd.	1,138	32,882
Tech Mahindra Ltd.	813	9,106
Wipro Ltd.	3,410	12,542
Total Software & Services		111,770
Technology Hardware & Equipment—10.3%
AAC Technologies Holdings, Inc.	838	4,959
Acer, Inc.[3]	21,268	13,629
Asustek Computer, Inc.	3,391	24,535
AU Optronics Corp.	46,046	16,957
BYD Electronic International Co. Ltd.	7,283	9,389
Catcher Technology Co. Ltd.	610	4,691
Compal Electronics, Inc.	88,280	54,852
Delta Electronics, Inc.	3,000	15,477
Foxconn Industrial Internet Co., Ltd., Class A3	4,600	10,096
Foxconn Technology Co. Ltd.	5,500	10,975
Hon Hai Precision Industry Co. Ltd.	115,975	276,574
Innolux Corp.	49,430	16,038
Inventec Corp.	37,177	28,286
Kingboard Holdings Ltd.	2,427	8,611
Kingboard Laminates Holdings Ltd.	3,000	3,153
Largan Precision Co. Ltd.	25	3,731
Legend Holdings Corp., Class H1	14,899	39,573
Lenovo Group Ltd.	99,965	89,905
LG Display Co. Ltd.[3]	1,922	33,018
LG Innotek Co. Ltd.	136	14,078
Lite-On Technology Corp.	8,695	12,653
Micro-Star International Co. Ltd.	2,320	6,511
Pegatron Corp.	39,055	67,540

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Technology Hardware & Equipment (Continued)
Quanta Computer, Inc.	28,510	$53,467
Samsung Electro-Mechanics Co. Ltd.	110	10,127
Samsung Electronics Co. Ltd.	8,107	318,895
Samsung SDI Co. Ltd.	58	10,960
Sunny Optical Technology Group Co. Ltd.	573	6,843
Synnex Technology International Corp.	18,000	21,609
Wistron Corp.	69,720	53,613
WPG Holdings Ltd.	24,705	32,223
Xiaomi Corp., Class B1,3	16,800	24,355
Zhen Ding Technology Holding Ltd.	2,101	6,524
ZTE Corp., Class H3	2,134	6,416
Total Technology Hardware & Equipment		1,310,263
Telecommunication Services—4.8%
Advanced Info Service PCL	2,563	14,860
America Movil SAB de CV, Series L	79,031	56,551
Axiata Group Bhd	10,765	10,943
Bharti Airtel Ltd.	4,380	21,061
China Communications Services Corp. Ltd., Class H	8,665	7,727
China Mobile Ltd.	16,484	167,991
China Telecom Corp. Ltd., Class H	30,686	17,044
China Tower Corp. Ltd., Class H1,3	19,999	4,637
China Unicom Hong Kong Ltd.	57,561	72,960
Chunghwa Telecom Co. Ltd.	5,000	17,764
Empresa Nacional de Telecomunicaciones SA	748	7,789
Globe Telecom, Inc.	157	5,794
Hellenic Telecommunications Organization SA	1,193	15,994
KT Corp.[4]	2,217	27,579
Mobile TeleSystems PJSC[4]	2,063	15,596
MTN Group Ltd.	2,965	18,220
Ooredoo Q.P.S.C.	866	15,794
Orange Polska SA3	5,329	7,131
PLDT, Inc.	329	7,205
SK Telecom Co. Ltd.	128	28,360
Telekom Malaysia Bhd	7,862	6,162
Telekomunikasi Indonesia Persero Tbk PT	59,836	16,598
Telkom SA SOC Ltd.	1,740	8,798
TIM Participacoes SA	2,629	7,965
True Corp. PCL	65,241	9,786
Turkcell Iletisim Hizmetleri AS	4,113	8,802
Vodacom Group Ltd.	1,544	11,930
Vodafone Idea Ltd[3]	7,947	2,094
XL Axiata Tbk PT3	8,368	1,587
Total Telecommunication Services		614,722
Transportation—1.9%
Adani Ports & Special Economic Zone Ltd.	782	4,269
Air China Ltd., Class H	11,313	13,922
AirAsia Group Bhd	6,173	4,022
BTS Group Holdings PCL	23,222	8,049
China Airlines Ltd.	29,384	9,400
China Eastern Airlines Corp. Ltd., Class H	13,999	9,933
China Southern Airlines Co. Ltd., Class H	17,617	15,754
CJ Logistics Corp.[3]	104	15,163
COSCO SHIPPING Holdings Co. Ltd., Class H3	17,500	7,268
DP World PLC	419	6,704
Eva Airways Corp.	22,050	10,803
Evergreen Marine Corp. Taiwan Ltd.	29,722	11,524

	Shares	Value
Transportation (Continued)
Hyundai Glovis Co. Ltd.	195	$22,075
Imperial Logistics Ltd.	490	2,034
InterGlobe Aviation Ltd.[1]	390	8,040
Jasa Marga Persero Tbk PT	18,354	7,701
Korean Air Lines Co. Ltd.	618	17,341
Latam Airlines Group SA	1,240	13,184
MISC Bhd	3,122	5,116
Pan Ocean Co. Ltd.[3]	1,075	3,892
SF Holding Co. Ltd., Class A	1,900	10,354
Shenzhen International Holdings Ltd.	2,000	4,245
Sinotrans Ltd., Class H	16,000	6,869
TAV Havalimanlari Holding AS	958	3,958
Turk Hava Yollari AO3	7,766	17,774
ZTO Express Cayman, Inc.[2,4]	200	3,656
Total Transportation		243,050
Utilities—3.4%
Beijing Enterprises Holdings Ltd.	2,512	14,240
Centrais Eletricas Brasileiras SA3	1,780	16,781
CEZ AS	704	16,541
China Gas Holdings Ltd.	3,657	12,858
China Power International Development Ltd.	29,998	7,681
China Resources Gas Group Ltd.	2,526	11,906
China Resources Power Holdings Co. Ltd.	9,340	14,040
Cia de Saneamento Basico do Estado de Sao Paulo	707	7,630
Cia Energetica de Minas Gerais	1,390	5,965
Colbun SA	21,051	4,758
CPFL Energia SA	57	446
Datang International Power Generation Co. Ltd., Class H	27,999	7,490
Enel Americas SA	113,437	20,168
Enel Chile SA	87,157	9,132
Engie Brasil Energia SA	591	6,486
ENN Energy Holdings Ltd.	1,350	13,053
Equatorial Energia SA	391	8,038
GAIL India Ltd.	3,761	18,874
Gulf Energy Development PCL	1,338	4,026
Huadian Power International Corp. Ltd., Class H	11,999	4,937
Huaneng Power International, Inc., Class H	23,435	13,613
Infraestructura Energetica Nova SAB de CV	950	3,821
Interconexion Electrica SA ESP	1,228	6,153
Korea Electric Power Corp.[3]	2,961	77,997
Korea Gas Corp.	828	32,898
Manila Electric Co.	4	29
NTPC Ltd.	14,019	27,259
Perusahaan Gas Negara Persero Tbk PT	35,380	5,839
PGE Polska Grupa Energetyczna SA3	4,158	10,780
Power Grid Corp. of India Ltd.	3,769	10,767
RusHydro PJSC[4]	10,683	7,638
Tata Power Co. Ltd. (The)	9,030	9,620
Tenaga Nasional Bhd	6,830	21,180
Total Utilities		432,644
Total Common Stocks
(Cost $12,467,588)		12,353,659
PREFERRED STOCKS—2.2%
Automobiles & Components—0.2%
Hyundai Motor Co.-2nd Preferred, 5.33%	255	17,141
Hyundai Motor Co., 5.82%	183	11,156

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Automobiles & Components (Continued)
Total Automobiles & Components		$28,297
Banks—0.7%
Banco Bradesco SA, 2.23%	4,625	51,031
Itau Unibanco Holding SA, 4.18%	4,104	36,308
Total Banks		87,339
Capital Goods—0.0%[6]
CJ Corp.[3,5]	53	1,261
Energy—0.5%
Petroleo Brasileiro SA, 3.21%	8,716	62,844
Food & Staples Retailing—0.1%
Cia Brasileira de Distribuicao, 2.29%	481	11,304
Materials—0.2%
Gerdau SA, 3.10%	2,931	11,403
LG Chem Ltd., 2.92%	18	3,298
Braskem SA, Class A, 3.70%	656	8,580
Total Materials		23,281
Retailing—0.0%[6]
Lojas Americanas SA, 0.41%	1,413	6,089
Technology Hardware & Equipment—0.4%
Samsung Electronics Co. Ltd., 2.92%	1,442	46,051
Telecommunication Services—0.1%
Telefonica Brasil SA, 8.70%	1,013	12,364
Total Preferred Stocks
(Cost $238,472)		278,830
RIGHT—0.0%[6]
Telecommunication Services—0.0%[6]
Vodafone Idea Ltd., expiring 4/29/19[3] (Cost $3,448)	18,194	1,648

WARRANT—0.0%[6]
Transportation—0.0%[6]
BTS Group Holdings PCL, expiring 12/29/19[3] (Cost $0)	3,946	139
Money Market Fund—0.0%[6]
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[7]
(Cost $470)	470	470
Investment of Cash Collateral for Securities Loaned—0.3%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[7]
(Cost $38,106)	38,106	38,106
Total Investments—99.8% (Cost $12,748,084)		12,672,852
Other Assets in Excess of Liabilities—0.2%		19,377
Net Assets—100.0%		$12,692,229

PCL	-	Public Company Limited
PLC	-	Public Limited Company

1.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $195,827 or 1.54% of the Fund’s net assets at period end.
2.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $380,682; total value of the collateral held by the Fund was $393,796. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $355,690.
3.	Non-income producing security.
4.	American Depositary Receipt.
5.	The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.
6.	Less than 0.05%.
7.	Rate shown represents annualized 7-day yield as of March 31, 2019.

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Emerging Markets Revenue ETF

Geographical Holdings
Country	Value	% of Net Assets
China	$3,507,504	27.6%
South Korea	2,452,043	19.3
India	1,351,145	10.6
Taiwan	1,256,943	9.9
Russia	939,432	7.4
Brazil	741,961	5.9
Thailand	386,549	3.0
Mexico	315,851	2.5
South Africa	291,205	2.3
Malaysia	189,864	1.5
Indonesia	160,272	1.3
Chile	159,586	1.3
Turkey	159,568	1.3
Poland	137,266	1.1
United States	117,417	0.9
Philippines	103,222	0.8
Hong Kong	73,497	0.6
Colombia	73,445	0.6
United Arab Emirates	69,739	0.5
Qatar	54,672	0.4
Greece	37,028	0.3
Hungary	36,700	0.3
Peru	23,411	0.2
Czech Republic	16,540	0.1
Egypt	7,671	0.1
United Kingdom	6,278	0.0	[1]
Pakistan	2,229	0.0	[1]
Luxembourg	1,814	0.0	[1]
Total Investments	12,672,852	99.8
Other Assets in Excess of Liabilities	19,377	0.2
Net Assets	$12,692,229	100.0%

1	Less than 0.05%

Schedule of Investments March 31, 2019 Unaudited

Oppenheimer International Revenue ETF

	Shares	Value
COMMON STOCKS—98.4%
Automobiles & Components—11.0%
Aisin Seiki Co. Ltd.	800	$28,586
Bayerische Motoren Werke AG	1,004	77,505
Bridgestone Corp.	700	26,979
Cie Generale des Etablissements Michelin	177	20,948
Continental AG	262	39,480
Daimler AG	2,550	149,606
Denso Corp.	900	35,102
Fiat Chrysler Automobiles NV1	5,294	78,894
Honda Motor Co. Ltd.	4,200	113,647
Isuzu Motors Ltd.	1,400	18,391
Koito Manufacturing Co. Ltd.	100	5,665
Mazda Motor Corp.	2,300	25,736
Minth Group Ltd.	896	2,819
Mitsubishi Motors Corp.	3,200	16,999
Nissan Motor Co. Ltd.	10,400	85,335
Peugeot SA	2,821	68,863
Pirelli & C SpA[1,2]	864	5,567
Renault SA	813	53,777
Stanley Electric Co. Ltd.	200	5,376
Subaru Corp.	900	20,511
Sumitomo Electric Industries Ltd.	1,800	23,881
Sumitomo Rubber Industries Ltd.	700	8,398
Suzuki Motor Corp.	600	26,551
Toyoda Gosei Co. Ltd.	300	6,353
Toyota Industries Corp.	300	15,043
Toyota Motor Corp.	4,054	237,596
Valeo SA	595	17,270
Volkswagen AG	718	116,980
Yamaha Motor Co. Ltd.	700	13,730
Yokohama Rubber Co. Ltd. (The)	400	7,430
Total Automobiles & Components		1,353,018
Banks—7.7%
ABN AMRO Group NV2	669	15,099
AIB Group PLC	2,475	11,122
Aozora Bank Ltd.	200	4,944
Banco Bilbao Vizcaya Argentaria SA3	6,202	35,467
Banco Santander SA	17,124	79,689
Bank Hapoalim B.M.	572	3,787
Bankinter SA	515	3,926
BNP Paribas SA	1,398	66,887
BOC Hong Kong Holdings Ltd.	3,621	14,991
CaixaBank SA	3,441	10,757
Commerzbank AG1	1,626	12,598
Commonwealth Bank of Australia	552	27,699
Credit Agricole SA	5,556	67,189
Danske Bank A/S	808	14,195
DBS Group Holdings Ltd.	730	13,598
DNB ASA	384	7,081
Erste Group Bank AG1	309	11,366
Fukuoka Financial Group, Inc.	200	4,438
HSBC Holdings PLC	7,672	62,311
ING Groep NV	3,054	36,980
Intesa Sanpaolo SpA	9,505	23,170
Japan Post Bank Co. Ltd.[3]	1,700	18,569
KBC Group NV	192	13,427
Lloyds Banking Group PLC	53,000	42,915
Mebuki Financial Group, Inc.	2,000	5,114

	Shares	Value
Banks (Continued)
Mitsubishi UFJ Financial Group, Inc.	8,700	$43,231
Mizrahi Tefahot Bank Ltd.	203	4,173
Mizuho Financial Group, Inc.	17,300	26,774
National Australia Bank Ltd.	1,394	25,023
Nordea Bank Abp[3]	1,607	12,258
Oversea-Chinese Banking Corp. Ltd.	2,429	19,816
Resona Holdings, Inc.	1,600	6,934
Royal Bank of Scotland Group PLC	5,488	17,663
Societe Generale SA	1,773	51,313
Standard Chartered PLC	2,470	19,031
Sumitomo Mitsui Financial Group, Inc.	1,200	42,022
Sumitomo Mitsui Trust Holdings, Inc.	300	10,777
UniCredit SpA	1,854	23,790
United Overseas Bank Ltd.	688	12,795
Westpac Banking Corp.	1,378	25,372
Total Banks		948,291
Capital Goods—12.7%
ABB Ltd.	1,489	27,974
ACS Actividades de Construccion y Servicios SA	783	34,429
AGC, Inc.	400	14,022
Airbus SE	471	62,353
ANDRITZ AG	154	6,612
Assa Abloy AB, Class B	476	10,300
Atlas Copco AB, Class A	515	13,861
BAE Systems PLC	2,958	18,594
Bouygues SA	900	32,186
Brenntag AG	280	14,431
Bunzl PLC	362	11,944
Cie de Saint-Gobain	1,042	37,803
CIMIC Group Ltd.	335	11,484
CK Hutchison Holdings Ltd.	2,748	28,863
Daikin Industries Ltd.	200	23,436
DCC PLC	216	18,675
Eiffage SA	169	16,255
Elbit Systems Ltd.	30	3,873
Epiroc AB, Class A1	462	4,675
Ferguson PLC	263	16,738
Ferrovial SA	518	12,145
Fuji Electric Co. Ltd.	300	8,511
Geberit AG	12	4,904
Hino Motors Ltd.	1,700	14,314
Hitachi Construction Machinery Co. Ltd.	400	10,614
HOCHTIEF AG	165	23,900
IHI Corp.	400	9,609
ITOCHU Corp.	3,594	65,022
Jardine Matheson Holdings Ltd.	1,083	67,536
Jardine Strategic Holdings Ltd.	966	36,157
JGC Corp.	400	5,316
JTEKT Corp.	1,000	12,305
Kawasaki Heavy Industries Ltd.	500	12,332
Keihan Holdings Co. Ltd.	100	4,206
Kingspan Group PLC	250	11,582
Komatsu Ltd.	900	20,901
Kone OYJ, Class B	197	9,945
Kubota Corp.	1,100	15,896
Kurita Water Industries Ltd.	200	5,108
Legrand SA	135	9,044

E Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer International Revenue ETF

	Shares	Value
Capital Goods (Continued)
Leonardo SpA	1,149	$13,366
LIXIL Group Corp.	1,000	13,353
Marubeni Corp.	7,885	54,497
Melrose Industries PLC	3,744	8,935
MINEBEA MITSUMI, Inc.	500	7,512
Mitsubishi Corp.	2,900	80,540
Mitsubishi Electric Corp.	2,700	34,700
Mitsubishi Heavy Industries Ltd.	800	33,233
Mitsui & Co. Ltd.	2,625	40,756
MonotaRO Co. Ltd.	100	2,223
NGK Insulators Ltd.	500	7,264
Nidec Corp.	88	11,151
NSK Ltd.	1,100	10,306
Obayashi Corp.	1,700	17,110
OSRAM Licht AG	104	3,583
Prysmian SpA	502	9,506
Rexel SA	1,080	12,193
Rolls-Royce Holdings PLC[1]	1,492	17,560
Safran SA	140	19,218
Schindler Holding AG	53	10,963
Schneider Electric SE	341	26,779
Shimizu Corp.	1,500	13,037
Siemens AG	732	78,856
Siemens Gamesa Renewable Energy SA1	551	8,782
Skanska AB, Class B3	1,003	18,264
Sumitomo Corp.	2,483	34,345
Sumitomo Heavy Industries Ltd.	300	9,717
Taisei Corp.	340	15,789
Thales SA	136	16,301
Toshiba Corp.	754	24,013
TOTO Ltd.[3]	200	8,484
Toyota Tsusho Corp.	1,600	52,112
Vestas Wind Systems A/S	115	9,686
Vinci SA	465	45,279
Volvo AB, Class B	2,056	31,920
Total Capital Goods		1,569,188
Commercial & Professional Services—1.3%
Adecco Group AG	483	25,763
Brambles Ltd.	1,122	9,373
Experian PLC	338	9,156
G4S PLC	3,913	9,356
ISS A/S	360	10,965
Randstad NV3	463	22,599
Recruit Holdings Co. Ltd.	700	19,991
RELX PLC	479	10,246
Securitas AB, Class B	865	14,012
SGS SA	4	9,953
Toppan Printing Co. Ltd.	900	13,587
Wolters Kluwer NV	121	8,247
Total Commercial & Professional Services		163,248
Consumer Durables & Apparel—3.0%
adidas AG	100	24,321
Asics Corp.	300	4,025
Cie Financiere Richemont SA	184	13,402
Electrolux AB, Series B	535	13,780
EssilorLuxottica SA	138	15,089
Hermes International	14	9,246
Iida Group Holdings Co. Ltd.	600	10,869

	Shares	Value
Consumer Durables & Apparel (Continued)
Kering	28	$16,072
LVMH Moet Hennessy Louis Vuitton SE	127	46,759
Moncler SpA	93	3,751
Nikon Corp.	500	7,051
Panasonic Corp.	6,700	57,760
Puma SE	10	5,805
SEB SA	48	8,084
Sega Sammy Holdings, Inc.	300	3,540
Sekisui Chemical Co. Ltd.	700	11,251
Sekisui House Ltd.	1,200	19,862
Sharp Corp.[1]	1,500	16,506
Sony Corp.	1,369	57,451
Swatch Group AG (The)	32	9,158
Techtronic Industries Co. Ltd.	940	6,317
Yue Yuen Industrial Holdings Ltd.	2,172	7,471
Total Consumer Durables & Apparel		367,570
Consumer Services—0.9%
Benesse Holdings, Inc.	300	7,792
Compass Group PLC	1,229	28,898
Galaxy Entertainment Group Ltd.	1,224	8,334
Genting Singapore Ltd.	6,418	4,928
GVC Holdings PLC	473	3,445
McDonald's Holdings Co. Japan Ltd.	115	5,320
Melco Resorts & Entertainment Ltd.[4]	268	6,054
MGM China Holdings Ltd.	1,916	4,008
Sands China Ltd.	2,249	11,302
Shangri-La Asia Ltd.	2,313	3,288
SJM Holdings Ltd.	4,031	4,601
TUI AG	1,876	17,982
Wynn Macau Ltd.	2,499	5,890
Total Consumer Services		111,842
Diversified Financials—3.0%
Credit Saison Co. Ltd.	395	5,217
Credit Suisse Group AG1	2,602	30,321
Deutsche Bank AG	4,405	35,909
EXOR NV	2,112	137,307
Groupe Bruxelles Lambert SA	140	13,617
Hong Kong Exchanges & Clearing Ltd.	259	9,027
Japan Exchange Group, Inc.	300	5,348
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,000	10,191
Nomura Holdings, Inc.	4,900	17,717
ORIX Corp.	1,500	21,541
Pargesa Holding SA	121	9,477
SBI Holdings, Inc.	200	4,456
Standard Life Aberdeen PLC	6,207	21,348
Tokyo Century Corp.	200	8,700
UBS Group AG1	2,588	31,366
Wendel SA	105	13,240
Total Diversified Financials		374,782
Energy—8.1%
Aker BP ASA	213	7,593
BP PLC	30,009	218,392
Caltex Australia Ltd.	789	14,690
Eni SpA	3,886	68,741
Equinor ASA	2,304	50,526
Galp Energia SGPS SA	915	14,671
Idemitsu Kosan Co. Ltd.	1,315	44,017
Inpex Corp.	996	9,498
John Wood Group PLC	1,308	8,648

E Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer International Revenue ETF

	Shares	Value
Energy (Continued)
JXTG Holdings, Inc.	15,595	$71,364
Neste OYJ	148	15,787
OMV AG	378	20,530
Repsol SA	2,485	42,580
Royal Dutch Shell PLC, Class A	4,758	149,635
Royal Dutch Shell PLC, Class B	3,909	123,673
Tenaris SA	370	5,199
TOTAL SA	2,313	128,611
Washington H Soul Pattinson & Co. Ltd.	185	3,458
WorleyParsons Ltd.	500	5,029
Total Energy		1,002,642
Food & Staples Retailing—4.1%
Aeon Co. Ltd.[3]	3,058	64,000
Carrefour SA	3,629	67,846
Casino Guichard Perrachon SA	679	29,467
FamilyMart UNY Holdings Co. Ltd.	500	12,743
ICA Gruppen AB	322	12,949
J Sainsbury PLC	8,626	26,493
Jeronimo Martins SGPS SA	1,113	16,434
Koninklijke Ahold Delhaize NV	2,364	62,976
METRO AG	1,964	32,616
Seven & i Holdings Co. Ltd.	1,100	41,502
Tesco PLC	22,327	67,525
Welcia Holdings Co. Ltd.	200	6,785
Wm Morrison Supermarkets PLC	7,029	20,842
Woolworths Group Ltd.	1,753	37,856
Total Food & Staples Retailing		500,034
Food, Beverage & Tobacco—4.1%
a2 Milk Co. Ltd.[1]	248	2,420
Ajinomoto Co., Inc.	700	11,188
Anheuser-Busch InBev SA	480	40,293
Asahi Group Holdings Ltd.	398	17,727
Associated British Foods PLC	577	18,338
British American Tobacco PLC	685	28,509
Carlsberg A/S, Class B	46	5,751
Coca-Cola Amatil Ltd.	1,042	6,403
Coca-Cola Bottlers Japan Holdings, Inc.	300	7,619
Coca-Cola European Partners PLC	227	11,745
Coca-Cola HBC AG1	237	8,076
Danone SA	323	24,913
Davide Campari-Milano SpA	379	3,724
Diageo PLC	350	14,311
Golden Agri-Resources Ltd.	36,700	7,587
Heineken Holding NV	214	21,458
Heineken NV	206	21,761
Imperial Brands PLC	469	16,039
Japan Tobacco, Inc.	700	17,360
Kerry Group PLC, Class A	174	19,440
Kirin Holdings Co. Ltd.	600	14,325
Marine Harvest ASA	168	3,755
MEIJI Holdings Co. Ltd.	100	8,122
Nestle SA	798	76,042
Orkla ASA	527	4,051
Pernod Ricard SA	54	9,701
Suntory Beverage & Food Ltd.	200	9,396
Swedish Match AB	66	3,372
WH Group Ltd.[2]	19,865	21,257
Wilmar International Ltd.	15,040	36,753

	Shares	Value
Food, Beverage & Tobacco (Continued)
Yamazaki Baking Co. Ltd.	500	$8,113
Total Food, Beverage & Tobacco		499,549
Health Care Equipment & Services—1.5%
Alfresa Holdings Corp.	800	22,767
Fresenius Medical Care AG & Co. KGaA	208	16,792
Fresenius SE & Co. KGaA	575	32,127
Koninklijke Philips NV	422	17,208
Medipal Holdings Corp.	1,200	28,513
NMC Health PLC	89	2,649
Olympus Corp.	800	8,688
Ramsay Health Care Ltd.	180	8,228
Siemens Healthineers AG2	338	14,099
Smith & Nephew PLC	327	6,490
Sonic Healthcare Ltd.	437	7,624
Suzuken Co. Ltd.	353	20,443
Total Health Care Equipment & Services		185,628
Household & Personal Products—1.2%
Essity AB, Class B	427	12,342
Henkel AG & Co KGaA	118	11,229
Kao Corp.	200	15,753
L'Oreal SA	100	26,926
Pigeon Corp.	100	4,088
Reckitt Benckiser Group PLC	174	14,470
Shiseido Co. Ltd.	100	7,216
Unicharm Corp.	200	6,619
Unilever NV	547	31,803
Unilever PLC	400	22,908
Total Household & Personal Products		153,354
Insurance—6.9%
Aegon NV	4,052	19,491
Ageas	147	7,097
AIA Group Ltd.	2,449	24,381
Allianz SE	294	65,456
Assicurazioni Generali SpA	3,263	60,454
Aviva PLC	4,980	26,761
AXA SA	3,713	93,514
Baloise Holding AG	39	6,442
CNP Assurances	1,269	27,956
Dai-ichi Life Holdings, Inc.	2,600	36,128
Direct Line Insurance Group PLC	1,055	4,853
Hannover Rueck SE	109	15,666
Insurance Australia Group Ltd.	2,366	12,908
Japan Post Holdings Co. Ltd.	4,957	58,041
Legal & General Group PLC	2,055	7,372
Mapfre SA	5,621	15,501
Medibank Pvt Ltd.	3,616	7,089
MS&AD Insurance Group Holdings, Inc.[3]	1,200	36,536
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	181	42,883
NN Group NV	237	9,854
Poste Italiane SpA[2]	1,840	17,917
Prudential PLC	2,271	45,498
QBE Insurance Group Ltd.	1,691	14,787
RSA Insurance Group PLC	1,259	8,331
Sampo OYJ, Class A	135	6,125
SCOR SE	339	14,449
Sompo Holdings, Inc.	800	29,619
Sony Financial Holdings, Inc.	600	11,319
Suncorp Group Ltd.	1,109	10,856

E Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer International Revenue ETF

	Shares	Value
Insurance (Continued)
Swiss Life Holding AG1	26	$11,448
Swiss Re AG	240	23,443
T&D Holdings, Inc.	1,100	11,568
Tokio Marine Holdings, Inc.	700	33,911
Tryg A/S	84	2,307
Zurich Insurance Group AG	89	29,455
Total Insurance		849,416
Materials—8.3%
Air Liquide SA	174	22,146
Air Water, Inc.	700	10,144
AKZO Nobel NV	112	9,934
Amcor Ltd.	1,284	14,037
Anglo American PLC	983	26,303
ArcelorMittal	2,516	51,015
Asahi Kasei Corp.	1,673	17,261
BASF SE	790	58,129
BHP Group Ltd.	760	20,779
BHP Group PLC	595	14,332
BlueScope Steel Ltd.	983	9,741
Covestro AG2	274	15,082
Evonik Industries AG	567	15,458
Fortescue Metals Group Ltd.	1,414	7,142
Fresnillo PLC	134	1,521
Givaudan SA1	3	7,663
Glencore PLC[1]	41,597	172,338
HeidelbergCement AG	282	20,316
Hitachi Chemical Co. Ltd.[3]	400	8,861
Hitachi Metals Ltd.	800	9,295
Israel Chemicals Ltd.	908	4,723
JFE Holdings, Inc.	1,648	27,969
Johnson Matthey PLC	466	19,079
Kaneka Corp.	200	7,490
Kobe Steel Ltd.	1,800	13,514
Kuraray Co. Ltd.	500	6,360
LafargeHolcim Ltd.[1]	517	25,536
Mitsubishi Chemical Holdings Corp.	4,200	29,575
Mitsubishi Gas Chemical Co., Inc.	500	7,133
Mitsubishi Materials Corp.	500	13,200
Newcrest Mining Ltd.	153	2,773
Nippon Paint Holdings Co. Ltd.	200	7,860
Nippon Steel & Sumitomo Metal Corp.	2,364	41,733
Nitto Denko Corp.	200	10,507
Norsk Hydro ASA	3,637	14,761
Oji Holdings Corp.	2,300	14,276
Rio Tinto Ltd.	144	10,015
Rio Tinto PLC	411	23,891
Shin-Etsu Chemical Co. Ltd.	200	16,768
Smurfit Kappa Group PLC	446	12,460
Solvay SA	118	12,770
South32 Ltd.	2,414	6,396
Stora Enso OYJ, Class R	750	9,175
Sumitomo Chemical Co. Ltd.	3,700	17,216
Sumitomo Metal Mining Co. Ltd.	300	8,863
Taiheiyo Cement Corp.	300	10,001
Taiyo Nippon Sanso Corp.	400	6,093
Teijin Ltd.	600	9,898
thyssenkrupp AG	2,630	36,161
Toray Industries, Inc.	2,700	17,244

	Shares	Value
Materials (Continued)
Tosoh Corp.	600	$9,329
Toyo Seikan Group Holdings Ltd.	400	8,193
Umicore SA	324	14,403
UPM-Kymmene OYJ	451	13,167
voestalpine AG	413	12,553
Yara International ASA	278	11,389
Total Materials		1,023,971
Media & Entertainment—0.8%
CyberAgent, Inc.[3]	200	8,158
Dentsu, Inc.	200	8,447
Hakuhodo DY Holdings, Inc	900	14,457
Pearson PLC	627	6,832
Publicis Groupe SA	217	11,630
Toho Co. Ltd.	200	8,032
Vivendi SA	584	16,938
WPP PLC	1,575	16,640
Yahoo Japan Corp.	3,200	7,835
Total Media & Entertainment		98,969
Pharmaceuticals, Biotechnology & Life Sciences—2.8%
Astellas Pharma, Inc.	800	11,987
AstraZeneca PLC	233	18,627
Bayer AG	439	28,393
Chugai Pharmaceutical Co. Ltd.	100	6,875
Daiichi Sankyo Co. Ltd.	300	13,823
Eurofins Scientific SE3	10	4,143
GlaxoSmithKline PLC	1,584	32,958
Grifols SA	337	9,445
H Lundbeck A/S	72	3,119
Kyowa Hakko Kirin Co. Ltd.	300	6,532
Lonza Group AG1	25	7,752
Merck KGaA	55	6,278
Novartis AG	495	47,606
Novo Nordisk A/S, Class B	209	10,952
Otsuka Holdings Co. Ltd.	300	11,788
Recordati SpA	64	2,494
Roche Holding AG	132	36,363
Sanofi	380	33,597
Sartorius Stedim Biotech	26	3,296
Takeda Pharmaceutical Co. Ltd.	613	25,038
Teva Pharmaceutical Industries Ltd.[1,4]	870	13,642
Vifor Pharma AG	35	4,732
Total Pharmaceuticals, Biotechnology & Life Sciences		339,440
Real Estate—1.4%
Aroundtown SA	308	2,542
Azrieli Group Ltd.	18	1,067
CapitaLand Ltd.	2,775	7,478
CK Asset Holdings Ltd.	833	7,407
Daito Trust Construction Co. Ltd.	100	13,940
Daiwa House Industry Co. Ltd.	1,000	31,793
Goodman Group	678	6,430
Hang Lung Group Ltd.	1,289	4,138
Hulic Co. Ltd.	600	5,887
ICADE	54	4,572
Lendlease Group	1,188	10,447
Mirvac Group	2,926	5,716
Mitsubishi Estate Co. Ltd.	700	12,683
Mitsui Fudosan Co. Ltd.	700	17,597
New World Development Co. Ltd.	6,581	10,915

E Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer International Revenue ETF

	Shares	Value
Real Estate (Continued)
Nomura Real Estate Holdings, Inc.	400	$7,679
Segro PLC	543	4,765
Tokyu Fudosan Holdings Corp.	1,700	10,168
Wharf Holdings Ltd. (The)	962	2,904
Wheelock & Co. Ltd.	1,305	9,559
Total Real Estate		177,687
Retailing—1.6%
Delivery Hero SE1,2	70	2,531
Dufry AG1	96	10,083
Hennes & Mauritz AB, Class B	1,134	18,950
Industria de Diseno Textil SA	800	23,535
Isetan Mitsukoshi Holdings Ltd.	1,100	11,121
J Front Retailing Co. Ltd.	500	5,949
Jardine Cycle & Carriage Ltd.	647	15,519
Kingfisher PLC	4,659	14,255
Marks & Spencer Group PLC	3,500	12,720
Next PLC	96	6,980
Pan Pacific International Holdings Corp.	100	6,622
Rakuten, Inc.	1,300	12,309
Takashimaya Co. Ltd.[3]	700	9,322
Wesfarmers Ltd.	894	22,005
Yamada Denki Co. Ltd.[3]	3,200	15,785
Zalando SE1,2	196	7,648
Total Retailing		195,334
Semiconductors & Semiconductor Equipment—0.4%
ASM Pacific Technology Ltd.	910	10,149
NXP Semiconductors NV	169	14,938
Renesas Electronics Corp.[1]	1,700	7,864
STMicroelectronics NV	957	14,147
Total Semiconductors & Semiconductor Equipment		47,098
Software & Services—1.2%
Adyen NV1,2	4	3,135
Amadeus IT Group SA	138	11,064
Atos SE	149	14,388
Capgemini SE	172	20,877
Dassault Systemes SE	60	8,943
Fujitsu Ltd.	527	38,023
Otsuka Corp.	200	7,472
SAP SE	298	34,465
Temenos AG1	30	4,422
Wix.com Ltd.[1]	14	1,692
Total Software & Services		144,481
Technology Hardware & Equipment—2.4%
Alps Electric Co. Ltd.	500	10,435
Brother Industries Ltd.	400	7,401
Canon, Inc.	1,400	40,640
FUJIFILM Holdings Corp.	500	22,740
Hitachi High-Technologies Corp.	200	8,194
Hitachi Ltd.	2,213	71,677
Konica Minolta, Inc.	1,100	10,823
NEC Corp.	687	23,245
Nippon Electric Glass Co. Ltd.	200	5,303
Nokia OYJ	3,202	18,243
Omron Corp.	200	9,360
Ricoh Co. Ltd.	1,600	16,725
Seiko Epson Corp.	800	12,251
TDK Corp.	200	15,666
Telefonaktiebolaget LM Ericsson, Class B3	1,852	17,056

	Shares	Value
Technology Hardware & Equipment (Continued)
Venture Corp. Ltd.	379	$5,020
Yaskawa Electric Corp.[3]	200	6,279
Total Technology Hardware & Equipment		301,058
Telecommunication Services—4.9%
Bezeq The Israeli Telecommunication Corp. Ltd.	2,167	1,555
BT Group PLC	8,160	23,706
Deutsche Telekom AG	4,039	67,098
Elisa OYJ	68	3,071
Iliad SA	51	5,125
KDDI Corp.[3]	1,600	34,476
Koninklijke KPN NV	2,094	6,645
Millicom International Cellular SA	101	6,147
Nippon Telegraph & Telephone Corp.	2,200	93,478
NTT DOCOMO, Inc.	1,600	35,438
Orange SA	2,367	38,538
Proximus SADP	245	7,073
Softbank Corp.[3]	2,300	25,912
SoftBank Group Corp.	741	71,934
Spark New Zealand Ltd.	2,983	7,731
Swisscom AG	21	10,269
Tele2 AB, Class B	409	5,461
Telecom Italia SpA[1,3]	30,574	19,033
Telefonica Deutschland Holding AG	2,259	7,100
Telefonica SA	4,916	41,228
Telenor ASA	502	10,067
Telia Co. AB	2,237	10,117
Telstra Corp. Ltd.	7,236	17,065
TPG Telecom Ltd.	664	3,278
United Internet AG	171	6,246
Vodafone Group PLC	21,804	39,720
Total Telecommunication Services		597,511
Transportation—3.1%
A.P. Moeller - Maersk A/S, Class A	12	14,529
A.P. Moeller - Maersk A/S, Class B	11	13,967
Aena SME SA2	51	9,191
Aeroports de Paris	48	9,292
ANA Holdings, Inc.[3]	500	18,336
Atlantia SpA	373	9,671
Bollore SA	5,911	26,734
Central Japan Railway Co.	100	23,228
Deutsche Lufthansa AG	1,341	29,460
Deutsche Post AG	2,028	66,037
DSV A/S	170	14,073
East Japan Railway Co.	300	28,947
easyJet PLC	547	7,965
Fraport AG Frankfurt Airport Services Worldwide	113	8,658
Mitsui OSK Lines Ltd.	600	12,907
Nippon Express Co. Ltd.	300	16,696
Nippon Yusen KK	1,200	17,585
Royal Mail PLC	3,400	10,558
Seibu Holdings, Inc.	500	8,750
SG Holdings Co. Ltd.	358	10,431
Singapore Airlines Ltd.	1,917	13,672
Yamato Holdings Co. Ltd.	600	15,498
Total Transportation		386,185
Utilities—6.0%
AGL Energy Ltd.	666	10,299
Centrica PLC	17,318	25,771

E Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer International Revenue ETF

	Shares	Value
Utilities (Continued)
Chubu Electric Power Co., Inc.	1,500	$23,425
Chugoku Electric Power Co., Inc. (The)	900	11,229
E.ON SE	2,946	32,788
EDP - Energias de Portugal SA	3,459	13,613
Electric Power Development Co. Ltd.	300	7,307
Electricite de France SA	4,044	55,352
Endesa SA	736	18,793
Enel SpA	11,154	71,438
Engie SA	3,596	53,622
Iberdrola SA	3,640	31,986
Innogy SE2	662	30,640
Kansai Electric Power Co., Inc. (The)	1,700	25,066
Kyushu Electric Power Co., Inc.	1,300	15,351
National Grid PLC	1,491	16,530
Naturgy Energy Group SA3	791	22,142
Orsted A/S2	111	8,421
RWE AG	1,398	37,517
Severn Trent PLC	130	3,347
SSE PLC	1,578	24,407
Suez	1,241	16,457
Terna Rete Elettrica Nazionale SpA	671	4,255
Toho Gas Co. Ltd.	100	4,490
Tohoku Electric Power Co., Inc.	1,300	16,584
Tokyo Electric Power Co. Holdings, Inc.[1]	7,400	46,800
Tokyo Gas Co. Ltd.	500	13,523
Uniper SE	2,239	67,603
United Utilities Group PLC	316	3,353
Veolia Environnement SA	1,166	26,093
Verbund AG	50	2,402
Total Utilities		740,604
Total Common Stocks
(Cost $12,572,861)		12,130,900
PREFERRED STOCKS—0.8%
Automobiles & Components—0.7%
Volkswagen AG, 2.75%	548	86,342
Bayerische Motoren Werke AG, 6.71%	80	5,264
Porsche Automobil Holding SE, 3.08%	14	879
Total Automobiles & Components		92,485
Capital Goods—0.0%[5]
Rolls-Royce Holdings PLC, Class C1,6	279,201	364
Health Care Equipment & Services—0.0%[5]
Sartorius AG, 0.39%	9	1,545
Household & Personal Products—0.1%
Henkel AG & Co KGaA, 1.98%	78	7,970
Total Preferred Stocks
(Cost $105,972)		102,364

Money Market Fund—0.0%[5]
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[7]
(Cost $4,407)	4,407	4,407

Investment of Cash Collateral for Securities Loaned—2.0%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[7]
(Cost $247,598)	247,598	247,598
Total Investments—101.2% (Cost $12,930,838)		12,485,269
Liabilities in Excess of Other Assets—(1.2)%		(149,944)
Net Assets—100.0%		$12,335,325

PLC	-	Public Limited Company

1.	Non-income producing security.
2.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $150,586 or 1.22% of the Fund’s net assets at period end.

3.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $399,762; total value of the collateral held by the Fund was $422,952. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $175,354.
4.	American Depositary Receipt.
5.	Less than 0.05%
6.	The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.
7.	Rate shown represents annualized 7-day yield as of March 31, 2019.

E Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer International Revenue ETF

Geographical Holdings
Country	Value	% of Net Assets
Japan	$4,063,087	32.9%
France	1,523,135	12.4
Germany	1,513,970	12.3
United Kingdom	1,266,875	10.3
Netherlands	680,941	5.5
Switzerland	669,097	5.4
Australia	412,224	3.3
Spain	410,660	3.3
Italy	336,877	2.7
United States	268,743	2.1
Hong Kong	255,424	2.1
Sweden	187,060	1.5
Singapore	137,165	1.1
Norway	109,224	0.9
Belgium	108,680	0.9
Denmark	107,964	0.9
Finland	87,771	0.7
Luxembourg	60,358	0.5
Ireland	54,604	0.4
Austria	53,464	0.4
Portugal	44,719	0.4
Israel	34,511	0.3
Macau	34,135	0.3
South Africa	26,303	0.2
China	17,811	0.2
New Zealand	10,151	0.1
Colombia	6,147	0.1
United Arab Emirates	2,649	0.0 [1]
Mexico	1,520	0.0 [1]
Total Investments	12,485,269	101.2
Liabilities in Excess of Other Assets	(149,944)	(1.2)
Net Assets	$12,335,325	100.0%

1.	Less than 0.05%

Schedule of Investments March 31, 2019 Unaudited

Oppenheimer Global Revenue ETF

	Shares	Value
COMMON STOCKS—98.6%
Automobiles & Components—6.3%
Aisin Seiki Co. Ltd.	500	$17,866
Aptiv PLC	133	10,572
BAIC Motor Corp. Ltd., Class H1	5,000	3,268
Bayerische Motoren Werke AG	556	42,921
Bridgestone Corp.	448	17,267
Daimler AG	1,254	73,571
Denso Corp.	584	22,777
Fiat Chrysler Automobiles NV2	2,384	35,527
Ford Motor Co.	6,693	58,765
Geely Automobile Holdings Ltd.	3,487	6,663
General Motors Co.	1,355	50,270
Goodyear Tire & Rubber Co. (The)	415	7,532
Honda Motor Co. Ltd.	2,000	54,118
Hyundai Mobis Co. Ltd.	73	13,409
Hyundai Motor Co.	297	31,267
Isuzu Motors Ltd.	800	10,509
Kia Motors Corp.	638	19,869
Lear Corp.	79	10,721
Magna International, Inc.	331	16,122
Mazda Motor Corp.	1,400	15,665
Mitsubishi Motors Corp.	1,935	10,279
Nissan Motor Co. Ltd.	5,236	42,963
Peugeot SA	1,395	34,053
Pirelli & C SpA[1,2]	695	4,478
Renault SA	424	28,046
Subaru Corp.	500	11,395
Sumitomo Electric Industries Ltd.	1,200	15,921
Suzuki Motor Corp.	273	12,081
Tata Motors Ltd.[2]	6,260	15,746
Tesla, Inc.[2,3]	25	6,997
Toyota Motor Corp.	1,895	111,062
Yamaha Motor Co. Ltd.	400	7,846
Total Automobiles & Components		819,546
Banks—7.5%
Agricultural Bank of China Ltd., Class A	9,500	5,273
Alior Bank SA2	214	3,335
Australia & New Zealand Banking Group Ltd.	692	12,795
Axis Bank Ltd.[2]	601	6,743
Banco Bilbao Vizcaya Argentaria SA3	3,624	20,724
Banco Bradesco SA	2,601	25,297
Banco de Chile	64,404	9,483
Banco do Brasil SA	1,409	17,639
Banco Santander Brasil SA	1,103	12,462
Banco Santander SA	8,488	39,500
Banco Santander SA4	902	4,176
Bank Central Asia Tbk PT	7,275	14,177
Bank Handlowy w Warszawie SA	305	5,370
Bank Millennium SA2	1,847	4,307
Bank of America Corp.	1,448	39,950
Bank of China Ltd., Class H	43,863	19,892
Bank of Communications Co. Ltd., Class A	6,600	6,128
BDO Unibank, Inc.	2,317	5,904
BNP Paribas SA	860	41,146
CaixaBank SA	2,463	7,699
China CITIC Bank Corp. Ltd., Class A	4,700	4,399
China Construction Bank Corp., Class H	61,192	52,462
China Merchants Bank Co. Ltd., Class A	1,000	5,047

	Shares	Value
Banks (Continued)
China Minsheng Banking Corp. Ltd., Class A	2,820	$2,660
Citigroup, Inc.	607	37,768
Commercial International Bank Egypt SAE	833	3,276
Commerzbank AG2	893	6,919
Credit Agricole SA	3,153	38,130
DNB ASA	501	9,239
Dubai Islamic Bank PJSC	8,526	11,374
Erste Group Bank AG2	242	8,902
Grupo Financiero Banorte SAB de CV, Class O	836	4,549
HSBC Holdings PLC	4,702	38,189
ICICI Bank Ltd.	1,920	11,100
Industrial & Commercial Bank of China Ltd., Class H	30,259	22,164
ING Groep NV	1,999	24,206
JPMorgan Chase & Co.	546	55,272
Kasikornbank PCL	2,311	13,654
Lloyds Banking Group PLC	33,444	27,080
Masraf Al Rayan QSC	1,123	11,336
MCB Bank Ltd.	2,156	3,010
Mitsubishi UFJ Financial Group, Inc.	4,971	24,701
Moneta Money Bank AS1	1,956	6,751
OTP Bank Nyrt	211	9,282
Postal Savings Bank of China Co. Ltd., Class H1	14,000	8,008
Royal Bank of Canada	448	33,809
Royal Bank of Scotland Group PLC	3,324	10,698
Sberbank of Russia PJSC[4]	1,688	22,383
Security Bank Corp.	1,186	3,907
Shanghai Commercial & Savings Bank Ltd. (The)	6,000	9,481
Societe Generale SA	975	28,218
Standard Chartered PLC	1,620	12,482
State Bank of India[2]	5,053	23,396
Sumitomo Mitsui Financial Group, Inc.	700	24,513
SVB Financial Group[2]	18	4,003
UniCredit SpA	890	11,420
VTB Bank PJSC	5,613	6,410
Wells Fargo & Co.	849	41,024
Total Banks		973,222
Capital Goods—10.2%
ABB Ltd.	1,299	24,404
ACS Actividades de Construccion y Servicios SA	428	18,819
AGC, Inc.	200	7,011
Airbus SE	247	32,699
Alfa SAB de CV, Class A	6,082	6,468
Alliance Global Group, Inc.	9,246	2,845
ANDRITZ AG	146	6,269
Arconic, Inc.	381	7,281
BAE Systems PLC	1,940	12,195
BOC Aviation Ltd.[1]	356	2,905
Boeing Co. (The)	87	33,183
Bombardier, Inc., Class B2	3,120	6,002
Bouygues SA	554	19,813
CAE, Inc.	253	5,607
Caterpillar, Inc.	156	21,136
China Communications Construction Co. Ltd., Class H	8,462	8,753
China Railway Construction Corp. Ltd., Class H	5,425	7,104

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Global Revenue ETF

	Shares	Value
Capital Goods (Continued)
China Railway Group Ltd., Class H	8,537	$7,787
China Shipbuilding Industry Co. Ltd., Class A	4,400	3,824
China State Construction International Holdings Ltd.	3,814	3,571
CIMIC Group Ltd.	230	7,885
CITIC Ltd.	17,071	25,487
CJ Corp.	98	10,749
CNH Industrial NV	1,066	10,873
Cummins, Inc.	82	12,945
Daewoo Engineering & Construction Co. Ltd.[2]	1,128	5,048
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[2]	129	3,176
DCC PLC	135	11,672
Deere & Co.	102	16,304
Dongfang Electric Corp. Ltd., Class A2	1,400	2,210
Embraer SA	597	2,830
Ferguson PLC	182	11,583
Finning International, Inc.	250	4,446
Fluor Corp.	252	9,274
Fosun International Ltd.	5,005	8,480
Fuji Electric Co. Ltd.	200	5,674
General Dynamics Corp.	99	16,759
General Electric Co.	4,205	42,008
GS Engineering & Construction Corp.	142	5,329
Hanwha Corp.	523	14,007
HD Supply Holdings, Inc.[2]	182	7,890
Hino Motors Ltd.	1,000	8,420
Hitachi Construction Machinery Co. Ltd.	200	5,307
HOCHTIEF AG	100	14,485
Huntington Ingalls Industries, Inc.	29	6,009
Hyundai Engineering & Construction Co. Ltd.	116	5,457
Hyundai Heavy Industries Co. Ltd.[2]	44	4,613
Hyundai Heavy Industries Holdings Co. Ltd.	21	6,161
IHI Corp.	200	4,805
Ingersoll-Rand PLC	119	12,846
ITOCHU Corp.	1,722	31,154
Jacobs Engineering Group, Inc.	121	9,098
Jardine Matheson Holdings Ltd.	688	42,904
Jardine Strategic Holdings Ltd.	674	25,228
JGC Corp.	300	3,987
Johnson Controls International PLC	459	16,955
JTEKT Corp.	600	7,383
Kajima Corp.	632	9,330
Kawasaki Heavy Industries Ltd.	300	7,399
Kingspan Group PLC	173	8,015
KOC Holding AS	4,658	13,266
Komatsu Ltd.	479	11,124
Kubota Corp.	700	10,116
Leonardo SpA	583	6,782
LIXIL Group Corp.	500	6,677
Lockheed Martin Corp.	76	22,812
Marubeni Corp.	3,700	25,573
Metallurgical Corp. of China., Ltd., Class H	17,998	5,319
MINEBEA MITSUMI, Inc.	300	4,507
MISUMI Group, Inc.	127	3,158
Mitsubishi Corp.	1,460	40,548
Mitsubishi Electric Corp.	1,454	18,686
Mitsubishi Heavy Industries Ltd.	500	20,771

	Shares	Value
Capital Goods (Continued)
Mitsui & Co. Ltd.	1,338	$20,774
MonotaRO Co. Ltd.	100	2,223
Nabtesco Corp.	63	1,836
Northrop Grumman Corp.	45	12,132
NSK Ltd.	800	7,495
Obayashi Corp.	1,000	10,065
Posco International Corp.	563	8,804
Raytheon Co.	73	13,292
Rexel SA	734	8,287
Rolls-Royce Holdings PLC[2]	870	10,239
Samsung C&T Corp.	155	14,611
Samsung Engineering Co. Ltd.[2]	226	3,205
Samsung Heavy Industries Co. Ltd.[2]	424	3,085
Schindler Holding AG	75	15,544
Siemens AG	382	41,151
Siemens Gamesa Renewable Energy SA2	307	4,893
Sinotruk Hong Kong Ltd.	2,000	4,255
SK Holdings Co. Ltd.	175	41,703
SNC-Lavalin Group, Inc.	231	5,863
Spirit AeroSystems Holdings, Inc., Class A	64	5,858
Sumitomo Corp.	1,300	17,982
Taisei Corp.	200	9,288
Textron, Inc.	185	9,372
Toshiba Corp.	354	11,274
TOTO Ltd.[3]	100	4,242
Toyota Tsusho Corp.	800	26,056
United Technologies Corp.	250	32,222
Vestas Wind Systems A/S	70	5,896
Vinci SA	369	35,931
Volvo AB, Class B	1,237	19,205
W.W. Grainger, Inc.	21	6,319
Wabtec Corp.	36	2,654
Weichai Power Co. Ltd., Class H	2,741	4,379
Total Capital Goods		1,311,335
Commercial & Professional Services—0.8%
Copart, Inc.[2,3]	80	4,847
Country Garden Services Holdings Co. Ltd.[2]	788	1,468
Dai Nippon Printing Co. Ltd.	500	11,957
G4S PLC	2,915	6,970
ISS A/S	260	7,919
ManpowerGroup, Inc.	150	12,404
Persol Holdings Co. Ltd.	300	4,857
Randstad NV3	309	15,082
Recruit Holdings Co. Ltd.	400	11,423
SGS SA	9	22,394
Total Commercial & Professional Services		99,321
Consumer Durables & Apparel—2.1%
adidas AG	60	14,593
Capri Holdings Ltd.[2]	89	4,072
D.R. Horton, Inc.	229	9,476
Electrolux AB, Series B	378	9,736
Feng TAY Enterprise Co. Ltd.	1,000	7,073
Fila Korea Ltd.	64	4,398
Haier Electronics Group Co. Ltd.[2]	3,123	9,071
Husqvarna AB, Class B	664	5,436
Iida Group Holdings Co. Ltd.	500	9,057
LG Electronics, Inc.	310	20,510
LVMH Moet Hennessy Louis Vuitton SE	77	28,350

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Global Revenue ETF

	Shares	Value
Consumer Durables & Apparel (Continued)
Mattel, Inc.[2,3]	193	$2,509
Newell Brands, Inc.[3]	288	4,418
NIKE, Inc., Class B	206	17,347
Oppein Home Group, Inc., Class A	100	1,807
Panasonic Corp.	3,370	29,052
Polaris Industries, Inc.[3]	58	4,897
PulteGroup, Inc.	234	6,543
PVH Corp.	65	7,927
Sega Sammy Holdings, Inc.	300	3,540
Sharp Corp.[2]	800	8,803
Sony Corp.	636	26,690
Tatung Co. Ltd.[2]	2,000	1,577
Under Armour, Inc., Class A2	141	2,981
VF Corp.	100	8,691
Whirlpool Corp.	70	9,302
Yue Yuen Industrial Holdings Ltd.	1,707	5,871
Zhejiang Semir Garment Co. Ltd., Class A	1,300	2,319
Total Consumer Durables & Apparel		266,046
Consumer Services—0.8%
Alsea SAB de CV	1,378	2,889
Aramark	353	10,431
Benesse Holdings, Inc.	300	7,792
Chipotle Mexican Grill, Inc.[2]	6	4,262
Flight Centre Travel Group Ltd.	102	3,047
Hilton Worldwide Holdings, Inc.	109	9,059
Marriott International, Inc., Class A	79	9,882
Melco Resorts & Entertainment Ltd.[4]	266	6,009
MGM Resorts International	306	7,852
Minor International PCL	6,618	8,133
SJM Holdings Ltd.	3,752	4,283
Stars Group, Inc. (The)[2]	179	3,130
Tabcorp Holdings Ltd.	1,468	4,818
TUI AG	1,107	10,611
Yum China Holdings, Inc.	142	6,377
Total Consumer Services		98,575
Diversified Financials—3.2%
Ally Financial, Inc.	277	7,615
Ameriprise Financial, Inc.	75	9,608
ASX Ltd.	184	9,128
AXA Equitable Holdings, Inc.	348	7,009
Berkshire Hathaway, Inc., Class B2	254	51,026
Brookfield Asset Management, Inc., Class A	542	25,259
Capital One Financial Corp.	173	14,132
Cboe Global Markets, Inc.	45	4,295
Challenger Ltd.	331	1,947
CI Financial Corp.	482	6,581
Credit Suisse Group AG2	1,613	18,796
Deutsche Bank AG	2,080	16,956
EXOR NV	933	60,657
Goldman Sachs Group, Inc. (The)	97	18,623
GT Capital Holdings, Inc.[2]	194	3,441
Haci Omer Sabanci Holding AS	4,760	6,605
Hargreaves Lansdown PLC	208	5,051
Huaxi Securities Co., Ltd., Class A	900	1,651
Jefferies Financial Group, Inc.	312	5,862
KKR & Co., Inc., Class A3	187	4,393
Morgan Stanley	526	22,197
Muangthai Capital PCL	1,500	2,080

	Shares	Value
Diversified Financials (Continued)
Onex Corp.	255	$14,388
ORIX Corp.	721	10,354
Reinet Investments SCA	180	3,080
S&P Global, Inc.	53	11,159
SDIC Capital Co., Ltd., Class A	700	1,514
Singapore Exchange Ltd.	3,106	16,763
Standard Life Aberdeen PLC	3,459	11,897
Synchrony Financial	273	8,709
Tokyo Century Corp.	100	4,350
UBS Group AG2	1,678	20,337
Voya Financial, Inc.[3]	121	6,045
Total Diversified Financials		411,508
Energy—10.9%
Baker Hughes a GE Co.[3]	520	14,414
Banpu PCL	9,564	4,882
Bharat Petroleum Corp. Ltd.	3,183	18,266
BP PLC	14,434	105,044
Bukit Asam Tbk PT	8,307	2,450
Caltex Australia Ltd.	426	7,931
Cenovus Energy, Inc.	755	6,556
Chevron Corp.	508	62,575
China Oilfield Services Ltd., Class H	3,332	3,599
China Petroleum & Chemical Corp., Class H	41,986	33,108
CNOOC Ltd.	10,211	19,121
ConocoPhillips	382	25,495
Empresas COPEC SA	702	8,913
Enbridge, Inc.	501	18,151
Eni SpA	2,124	37,572
EOG Resources, Inc.	223	21,225
Equinor ASA	1,445	31,689
Exxon Mobil Corp.	1,343	108,514
Gazprom PJSC[4]	9,781	44,151
Grupa Lotos SA	156	3,394
Guanghui Energy Co., Ltd., Class A	2,800	1,812
Hindustan Petroleum Corp. Ltd.	4,600	18,848
HollyFrontier Corp.	148	7,292
Idemitsu Kosan Co. Ltd.	684	22,896
Indian Oil Corp. Ltd.	14,837	34,879
John Wood Group PLC	1,113	7,359
JXTG Holdings, Inc.	7,300	33,405
LUKOIL PJSC[4]	571	51,162
Marathon Petroleum Corp.	571	34,174
Neste OYJ	94	10,027
Oil & Natural Gas Corp. Ltd.	10,315	23,787
OMV AG	229	12,438
Origin Energy Ltd.	831	4,250
PetroChina Co. Ltd., Class A	11,800	13,345
Petroleo Brasileiro SA	4,220	33,778
Phillips 66	458	43,588
Plains GP Holdings LP, Class A2,3	618	15,401
Polski Koncern Naftowy ORLEN SA	409	10,416
PrairieSky Royalty Ltd.	408	5,497
PTT PCL	20,232	30,601
Reliance Industries Ltd.	1,641	32,293
Repsol SA	1,465	25,102
Rosneft Oil Co. PJSC[2]	6,997	43,941
Royal Dutch Shell PLC, Class A	4,147	130,420
SK Innovation Co. Ltd.	128	20,241

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Global Revenue ETF

	Shares	Value
Energy (Continued)
S-Oil Corp.	120	$9,472
TechnipFMC PLC	561	13,195
TOTAL SA	1,280	71,173
Tupras Turkiye Petrol Rafinerileri AS	358	7,908
Ultrapar Participacoes SA	848	10,241
Valero Energy Corp.	508	43,094
Washington H Soul Pattinson & Co. Ltd.	159	2,972
WorleyParsons Ltd.	512	5,150
Total Energy		1,407,207
Food & Staples Retailing—5.4%
Aeon Co. Ltd.[3]	1,600	33,486
Alimentation Couche-Tard, Inc., Class B	335	19,740
Berli Jucker PCL	4,302	6,710
Bid Corp. Ltd.	424	8,762
Carrefour SA	1,813	33,895
Casino Guichard Perrachon SA	333	14,452
Clicks Group Ltd.	499	6,374
Costco Wholesale Corp.	265	64,167
Empire Co. Ltd.	298	6,453
George Weston Ltd.	321	23,088
J Sainsbury PLC	4,885	15,003
Koninklijke Ahold Delhaize NV	1,229	32,740
Kroger Co. (The)	1,512	37,195
Magnit PJSC	569	8,023
METRO AG	984	16,341
Raia Drogasil SA	290	4,866
Seven & i Holdings Co. Ltd.	600	22,637
Sun Art Retail Group Ltd.	7,064	6,884
Sysco Corp.	433	28,907
Tesco PLC	11,052	33,425
Walgreens Boots Alliance, Inc.	712	45,048
Wal-Mart de Mexico SAB de CV	4,634	12,404
Walmart, Inc.	1,818	177,310
Welcia Holdings Co. Ltd.	100	3,392
Woolworths Group Ltd.	1,007	21,746
X5 Retail Group NV	365	9,096
Total Food & Staples Retailing		692,144
Food, Beverage & Tobacco—4.1%
Ajinomoto Co., Inc.	400	6,393
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,757	5,446
Anheuser-Busch InBev SA	293	24,596
Arca Continental SAB de CV	811	4,521
Archer-Daniels-Midland Co.	644	27,776
Asahi Group Holdings Ltd.	279	12,427
Associated British Foods PLC	332	10,551
BRF SA2	916	5,331
British American Tobacco PLC	337	14,026
Bunge Ltd.	354	18,787
Calbee, Inc.	200	5,388
Charoen Pokphand Foods PCL	13,145	10,562
China Agri-Industries Holdings Ltd.	15,999	5,483
China Mengniu Dairy Co. Ltd.[2]	1,840	6,844
China Resources Beer Holdings Co. Ltd.	1,073	4,518
CJ CheilJedang Corp.	30	8,537
Coca-Cola Amatil Ltd.	767	4,713
Coca-Cola Bottlers Japan Holdings, Inc.	184	4,673
Fomento Economico Mexicano SAB de CV	654	6,040
Genting Plantations Bhd	4,621	11,998
	Shares	Value
Food, Beverage & Tobacco (Continued)
Grupo Bimbo SAB de CV, Series A	3,148	$6,586
Hormel Foods Corp.	232	10,384
Indofood Sukses Makmur Tbk PT	14,483	6,484
Ingredion, Inc.	71	6,723
Japan Tobacco, Inc.	487	12,078
JBS SA	4,796	19,619
Kikkoman Corp.	100	4,906
Kirin Holdings Co. Ltd.	346	8,260
Lamb Weston Holdings, Inc.	54	4,047
MEIJI Holdings Co. Ltd.	100	8,122
Molson Coors Brewing Co., Class B	93	5,547
Mondelez International, Inc., Class A	358	17,871
Nestle SA	547	52,124
Nisshin Seifun Group, Inc.	300	6,884
Ottogi Corp.	6	4,075
PepsiCo, Inc.	262	32,108
Philip Morris International, Inc.	159	14,054
QL Resources Bhd	4,000	6,741
Saputo, Inc.	259	8,831
Sime Darby Plantation Bhd	6,275	7,716
Standard Foods Corp.	4,441	7,464
Tiger Brands Ltd.	230	4,226
Tingyi Cayman Islands Holding Corp.	2,617	4,314
Toyo Suisan Kaisha Ltd.	200	7,616
Tyson Foods, Inc., Class A	237	16,455
WH Group Ltd.[1]	11,776	12,601
Wilmar International Ltd.	10,565	25,818
Yamazaki Baking Co. Ltd.	400	6,491
Total Food, Beverage & Tobacco		526,755
Health Care Equipment & Services—4.3%
Alfresa Holdings Corp.	500	14,230
AmerisourceBergen Corp.	716	56,936
Anthem, Inc.	117	33,577
Asahi Intecc Co. Ltd.	100	4,698
Cardinal Health, Inc.	943	45,405
Centene Corp.[2]	423	22,461
Cigna Corp.	270	43,421
CVS Health Corp.	1,233	66,496
DaVita, Inc.[2]	100	5,429
DexCom, Inc.[2,3]	20	2,382
Fisher & Paykel Healthcare Corp. Ltd.	593	6,349
Fresenius Medical Care AG & Co. KGaA	146	11,787
Fresenius SE & Co. KGaA	307	17,153
HCA Healthcare, Inc.	144	18,775
IHH Healthcare Bhd	6,106	8,630
McKesson Corp.	575	67,310
Medipal Holdings Corp.	700	16,633
Siemens Healthineers AG1	270	11,263
Suzuken Co. Ltd.	224	12,972
UnitedHealth Group, Inc.	317	78,381
WellCare Health Plans, Inc.[2]	40	10,790
Total Health Care Equipment & Services		555,078
Household & Personal Products—0.9%
Amorepacific Corp.	26	4,318
AMOREPACIFIC Group	78	4,783
Coty, Inc., Class A	417	4,795
Essity AB, Class B	455	13,152
Hengan International Group Co. Ltd.	610	5,346

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Global Revenue ETF

	Shares	Value
Household & Personal Products (Continued)
Natura Cosmeticos SA	315	$3,674
Pigeon Corp.	100	4,088
Procter & Gamble Co. (The)	323	33,608
Shiseido Co. Ltd.	100	7,216
Unilever Indonesia Tbk PT	2,429	8,397
Unilever NV	532	30,931
Total Household & Personal Products		120,308
Insurance—5.6%
Aegon NV	1,829	8,798
Aflac, Inc.	219	10,950
AIA Group Ltd.	1,814	18,059
Alleghany Corp.[2]	8	4,899
Allianz SE	144	32,060
Allstate Corp. (The)	164	15,446
American International Group, Inc.	270	11,626
Aon PLC	43	7,340
Arthur J. Gallagher & Co.	99	7,732
Assicurazioni Generali SpA	1,523	28,217
Assurant, Inc.	44	4,176
Aviva PLC	2,613	14,042
AXA SA	1,870	47,097
China Life Insurance Co. Ltd., Class H	3,796	10,203
China Pacific Insurance Group Co. Ltd., Class H	1,703	6,682
China Taiping Insurance Holdings Co. Ltd.	3,094	9,223
Chubb Ltd.	104	14,568
Cincinnati Financial Corp.	80	6,872
CNP Assurances	843	18,572
Dai-ichi Life Holdings, Inc.	1,200	16,674
DB Insurance Co. Ltd.	113	6,839
Direct Line Insurance Group PLC	1,451	6,674
Everest Re Group Ltd.	19	4,103
Fairfax Financial Holdings Ltd.	13	6,023
Fidelity National Financial, Inc.	117	4,276
Great-West Lifeco, Inc.	570	13,807
Hanwha Life Insurance Co. Ltd.	2,217	7,813
Hyundai Marine & Fire Insurance Co. Ltd.	197	6,578
iA Financial Corp., Inc.	85	3,135
Insurance Australia Group Ltd.	1,011	5,516
Intact Financial Corp.	72	6,094
Japan Post Holdings Co. Ltd.	2,300	26,931
Liberty Holdings Ltd.[3]	855	5,990
Loews Corp.	96	4,601
Manulife Financial Corp.	509	8,611
Mapfre SA	3,073	8,474
Markel Corp.[2]	6	5,977
Medibank Pvt Ltd.	1,814	3,556
MetLife, Inc.	370	15,751
MS&AD Insurance Group Holdings, Inc.[3]	600	18,268
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	89	21,086
People’s Insurance Co. Group of China Ltd. (The), Class H	12,547	5,370
PICC Property & Casualty Co. Ltd., Class H	4,887	5,553
Ping An Insurance Group Co. of China Ltd., Class H	1,332	14,915
Poste Italiane SpA[1]	887	8,637
Power Corp. of Canada	456	10,636
Power Financial Corp.	521	12,175
	Shares	Value
Insurance (Continued)
Powszechny Zaklad Ubezpieczen SA	223	$2,356
Prudential Financial, Inc.	143	13,139
Prudential PLC	1,123	22,499
QBE Insurance Group Ltd.	594	5,194
Reinsurance Group of America, Inc.	45	6,389
RenaissanceRe Holdings Ltd.	17	2,440
RSA Insurance Group PLC	914	6,048
Samsung Fire & Marine Insurance Co. Ltd.	40	10,607
Samsung Life Insurance Co. Ltd.	110	8,150
SCOR SE	228	9,718
Sompo Holdings, Inc.	400	14,810
Sony Financial Holdings, Inc.	300	5,659
Sul America SA	453	3,469
Sun Life Financial, Inc.[3]	185	7,109
Suncorp Group Ltd.	361	3,534
T&D Holdings, Inc.	600	6,310
Tokio Marine Holdings, Inc.	400	19,378
Torchmark Corp.	69	5,655
Travelers Cos., Inc. (The)	97	13,305
Unum Group	110	3,721
W.R. Berkley Corp.[3]	89	7,540
Willis Towers Watson PLC	40	7,026
Total Insurance		724,681
Materials—6.5%
Akzo Nobel NV	149	13,215
Aluminum Corp of China Ltd., Class A2	1,700	1,060
Aluminum Corp. of China Ltd., Class H2	10,775	3,967
Ambuja Cements Ltd.	1,905	6,470
Amcor Ltd.	652	7,128
Anglo American Platinum Ltd.	89	4,543
AngloGold Ashanti Ltd.	378	5,022
ArcelorMittal	1,426	28,914
Asahi Kasei Corp.	1,003	10,348
Avery Dennison Corp.	85	9,605
Ball Corp.	166	9,605
BASF SE	489	35,981
BlueScope Steel Ltd.	588	5,827
Boliden AB	320	9,129
CCL Industries, Inc., Class B	102	4,130
Cemex SAB de CV2	9,728	4,549
Chemours Co. (The)	138	5,128
China Hongqiao Group Ltd.	8,000	6,023
China National Building Material Co. Ltd., Class H	6,260	4,936
China Oriental Group Co. Ltd.	6,000	3,768
Covestro AG1	159	8,752
CRH PLC	154	4,766
Crown Holdings, Inc.[2]	124	6,767
DowDuPont, Inc.	755	40,249
Formosa Chemicals & Fibre Corp.	4,000	14,536
Freeport-McMoRan, Inc.	710	9,152
Glencore PLC[2]	19,548	80,988
Grasim Industries Ltd.	645	7,988
Grupo Mexico SAB de CV, Series B	2,068	5,689
HeidelbergCement AG	158	11,383
Hindalco Industries Ltd.	3,052	9,054
International Paper Co.	252	11,660
Jastrzebska Spolka Weglowa SA2	153	2,434

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Global Revenue ETF

	Shares	Value
Materials (Continued)
JFE Holdings, Inc.	993	$16,853
Jiangxi Copper Co. Ltd., Class H	6,787	9,009
Johnson Matthey PLC	315	12,897
Kinross Gold Corp.[2]	1,132	3,898
Kobe Steel Ltd.	1,000	7,508
Kumba Iron Ore Ltd.	162	4,834
LafargeHolcim Ltd.[2]	355	17,534
LG Chem Ltd.	37	11,930
Lotte Chemical Corp.	30	7,678
LyondellBasell Industries NV, Class A	245	20,600
Maanshan Iron & Steel Co. Ltd., Class H	6,000	2,935
Maruichi Steel Tube Ltd.	200	5,827
Mexichem SAB de CV	1,659	3,969
Mitsubishi Chemical Holdings Corp.	2,170	15,280
Mitsubishi Materials Corp.	300	7,920
MMC Norilsk Nickel PJSC[4]	502	10,602
Nan Ya Plastics Corp.	8,000	20,480
Nine Dragons Paper Holdings Ltd.	3,777	3,599
Nippon Paint Holdings Co. Ltd.	100	3,930
Nippon Steel & Sumitomo Metal Corp.	1,380	24,362
Oji Holdings Corp.	1,200	7,448
Orica Ltd.	470	5,886
Pabrik Kertas Tjiwi Kimia Tbk PT	1,199	928
Pidilite Industries Ltd.	387	6,962
Polymetal International PLC	397	4,472
POSCO	114	25,409
POSCO Chemical Co., Ltd.	25	1,326
Sappi Ltd.	941	4,349
Sasol Ltd.	360	11,233
South32 Ltd.	1,624	4,303
Southern Copper Corp.[3]	232	9,206
Sumitomo Chemical Co. Ltd.	2,266	10,543
Sumitomo Metal Mining Co. Ltd.	200	5,909
Taiheiyo Cement Corp.	200	6,668
Tata Steel Ltd.	1,719	12,928
Teck Resources Ltd., Class B	246	5,694
thyssenkrupp AG	1,354	18,616
Tongling Nonferrous Metals Group Co. Ltd., Class A	13,600	5,181
Toray Industries, Inc.	1,766	11,279
Toyo Seikan Group Holdings Ltd.	300	6,144
Umicore SA	249	11,069
Vale SA	1,274	16,673
Vedanta Ltd.	3,236	8,616
West Fraser Timber Co. Ltd.	54	2,627
Westlake Chemical Corp.	88	5,972
WestRock Co.	198	7,593
Wheaton Precious Metals Corp.	228	5,429
Yara International ASA	205	8,398
Zhaojin Mining Industry Co. Ltd., Class H	3,185	3,189
Total Materials		838,461
Media & Entertainment—1.9%
Alphabet, Inc., Class A2	45	52,960
Altice USA, Inc., Class A3	170	3,652
Charter Communications, Inc., Class A2	50	17,346
China Literature Ltd.[1,2,3]	400	1,873
Comcast Corp., Class A	938	37,501
CyberAgent, Inc.[3]	100	4,079

	Shares	Value
Media & Entertainment (Continued)
Fox Corp., Class A2	103	$3,781
Grupo Televisa SAB, Series CPO	898	1,990
Hakuhodo DY Holdings, Inc	600	9,638
Liberty Global PLC, Class A2,3	281	7,003
Live Nation Entertainment, Inc.[2,3]	142	9,023
Megacable Holdings SAB de CV	295	1,370
Netflix, Inc.[2]	20	7,131
News Corp., Class A	571	7,103
Pearson PLC	453	4,936
ProSiebenSat.1 Media SE	228	3,256
Schibsted ASA, Class B	63	2,261
Tencent Holdings Ltd.	445	20,464
Tencent Music Entertainment Group[2,3,4]	100	1,810
Viacom, Inc., Class B	221	6,203
Walt Disney Co. (The)	358	39,749
Yahoo Japan Corp.	2,300	5,631
Total Media & Entertainment		248,760
Pharmaceuticals, Biotechnology & Life Sciences—2.6%
AbbVie, Inc.	168	13,539
Allergan PLC	49	7,174
Amgen, Inc.	80	15,198
AstraZeneca PLC	147	11,751
Bausch Health Cos., Inc.[2]	137	3,384
Bayer AG	218	14,099
Bristol-Myers Squibb Co.	210	10,019
Canopy Growth Corp.[2]	28	1,212
Celgene Corp.[2]	84	7,925
China Resources Pharmaceutical Group Ltd.[1]	7,612	10,764
Divi's Laboratories Ltd.	127	3,122
Gilead Sciences, Inc.	194	12,612
GlaxoSmithKline PLC	930	19,351
IQVIA Holdings, Inc.[2]	52	7,480
Johnson & Johnson	267	37,324
Merck & Co., Inc.	246	20,460
Mylan NV2	211	5,980
Novo Nordisk A/S, Class B	199	10,428
Perrigo Co. PLC[3]	93	4,479
Pfizer, Inc.	612	25,992
Roche Holding AG	92	25,344
Sanofi	275	24,314
Sartorius Stedim Biotech	34	4,310
Takeda Pharmaceutical Co. Ltd.	303	12,376
Teva Pharmaceutical Industries Ltd.[2,4]	439	6,883
Thermo Fisher Scientific, Inc.	55	15,055
Total Pharmaceuticals, Biotechnology & Life Sciences		330,575
Real Estate—2.1%
Agile Group Holdings Ltd.	2,366	3,828
Aroundtown SA	388	3,202
Camden Property Trust	109	11,064
CBRE Group, Inc., Class A2	243	12,016
China Evergrande Group[3]	7,161	23,809
China Jinmao Holdings Group Ltd.	6,321	4,123
China Overseas Land & Investment Ltd.	1,729	6,564
China Resources Land Ltd.	2,293	10,282
Country Garden Holdings Co. Ltd.	11,858	18,520
Daito Trust Construction Co. Ltd.	100	13,940
Daiwa House Industry Co. Ltd.	545	17,327

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Global Revenue ETF

	Shares	Value
Real Estate (Continued)
Emaar Development PJSC	3,305	$3,491
First Capital Realty, Inc.	452	7,240
Future Land Development Holdings Ltd.	2,000	2,476
Greentown China Holdings Ltd.	5,000	4,994
H&R Real Estate Investment Trust	509	8,919
Jones Lang LaSalle, Inc.	47	7,246
Kaisa Group Holdings Ltd.[2]	7,000	3,175
Land & Houses PCL	18,131	6,113
Lendlease Group	549	4,828
Longfor Group Holdings Ltd	1,902	6,699
Megaworld Corp.	30,378	3,355
Mirvac Group	1,776	3,469
Mitsui Fudosan Co. Ltd.	400	10,056
Nomura Real Estate Holdings, Inc.	300	5,760
Public Storage	50	10,889
RioCan Real Estate Investment Trust	481	9,530
Robinsons Land Corp.	4,959	2,314
Shenzhen Investment Ltd.	12,000	4,586
Shimao Property Holdings Ltd.	1,731	5,414
Sime Darby Property Bhd	10,300	2,801
Sino-Ocean Group Holding Ltd.	8,282	3,629
SmartCentres Real Estate Investment Trust	323	8,465
Tokyu Fudosan Holdings Corp.	900	5,383
WP Carey, Inc.	147	11,515
Total Real Estate		267,022
Retailing—3.8%
Advance Auto Parts, Inc.	41	6,992
Alibaba Group Holding Ltd.[2,4]	100	18,245
Amazon.com, Inc.[2]	49	87,257
B2W Cia Digital[2]	200	2,170
Best Buy Co., Inc.	318	22,597
Burlington Stores, Inc.[2,3]	33	5,170
Canadian Tire Corp. Ltd., Class A	79	8,515
CarMax, Inc.[2,3]	165	11,517
Dollar General Corp.	117	13,958
Dollar Tree, Inc.[2]	115	12,080
Gap, Inc. (The)	370	9,687
Genuine Parts Co.	134	15,012
GOME Retail Holdings Ltd.[2,3]	59,222	5,507
GrubHub, Inc.[2,3]	28	1,945
Hennes & Mauritz AB, Class B	643	10,745
Home Depot, Inc. (The)	237	45,478
Isetan Mitsukoshi Holdings Ltd.	800	8,088
JD.com, Inc.[2,3,4]	818	24,663
Kingfisher PLC	2,853	8,729
Kohl's Corp.	151	10,384
L Brands, Inc.	212	5,847
Lotte Shopping Co. Ltd.	42	6,586
Lowe's Cos., Inc.	272	29,776
Macy's, Inc.	415	9,972
Magazine Luiza SA	100	4,441
Marks & Spencer Group PLC	2,608	9,478
Meituan Dianping, Class B2	500	3,369
Motus Holdings Ltd.	390	2,213
Nordstrom, Inc.[3]	180	7,988
Petrobras Distribuidora SA	1,700	10,113
Qurate Retail, Inc.[2]	291	4,650
Target Corp.	401	32,184

	Shares	Value
Retailing (Continued)
Vipshop Holdings Ltd.[2,4]	692	$5,557
Wayfair, Inc., Class A2	20	2,969
Wesfarmers Ltd.	564	13,882
Yamada Denki Co. Ltd.[3]	2,200	10,852
Zhongsheng Group Holdings Ltd.	3,000	7,445
ZOZO, Inc.[3]	100	1,885
Total Retailing		497,946
Semiconductors & Semiconductor Equipment—0.9%
Intel Corp.	593	31,844
Micron Technology, Inc.[2]	356	14,714
NXP Semiconductors NV	108	9,546
QUALCOMM, Inc.	249	14,200
Renesas Electronics Corp.[2]	1,000	4,626
SK Hynix, Inc.	252	16,473
Taiwan Semiconductor Manufacturing Co. Ltd.	2,943	23,442
Xinyi Solar Holdings Ltd.	6,000	2,889
Total Semiconductors & Semiconductor Equipment		117,734
Software & Services—2.5%
360 Security Technology, Inc., Class A	300	1,153
Accenture PLC, Class A	135	23,763
Adyen NV1,2	2	1,567
Alliance Data Systems Corp.	30	5,249
Atos SE	75	7,242
Automatic Data Processing, Inc.	82	13,099
Cadence Design Systems, Inc.[2]	96	6,097
CGI, Inc.[2]	128	8,802
Check Point Software Technologies Ltd.[2]	44	5,565
Cognizant Technology Solutions Corp., Class A	146	10,578
Computershare Ltd.	249	3,021
Constellation Software, Inc.	4	3,391
DXC Technology Co.	155	9,968
Fortinet, Inc.[2]	51	4,282
Fujitsu Ltd.	190	13,709
GoDaddy, Inc., Class A2	82	6,165
HCL Technologies Ltd.	301	4,725
Infosys Ltd.	671	7,205
International Business Machines Corp.	227	32,030
Jack Henry & Associates, Inc.	63	8,741
Leidos Holdings, Inc.	124	7,947
Microsoft Corp.	430	50,714
Oracle Corp.	370	19,873
Otsuka Corp.	100	3,736
Palo Alto Networks, Inc.[2,3]	19	4,615
PTC, Inc.[2]	43	3,964
Samsung SDS Co. Ltd.	28	5,797
Synopsys, Inc.[2]	80	9,212
Tableau Software, Inc., Class A2,3	21	2,673
Tata Consultancy Services Ltd.	323	9,333
Tech Mahindra Ltd.	368	4,122
Total System Services, Inc.	107	10,166
Wipro Ltd.	1,365	5,021
Wix.com Ltd.[2]	21	2,537
Worldpay, Inc., Class A2	43	4,880
Worldpay, Inc., Class A2	21	2,351
Total Software & Services		323,293
Technology Hardware & Equipment—5.1%
Acer, Inc.[2]	9,000	5,767
Alps Alpine Co. Ltd.	300	6,261

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Global Revenue ETF

	Shares	Value
Technology Hardware & Equipment (Continued)
Apple, Inc.	543	$103,143
Arista Networks, Inc.[2]	11	3,459
Arrow Electronics, Inc.[2]	195	15,027
AU Optronics Corp.	22,645	8,339
Brother Industries Ltd.	300	5,551
BYD Electronic International Co. Ltd.	2,387	3,077
CDW Corp.	126	12,143
Compal Electronics, Inc.	35,430	22,014
F5 Networks, Inc.[2]	46	7,219
Flex Ltd.[2]	1,140	11,400
Foxconn Industrial Internet Co., Ltd., Class A2	1,200	2,634
FUJIFILM Holdings Corp.	300	13,644
Hewlett Packard Enterprise Co.	835	12,884
Hitachi High-Technologies Corp.	100	4,097
Hitachi Ltd.	1,020	33,037
Hon Hai Precision Industry Co. Ltd.	27,693	66,042
HP, Inc.	1,098	21,334
Innolux Corp.	26,000	8,436
Inventec Corp.	15,000	11,413
Konica Minolta, Inc.	700	6,887
Legend Holdings Corp., Class H1	3,600	9,562
Lenovo Group Ltd.	23,027	20,710
LG Display Co. Ltd.[2]	587	10,084
LG Innotek Co. Ltd.	49	5,072
NEC Corp.	400	13,534
Nokia OYJ	2,409	13,725
Pegatron Corp.	10,702	18,508
Quanta Computer, Inc.	10,317	19,348
Ricoh Co. Ltd.	855	8,937
Samsung Electronics Co. Ltd.	1,931	75,957
Seagate Technology PLC[3]	142	6,800
Seiko Epson Corp.	500	7,657
TDK Corp.	100	7,833
Telefonaktiebolaget LM Ericsson, Class B3	1,369	12,608
Venture Corp. Ltd.	300	3,973
Western Digital Corp.	183	8,795
Wistron Corp.	23,956	18,421
Xerox Corp.	168	5,373
Xiaomi Corp., Class B1,2,3	4,800	6,959
Total Technology Hardware & Equipment		657,664
Telecommunication Services—4.2%
America Movil SAB de CV, Series L	18,071	12,931
AT&T, Inc.	2,199	68,961
Bharti Airtel Ltd.	1,474	7,088
BT Group PLC	4,692	13,631
CenturyLink, Inc.[3]	703	8,429
China Communications Services Corp. Ltd., Class H	3,907	3,484
China Mobile Ltd.	3,712	37,830
China Tower Corp. Ltd., Class H1,2	7,999	1,855
China Unicom Hong Kong Ltd.	15,527	19,681
Chunghwa Telecom Co. Ltd.	4,087	14,520
Deutsche Telekom AG	2,451	40,717
Empresa Nacional de Telecomunicaciones SA	292	3,041
KDDI Corp.[3]	900	19,393
KT Corp.[4]	970	12,067
Mobile TeleSystems PJSC[4]	726	5,489
Nippon Telegraph & Telephone Corp.	1,000	42,490

	Shares	Value
Telecommunication Services (Continued)
Orange SA	1,820	$29,632
SK Telecom Co. Ltd.	48	10,635
Softbank Corp.[3]	1,200	13,519
SoftBank Group Corp.	300	29,123
Sprint Corp.[2]	2,170	12,260
Telecom Italia SpA[2,3]	14,937	9,298
Telefonica SA	2,865	24,028
Telstra Corp. Ltd.	4,009	9,455
T-Mobile US, Inc.[2]	274	18,933
Verizon Communications, Inc.	942	55,700
Vodafone Group PLC	11,893	21,665
Vodafone Idea Ltd[2]	5,988	1,577
Total Telecommunication Services		547,432
Transportation—2.7%
A.P. Moeller - Maersk A/S, Class B	11	13,967
American Airlines Group, Inc.	525	16,674
Bollore SA	3,759	17,001
C.H. Robinson Worldwide, Inc.	151	13,136
CAR, Inc.[2]	3,000	2,587
China Eastern Airlines Corp. Ltd., Class H	6,000	4,257
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	4,000	2,293
COSCO SHIPPING Holdings Co. Ltd., Class H2	10,500	4,361
Delta Air Lines, Inc.	429	22,158
Deutsche Lufthansa AG	686	15,070
Deutsche Post AG	1,047	34,093
DSV A/S	111	9,189
FedEx Corp.	160	29,026
Hyundai Glovis Co. Ltd.	62	7,019
Imperial Logistics Ltd.	991	4,114
International Consolidated Airlines Group SA2	1,613	10,744
Knight-Swift Transportation Holdings, Inc.[3]	129	4,216
Latam Airlines Group SA	468	4,976
Mitsui OSK Lines Ltd.	300	6,453
Nippon Express Co. Ltd.	200	11,131
Nippon Yusen KK	700	10,258
Royal Mail PLC	1,819	5,648
Ryanair Holdings PLC[2,4]	104	7,794
SF Holding Co. Ltd., Class A	700	3,815
SG Holdings Co. Ltd.	200	5,827
Sinotrans Ltd., Class H	9,000	3,864
Southwest Airlines Co.	202	10,486
Transurban Group	908	8,514
United Continental Holdings, Inc.[2]	195	15,557
United Parcel Service, Inc., Class B	226	25,253
XPO Logistics, Inc.[2,3]	156	8,383
Yamato Holdings Co. Ltd.	300	7,749
ZTO Express Cayman, Inc.[3,4]	100	1,828
Total Transportation		347,441
Utilities—4.2%
AGL Energy Ltd.	460	7,114
Aguas Andinas SA, Class A	8,323	4,732
Centrica PLC	9,570	14,241
China Power International Development Ltd.	18,999	4,865
China Resources Gas Group Ltd.	1,204	5,675
Colbun SA	13,400	3,029
Datang International Power Generation Co. Ltd., Class H	15,999	4,280
E.ON SE	1,890	21,035

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Global Revenue ETF

	Shares	Value
Utilities (Continued)
EDP - Energias de Portugal SA	4,266	$16,789
Electricite de France SA	2,049	28,046
Endesa SA	733	18,716
Enel Americas SA	24,355	4,330
Enel Chile SA	35,382	3,707
Enel SpA	6,325	40,510
Engie SA	2,279	33,983
ENN Energy Holdings Ltd.	527	5,096
Exelon Corp.	571	28,624
FirstEnergy Corp.	340	14,147
Fortum OYJ[3]	373	7,635
GAIL India Ltd.	1,551	7,784
Gulf Energy Development PCL	1,500	4,514
Huadian Power International Corp. Ltd., Class H	6,000	2,469
Innogy SE1	441	20,411
Kansai Electric Power Co., Inc. (The)	1,000	14,745
Korea Electric Power Corp.[2]	741	19,519
Korea Gas Corp.	235	9,337
Manila Electric Co.	973	7,041
Naturgy Energy Group SA3	645	18,055
NRG Energy, Inc.	144	6,117
Orsted A/S1	125	9,483
PG&E Corp.[2]	34	605
PGE Polska Grupa Energetyczna SA2	1,184	3,070
Power Grid Corp. of India Ltd.	2,471	7,059
RWE AG	700	18,785
SSE PLC	1,145	17,710
Tohoku Electric Power Co., Inc.	900	11,481
Tokyo Electric Power Co. Holdings, Inc.[2]	3,400	21,502
Tokyo Gas Co. Ltd.	452	12,224
Uniper SE	1,143	34,511
Veolia Environnement SA	995	22,267
Verbund AG	76	3,651
Vistra Energy Corp.	260	6,768
Total Utilities		545,662
Total Common Stocks
(Cost $12,714,487)		12,727,716
PREFERRED STOCKS—0.9%
Automobiles & Components—0.7%
Volkswagen AG, 2.75%	547	86,184
Banks—0.1%
Grupo Aval Acciones y Valores SA, 3.97%	30,376	11,777
Capital Goods—0.0%[5]
Rolls-Royce Holdings PLC, Class C2,6	148,849	194
CJ Corp.[2,6]	16	381
Total Capital Goods		575
Technology Hardware & Equipment—0.1%
Samsung Electronics Co. Ltd., 2.92%	242	7,728
Utilities—0.0%[5]
Centrais Eletricas Brasileiras SA, Class B2	512	4,981
Total Preferred Stocks
(Cost $112,076)		111,245
RIGHT—0.0%[5]
Telecommunication Services—0.0%[5]
Vodafone Idea Ltd., expiring 4/29/19 (Cost $1,471)[2]	13,709	1,242

	Shares	Value
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[7]
(Cost $13,688)	13,688	$13,688
Investment of Cash Collateral for Securities Loaned—1.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[7]
(Cost $146,488)	146,488	146,488
Total Investments—100.7% (Cost $12,988,210)		13,000,379
Liabilities in Excess of Other Assets—(0.7)%		(98,473)
Net Assets—100.0%		$12,901,906

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Global Revenue ETF

LP	-	Limited Partnership
PCL	-	Public Company Limited
PLC	-	Public Limited Company

1.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $129,137 or 1.00% of the Fund’s net assets at period end.

2.	Non-income producing security.
3.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $419,618; total value of the collateral held by the Fund was $433,260. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $286,772.
4.	American Depositary Receipt.
5.	Less than 0.05%
6.	The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.
7.	Rate shown represents annualized 7-day yield as of March 31, 2019.

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Global Revenue ETF

Geographical Holdings
Country	Value	% of Net Assets
United States	$4,440,912	34.4%
Japan	1,817,063	14.1
China	774,790	6.0
Germany	696,993	5.4
France	656,373	5.1
United Kingdom	629,648	4.9
South Korea	539,813	4.2
Canada	354,968	2.8
Netherlands	296,232	2.3
India	295,353	2.3
Switzerland	277,465	2.1
Taiwan	276,862	2.1
Russia	205,728	1.6
Spain	190,189	1.5
Australia	177,608	1.4
Brazil	157,965	1.2
Italy	146,914	1.1
Hong Kong	130,226	1.0
Thailand	87,250	0.7
Sweden	80,010	0.6
Mexico	73,954	0.6
South Africa	61,660	0.5
Denmark	56,882	0.4
Norway	51,586	0.4
Singapore	49,458	0.4
Chile	42,211	0.3
Malaysia	37,886	0.3
Belgium	35,665	0.3
Poland	34,682	0.3
Turkey	33,225	0.3
Indonesia	32,436	0.3
Luxembourg	31,994	0.2
Finland	31,387	0.2
Austria	31,259	0.2
Philippines	28,809	0.2
Ireland	20,575	0.2
Portugal	16,789	0.1
Israel	14,986	0.1
United Arab Emirates	14,865	0.1
Colombia	11,777	0.1
Qatar	11,336	0.1
Hungary	9,281	0.1
Peru	9,206	0.1

Geographical Holdings
Country	Value	% of Net Assets
Czech Republic	$6,751	0.1%
New Zealand	6,349	0.0	[1]
Macau	4,283	0.0	[1]
Egypt	3,276	0.0	[1]
Pakistan	3,010	0.0	[1]
Bermuda	2,439	0.0	[1]
Total Investments	13,000,379	100.7
Liabilities in Excess of Other Assets	(98,473)	(0.7)
Net Assets	$12,901,906	100.0%

1.	Less than 0.05%

Schedule of Investments March 31, 2019 Unaudited

Oppenheimer ESG Revenue ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—3.0%
Aptiv PLC	782	$62,161
BorgWarner, Inc.	1,229	47,206
Ford Motor Co.	83,750	735,325
Total Automobiles & Components		844,692
Banks—2.0%
Bank of America Corp.	16,456	454,021
KeyCorp	1,849	29,122
PNC Financial Services Group, Inc. (The)	668	81,937
Total Banks		565,080
Capital Goods—8.2%
3M Co.	694	144,199
Cummins, Inc.	665	104,984
Deere & Co.	1,071	171,189
Eaton Corp. PLC	1,172	94,416
Emerson Electric Co.	1,155	79,083
Flowserve Corp.	379	17,108
Fluor Corp.	2,241	82,469
General Electric Co.	51,878	518,261
Illinois Tool Works, Inc.	448	64,301
Ingersoll-Rand PLC	650	70,167
Johnson Controls International PLC	3,591	132,652
Lockheed Martin Corp.	791	237,427
Masco Corp.	944	37,109
Northrop Grumman Corp.	481	129,678
Parker-Hannifin Corp.	375	64,357
Pentair PLC	362	16,113
Raytheon Co.	660	120,173
Rockwell Automation, Inc.	163	28,600
Stanley Black & Decker, Inc.	465	63,319
United Rentals, Inc.[1]	290	33,132
W.W. Grainger, Inc.	166	49,954
Xylem, Inc.	299	23,633
Total Capital Goods		2,282,324
Commercial & Professional Services—0.4%
IHS Markit Ltd.[1]	325	17,673
Nielsen Holdings PLC	1,048	24,806
Verisk Analytics, Inc.	82	10,906
Waste Management, Inc.	648	67,334
Total Commercial & Professional Services		120,719
Consumer Durables & Apparel—1.3%
Garmin Ltd.	177	15,284
Hanesbrands, Inc.	1,684	30,110
Hasbro, Inc.[2]	232	19,725
Mattel, Inc.[1,2]	1,371	17,823
NIKE, Inc., Class B	1,925	162,104
PVH Corp.	377	45,975
VF Corp.	704	61,185
Total Consumer Durables & Apparel		352,206
Consumer Services—1.3%
Carnival Corp.	1,470	74,558
Hilton Worldwide Holdings, Inc.	460	38,231
Marriott International, Inc., Class A	754	94,318
Royal Caribbean Cruises Ltd.	358	41,034
Starbucks Corp.	1,570	116,714
Total Consumer Services		364,855
Diversified Financials—2.0%
Bank of New York Mellon Corp. (The)	1,599	80,638
BlackRock, Inc.	144	61,541
Franklin Resources, Inc.	809	26,810

	Shares	Value
Diversified Financials (Continued)
Invesco Ltd.	1,188	$22,940
Moody's Corp.	112	20,282
Morgan Stanley	5,145	217,119
MSCI, Inc.	34	6,760
Northern Trust Corp.	309	27,937
S&P Global, Inc.	136	28,635
State Street Corp.	781	51,398
T. Rowe Price Group, Inc.	234	23,428
Total Diversified Financials		567,488
Energy—9.6%
Apache Corp.	941	32,615
Baker Hughes a GE Co.[2]	3,627	100,540
ConocoPhillips	2,384	159,108
Devon Energy Corp.	1,748	55,167
EOG Resources, Inc.	846	80,522
Exxon Mobil Corp.	15,251	1,232,281
Halliburton Co.	3,703	108,498
Hess Corp.	484	29,151
HollyFrontier Corp.	1,493	73,560
Marathon Oil Corp.	1,502	25,098
Marathon Petroleum Corp.	7,016	419,908
Noble Energy, Inc.[2]	864	21,367
Occidental Petroleum Corp.	1,188	78,646
ONEOK, Inc.	832	58,107
Schlumberger Ltd.	3,346	145,785
TechnipFMC PLC	2,400	56,448
Total Energy		2,676,801
Food & Staples Retailing—5.0%
Kroger Co. (The)	22,031	541,963
Sysco Corp.	3,953	263,902
Walgreens Boots Alliance, Inc.	9,449	597,838
Total Food & Staples Retailing		1,403,703
Food, Beverage & Tobacco—4.0%
Altria Group, Inc.	1,525	87,581
Brown-Forman Corp., Class B2	288	15,201
Campbell Soup Co.	1,202	45,832
Coca-Cola Co. (The)	3,047	142,783
General Mills, Inc.	1,507	77,987
Hershey Co. (The)	310	35,597
JM Smucker Co. (The)[2]	327	38,096
Kellogg Co.	1,106	63,462
McCormick & Co., Inc.	170	25,607
Molson Coors Brewing Co., Class B	782	46,646
Mondelez International, Inc., Class A	2,400	119,808
PepsiCo, Inc.	2,455	300,860
Philip Morris International, Inc.	1,442	127,458
Total Food, Beverage & Tobacco		1,126,918
Health Care Equipment & Services—12.0%
Abbott Laboratories	1,697	135,658
Anthem, Inc.	1,325	380,248
Baxter International, Inc.	639	51,957
Becton Dickinson and Co.	297	74,170
Boston Scientific Corp.[1]	1,078	41,374
Cardinal Health, Inc.	12,276	591,089
Covetrus, Inc.[1]	1	32
CVS Health Corp.	15,261	823,026
Edwards Lifesciences Corp.[1]	92	17,602
Henry Schein, Inc.[1,2]	981	58,968
Medtronic PLC	1,438	130,973

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer ESG Revenue ETF

	Shares	Value
Health Care Equipment & Services (Continued)
ResMed, Inc.	107	$11,125
UnitedHealth Group, Inc.	3,925	970,496
Varian Medical Systems, Inc.[1]	96	13,605
Zimmer Biomet Holdings, Inc.	284	36,267
Total Health Care Equipment & Services		3,336,590
Household & Personal Products—2.0%
Church & Dwight Co., Inc.	267	19,019
Clorox Co. (The)	168	26,957
Colgate-Palmolive Co.	1,023	70,117
Estee Lauder Cos., Inc., (The), Class A	385	63,737
Kimberly-Clark Corp.	686	84,995
Procter & Gamble Co. (The)	2,866	298,207
Total Household & Personal Products		563,032
Insurance—3.5%
Allstate Corp. (The)	1,814	170,843
Hartford Financial Services Group, Inc. (The)	1,688	83,927
Lincoln National Corp.	1,153	67,681
Marsh & McLennan Cos., Inc.	708	66,481
MetLife, Inc.	6,547	278,706
Principal Financial Group, Inc.[2]	1,212	60,830
Prudential Financial, Inc.	2,826	259,653
Total Insurance		988,121
Materials—2.5%
Air Products & Chemicals, Inc.	212	40,483
Albemarle Corp.[2]	175	14,346
Avery Dennison Corp.	286	32,318
Ball Corp.	892	51,611
Eastman Chemical Co.	559	42,417
Ecolab, Inc.	371	65,496
FMC Corp.	269	20,665
International Flavors & Fragrances, Inc.	140	18,031
International Paper Co.	2,181	100,915
LyondellBasell Industries NV, Class A	1,960	164,797
Newmont Mining Corp.	955	34,160
Packaging Corp. of America	312	31,007
PPG Industries, Inc.	616	69,528
Total Materials		685,774
Media & Entertainment—2.7%
Comcast Corp., Class A	10,276	410,835
Interpublic Group of Cos., Inc. (The)	1,904	40,003
Viacom, Inc., Class B	1,997	56,056
Walt Disney Co. (The)	2,278	252,926
Total Media & Entertainment		759,820
Pharmaceuticals, Biotechnology & Life Sciences—3.8%
AbbVie, Inc.	1,772	142,806
Agilent Technologies, Inc.	272	21,863
Allergan PLC	463	67,788
Amgen, Inc.	547	103,919
Biogen, Inc.[1]	161	38,057
Bristol-Myers Squibb Co.	1,987	94,800
Gilead Sciences, Inc.	1,495	97,190
Illumina, Inc.[1]	47	14,602
Merck & Co., Inc.	2,276	189,295
Mettler-Toledo International, Inc.[1]	18	13,014
Pfizer, Inc.	5,655	240,168
Regeneron Pharmaceuticals, Inc.[1]	71	29,154
Total Pharmaceuticals, Biotechnology & Life Sciences		1,052,656
Real Estate—1.2%
AvalonBay Communities, Inc.	50	10,037

	Shares	Value
Real Estate (Continued)
Boston Properties, Inc.	88	$11,781
CBRE Group, Inc., Class A1	1,871	92,521
Equinix, Inc.	51	23,111
HCP, Inc.	259	8,107
Host Hotels & Resorts, Inc.	1,263	23,871
Iron Mountain, Inc.[2]	534	18,936
Kimco Realty Corp.	286	5,291
Prologis, Inc.	172	12,375
Simon Property Group, Inc.	138	25,145
SL Green Realty Corp.	70	6,294
Ventas, Inc.	259	16,527
Vornado Realty Trust	152	10,251
Welltower, Inc.	265	20,564
Weyerhaeuser Co.	1,286	33,873
Total Real Estate		318,684
Retailing—6.0%
Best Buy Co., Inc.	2,725	193,638
eBay, Inc.	1,300	48,282
Gap, Inc. (The)	2,855	74,744
Home Depot, Inc. (The)	2,618	502,368
Kohl's Corp.	1,295	89,057
L Brands, Inc.	2,217	61,145
Lowe's Cos., Inc.	3,108	340,233
Macy's, Inc.	4,786	115,008
Nordstrom, Inc.[2]	1,567	69,543
TJX Cos., Inc. (The)	3,287	174,901
Total Retailing		1,668,919
Semiconductors & Semiconductor Equipment—3.3%
Advanced Micro Devices, Inc.[1,2]	1,239	31,619
Analog Devices, Inc.	243	25,581
Applied Materials, Inc.	1,844	73,133
Broadcom, Inc.	312	93,821
Intel Corp.	5,709	306,573
KLA-Tencor Corp.	158	18,867
Lam Research Corp.	262	46,901
Maxim Integrated Products, Inc.	204	10,847
Microchip Technology, Inc.	261	21,652
Micron Technology, Inc.[1]	3,511	145,110
NVIDIA Corp.	307	55,125
Skyworks Solutions, Inc.	202	16,661
Texas Instruments, Inc.	619	65,657
Xilinx, Inc.	102	12,933
Total Semiconductors & Semiconductor Equipment		924,480
Software & Services—6.3%
Accenture PLC, Class A	1,119	196,966
Adobe, Inc.[1]	147	39,174
Akamai Technologies, Inc.[1]	164	11,760
Autodesk, Inc.[1]	74	11,531
Cognizant Technology Solutions Corp., Class A	999	72,377
DXC Technology Co.	1,464	94,150
International Business Machines Corp.	2,512	354,443
Intuit, Inc.	109	28,494
Microsoft Corp.	4,480	528,371
Oracle Corp.	3,294	176,921
PayPal Holdings, Inc.[1]	684	71,027
salesforce.com, Inc.[1]	343	54,321
Symantec Corp.	913	20,990

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer ESG Revenue ETF

	Shares	Value
Software & Services (Continued)
Visa, Inc., Class A	606	$94,651
Total Software & Services		1,755,176
Technology Hardware & Equipment—7.8%
Apple, Inc.	6,168	1,171,612
Cisco Systems, Inc.	4,209	227,244
Corning, Inc.	1,450	47,995
Hewlett Packard Enterprise Co.	8,448	130,353
HP, Inc.	12,946	251,541
Juniper Networks, Inc.	765	20,249
Keysight Technologies, Inc.[1]	208	18,138
Motorola Solutions, Inc.	230	32,297
NetApp, Inc.	403	27,944
Seagate Technology PLC[2]	1,055	50,524
TE Connectivity Ltd.	758	61,208
Western Digital Corp.	1,791	86,075
Xerox Corp.	1,389	44,420
Total Technology Hardware & Equipment		2,169,600
Telecommunication Services—4.8%
AT&T, Inc.	24,467	767,285
Verizon Communications, Inc.	9,832	581,366
Total Telecommunication Services		1,348,651
Transportation—3.1%
Alaska Air Group, Inc.[2]	654	36,702
Delta Air Lines, Inc.	3,821	197,355
FedEx Corp.	1,686	305,857
United Parcel Service, Inc., Class B	2,850	318,459
Total Transportation		858,373
Utilities—4.0%
AES Corp.	2,596	46,936
Alliant Energy Corp.	328	15,459
Ameren Corp.	377	27,728
American Electric Power Co., Inc.	841	70,434
American Water Works Co., Inc.	144	15,013
CMS Energy Corp.	548	30,436
Consolidated Edison, Inc.	638	54,109
Dominion Energy, Inc.	769	58,951
DTE Energy Co.	501	62,495
Duke Energy Corp.	1,183	106,470
Edison International	868	53,747
Entergy Corp.	512	48,963
Eversource Energy	515	36,539
Exelon Corp.	3,208	160,817
NextEra Energy, Inc.	369	71,335
NiSource, Inc.[2]	806	23,100
NRG Energy, Inc.	1,054	44,774
Pinnacle West Capital Corp.	164	15,675
PPL Corp.	1,050	33,327
Public Service Enterprise Group, Inc.	728	43,250
WEC Energy Group, Inc.	419	33,134
Xcel Energy, Inc.	889	49,971
Total Utilities		1,102,663
Total Common Stocks
(Cost $25,257,534)		27,837,325

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[3]
(Cost $41,383)	41,383	41,383

	Shares	Value
Investment of Cash Collateral for Securities Loaned—0.0%[4]
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[3]
(Cost $505)	505	$505
Total Investments—99.9% (Cost $25,299,422)		27,879,213
Other Assets in Excess of Liabilities—0.1%		28,233
Net Assets—100.0%		$27,907,446

PLC	-	Public Limited Company

1	Non-income producing security.
2	All or a portion of the security was on loan. The aggregate value of the securities on loan was $539,654; total value of the collateral held by the Fund was $551,011. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $550,506.
3	Rate shown represents annualized 7-day yield as of March 31, 2019.
4	Less than 0.05%

Schedule of Investments March 31, 2019 Unaudited

Oppenheimer Global ESG Revenue ETF

	Shares	Value
COMMON STOCKS—98.9%
Automobiles & Components—4.2%
Astra International Tbk PT	33,563	$17,265
Bayerische Motoren Werke AG	1,471	113,555
BYD Co. Ltd., Class H	1,019	6,140
Cie Generale des Etablissements Michelin	242	28,640
Daimler AG	3,753	220,184
Denso Corp.	1,339	52,224
Eicher Motors Ltd.	6	1,780
Garrett Motion, Inc.[1]	1	15
Geely Automobile Holdings Ltd.	10,310	19,701
Hankook Tire Co. Ltd.	189	6,236
Harley-Davidson, Inc.[2]	177	6,312
Hero MotoCorp Ltd.	145	5,344
Honda Motor Co. Ltd.	6,172	167,007
Magna International, Inc.	857	41,742
Mahindra & Mahindra Ltd.	1,798	17,491
NGK Spark Plug Co. Ltd.[2]	167	3,099
Nokian Renkaat OYJ	62	2,077
Peugeot SA	4,072	99,401
Pirelli & C SpA[1,3]	1,008	6,494
Renault SA	1,184	78,318
Stanley Electric Co. Ltd.	152	4,085
Sumitomo Rubber Industries Ltd.	771	9,250
Tesla, Inc.[1,2]	65	18,191
Valeo SA	827	24,004
Yamaha Motor Co. Ltd.	841	16,496
Total Automobiles & Components		965,051
Banks—7.6%
ABN AMRO Group NV3	909	20,515
Absa Group Ltd.	895	9,440
Abu Dhabi Commercial Bank PJSC	1,717	4,431
AIB Group PLC	935	4,202
AMMB Holdings Bhd	1,934	2,160
Australia & New Zealand Banking Group Ltd.	1,579	29,196
Axis Bank Ltd.[1]	961	10,782
Banco Bilbao Vizcaya Argentaria SA2	8,912	50,965
Banco Bradesco SA	3,194	31,064
Banco de Credito e Inversiones	63	4,028
Banco de Sabadell SA	8,562	8,535
Banco do Brasil SA	3,898	48,799
Banco Santander Brasil SA	2,029	22,924
Banco Santander Chile	61,245	4,607
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	2,777	3,798
Banco Santander SA	25,180	117,179
Bancolombia SA	384	4,774
Bank Central Asia Tbk PT	3,019	5,883
Bank Danamon Indonesia Tbk PT1	3,015	1,969
Bank Handlowy w Warszawie SA	44	775
Bank Hapoalim B.M.	769	5,092
Bank Leumi Le-Israel B.M.	761	4,972
Bank Mandiri Persero Tbk PT1	18,674	9,770
Bank Millennium SA1	480	1,119
Bank Negara Indonesia Persero Tbk PT1	8,748	5,775
Bank of Montreal	371	27,768
Bank of Nova Scotia (The)	602	32,057
Bank of the Philippine Islands	1,231	1,974
Bank Polska Kasa Opieki SA	95	2,726
Bank Rakyat Indonesia Persero Tbk PT	37,210	10,766
Bankinter SA	455	3,469
Bendigo & Adelaide Bank Ltd.	353	2,427
BNK Financial Group, Inc.	629	3,702
BNP Paribas SA	1,987	95,067
BOC Hong Kong Holdings Ltd.	3,613	14,958
CaixaBank SA	4,706	14,711

	Shares	Value
Banks (Continued)
Canadian Imperial Bank of Commerce	255	$20,156
China CITIC Bank Corp Ltd., Class H	23,902	15,224
China Everbright Bank Co. Ltd., Class H	18,556	8,770
China Merchants Bank Co. Ltd., Class H	2,705	13,146
CIMB Group Holdings Bhd	5,391	6,801
Comerica, Inc.	49	3,593
Commercial Bank PQSC (The)	199	2,457
Commercial International Bank Egypt SAE	600	2,360
Commerzbank AG1	1,949	15,100
Commonwealth Bank of Australia	689	34,573
Concordia Financial Group Ltd.	864	3,333
Credicorp Ltd.	26	6,239
Credit Agricole SA	7,881	95,306
DBS Group Holdings Ltd.	830	15,460
DGB Financial Group, Inc.	394	2,836
DNB ASA	510	9,405
Dubai Islamic Bank PJSC	2,451	3,270
E.Sun Financial Holding Co. Ltd.	3,018	2,326
Erste Group Bank AG1	357	13,132
First Abu Dhabi Bank PJSC	2,161	8,978
Grupo Financiero Banorte SAB de CV, Class O	2,026	11,023
Hana Financial Group, Inc.	427	13,693
Hang Seng Bank Ltd.	265	6,539
Housing Development Finance Corp. Ltd.	354	10,058
Indiabulls Housing Finance Ltd.	278	3,444
ING Groep NV	4,294	51,995
Intesa Sanpaolo SpA	12,522	30,525
Kasikornbank PCL	3,192	18,859
KB Financial Group, Inc.	791	29,163
KBC Group NV	224	15,665
KeyCorp	487	7,670
Komercni banka as	54	2,207
Krung Thai Bank PCL	32	19
Malayan Banking Bhd	4,079	9,262
mBank SA	16	1,775
MCB Bank Ltd.	552	771
Mega Financial Holding Co. Ltd.	4,116	3,746
Mizrahi Tefahot Bank Ltd.	143	2,939
Mizuho Financial Group, Inc.	24,111	37,315
National Australia Bank Ltd.	1,627	29,206
National Bank of Canada	192	8,668
Nedbank Group Ltd.	433	7,544
Nordea Bank Abp[2]	1,756	13,394
OTP Bank Nyrt	116	5,103
Oversea-Chinese Banking Corp. Ltd.	2,862	23,348
People's United Financial, Inc.[2]	3	49
PNC Financial Services Group, Inc. (The)	176	21,588
Public Bank Bhd	930	5,276
Qatar National Bank QPSC	364	18,046
Raiffeisen Bank International AG	378	8,493
Regions Financial Corp.	463	6,551
Resona Holdings, Inc.	1,693	7,337
RHB Bank Bhd	2,204	3,077
Royal Bank of Canada	645	48,676
Santander Bank Polska SA	30	2,981
Shinhan Financial Group Co. Ltd.	611	22,608
Siam Commercial Bank PCL (The)	1,974	8,211
Skandinaviska Enskilda Banken AB, Class A2	817	7,089
Societe Generale SA	2,518	72,875
Standard Bank Group Ltd.[2]	1,541	19,793
Standard Chartered PLC	3,060	23,577
Sumitomo Mitsui Financial Group, Inc.	1,700	59,531
Sumitomo Mitsui Trust Holdings, Inc.	360	12,932
SVB Financial Group[1]	12	2,668
Svenska Handelsbanken AB, Class A2	677	7,160

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Global ESG Revenue ETF

	Shares	Value
Banks (Continued)
Swedbank AB, Class A2	318	$4,503
Taishin Financial Holding Co. Ltd.	4,603	2,098
Taiwan Business Bank	3,192	1,243
TMB Bank PCL	31,628	2,033
Toronto-Dominion Bank (The)	791	42,938
UniCredit SpA	2,569	32,965
United Overseas Bank Ltd.	610	11,344
Westpac Banking Corp.	1,689	31,098
Yamaguchi Financial Group, Inc.	200	1,695
Yes Bank Ltd.	1,369	5,437
Zions Bancorp NA	68	3,088
Total Banks		1,745,735
Capital Goods—11.5%
3M Co.	177	36,777
ABB Ltd.	2,089	39,246
ACS Actividades de Construccion y Servicios SA	1,129	49,643
Acuity Brands, Inc.	33	3,960
Airbus SE	666	88,168
Alfa Laval AB	230	5,292
Allegion PLC	34	3,084
Alstom SA	252	10,928
Amada Holdings Co. Ltd.	358	3,542
ANDRITZ AG	159	6,827
Arconic, Inc.	895	17,103
Ashtead Group PLC	233	5,624
Assa Abloy AB, Class B	473	10,235
Atlas Copco AB, Class A	327	8,801
Atlas Copco AB, Class B	161	3,994
BAE Systems PLC	3,856	24,238
Bidvest Group Ltd. (The)	473	6,347
BOC Aviation Ltd.[3]	184	1,501
Boeing Co. (The)	263	100,313
Bouygues SA	1,263	45,168
Brenntag AG	327	16,853
Bunzl PLC	416	13,725
CAE, Inc.	123	2,726
Caterpillar, Inc.	443	60,022
Cie de Saint-Gobain	1,466	53,185
CNH Industrial NV1	3,075	31,296
Cummins, Inc.	169	26,680
Daifuku Co. Ltd.	100	5,204
Daikin Industries Ltd.	201	23,553
DCC PLC	271	23,430
Deere & Co.	266	42,517
Eaton Corp. PLC	307	24,732
Eiffage SA	222	21,353
Elbit Systems Ltd.	30	3,873
Epiroc AB, Class A1	317	3,208
Epiroc AB, Class B1	161	1,545
Far Eastern New Century Corp.	8,402	8,301
Fastenal Co.[2]	90	5,788
Ferguson PLC	317	20,174
Ferrovial SA	700	16,412
Finning International, Inc.	301	5,353
Flowserve Corp.	93	4,198
Fluor Corp.	608	22,374
Fortune Brands Home & Security, Inc.	128	6,094
Fuji Electric Co. Ltd.	326	9,248
GEA Group AG	262	6,869
Geberit AG	9	3,678
General Electric Co.	13,288	132,747
HAP Seng Consolidated Bhd	727	1,763
Harris Corp.	44	7,027
HD Supply Holdings, Inc.[1]	152	6,589

	Shares	Value
Capital Goods (Continued)
Hino Motors Ltd.	2,177	$18,331
Hitachi Construction Machinery Co. Ltd.	388	10,296
Hiwin Technologies Corp.	3	25
HOCHTIEF AG	222	32,156
Honeywell International, Inc.	317	50,378
Huntington Ingalls Industries, Inc.	41	8,495
IHI Corp.	558	13,405
Ingersoll-Rand PLC	161	17,380
ITOCHU Corp.[2]	5,100	92,269
Jacobs Engineering Group, Inc.	256	19,249
Johnson Controls International PLC	1,016	37,531
Kajima Corp.	1,391	20,535
Kawasaki Heavy Industries Ltd.	602	14,848
Keihan Holdings Co. Ltd.	65	2,734
Keppel Corp. Ltd.	1,081	4,964
Kingspan Group PLC	119	5,513
KION Group AG	164	8,579
KOC Holding AS	8,804	25,074
Komatsu Ltd.	1,120	26,010
Kone OYJ, Class B	210	10,602
Kubota Corp.	1,405	20,304
Kurita Water Industries Ltd.	100	2,554
L3 Technologies, Inc.	48	9,906
Legrand SA	121	8,106
Lennox International, Inc.	18	4,759
LG Corp.	156	10,651
LIXIL Group Corp.	1,400	18,694
Lockheed Martin Corp.	201	60,332
Masco Corp.	250	9,828
Meggitt PLC	423	2,771
Metso OYJ[1]	121	4,166
Middleby Corp. (The)[1,2]	24	3,121
Mitsubishi Electric Corp.	3,605	46,331
Mitsubishi Heavy Industries Ltd.	1,114	46,277
MTU Aero Engines AG	27	6,118
Nabtesco Corp.	104	3,030
NGK Insulators Ltd.	375	5,448
Northrop Grumman Corp.	113	30,465
NSK Ltd.	1,235	11,571
Obayashi Corp.	2,161	21,750
OSRAM Licht AG	127	4,375
Owens Corning	145	6,832
Parker-Hannifin Corp.	95	16,304
Raytheon Co.	162	29,497
Rexel SA	1,387	15,660
Rockwell Automation, Inc.	42	7,369
Rolls-Royce Holdings PLC[1]	1,951	22,962
Roper Technologies, Inc.	19	6,497
Safran SA	172	23,610
Sandvik AB	779	12,682
Schneider Electric SE	454	35,654
Sembcorp Industries Ltd.	5,043	9,494
Shimizu Corp.	1,926	16,740
Siemens AG	1,062	114,405
Sime Darby Bhd	17,587	9,607
Singapore Technologies Engineering Ltd.	2,098	5,793
SK Holdings Co. Ltd.	524	124,872
Skanska AB, Class B2	1,170	21,305
SKF AB, Class B2	581	9,672
Smiths Group PLC	252	4,712
Snap-on, Inc.[2]	30	4,696
SNC-Lavalin Group, Inc.	354	8,985
Spirit AeroSystems Holdings, Inc., Class A	83	7,597
Taisei Corp.	395	18,343

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Global ESG Revenue ETF

	Shares	Value
Capital Goods (Continued)
Thales SA	173	$20,737
THK Co. Ltd.	154	3,804
TOTO Ltd.[2]	147	6,235
United Rentals, Inc.[1]	64	7,312
United Technologies Corp.	621	80,041
Vestas Wind Systems A/S	159	13,392
Vinci SA	648	63,098
Volvo AB, Class B	2,644	41,048
W.W. Grainger, Inc.	40	12,037
WABCO Holdings, Inc.[1]	38	5,010
Wabtec Corp.	104	7,667
Wartsila OYJ Abp	403	6,509
WEG SA	710	3,284
Weir Group PLC (The)	192	3,898
WSP Global, Inc.	129	7,052
Xylem, Inc.	79	6,244
Total Capital Goods		2,650,895
Commercial & Professional Services—1.1%
Adecco Group AG	629	33,550
Babcock International Group PLC	953	6,128
Brambles Ltd.	758	6,332
Bureau Veritas SA	276	6,477
China Everbright International Ltd.	4,249	4,319
Copart, Inc.[1,2]	39	2,363
Dai Nippon Printing Co. Ltd.	642	15,353
Edenred	41	1,868
Experian PLC	205	5,554
IHS Markit Ltd.[1]	83	4,514
Intertek Group PLC	61	3,861
ISS A/S	461	14,041
ManpowerGroup, Inc.	296	24,476
Park24 Co. Ltd.	100	2,171
Randstad NV2	590	28,798
Recruit Holdings Co. Ltd.	854	24,389
RELX PLC	494	10,566
Robert Half International, Inc.	97	6,320
SEEK Ltd.	93	1,159
SGS SA	3	7,465
Societe BIC SA	27	2,409
Sohgo Security Services Co. Ltd.	118	5,139
Teleperformance	31	5,576
Toppan Printing Co. Ltd.	1,046	15,791
Wolters Kluwer NV	93	6,339
Total Commercial & Professional Services		244,958
Consumer Durables & Apparel—3.0%
adidas AG	137	33,320
Arcelik AS1	1,474	4,409
Asics Corp.	327	4,387
Barratt Developments PLC	1,000	7,808
Berkeley Group Holdings PLC	83	3,990
Burberry Group PLC	159	4,049
Casio Computer Co. Ltd.[2]	57	744
Cie Financiere Richemont SA	206	15,005
Electrolux AB, Series B	619	15,943
EssilorLuxottica SA	182	19,900
Gildan Activewear, Inc.	88	3,165
Hanesbrands, Inc.	401	7,170
Hasbro, Inc.[2]	64	5,441
HengTen Networks Group Ltd.[1]	1,133	34
HUGO BOSS AG	51	3,486
Husqvarna AB, Class B	502	4,110
Kering	35	20,090
LG Electronics, Inc.	906	59,942
LPP SA	1	2,171
LVMH Moet Hennessy Louis Vuitton SE	175	64,432

	Shares	Value
Consumer Durables & Apparel (Continued)
Mattel, Inc.[1,2]	378	$4,914
Mohawk Industries, Inc.[1]	81	10,218
Moncler SpA	43	1,734
Newell Brands, Inc.[2]	652	10,002
NIKE, Inc., Class B	408	34,358
Nikon Corp.	523	7,376
Panasonic Corp.	9,427	81,269
Pandora A/S	83	3,890
Persimmon PLC	172	4,864
Puma SE	11	6,386
PVH Corp.	98	11,951
SEB SA	54	9,095
Sega Sammy Holdings, Inc.	275	3,245
Sekisui Chemical Co. Ltd.	766	12,312
Sekisui House Ltd.	1,548	25,622
Sharp Corp.[1,2]	2,100	23,109
Sony Corp.	1,971	82,715
Swatch Group AG (The)	78	4,315
Swatch Group AG (The)	19	5,437
Tatung Co. Ltd.[1]	3,000	2,365
Taylor Wimpey PLC	2,776	6,347
Techtronic Industries Co. Ltd.	1,000	6,720
Titan Co. Ltd.	196	3,231
Under Armour, Inc., Class A1	119	2,516
Under Armour, Inc., Class C1,2	153	2,887
VF Corp.	167	14,514
Whirlpool Corp.	162	21,528
Yamaha Corp.	149	7,444
Total Consumer Durables & Apparel		689,960
Consumer Services—0.7%
Accor SA	72	2,919
Alsea SAB de CV	997	2,090
Aristocrat Leisure Ltd.	166	2,890
Benesse Holdings, Inc.[2]	133	3,455
China Travel International Investment Hong Kong Ltd.	1,756	447
Compass Group PLC	1,550	36,446
Crown Resorts Ltd.	336	2,747
Flight Centre Travel Group Ltd.	81	2,420
Hilton Worldwide Holdings, Inc.	50	4,156
Intercontinental Hotels Group PLC	34	2,045
Kangwon Land, Inc.	55	1,551
Melco Resorts & Entertainment Ltd.[4]	311	7,026
Merlin Entertainments PLC[3]	520	2,326
MGM China Holdings Ltd.	1,268	2,652
Minor International PCL	1,813	2,228
OPAP SA	193	1,994
Oriental Land Co. Ltd.	83	9,426
Paddy Power Betfair PLC[1]	33	2,547
Sands China Ltd.	1,982	9,961
Shangri-La Asia Ltd.	1,374	1,953
Sodexo SA	257	28,326
Tabcorp Holdings Ltd.	980	3,216
TUI AG	2,381	22,822
Vail Resorts, Inc.	11	2,390
Whitbread PLC	63	4,169
Total Consumer Services		162,202
Diversified Financials—4.0%
3i Group PLC	130	1,668
AEON Financial Service Co. Ltd.[2]	239	4,865
Ally Financial, Inc.	423	11,628
American Express Co.	460	50,278
Ameriprise Financial, Inc.	109	13,963
AMP Ltd.	9,740	14,529
Amundi SA3	107	6,740
ASX Ltd.	17	843

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Global ESG Revenue ETF

	Shares	Value
Diversified Financials (Continued)
B3 SA - Brasil Bolsa Balcao	178	$1,469
Bajaj Finance Ltd.	69	3,013
Bank of New York Mellon Corp. (The)	381	19,214
BlackRock, Inc.	38	16,240
Brookfield Asset Management, Inc., Class A	1,407	65,571
Challenger Ltd.	353	2,076
CME Group, Inc.	27	4,444
Credit Suisse Group AG1	3,198	37,266
Deutsche Bank AG	6,082	49,580
Deutsche Boerse AG	35	4,492
Eurazeo SE	77	5,793
EXOR NV	3,007	195,494
FirstRand Ltd.[2]	2,577	11,251
Franklin Resources, Inc.	216	7,158
Goldman Sachs Group, Inc. (The)	284	54,525
Groupe Bruxelles Lambert SA	78	7,586
Hong Kong Exchanges & Clearing Ltd.	55	1,917
IGM Financial, Inc.	104	2,676
Industrivarden AB, Class C	8	168
Investec Ltd.	355	2,076
Investec PLC	754	4,346
Investor AB, Class B	84	3,792
Japan Exchange Group, Inc.	100	1,783
Julius Baer Group Ltd.[1]	117	4,726
Kinnevik AB, Class B	8	208
L E Lundbergforetagen AB, Class B	50	1,585
London Stock Exchange Group PLC	51	3,157
Macquarie Group Ltd.	145	13,330
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,725	8,790
Moody's Corp.	31	5,614
Morgan Stanley	1,362	57,476
Muangthai Capital PCL	200	277
Natixis SA	5,098	27,311
Northern Trust Corp.	79	7,142
Onex Corp.	484	27,309
ORIX Corp.	1,935	27,788
PSG Group Ltd.	120	2,176
REC Ltd.	2,273	5,017
Remgro Ltd.	177	2,274
S&P Global, Inc.	36	7,580
Samsung Card Co. Ltd.	135	4,091
Schroders PLC	96	3,380
Singapore Exchange Ltd.	101	545
Standard Life Aberdeen PLC	7,462	25,665
State Street Corp.	213	14,018
T. Rowe Price Group, Inc.	63	6,308
UBS Group AG1	3,365	40,783
Voya Financial, Inc.[2]	170	8,493
Wendel SA	93	11,727
Yuanta Financial Holding Co. Ltd.	8,308	4,731
Total Diversified Financials		927,945
Energy—8.3%
Aker BP ASA	119	4,242
ARC Resources Ltd.	159	1,085
Baker Hughes a GE Co.[2]	1,190	32,987
Banpu PCL	7,583	3,871
Caltex Australia Ltd.	880	16,384
Cameco Corp.	145	1,709
Cenovus Energy, Inc.	2,130	18,495
ConocoPhillips	578	38,576
Cosan SA	231	2,532
Devon Energy Corp.	454	14,328
Empresas COPEC SA	1,856	23,565
Enagas SA	61	1,777

	Shares	Value
Energy (Continued)
Enbridge, Inc.	1,372	$49,706
Encana Corp.	766	5,550
Energy Absolute PCL	262	396
Equinor ASA	3,486	76,447
Exxaro Resources Ltd.	188	2,143
Galp Energia SGPS SA	1,260	20,203
GS Holdings Corp.	366	17,025
Hess Corp.	124	7,469
Husky Energy, Inc.	1,664	16,504
Idemitsu Kosan Co. Ltd.	1,890	63,265
Imperial Oil Ltd.	1,095	29,901
Indian Oil Corp. Ltd.	45,410	106,749
Inpex Corp.	923	8,802
IRPC PCL	53,302	9,658
John Wood Group PLC	1,928	12,747
JXTG Holdings, Inc.	22,494	102,934
Koninklijke Vopak NV	33	1,581
Lundin Petroleum AB	89	3,021
Marathon Oil Corp.	407	6,801
MOL Hungarian Oil & Gas PLC	1,714	19,615
National Oilwell Varco, Inc.	310	8,258
Neste OYJ	196	20,907
Noble Energy, Inc.[2]	222	5,490
Novatek PJSC	78	13,369
Oil Search Ltd.	244	1,361
OMV AG	530	28,785
ONEOK, Inc.	222	15,504
Origin Energy Ltd.	2,211	11,308
Pembina Pipeline Corp.	176	6,467
Petronas Dagangan Bhd	1,217	7,453
Phillips 66	1,303	124,006
Polski Koncern Naftowy ORLEN SA	1,207	30,740
PrairieSky Royalty Ltd.	20	269
PTT Exploration & Production PCL	1,555	6,149
PTT PCL	52,615	79,582
Repsol SA	3,732	63,947
Royal Dutch Shell PLC, Class A	6,979	219,483
Royal Dutch Shell PLC, Class B	5,669	179,356
Santos Ltd.	739	3,585
Schlumberger Ltd.	829	36,120
Snam SpA	727	3,738
S-Oil Corp.	257	20,286
Suncor Energy, Inc.	990	32,095
TechnipFMC PLC	697	16,393
Thai Oil PCL	5,851	12,814
TOTAL SA	3,377	187,773
TransCanada Corp.	272	12,220
Ultrapar Participacoes SA	1,809	21,847
United Tractors Tbk PT	3,489	6,628
Vermilion Energy, Inc.[2]	55	1,358
Woodside Petroleum Ltd.	190	4,673
WorleyParsons Ltd.	604	6,075
Total Energy		1,908,107
Food & Staples Retailing—4.1%
Aeon Co. Ltd.[2]	4,372	91,501
Atacadao Distribuicao Comercio e Industria Ltda	3,092	15,962
Carrefour SA	5,260	98,338
Casino Guichard Perrachon SA	975	42,313
Clicks Group Ltd.	207	2,644
Empire Co. Ltd.	585	12,668
George Weston Ltd.	683	49,126
ICA Gruppen AB	374	15,040
J Sainsbury PLC	11,713	35,974
Jeronimo Martins SGPS SA	1,554	22,946

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Global ESG Revenue ETF

	Shares	Value
Food & Staples Retailing (Continued)
Koninklijke Ahold Delhaize NV	3,394	$90,415
Kroger Co. (The)	4,672	114,931
Lawson, Inc.	90	4,993
Loblaw Cos. Ltd.	644	31,777
METRO AG	2,819	46,815
Metro, Inc.	364	13,405
Pick n Pay Stores Ltd.	1,527	7,032
President Chain Store Corp.	1,134	11,167
Seven & i Holdings Co. Ltd.	1,561	58,894
SPAR Group Ltd. (The)	600	7,983
Tesco PLC	31,848	96,320
Wm Morrison Supermarkets PLC	8,669	25,704
Woolworths Group Ltd.	2,184	47,163
Total Food & Staples Retailing		943,111
Food, Beverage & Tobacco—4.6%
Ajinomoto Co., Inc.	843	13,473
Ambev SA	3,192	13,804
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,029	3,189
Anheuser-Busch InBev SA	693	58,173
Arca Continental SAB de CV	1,677	9,348
Archer-Daniels-Midland Co.	1,719	74,141
Associated British Foods PLC	777	24,694
Barry Callebaut AG	5	9,027
British American Tobacco Malaysia Bhd	102	903
British American Tobacco PLC	1,008	41,952
Bunge Ltd.	995	52,805
Campbell Soup Co.	301	11,477
Carlsberg A/S, Class B	68	8,501
Cia Cervecerias Unidas SA	218	3,121
CJ CheilJedang Corp.	58	16,504
Coca-Cola Amatil Ltd.	691	4,246
Coca-Cola Co. (The)	755	35,379
Coca-Cola European Partners PLC	308	15,936
Coca-Cola Femsa SAB de CV, Series L	440	2,911
Coca-Cola HBC AG1	257	8,757
Conagra Brands, Inc.	452	12,539
Danone SA	463	35,711
Diageo PLC	456	18,646
Fraser & Neave Holdings Bhd	100	853
General Mills, Inc.	408	21,114
Grupo Bimbo SAB de CV, Series A	8,899	18,617
Heineken Holding NV	303	30,382
Heineken NV	294	31,058
Hershey Co. (The)	57	6,545
Hormel Foods Corp.	251	11,235
Imperial Brands PLC	674	23,050
Ingredion, Inc.	70	6,628
ITC Ltd.	1,858	7,972
JM Smucker Co. (The)[2]	84	9,786
Kellogg Co.	269	15,435
Kerry Group PLC, Class A	81	9,050
Kikkoman Corp.[2]	59	2,894
Kirin Holdings Co. Ltd.	819	19,553
Kraft Heinz Co. (The)	626	20,439
Lamb Weston Holdings, Inc.	59	4,421
M Dias Branco SA	129	1,440
Marine Harvest ASA	209	4,672
McCormick & Co., Inc.	44	6,628
Molson Coors Brewing Co., Class B	198	11,811
Mondelez International, Inc., Class A	611	30,501
Nestle India Ltd.	12	1,899
Nestle Malaysia Bhd	39	1,402
Nestle SA	1,177	112,157
Nissin Foods Holdings Co. Ltd.	100	6,866

	Shares	Value
Food, Beverage & Tobacco (Continued)
Orkla ASA	718	$5,520
PepsiCo, Inc.	629	77,084
Pernod Ricard SA	69	12,396
Remy Cointreau SA	11	1,469
Sime Darby Plantation Bhd	3,011	3,702
Standard Foods Corp.	1,035	1,740
Suntory Beverage & Food Ltd.	300	14,094
Swedish Match AB	36	1,839
Toyo Suisan Kaisha Ltd.	137	5,217
Treasury Wine Estates Ltd.	188	1,994
Wilmar International Ltd.	20,621	50,392
Total Food, Beverage & Tobacco		1,067,092
Health Care Equipment & Services—4.1%
ABIOMED, Inc.[1]	2	571
Alfresa Holdings Corp.	1,112	31,647
Align Technology, Inc.[1]	8	2,275
AmerisourceBergen Corp.	2,183	173,592
Bangkok Dusit Medical Services PCL	3,786	2,959
Becton Dickinson and Co.	76	18,980
Cardinal Health, Inc.	2,886	138,961
Cigna Corp.	814	130,908
Cochlear Ltd.	8	985
Coloplast A/S, Class B	28	3,075
ConvaTec Group PLC[3]	1,325	2,444
Cooper Cos., Inc. (The)	10	2,962
CVS Health Corp.	3,896	210,111
DaVita, Inc.[1]	148	8,035
Demant A/S1	69	2,042
DENTSPLY SIRONA, Inc.	104	5,157
Edwards Lifesciences Corp.[1]	23	4,401
Fisher & Paykel Healthcare Corp. Ltd.	90	964
Hartalega Holdings Bhd	556	631
HCA Healthcare, Inc.	351	45,763
Henry Schein, Inc.[1,2]	240	14,426
Humana, Inc.	208	55,328
IDEXX Laboratories, Inc.[1]	12	2,683
Koninklijke Philips NV	544	22,182
Laboratory Corp. of America Holdings[1]	85	13,003
Life Healthcare Group Holdings Ltd.	1,096	2,040
Netcare Ltd.	1,066	1,726
NMC Health PLC	57	1,696
Quest Diagnostics, Inc.	99	8,902
Ramsay Health Care Ltd.	179	8,182
ResMed, Inc.	27	2,807
Ryman Healthcare Ltd.	38	317
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,369	7,339
Sonic Healthcare Ltd.	292	5,094
Sonova Holding AG	16	3,165
Straumann Holding AG	2	1,632
Sysmex Corp.	84	5,077
Terumo Corp.	98	2,993
Varian Medical Systems, Inc.[1]	25	3,543
Total Health Care Equipment & Services		948,598
Household & Personal Products—1.6%
Amorepacific Corp.	27	4,484
AMOREPACIFIC Group	112	6,868
Beiersdorf AG	100	10,413
Clorox Co. (The)	45	7,221
Colgate-Palmolive Co.	266	18,232
Dabur India Ltd.	220	1,298
Essity AB, Class B	470	13,585
Estee Lauder Cos., Inc., (The), Class A	62	10,264
Henkel AG & Co KGaA	167	15,892
Hindustan Unilever Ltd.	242	5,962
Kao Corp.	237	18,667

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Global ESG Revenue ETF

	Shares	Value
Household & Personal Products (Continued)
Kimberly-Clark Corp.	177	$21,930
Kimberly-Clark de Mexico SAB de CV, Class A1	752	1,277
LG Household & Health Care Ltd.	6	7,490
L'Oreal SA	133	35,812
Marico Ltd.	233	1,166
Natura Cosmeticos SA	339	3,954
Procter & Gamble Co. (The)	734	76,373
Reckitt Benckiser Group PLC	233	19,377
Unicharm Corp.	201	6,652
Unilever Indonesia Tbk PT	964	3,332
Unilever NV	782	45,466
Unilever PLC	540	30,925
Total Household & Personal Products		366,640
Insurance—5.4%
Aegon NV	6,133	29,502
Allianz SE	443	98,629
Allstate Corp. (The)	429	40,403
Assicurazioni Generali SpA	4,715	87,355
Aviva PLC	7,174	38,552
AXA SA	5,529	139,251
Cathay Financial Holding Co. Ltd.	6,139	8,953
CNP Assurances	1,861	40,998
Fubon Financial Holding Co. Ltd.	18,635	27,813
Gjensidige Forsikring ASA[2]	198	3,426
Great-West Lifeco, Inc.	1,357	32,870
Hyundai Marine & Fire Insurance Co. Ltd.	461	15,392
Insurance Australia Group Ltd.	2,467	13,459
Intact Financial Corp.	102	8,634
Legal & General Group PLC	2,199	7,888
Manulife Financial Corp.	1,667	28,200
Mapfre SA	9,164	25,272
Marsh & McLennan Cos., Inc.	186	17,465
MS&AD Insurance Group Holdings, Inc.[2]	1,656	50,420
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	260	61,600
NN Group NV	401	16,673
Old Mutual Ltd.[2]	1,995	3,025
Principal Financial Group, Inc.[2]	128	6,424
Progressive Corp. (The)	472	34,026
Prudential Financial, Inc.	397	36,476
Prudential PLC	3,173	63,569
QBE Insurance Group Ltd.	1,886	16,492
RSA Insurance Group PLC	1,397	9,244
Samsung Fire & Marine Insurance Co. Ltd.	83	22,010
Sanlam Ltd.	365	1,867
Sompo Holdings, Inc.	1,134	41,985
Sun Life Financial, Inc.[2]	405	15,564
Suncorp Group Ltd.	1,077	10,542
Swiss Re AG	369	36,044
T&D Holdings, Inc.	1,460	15,354
Tokio Marine Holdings, Inc.	1,007	48,783
Travelers Cos., Inc. (The)	235	32,233
Tryg A/S	112	3,076
Willis Towers Watson PLC	55	9,661
Zurich Insurance Group AG	138	45,672
Total Insurance		1,244,802
Materials—6.3%
Agnico Eagle Mines Ltd.	57	2,479
Air Liquide SA	218	27,746
Akzo Nobel NV	119	10,555
Amcor Ltd.	1,006	10,998
Anglo American PLC	1,390	37,194
Antofagasta PLC	476	5,992
Arkema SA	117	11,148
Asahi Kasei Corp.	2,142	22,100

	Shares	Value
Materials (Continued)
Asian Paints Ltd.	147	$3,168
Avery Dennison Corp.	76	8,588
Axalta Coating Systems Ltd.[1]	202	5,092
Ball Corp.	240	13,886
Barrick Gold Corp.	1	14
BASF SE	1,100	80,938
BHP Group Ltd.	978	26,740
BHP Group PLC	821	19,776
BlueScope Steel Ltd.	1,094	10,841
Boliden AB	261	7,446
Boral Ltd.	1,372	4,473
Cementos Argos SA	1,210	2,993
Cemex SAB de CV1	32,868	15,369
China Steel Corp.	18,200	14,940
Chr Hansen Holding A/S	14	1,421
Clariant AG1	367	7,713
Covestro AG3	358	19,705
CRH PLC	1,008	31,295
Croda International PLC	30	1,969
Daicel Corp.	499	5,419
DowDuPont, Inc.	2,155	114,883
Ecolab, Inc.	101	17,831
Evonik Industries AG	684	18,648
Fletcher Building Ltd.	2,100	7,089
Fortescue Metals Group Ltd.	1,718	8,677
Franco-Nevada Corp.	9	675
Givaudan SA1	2	5,109
Grupo Argos SA	674	3,830
HeidelbergCement AG	327	23,558
Hitachi Chemical Co. Ltd.[2]	402	8,906
Hitachi Metals Ltd.	1,081	12,560
Imerys SA	108	5,389
International Flavors & Fragrances, Inc.	42	5,409
James Hardie Industries PLC	186	2,397
JFE Holdings, Inc.	2,400	40,732
Johnson Matthey PLC	552	22,600
JSR Corp.	268	4,155
Kaneka Corp.	150	5,617
Kansai Paint Co. Ltd.[2]	304	5,798
Kinross Gold Corp.[1]	1,042	3,588
Klabin SA	462	2,022
Koninklijke DSM NV	114	12,437
Kumba Iron Ore Ltd.	140	4,177
Kuraray Co. Ltd.	469	5,966
LafargeHolcim Ltd.[1]	643	31,759
LANXESS AG	183	9,769
LG Chem Ltd.	74	23,860
Linde PLC	181	31,843
Lotte Chemical Corp.	61	15,611
Lundin Mining Corp.	423	1,963
Mitsubishi Chemical Holdings Corp.[2]	5,724	40,306
Mitsubishi Materials Corp.	676	17,846
Mitsui Chemicals, Inc.	609	14,696
Mondi Ltd.	92	2,034
Mondi PLC	295	6,527
Mosaic Co. (The)	323	8,821
Newcrest Mining Ltd.	212	3,842
Newmont Mining Corp.	244	8,728
Nippon Steel & Sumitomo Metal Corp.	3,500	61,788
Nitto Denko Corp.	197	10,350
Norsk Hydro ASA	5,425	22,017
Novozymes A/S, Class B	48	2,209
Nutrien Ltd.	403	21,261
Orica Ltd.	343	4,296

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Global ESG Revenue ETF

	Shares	Value
Materials (Continued)
PPG Industries, Inc.	158	$17,833
PTT Global Chemical PCL	11	23
Rio Tinto Ltd.	158	10,989
Rio Tinto PLC	601	34,936
Sherwin-Williams Co. (The)	45	19,382
Shin-Etsu Chemical Co. Ltd.	140	11,738
Showa Denko KK	300	10,543
Siam Cement PCL (The)	1,140	17,315
Sika AG	63	8,799
Smurfit Kappa Group PLC	383	10,700
Solvay SA	133	14,393
South32 Ltd.	2,960	7,843
Stora Enso OYJ, Class R	757	9,261
Sumitomo Chemical Co. Ltd.	4,686	21,803
Sumitomo Metal Mining Co. Ltd.	341	10,074
Symrise AG	45	4,058
Taiheiyo Cement Corp.	323	10,768
Teck Resources Ltd., Class B	494	11,433
Teijin Ltd.	560	9,238
thyssenkrupp AG	3,778	51,945
Titan Cement Co. SA	85	1,838
Toray Industries, Inc.	3,449	22,027
Umicore SA	395	17,559
UPM-Kymmene OYJ	439	12,816
voestalpine AG	596	18,116
West Fraser Timber Co. Ltd.	94	4,574
Wheaton Precious Metals Corp.	44	1,048
Total Materials		1,462,629
Media & Entertainment—1.7%
Alphabet, Inc., Class A1	57	67,083
Alphabet, Inc., Class C1	67	78,612
Axel Springer SE	71	3,670
Eutelsat Communications SA	89	1,558
Informa PLC	670	6,497
ITV PLC	2,859	4,735
JCDecaux SA	127	3,867
Konami Holdings Corp.	100	4,341
Liberty Global PLC, Class A1,2	153	3,813
Liberty Global PLC, Class C1,2	419	10,144
Multichoice Group Ltd.[1]	41	343
NCSoft Corp.	5	2,185
Nintendo Co. Ltd.	20	5,703
Omnicom Group, Inc.[2]	230	16,788
Pearson PLC	550	5,993
ProSiebenSat.1 Media SE	296	4,228
Publicis Groupe SA	229	12,273
Schibsted ASA, Class B	38	1,363
SES SA	84	1,308
Singapore Press Holdings Ltd.	412	733
Take-Two Interactive Software, Inc.[1]	22	2,076
Telenet Group Holding NV	75	3,611
Tencent Holdings Ltd.	1,164	53,529
Toho Co. Ltd.	37	1,486
Ubisoft Entertainment SA1	35	3,119
Vivendi SA	616	17,866
Walt Disney Co. (The)	594	65,952
WPP PLC	2,102	22,208
Total Media & Entertainment		405,084
Pharmaceuticals, Biotechnology & Life Sciences—3.4%
AbbVie, Inc.	438	35,298
Agilent Technologies, Inc.	71	5,707
Amgen, Inc.	136	25,837
Astellas Pharma, Inc.	875	13,111
AstraZeneca PLC	314	25,102
Bayer AG	627	40,552

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Biogen, Inc.[1]	44	$10,401
Bristol-Myers Squibb Co.	484	23,092
Chugai Pharmaceutical Co. Ltd.	134	9,213
CSL Ltd.	67	9,278
Daiichi Sankyo Co. Ltd.	294	13,547
Eisai Co. Ltd.	114	6,399
Eli Lilly & Co.	213	27,639
Genmab A/S1	3	521
Gilead Sciences, Inc.	372	24,184
GlaxoSmithKline PLC	2,226	46,317
Grifols SA	130	3,643
H Lundbeck A/S2	74	3,205
Ipsen SA	21	2,881
IQVIA Holdings, Inc.[1]	81	11,652
Jazz Pharmaceuticals PLC[1]	17	2,430
Johnson & Johnson	648	90,584
Kalbe Farma Tbk PT	15,150	1,617
Kyowa Hakko Kirin Co. Ltd.	192	4,180
Lonza Group AG1	23	7,132
Merck & Co., Inc.	586	48,738
Merck KGaA	52	5,935
Mettler-Toledo International, Inc.[1]	5	3,615
Mitsubishi Tanabe Pharma Corp.	316	4,222
Novartis AG	726	69,823
Novo Nordisk A/S, Class B	304	15,930
Ono Pharmaceutical Co. Ltd.	200	3,919
Orion OYJ, Class B2	29	1,088
Otsuka Holdings Co. Ltd.	300	11,787
Piramal Enterprises Ltd.	63	2,513
QIAGEN NV1	42	1,704
Roche Holding AG	190	52,341
Sanofi	536	47,389
Santen Pharmaceutical Co. Ltd.	200	2,980
Sartorius Stedim Biotech	13	1,648
Shionogi & Co. Ltd.	98	6,067
Sumitomo Dainippon Pharma Co. Ltd.	187	4,624
Takeda Pharmaceutical Co. Ltd.	926	37,823
UCB SA	68	5,846
Vertex Pharmaceuticals, Inc.[1]	17	3,127
Vifor Pharma AG	13	1,758
Waters Corp.[1]	11	2,769
Zoetis, Inc.	68	6,846
Total Pharmaceuticals, Biotechnology & Life Sciences		786,014
Real Estate—1.2%
Aeon Mall Co. Ltd.	176	2,894
American Tower Corp.	45	8,868
Ascendas Real Estate Investment Trust	319	685
Azrieli Group Ltd.	15	889
Boston Properties, Inc.	24	3,213
British Land Co. PLC (The)	156	1,197
CapitaLand Commercial Trust	207	297
CapitaLand Ltd.	1,810	4,877
CapitaLand Mall Trust	401	705
CBRE Group, Inc., Class A1	441	21,807
Central Pattana PCL	549	1,267
City Developments Ltd.	588	3,929
Covivio	13	1,381
Daiwa House Industry Co. Ltd.	1,417	45,051
Deutsche Wohnen SE	36	1,748
Dexus	77	697
Digital Realty Trust, Inc.	27	3,213
Duke Realty Corp.	43	1,315
Equinix, Inc.	13	5,891
First Capital Realty, Inc.	38	609

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Global ESG Revenue ETF

	Shares	Value
Real Estate (Continued)
Gecina SA	6	$888
Goodman Group	149	1,413
GPT Group (The)	137	604
Growthpoint Properties Ltd.[2]	527	892
Hammerson PLC	73	319
Hang Lung Group Ltd.	650	2,087
Hang Lung Properties Ltd.	803	1,960
HCP, Inc.	75	2,348
Host Hotels & Resorts, Inc.	337	6,369
Hulic Co. Ltd.	400	3,925
Hyprop Investments Ltd.	46	225
Hysan Development Co. Ltd.	92	493
ICADE	26	2,201
Iron Mountain, Inc.[2]	134	4,752
Jones Lang LaSalle, Inc.	96	14,801
Klepierre SA	48	1,681
Land Securities Group PLC	100	1,190
Lendlease Group	1,414	12,435
Liberty Property Trust	20	968
Link REIT	177	2,070
Macerich Co. (The)[2]	26	1,127
Mirvac Group	965	1,885
Mitsubishi Estate Co. Ltd.	764	13,843
Mitsui Fudosan Co. Ltd.	804	20,212
NEPI Rockcastle PLC	50	421
Nomura Real Estate Holdings, Inc.	284	5,452
Prologis, Inc.	48	3,454
Redefine Properties Ltd.	1,042	701
SBA Communications Corp.[1]	11	2,196
Segro PLC	57	500
Sime Darby Property Bhd	2,446	665
SM Prime Holdings, Inc.	3,013	2,289
Stockland	855	2,338
Sun Hung Kai Properties Ltd.	879	15,083
Swire Pacific Ltd., Class A	771	9,920
Swire Properties Ltd.	442	1,900
Swiss Prime Site AG1	17	1,489
Tokyu Fudosan Holdings Corp.	1,868	11,172
UDR, Inc.	27	1,227
Unibail-Rodamco-Westfield	19	3,118
UOL Group Ltd.	417	2,140
Weyerhaeuser Co.	343	9,035
Wharf Real Estate Investment Co. Ltd.	453	3,373
Total Real Estate		285,694
Retailing—3.2%
Best Buy Co., Inc.	822	58,411
Booking Holdings, Inc.[1]	8	13,959
Canadian Tire Corp. Ltd., Class A	106	11,425
Dufry AG1	105	11,028
Fast Retailing Co. Ltd.	60	28,204
Foschini Group Ltd. (The)	241	2,724
Gap, Inc. (The)	759	19,871
Harvey Norman Holdings Ltd.[2]	1,065	3,041
Hennes & Mauritz AB, Class B	1,528	25,535
Home Depot, Inc. (The)	623	119,547
Home Product Center PCL	4,745	2,288
Hotai Motor Co. Ltd.	679	8,317
Industria de Diseno Textil SA	1,160	34,126
J Front Retailing Co. Ltd.	399	4,748
Jardine Cycle & Carriage Ltd.	771	18,494
Kingfisher PLC	5,862	17,935
LKQ Corp.[1]	483	13,708
Lojas Renner SA	177	1,992
Lowe's Cos., Inc.	771	84,401

	Shares	Value
Retailing (Continued)
Marks & Spencer Group PLC	4,189	$15,224
Marui Group Co. Ltd.[2]	100	2,019
Motus Holdings Ltd.	1	6
Mr Price Group Ltd.	121	1,590
Naspers Ltd., Class N	35	8,087
Next PLC	100	7,271
Nitori Holdings Co. Ltd.	38	4,909
Nordstrom, Inc.[2]	409	18,151
Petrobras Distribuidora SA	4,400	26,174
Rakuten, Inc.	1,600	15,149
S.A.C.I. Falabella	2,002	14,887
Target Corp.	1,159	93,021
Tiffany & Co.[2]	56	5,911
Tractor Supply Co.	89	8,701
USS Co. Ltd.	100	1,856
Woolworths Holdings Ltd.	1,966	6,336
Yamada Denki Co. Ltd.[2]	4,049	19,973
Zalando SE1,2,3	215	8,389
Total Retailing		737,408
Semiconductors & Semiconductor Equipment—1.2%
Analog Devices, Inc.	67	7,053
Applied Materials, Inc.	486	19,275
ASE Technology Holding Co. Ltd.[1]	6,941	15,201
ASM Pacific Technology Ltd.	210	2,342
ASML Holding NV	72	13,517
Infineon Technologies AG	442	8,777
Intel Corp.	1,514	81,302
Lam Research Corp.	69	12,352
Marvell Technology Group Ltd.	190	3,779
NVIDIA Corp.	90	16,160
Rohm Co. Ltd.	100	6,234
Skyworks Solutions, Inc.	52	4,289
STMicroelectronics NV	611	9,032
Taiwan Semiconductor Manufacturing Co. Ltd.	4,840	38,553
Texas Instruments, Inc.	166	17,608
Tokyo Electron Ltd.[2]	59	8,529
United Microelectronics Corp.	15,800	5,972
Xilinx, Inc.	26	3,297
Xinyi Solar Holdings Ltd.	2,000	963
Total Semiconductors & Semiconductor Equipment		274,235
Software & Services—3.4%
Accenture PLC, Class A	291	51,222
Adobe, Inc.[1]	39	10,393
Amadeus IT Group SA	82	6,574
ANSYS, Inc.[1]	8	1,462
Atos SE	172	16,609
Autodesk, Inc.[1]	17	2,649
Automatic Data Processing, Inc.	103	16,453
Broadridge Financial Solutions, Inc.	50	5,184
Cadence Design Systems, Inc.[1]	46	2,921
Capgemini SE	144	17,479
CGI, Inc.[1]	132	9,077
Cielo SA	1,269	3,094
Citrix Systems, Inc.	29	2,890
Cognizant Technology Solutions Corp., Class A	243	17,605
Computershare Ltd.	190	2,305
Dassault Systemes SE	30	4,472
DXC Technology Co.	393	25,274
Fortinet, Inc.[1]	23	1,931
Fujitsu Ltd.	617	44,517
HCL Technologies Ltd.	579	9,089
Infosys Ltd.	1,163	12,488
International Business Machines Corp.	659	92,985
Intuit, Inc.	29	7,581
Jack Henry & Associates, Inc.	14	1,942

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Global ESG Revenue ETF

	Shares	Value
Software & Services (Continued)
Mastercard, Inc., Class A	72	$16,952
Micro Focus International PLC	370	9,626
Microsoft Corp.	1,204	142,000
Nice Ltd.[1]	14	1,650
Nomura Research Institute Ltd.	129	5,862
NTT Data Corp.	2,000	22,063
Open Text Corp.	83	3,188
Oracle Corp.	911	48,930
Oracle Corp. Japan	80	5,370
Otsuka Corp.	214	7,995
PayPal Holdings, Inc.[1]	178	18,484
PTC, Inc.[1]	16	1,475
Red Hat, Inc.[1]	21	3,837
Sabre Corp.	193	4,128
Sage Group PLC (The)	321	2,933
salesforce.com, Inc.[1]	91	14,412
SAP SE	303	35,043
ServiceNow, Inc.[1]	12	2,958
Shopify, Inc., Class A1	5	1,032
Symantec Corp.	231	5,311
Tata Consultancy Services Ltd.	774	22,364
Tech Mahindra Ltd.	462	5,175
Visa, Inc., Class A	140	21,867
VMware, Inc., Class A2	15	2,708
Western Union Co. (The)	353	6,520
Wipro Ltd.	2,268	8,342
Wix.Com Ltd.[1]	5	604
Workday, Inc., Class A1,2	10	1,928
Total Software & Services		788,953
Technology Hardware & Equipment—6.1%
AAC Technologies Holdings, Inc.	779	4,609
Acer, Inc.[1]	14,374	9,211
Apple, Inc.	1,724	327,474
Arista Networks, Inc.[1]	9	2,830
AU Optronics Corp.	32,077	11,813
BYD Electronic International Co. Ltd.	5,158	6,650
Chicony Electronics Co. Ltd.	1,072	2,494
Cisco Systems, Inc.	1,188	64,140
Cognex Corp.[2]	18	915
CommScope Holding Co., Inc.[1]	233	5,063
Corning, Inc.	352	11,651
Dell Technologies, Inc., Class C1	381	22,361
Delta Electronics, Inc.	1,741	8,982
F5 Networks, Inc.[1]	14	2,197
Flex Ltd.[1]	2,957	29,570
FLIR Systems, Inc.	40	1,903
FUJIFILM Holdings Corp.	694	31,563
Hewlett Packard Enterprise Co.	2,108	32,526
Hitachi High-Technologies Corp.	178	7,293
Hitachi Ltd.	3,078	99,694
HP, Inc.	2,792	54,249
Ingenico Group SA	53	3,786
Inventec Corp.	24,383	18,552
Keyence Corp.	9	5,608
Keysight Technologies, Inc.[1]	55	4,796
Konica Minolta, Inc.	1,197	11,777
Kyocera Corp.	340	19,967
Legend Holdings Corp., Class H3	10,900	28,951
Lenovo Group Ltd.	72,775	65,452
LG Display Co. Ltd.[1]	1,418	24,360
LG Innotek Co. Ltd.	91	9,420
Lite-On Technology Corp.	5,700	8,295
Micro-Star International Co. Ltd.	1,489	4,179
Motorola Solutions, Inc.	58	8,144

	Shares	Value
Technology Hardware & Equipment (Continued)
Murata Manufacturing Co. Ltd.	228	$11,354
NEC Corp.	875	29,605
Nokia OYJ	4,672	26,618
Omron Corp.	160	7,488
Samsung Electro-Mechanics Co. Ltd.	83	7,641
Samsung Electronics Co. Ltd.	5,882	231,373
Samsung SDI Co. Ltd.	42	7,937
Seagate Technology PLC[2]	287	13,744
Seiko Epson Corp.	853	13,063
Shimadzu Corp.	176	5,088
TDK Corp.	171	13,394
TE Connectivity Ltd.	193	15,585
Telefonaktiebolaget LM Ericsson, Class B2	2,578	23,742
Trimble, Inc.[1,2]	89	3,596
Wistron Corp.	48,422	37,235
Xerox Corp.	377	12,056
Yaskawa Electric Corp.[2]	166	5,212
Yokogawa Electric Corp.	226	4,678
Total Technology Hardware & Equipment		1,419,884
Telecommunication Services—3.8%
Advanced Info Service PCL	1,067	6,187
Axiata Group Bhd	6,775	6,887
Bharti Infratel Ltd.	244	1,104
BT Group PLC	11,677	33,923
CenturyLink, Inc.[2]	1,923	23,057
Chunghwa Telecom Co. Ltd.	2,766	9,827
DiGi.Com Bhd	1,541	1,717
Elisa OYJ[2]	61	2,755
Far EasTone Telecommunications Co. Ltd.	1,355	3,267
Globe Telecom, Inc.	90	3,322
Hellenic Telecommunications Organization SA	423	5,671
HKT Trust & HKT Ltd.	3,109	4,998
KDDI Corp.[2]	2,339	50,400
Koninklijke KPN NV	2,540	8,060
Maxis Bhd	1,840	2,416
Millicom International Cellular SA	78	4,747
MTN Group Ltd.[2]	1,935	11,891
Nippon Telegraph & Telephone Corp.	3,223	136,945
NTT DOCOMO, Inc.[2]	2,242	49,657
Ooredoo Q.P.S.C.	520	9,484
Orange SA	3,339	54,363
PCCW Ltd.	8,961	5,571
Proximus SADP	309	8,920
Rogers Communications, Inc., Class B	182	9,791
Singapore Telecommunications Ltd.	6,662	14,854
SK Telecom Co. Ltd.	86	19,055
SoftBank Group Corp.	1,100	106,785
Spark New Zealand Ltd.	1,024	2,654
Swisscom AG	30	14,670
Taiwan Mobile Co. Ltd.	1,810	6,548
Tele2 AB, Class B	279	3,725
Telecom Italia SpA[1,2]	30,434	18,945
Telecom Italia SpA -RSP	13,570	7,716
Telefonica Deutschland Holding AG	2,759	8,671
Telefonica SA	7,543	63,260
Telekom Malaysia Bhd	4,652	3,646
Telekomunikasi Indonesia Persero Tbk PT	38,977	10,812
Telenor ASA	812	16,284
Telia Co. AB	2,437	11,022
Telstra Corp. Ltd.	9,398	22,164
TELUS Corp.	334	12,365
True Corp. PCL	37,006	5,551
Turkcell Iletisim Hizmetleri AS	1,589	3,400
Vodacom Group Ltd.	857	6,622

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Global ESG Revenue ETF

	Shares	Value
Telecommunication Services (Continued)
Vodafone Group PLC	31,618	$57,597
Total Telecommunication Services		871,306
Transportation—3.1%
A.P. Moeller - Maersk A/S, Class A	17	20,583
A.P. Moeller - Maersk A/S, Class B	15	19,046
Aena SME SA3	31	5,587
Aeroports de Paris	29	5,614
Airports of Thailand PCL	1,078	2,310
AMERCO	11	4,087
ANA Holdings, Inc.[2]	563	20,646
Auckland International Airport Ltd.	105	583
Aurizon Holdings Ltd.	776	2,508
BTS Group Holdings PCL	2,911	1,009
C.H. Robinson Worldwide, Inc.	203	17,659
Canadian National Railway Co.	141	12,626
CAR, Inc.[1]	1,000	862
Central Japan Railway Co.	104	24,157
CSX Corp.	186	13,917
Delta Air Lines, Inc.	971	50,152
Deutsche Post AG	2,681	87,300
DSV A/S	172	14,239
East Japan Railway Co.	301	29,044
easyJet PLC	536	7,805
Eva Airways Corp.	13,918	6,819
Expeditors International of Washington, Inc.	120	9,108
Fraport AG Frankfurt Airport Services Worldwide	53	4,061
Getlink SE	97	1,472
Hankyu Hanshin Holdings, Inc.	187	7,011
Imperial Logistics Ltd.	2	8
Kamigumi Co. Ltd.	100	2,316
Kansas City Southern	29	3,363
Keio Corp.[2]	122	7,881
Keisei Electric Railway Co. Ltd.	100	3,632
Kintetsu Group Holdings Co. Ltd.	314	14,638
Kuehne + Nagel International AG	170	23,318
Kyushu Railway Co.	160	5,262
Latam Airlines Group SA	943	10,026
Localiza Rent a Car SA	207	1,758
MTR Corp. Ltd.	1,554	9,621
Nagoya Railroad Co. Ltd.[2]	263	7,283
Nippon Express Co. Ltd.	390	21,705
Nippon Yusen KK2	1,276	18,699
Norfolk Southern Corp.	70	13,082
Odakyu Electric Railway Co. Ltd.[2]	273	6,618
Royal Mail PLC	4,280	13,290
SATS Ltd.	362	1,366
Seibu Holdings, Inc.	400	7,000
Singapore Airlines Ltd.	1,830	13,051
Sinotrans Ltd., Class H	10,504	4,509
Southwest Airlines Co.	420	21,802
Sydney Airport	262	1,383
TAV Havalimanlari Holding AS	271	1,120
Tobu Railway Co. Ltd.	199	5,744
Tokyu Corp.	756	13,203
Transurban Group	364	3,413
Union Pacific Corp.	146	24,411
United Parcel Service, Inc., Class B	581	64,921
West Japan Railway Co.	193	14,541
Total Transportation		707,169
Utilities—5.3%
AES Corp.	539	9,745
Aguas Andinas SA, Class A	1,420	807
Alliant Energy Corp.	90	4,242
AltaGas Ltd.[2]	310	4,082
Ameren Corp.	103	7,576

	Shares	Value
Utilities (Continued)
American Electric Power Co., Inc.	232	$19,430
American Water Works Co., Inc.	40	4,170
APA Group	296	2,098
Atco Ltd., Class I	121	4,076
AusNet Services	1,205	1,519
Canadian Utilities Ltd., Class A	112	3,058
Centrica PLC	24,582	36,580
CEZ AS	381	8,952
China Longyuan Power Group Corp. Ltd., Class H	2,353	1,637
CLP Holdings Ltd.	959	11,117
CMS Energy Corp.	148	8,220
Colbun SA	7,276	1,645
Consolidated Edison, Inc.	179	15,181
Dominion Energy, Inc.	235	18,015
DTE Energy Co.	132	16,466
Duke Energy Corp.	317	28,530
E.ON SE	4,167	46,377
Edison International	241	14,923
EDP - Energias de Portugal SA	5,467	21,516
Electric Power Development Co. Ltd.	373	9,085
Electricite de France SA	5,854	80,127
Emera, Inc.	152	5,685
Endesa SA	1,082	27,627
Enel Americas SA	68,398	12,160
Enel SpA	16,215	103,853
Engie Brasil Energia SA	202	2,217
Engie SA	5,175	77,167
Entergy Corp.	116	11,093
Eversource Energy	135	9,578
Exelon Corp.	789	39,553
Fortis, Inc.	203	7,505
Fortum OYJ[2]	295	6,039
HK Electric Investments & HK Electric Investments Ltd.	1,687	1,724
Huaneng Renewables Corp. Ltd., Class H	2,411	670
Hydro One Ltd.[3]	336	5,221
Iberdrola SA	5,618	49,368
Infraestructura Energetica Nova SAB de CV	403	1,621
Innogy SE3	962	44,525
Inter RAO UES PJSC	407,687	23,190
Interconexion Electrica SA ESP	528	2,645
Kyushu Electric Power Co., Inc.	1,708	20,169
Meridian Energy Ltd.	836	2,386
National Grid PLC	2,062	22,860
Naturgy Energy Group SA2	1,116	31,240
NextEra Energy, Inc.	98	18,945
NiSource, Inc.[2]	218	6,248
Orsted A/S3	151	11,456
Osaka Gas Co. Ltd.	696	13,733
Pinnacle West Capital Corp.	47	4,492
Power Assets Holdings Ltd.	53	368
Power Grid Corp. of India Ltd.	2,008	5,736
PPL Corp.[2]	290	9,205
Public Service Enterprise Group, Inc.	189	11,229
Red Electrica Corp. SA	115	2,453
RusHydro PJSC[4]	41	29
RWE AG	2,011	53,967
Sempra Energy	116	14,600
Southern Co. (The)	555	28,682
SSE PLC	2,146	33,193
Suez	1,718	22,782
Terna Rete Elettrica Nazionale SpA	466	2,955
Toho Gas Co. Ltd.[2]	152	6,825
Tokyo Gas Co. Ltd.	690	18,661
Towngas China Co. Ltd.[1]	1,468	1,154

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Global ESG Revenue ETF

	Shares	Value
Utilities (Continued)
United Utilities Group PLC	245	$2,600
Veolia Environnement SA	1,560	34,910
Verbund AG	37	1,777
WEC Energy Group, Inc.	117	9,252
Xcel Energy, Inc.	243	13,659
Total Utilities		1,216,181
Total Common Stocks
(Cost $23,105,443)		22,819,653
PREFERRED STOCKS—0.7%
Automobiles & Components—0.1%
Bayerische Motoren Werke AG, 6.71%	155	10,199
Banks—0.3%
Itausa - Investimentos Itau SA, 3.41%	364	1,120
Banco Bradesco SA, 2.23%	2,781	30,685
Itau Unibanco Holding SA, 4.18%	2,676	23,675
Bancolombia SA, 2.57%	318	4,033
Total Banks		59,513
Capital Goods—0.0%[5]
Rolls-Royce Holdings PLC, Class C1,6	358,453	467
Food & Staples Retailing—0.0%[5]
Cia Brasileira de Distribuicao, 2.29%	323	7,591
Food, Beverage & Tobacco—0.0%[5]
Embotelladora Andina SA, Class B, 3.81%	381	1,391
Health Care Equipment & Services—0.0%[5]
Sartorius AG, 0.39%	6	1,030
Household & Personal Products—0.1%
Henkel AG & Co KGaA, 1.98%	107	10,933
LG Household & Health Care Ltd., 1.11%	1	737
Amorepacific Corp., 1.07%	9	848
Total Household & Personal Products		12,518
Materials—0.0%[5]
Sociedad Quimica y Minera de Chile SA, Class B, 5.04%	28	1,076
LG Chem Ltd., 2.92%	15	2,749
Total Materials		3,825
Technology Hardware & Equipment—0.2%
Samsung Electronics Co. Ltd., 2.92%	1,036	33,085
Telecommunication Services—0.0%[5]
Telefonica Brasil SA, 8.70%	733	8,946
Utilities—0.0%[5]
Cia Energetica de Minas Gerais, 4.64%	1,240	4,429
Total Preferred Stocks
(Cost $125,782)		142,994

WARRANT—0.0%[5]
Transportation—0.0%[5]
BTS Group Holdings PCL, expiring 12/29/19[1]
(Cost $–)	733	26

Money Market Fund—0.0%[5]
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[7]
(Cost $8,180)	8,180	8,180

Investment of Cash Collateral for Securities Loaned—1.5%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[7]
(Cost $349,894)	349,894	349,894
Total Investments—101.1% (Cost $23,589,299)		23,320,747
Liabilities in Excess of Other Assets—(1.1)%		(247,609)
Net Assets—100.0%		$23,073,138

PCL	-	Public Company Limited
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1.	Non-income producing security.
2.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $1,008,749; total value of the collateral held by the Fund was $1,064,895. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $715,001.
3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $163,854 or 0.71% of the Fund’s net assets at period end.
4.	American Depositary Receipt.
5.	Less than 0.05%.
6.	The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.
7.	Rate shown represents annualized 7-day yield as of March 31, 2019.

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Global ESG Revenue ETF

Geographical Holdings

Country	Value	% of Net Assets
United States	$6,995,228	30.3%
Japan	3,465,827	15.0
France	2,148,935	9.3
Germany	1,475,658	6.4
United Kingdom	1,271,431	5.5
Netherlands	968,342	4.2
Canada	847,259	3.7
South Korea	768,264	3.4
Switzerland	651,911	2.8
Spain	575,787	2.5
Australia	538,079	2.3
Italy	296,281	1.3
Taiwan	284,712	1.3
Brazil	280,783	1.2
Sweden	267,295	1.2
India	260,620	1.1
China	259,066	1.1
Singapore	183,971	0.8
Thailand	183,031	0.8
South Africa	174,501	0.8
Norway	143,376	0.6
Denmark	136,628	0.6
Belgium	131,754	0.6
Finland	116,232	0.5
Hong Kong	96,780	0.4
Chile	85,268	0.4
Austria	77,131	0.3
Indonesia	73,816	0.3
Malaysia	68,222	0.3
Mexico	66,054	0.3
Ireland	65,703	0.3
Portugal	64,665	0.3
Poland	42,287	0.2
Turkey	37,192	0.2
Russia	36,589	0.2
Qatar	29,987	0.1
Hungary	24,717	0.1
Colombia	23,022	0.1
Israel	20,018	0.1

Geographical Holdings
Country	Value	% of Net Assets
United Arab Emirates	$18,375	0.1%
New Zealand	13,993	0.1
Macau	12,613	0.0	[1]
Czech Republic	11,158	0.0	[1]
Greece	9,503	0.0	[1]
Philippines	7,585	0.0	[1]
Peru	6,239	0.0	[1]
Egypt	2,359	0.0	[1]
Luxembourg	1,308	0.0	[1]
Pakistan	771	0.0	[1]
Romania	421	0.0	[1]
Total Investments	23,320,747	101.1
Liabilities in Excess of Other Assets	(247,609)	(1.1)
Net Assets	$23,073,138	100.0%

1.	Less than 0.05%.

Schedule of Investments March 31, 2019 Unaudited

Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—0.3%
Aptiv PLC	28	$2,226
Ford Motor Co.	202	1,773
General Motors Co.	146	5,417
Gentex Corp.	68	1,406
Tesla, Inc.[1,2]	26	7,276
Total Automobiles & Components		18,098
Banks—3.9%
Bank of America Corp.	1,393	38,433
BB&T Corp.[1]	167	7,770
Citigroup, Inc.	256	15,928
Citizens Financial Group, Inc.	50	1,625
Comerica, Inc.	24	1,760
Commerce Bancshares, Inc.[1]	29	1,684
Cullen/Frost Bankers, Inc.[1]	13	1,262
Fifth Third Bancorp	86	2,169
First Republic Bank[1]	37	3,717
Huntington Bancshares, Inc.[1]	208	2,637
JPMorgan Chase & Co.	698	70,659
KeyCorp	141	2,221
M&T Bank Corp.	24	3,768
PNC Financial Services Group, Inc. (The)	70	8,586
Popular, Inc.	36	1,877
Regions Financial Corp.	153	2,165
SunTrust Banks, Inc.	72	4,266
SVB Financial Group[2]	9	2,001
U.S. Bancorp	293	14,120
Webster Financial Corp.	21	1,064
Wells Fargo & Co.	498	24,063
Zions Bancorp NA	31	1,408
Total Banks		213,183
Capital Goods—5.1%
3M Co.	62	12,882
Allegion PLC	22	1,996
Allison Transmission Holdings, Inc.	32	1,437
AMETEK, Inc.	47	3,900
Boeing Co. (The)	146	55,687
Caterpillar, Inc.	66	8,942
Cummins, Inc.	16	2,526
Deere & Co.	55	8,791
Donaldson Co., Inc.[1]	34	1,702
Dover Corp.	37	3,471
Eaton Corp. PLC	74	5,961
Emerson Electric Co.	134	9,175
Fastenal Co.[1]	70	4,502
Flowserve Corp.	40	1,806
Fortive Corp.	60	5,033
General Dynamics Corp.	35	5,925
Graco, Inc.	27	1,337
Harris Corp.	25	3,993
HD Supply Holdings, Inc.[2]	33	1,431
HEICO Corp.[1]	14	1,328
HEICO Corp., Class A	25	2,101
Honeywell International, Inc.	141	22,408
IDEX Corp.	16	2,428
Illinois Tool Works, Inc.	26	3,732
Ingersoll-Rand PLC	74	7,988

	Shares	Value
Capital Goods (Continued)
Jacobs Engineering Group, Inc.	32	$2,406
Johnson Controls International PLC	112	4,137
L3 Technologies, Inc.	13	2,683
Lennox International, Inc.	8	2,115
Lockheed Martin Corp.	35	10,506
Northrop Grumman Corp.	17	4,583
PACCAR, Inc.	37	2,521
Parker-Hannifin Corp.	14	2,403
Raytheon Co.	44	8,011
Rockwell Automation, Inc.	15	2,632
Roper Technologies, Inc.	28	9,575
Snap-on, Inc.[1]	9	1,409
Spirit AeroSystems Holdings, Inc., Class A	17	1,556
Stanley Black & Decker, Inc.	9	1,226
Teledyne Technologies, Inc.[2]	11	2,607
Textron, Inc.	46	2,330
TransDigm Group, Inc.[2]	15	6,810
United Technologies Corp.	168	21,653
W.W. Grainger, Inc.	16	4,815
Wabtec Corp.	22	1,622
Xylem, Inc.[1]	38	3,004
Total Capital Goods		279,086
Commercial & Professional Services—0.9%
Cintas Corp.	24	4,851
Copart, Inc.[1,2]	54	3,272
CoStar Group, Inc.[2]	11	5,130
IHS Markit Ltd.[2]	102	5,547
KAR Auction Services, Inc.	36	1,847
Republic Services, Inc.	60	4,823
Robert Half International, Inc.	32	2,085
Rollins, Inc.[1]	49	2,039
TransUnion	46	3,075
Verisk Analytics, Inc.	53	7,049
Waste Management, Inc.	100	10,391
Total Commercial & Professional Services		50,109
Consumer Durables & Apparel—1.0%
Garmin Ltd.	30	2,590
Hasbro, Inc.[1]	25	2,125
Lululemon Athletica, Inc.[2]	35	5,735
NIKE, Inc., Class B	342	28,800
Ralph Lauren Corp.	17	2,205
Tapestry, Inc.	44	1,430
Under Armour, Inc., Class A2	66	1,395
Under Armour, Inc., Class C1,2	69	1,302
VF Corp.	81	7,040
Total Consumer Durables & Apparel		52,622
Consumer Services—2.1%
Bright Horizons Family Solutions, Inc.[2]	19	2,415
Carnival Corp.	52	2,637
Chipotle Mexican Grill, Inc.[2]	9	6,393
Darden Restaurants, Inc.	41	4,980
Domino's Pizza, Inc.[1]	15	3,872
Dunkin' Brands Group, Inc.[1]	25	1,878
Grand Canyon Education, Inc.[2]	16	1,832
H&R Block, Inc.	45	1,077
Hilton Worldwide Holdings, Inc.	40	3,324
Las Vegas Sands Corp.	22	1,341

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Consumer Services (Continued)
Marriott International, Inc., Class A	35	$4,378
McDonald's Corp.	182	34,562
Norwegian Cruise Line Holdings Ltd.[2]	29	1,594
Royal Caribbean Cruises Ltd.	18	2,063
Service Corp. International	53	2,128
ServiceMaster Global Holdings, Inc.[2]	40	1,868
Starbucks Corp.	349	25,945
Vail Resorts, Inc.	13	2,825
Yum China Holdings, Inc.	35	1,572
Yum! Brands, Inc.	73	7,286
Total Consumer Services		113,970
Diversified Financials—4.2%
AGNC Investment Corp.	72	1,296
Ally Financial, Inc.	47	1,292
American Express Co.	179	19,565
Annaly Capital Management, Inc.	154	1,538
Bank of New York Mellon Corp. (The)	118	5,951
Berkshire Hathaway, Inc., Class B2	462	92,811
BlackRock, Inc.	8	3,419
Capital One Financial Corp.	60	4,901
Cboe Global Markets, Inc.	11	1,050
Charles Schwab Corp. (The)	151	6,457
CME Group, Inc.	121	19,914
Credit Acceptance Corp.[1,2]	4	1,808
Discover Financial Services	50	3,558
E*TRADE Financial Corp.	52	2,414
FactSet Research Systems, Inc.[1]	10	2,483
Goldman Sachs Group, Inc. (The)	21	4,032
Intercontinental Exchange, Inc.	153	11,649
LPL Financial Holdings, Inc.	22	1,532
MarketAxess Holdings, Inc.[1]	9	2,215
Moody's Corp.	27	4,889
Morgan Stanley	103	4,347
MSCI, Inc.	26	5,170
Nasdaq, Inc.	31	2,712
New Residential Investment Corp.	76	1,285
Northern Trust Corp.	37	3,345
Raymond James Financial, Inc.	15	1,206
S&P Global, Inc.	56	11,791
Starwood Property Trust, Inc.	66	1,475
T. Rowe Price Group, Inc.	34	3,404
TD Ameritrade Holding Corp.	53	2,650
Voya Financial, Inc.[1]	25	1,249
Total Diversified Financials		231,408
Energy—4.5%
Anadarko Petroleum Corp.	147	6,686
Apache Corp.[1]	59	2,045
Cabot Oil & Gas Corp.	68	1,775
Cheniere Energy, Inc.[2]	72	4,922
Chevron Corp.	369	45,453
Concho Resources, Inc.	35	3,884
ConocoPhillips	377	25,161
Diamondback Energy, Inc.	32	3,249
EOG Resources, Inc.	127	12,088
Exxon Mobil Corp.	703	56,802
Halliburton Co.	35	1,026
Helmerich & Payne, Inc.	27	1,500

	Shares	Value
Energy (Continued)
Hess Corp.	90	$5,421
HollyFrontier Corp.	55	2,710
Kinder Morgan, Inc.	334	6,683
Marathon Oil Corp.	222	3,710
Marathon Petroleum Corp.	122	7,302
Murphy Oil Corp.[1]	44	1,289
National Oilwell Varco, Inc.	71	1,891
Noble Energy, Inc.[1]	81	2,003
Occidental Petroleum Corp.	165	10,923
ONEOK, Inc.	129	9,009
PBF Energy, Inc., Class A	37	1,152
Phillips 66	71	6,757
Pioneer Natural Resources Co.	30	4,568
Schlumberger Ltd.	84	3,660
Targa Resources Corp.	54	2,244
Valero Energy Corp.	66	5,599
Williams Cos., Inc. (The)	120	3,446
WPX Energy, Inc.[2]	102	1,337
Total Energy		244,295
Food & Staples Retailing—1.6%
Casey's General Stores, Inc.[1]	11	1,416
Costco Wholesale Corp.	129	31,236
Kroger Co. (The)	217	5,338
Sysco Corp.	116	7,744
US Foods Holding Corp.[2]	44	1,536
Walgreens Boots Alliance, Inc.	225	14,236
Walmart, Inc.	269	26,236
Total Food & Staples Retailing		87,742
Food, Beverage & Tobacco—2.7%
Altria Group, Inc.	142	8,155
Archer-Daniels-Midland Co.	154	6,642
Brown-Forman Corp., Class B1	37	1,953
Coca-Cola Co. (The)	938	43,955
Conagra Brands, Inc.	53	1,470
Constellation Brands, Inc., Class A	16	2,805
General Mills, Inc.	39	2,018
Hershey Co. (The)	22	2,526
Hormel Foods Corp.	87	3,894
JM Smucker Co. (The)[1]	17	1,980
Kellogg Co.	39	2,238
Lamb Weston Holdings, Inc.	53	3,972
McCormick & Co., Inc.	44	6,628
Mondelez International, Inc., Class A	286	14,277
Monster Beverage Corp.[2]	38	2,074
PepsiCo, Inc.	261	31,986
Philip Morris International, Inc.	115	10,165
Post Holdings, Inc.[2]	20	2,188
Total Food, Beverage & Tobacco		148,926
Health Care Equipment & Services—8.1%
Abbott Laboratories	575	45,966
ABIOMED, Inc.[2]	16	4,569
Align Technology, Inc.[2]	12	3,412
AmerisourceBergen Corp.	24	1,908
Anthem, Inc.	84	24,106
Baxter International, Inc.	95	7,724
Becton Dickinson and Co.	66	16,482
Boston Scientific Corp.[2]	495	18,998
Cardinal Health, Inc.	34	1,637

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Health Care Equipment & Services (Continued)
Centene Corp.[2]	146	$7,753
Cerner Corp.[2]	25	1,430
Chemed Corp.	5	1,600
Cigna Corp.	95	15,278
Cooper Cos., Inc. (The)	13	3,850
Covetrus, Inc.[1,2]	19	605
CVS Health Corp.	316	17,042
Danaher Corp.	148	19,539
DexCom, Inc.[1,2]	32	3,811
Edwards Lifesciences Corp.[2]	73	13,967
Encompass Health Corp.	36	2,102
HCA Healthcare, Inc.	101	13,168
Henry Schein, Inc.[1,2]	46	2,765
Hill-Rom Holdings, Inc.	17	1,800
Hologic, Inc.[1,2]	41	1,984
Humana, Inc.	44	11,704
IDEXX Laboratories, Inc.[2]	28	6,261
Insulet Corp.[1,2]	17	1,617
Intuitive Surgical, Inc.[2]	39	22,253
Laboratory Corp. of America Holdings[2]	20	3,060
Masimo Corp.[2]	15	2,074
McKesson Corp.	10	1,171
Medtronic PLC	357	32,516
Molina Healthcare, Inc.[2]	23	3,265
Penumbra, Inc.[1,2]	11	1,617
Quest Diagnostics, Inc.	22	1,978
ResMed, Inc.	43	4,471
STERIS PLC	28	3,585
Stryker Corp.	87	17,184
Teleflex, Inc.	9	2,719
UnitedHealth Group, Inc.	293	72,447
Universal Health Services, Inc., Class B	23	3,077
Varian Medical Systems, Inc.[2]	19	2,693
Veeva Systems, Inc., Class A2	45	5,709
WellCare Health Plans, Inc.[1,2]	15	4,046
West Pharmaceutical Services, Inc.	18	1,984
Zimmer Biomet Holdings, Inc.	38	4,853
Total Health Care Equipment & Services		441,780
Household & Personal Products—1.6%
Church & Dwight Co., Inc.	84	5,983
Clorox Co. (The)	32	5,135
Colgate-Palmolive Co.	83	5,689
Estee Lauder Cos., Inc., (The), Class A	53	8,774
Herbalife Nutrition Ltd.[1,2]	40	2,119
Kimberly-Clark Corp.	52	6,443
Procter & Gamble Co. (The)	522	54,314
Total Household & Personal Products		88,457
Insurance—1.8%
Aflac, Inc.	140	7,000
Alleghany Corp.[2]	3	1,837
Allstate Corp. (The)	34	3,202
American Financial Group, Inc.	14	1,347
American International Group, Inc.	36	1,550
Aon PLC	70	11,949
Arch Capital Group Ltd.[2]	48	1,551
Arthur J. Gallagher & Co.	56	4,374
Assured Guaranty Ltd.	29	1,288

	Shares	Value
Insurance (Continued)
Brown & Brown, Inc.	60	$1,771
Chubb Ltd.	54	7,564
Cincinnati Financial Corp.	37	3,178
Everest Re Group Ltd.	7	1,512
Loews Corp.	44	2,109
Markel Corp.[2]	2	1,993
Marsh & McLennan Cos., Inc.	113	10,611
MetLife, Inc.	88	3,746
Old Republic International Corp.	73	1,527
Progressive Corp. (The)	174	12,544
Prudential Financial, Inc.	28	2,573
Reinsurance Group of America, Inc.	9	1,278
Torchmark Corp.	16	1,311
Travelers Cos., Inc. (The)	41	5,624
W.R. Berkley Corp.[1]	24	2,033
Willis Towers Watson PLC	25	4,391
Total Insurance		97,863
Materials—2.0%
Air Products & Chemicals, Inc.	45	8,593
AptarGroup, Inc.	19	2,021
Ashland Global Holdings, Inc.	17	1,328
Ball Corp.	109	6,307
Celanese Corp.	21	2,071
CF Industries Holdings, Inc.	65	2,657
DowDuPont, Inc.	206	10,982
Eastman Chemical Co.	19	1,442
Ecolab, Inc.	73	12,887
FMC Corp.	16	1,229
International Flavors & Fragrances, Inc.	14	1,803
International Paper Co.	35	1,620
Linde PLC	119	20,936
LyondellBasell Industries NV, Class A	39	3,279
Martin Marietta Materials, Inc.[1]	8	1,609
Mosaic Co. (The)	127	3,468
Newmont Mining Corp.	72	2,575
Nucor Corp.	70	4,085
PPG Industries, Inc.	34	3,838
RPM International, Inc.[1]	42	2,438
Sherwin-Williams Co. (The)	17	7,322
Sonoco Products Co.[1]	23	1,415
Steel Dynamics, Inc.	40	1,411
Vulcan Materials Co.	14	1,658
Total Materials		106,974
Media & Entertainment—6.3%
Activision Blizzard, Inc.	38	1,730
Alphabet, Inc., Class A2	51	60,021
Alphabet, Inc., Class C2	52	61,012
Cable One, Inc.	1	981
CBS Corp., Class B	53	2,519
Charter Communications, Inc., Class A2	32	11,101
Comcast Corp., Class A	766	30,625
Discovery, Inc., Class A1,2	56	1,513
Discovery, Inc., Class C2	124	3,152
Electronic Arts, Inc.[2]	17	1,728
Facebook, Inc., Class A2	126	21,003
Fox Corp., Class A2	122	4,479
Fox Corp., Class B2	57	2,045

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Media & Entertainment (Continued)
IAC/InterActiveCorp[2]	27	$5,673
Interpublic Group of Cos., Inc. (The)	113	2,374
Liberty Broadband Corp., Class C2	18	1,651
Liberty Media Corp.-Liberty SiriusXM, Class C2	30	1,147
Live Nation Entertainment, Inc.[1,2]	44	2,796
Madison Square Garden Co. (The), Class A2	6	1,759
Netflix, Inc.[2]	152	54,197
Omnicom Group, Inc.[1]	48	3,503
Sirius XM Holdings, Inc.[1]	358	2,030
Take-Two Interactive Software, Inc.[2]	21	1,982
TripAdvisor, Inc.[1,2]	39	2,007
Twitter, Inc.[2]	261	8,582
Viacom, Inc., Class B	86	2,414
Walt Disney Co. (The)	486	53,961
Total Media & Entertainment		345,985
Pharmaceuticals, Biotechnology & Life Sciences—8.9%
AbbVie, Inc.	238	19,180
Agilent Technologies, Inc.	49	3,939
Alexion Pharmaceuticals, Inc.[2]	40	5,407
Allergan PLC	44	6,442
Amgen, Inc.	161	30,587
Biogen, Inc.[2]	33	7,801
BioMarin Pharmaceutical, Inc.[1,2]	34	3,020
Bio-Rad Laboratories, Inc., Class A2	5	1,528
Bio-Techne Corp.	12	2,383
Bristol-Myers Squibb Co.	173	8,254
Charles River Laboratories International, Inc.[2]	14	2,033
Eli Lilly & Co.	322	41,783
Exact Sciences Corp.[1,2]	42	3,638
Gilead Sciences, Inc.	172	11,182
Illumina, Inc.[2]	53	16,467
Ionis Pharmaceuticals, Inc.[1,2]	24	1,948
IQVIA Holdings, Inc.[2]	45	6,473
Jazz Pharmaceuticals PLC[2]	12	1,715
Johnson & Johnson	543	75,906
Merck & Co., Inc.	912	75,851
Mettler-Toledo International, Inc.[2]	3	2,169
Mylan NV2	47	1,332
Neurocrine Biosciences, Inc.[2]	29	2,555
PerkinElmer, Inc.[1]	29	2,794
Pfizer, Inc.	1,716	72,878
PRA Health Sciences, Inc.[2]	14	1,544
QIAGEN NV2	49	1,993
Regeneron Pharmaceuticals, Inc.[2]	8	3,285
Sarepta Therapeutics, Inc.[1,2]	25	2,980
Seattle Genetics, Inc.[2]	25	1,831
Thermo Fisher Scientific, Inc.	126	34,489
Vertex Pharmaceuticals, Inc.[2]	65	11,957
Waters Corp.[2]	14	3,524
Zoetis, Inc.	158	15,906
Total Pharmaceuticals, Biotechnology & Life Sciences		484,774
Real Estate—3.2%
Alexandria Real Estate Equities, Inc.	15	2,138
American Campus Communities, Inc.	26	1,237
American Tower Corp.	121	23,844
Apartment Investment & Management Co., Class A	34	1,710

	Shares	Value
Real Estate (Continued)
AvalonBay Communities, Inc.	29	$5,821
Boston Properties, Inc.	26	3,481
Camden Property Trust	16	1,624
CBRE Group, Inc., Class A2	57	2,819
Crown Castle International Corp.	83	10,624
CubeSmart	41	1,314
Digital Realty Trust, Inc.	36	4,284
Duke Realty Corp.	74	2,263
EPR Properties	18	1,384
Equinix, Inc.	7	3,172
Equity LifeStyle Properties, Inc.	19	2,172
Equity Residential	83	6,252
Essex Property Trust, Inc.	13	3,760
Extra Space Storage, Inc.	30	3,057
Federal Realty Investment Trust	13	1,792
Gaming and Leisure Properties, Inc.	32	1,234
HCP, Inc.	119	3,725
Host Hotels & Resorts, Inc.	125	2,363
Iron Mountain, Inc.[1]	39	1,383
JBG SMITH Properties	29	1,199
Lamar Advertising Co., Class A1	17	1,347
Liberty Property Trust	29	1,404
Life Storage, Inc.	12	1,167
Medical Properties Trust, Inc.	114	2,110
Mid-America Apartment Communities, Inc.	21	2,296
National Retail Properties, Inc.	45	2,493
Omega Healthcare Investors, Inc.	69	2,632
Park Hotels & Resorts, Inc.	55	1,709
Prologis, Inc.	125	8,994
Public Storage	28	6,098
Realty Income Corp.	80	5,885
Regency Centers Corp.	21	1,417
SBA Communications Corp.[2]	23	4,592
Simon Property Group, Inc.	83	15,123
SL Green Realty Corp.	12	1,079
STORE Capital Corp.	54	1,809
Sun Communities, Inc.	21	2,489
UDR, Inc.	59	2,682
Ventas, Inc.	64	4,084
VEREIT, Inc.	199	1,666
VICI Properties, Inc.	74	1,619
Vornado Realty Trust	24	1,619
Welltower, Inc.	91	7,062
WP Carey, Inc.	31	2,428
Total Real Estate		176,456
Retailing—8.3%
Advance Auto Parts, Inc.	26	4,434
Amazon.com, Inc.[2]	140	249,305
AutoZone, Inc.[2]	7	7,169
Best Buy Co., Inc.	46	3,269
Booking Holdings, Inc.[2]	10	17,449
Burlington Stores, Inc.[1,2]	24	3,760
CarMax, Inc.[1,2]	21	1,466
Dollar General Corp.	82	9,783
Dollar Tree, Inc.[2]	14	1,470
Expedia Group, Inc.[1]	19	2,261
Foot Locker, Inc.	30	1,818

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Retailing (Continued)
Genuine Parts Co.	37	$4,145
GrubHub, Inc.[1,2]	27	1,876
Home Depot, Inc. (The)	188	36,075
Kohl's Corp.	60	4,126
Lowe's Cos., Inc.	191	20,909
Macy's, Inc.	108	2,595
Nordstrom, Inc.[1]	31	1,376
O'Reilly Automotive, Inc.[2]	28	10,872
Pool Corp.[1]	11	1,815
Qurate Retail, Inc.[2]	56	895
Ross Stores, Inc.	116	10,800
Target Corp.	174	13,965
Tiffany & Co.[1]	26	2,744
TJX Cos., Inc. (The)	439	23,359
Tractor Supply Co.	42	4,106
Ulta Beauty, Inc.[2]	20	6,975
Wayfair, Inc., Class A2	14	2,078
Total Retailing		450,895
Semiconductors & Semiconductor Equipment—2.9%
Advanced Micro Devices, Inc.[1,2]	347	8,856
Analog Devices, Inc.	75	7,895
Broadcom, Inc.	50	15,036
Intel Corp.	1,143	61,379
KLA-Tencor Corp.	21	2,508
Lam Research Corp.	10	1,790
Maxim Integrated Products, Inc.	55	2,924
Microchip Technology, Inc.	23	1,908
Micron Technology, Inc.[2]	146	6,034
Monolithic Power Systems, Inc.	11	1,490
NVIDIA Corp.	52	9,337
NXP Semiconductors NV	13	1,149
Qorvo, Inc.[2]	22	1,578
QUALCOMM, Inc.	127	7,243
Texas Instruments, Inc.	161	17,077
Xilinx, Inc.	88	11,158
Total Semiconductors & Semiconductor Equipment		157,362
Software & Services—16.4%
Accenture PLC, Class A	152	26,755
Adobe, Inc.[2]	168	44,770
Akamai Technologies, Inc.[2]	47	3,370
Amdocs Ltd.	26	1,407
ANSYS, Inc.[2]	18	3,289
Aspen Technology, Inc.[2]	22	2,294
Atlassian Corp. PLC, Class A2	37	4,158
Autodesk, Inc.[2]	67	10,440
Automatic Data Processing, Inc.	139	22,204
Black Knight, Inc.[2]	34	1,853
Booz Allen Hamilton Holding Corp.	49	2,849
Broadridge Financial Solutions, Inc.	32	3,318
Cadence Design Systems, Inc.[2]	57	3,620
Citrix Systems, Inc.	42	4,186
Cognizant Technology Solutions Corp., Class A	95	6,883
EPAM Systems, Inc.[2]	14	2,368
Euronet Worldwide, Inc.[2]	15	2,139
Fair Isaac Corp.[2]	8	2,173
Fidelity National Information Services, Inc.	86	9,727

	Shares	Value
Software & Services (Continued)
FireEye, Inc.[1,2]	63	$1,058
First Data Corp., Class A2	122	3,205
Fiserv, Inc.[1,2]	119	10,505
FleetCor Technologies, Inc.[1,2]	18	4,439
Fortinet, Inc.[2]	52	4,366
Gartner, Inc.[1,2]	26	3,944
Global Payments, Inc.	36	4,915
GoDaddy, Inc., Class A2	53	3,985
Guidewire Software, Inc.[1,2]	23	2,235
International Business Machines Corp.	71	10,018
Intuit, Inc.	83	21,697
Jack Henry & Associates, Inc.	22	3,052
Leidos Holdings, Inc.	26	1,666
Mastercard, Inc., Class A	304	71,577
Microsoft Corp.	2,417	285,061
Nutanix, Inc., Class A2	39	1,472
Okta, Inc.[2]	32	2,647
Oracle Corp.	565	30,346
Palo Alto Networks, Inc.[1,2]	24	5,829
Paychex, Inc.	60	4,812
Paycom Software, Inc.[1,2]	18	3,404
PayPal Holdings, Inc.[2]	298	30,944
PTC, Inc.[2]	42	3,872
Red Hat, Inc.[2]	61	11,145
RingCentral, Inc., Class A2	25	2,695
Sabre Corp.	85	1,818
salesforce.com, Inc.[2]	227	35,950
ServiceNow, Inc.[2]	60	14,789
Splunk, Inc.[1,2]	44	5,482
Square, Inc., Class A1,2	108	8,091
SS&C Technologies Holdings, Inc.	56	3,567
Synopsys, Inc.[2]	28	3,224
Tableau Software, Inc., Class A1,2	26	3,309
Total System Services, Inc.	48	4,561
Twilio, Inc., Class A2	27	3,488
Tyler Technologies, Inc.[2]	8	1,635
Ultimate Software Group, Inc. (The)[2]	8	2,641
VeriSign, Inc.[2]	36	6,536
Visa, Inc., Class A1	542	84,655
VMware, Inc., Class A1	23	4,152
Western Union Co. (The)	77	1,422
WEX, Inc.[2]	12	2,304
Workday, Inc., Class A1,2	48	9,257
Worldpay, Inc., Class A2	67	7,605
Zendesk, Inc.[2]	39	3,315
Total Software & Services		894,493
Technology Hardware & Equipment—6.9%
Amphenol Corp., Class A	51	4,816
Apple, Inc.	1,203	228,510
Arista Networks, Inc.[2]	11	3,459
ARRIS International PLC[2]	46	1,454
Avnet, Inc.	28	1,214
CDW Corp.	49	4,722
Cisco Systems, Inc.	1,415	76,396
Corning, Inc.	148	4,899
Dell Technologies, Inc., Class C2	46	2,700
Dolby Laboratories, Inc., Class A	16	1,007

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Technology Hardware & Equipment (Continued)
F5 Networks, Inc.[2]	21	$3,296
FLIR Systems, Inc.	25	1,189
Hewlett Packard Enterprise Co.	324	4,999
HP, Inc.	441	8,569
Juniper Networks, Inc.	65	1,721
Keysight Technologies, Inc.[2]	65	5,668
Motorola Solutions, Inc.	58	8,144
National Instruments Corp.	33	1,464
NetApp, Inc.	84	5,825
Zebra Technologies Corp., Class A2	20	4,191
Total Technology Hardware & Equipment		374,243
Telecommunication Services—1.8%
AT&T, Inc.	581	18,220
CenturyLink, Inc.[1]	290	3,477
Telephone & Data Systems, Inc.	34	1,045
T-Mobile US, Inc.[2]	73	5,044
Verizon Communications, Inc.	1,198	70,838
Total Telecommunication Services		98,624
Transportation—2.2%
Alaska Air Group, Inc.[1]	19	1,066
C.H. Robinson Worldwide, Inc.	30	2,610
CSX Corp.	282	21,099
Delta Air Lines, Inc.	119	6,146
Expeditors International of Washington, Inc.	46	3,491
FedEx Corp.	34	6,168
JB Hunt Transport Services, Inc.	13	1,317
Kansas City Southern	13	1,508
Kirby Corp.[1,2]	17	1,277
Norfolk Southern Corp.	84	15,699
Old Dominion Freight Line, Inc.	13	1,877
Southwest Airlines Co.	37	1,921
Union Pacific Corp.	207	34,610
United Continental Holdings, Inc.[2]	88	7,021
United Parcel Service, Inc., Class B	103	11,509
XPO Logistics, Inc.[1,2]	21	1,129
Total Transportation		118,448
Utilities—3.1%
AES Corp.	240	4,339
Alliant Energy Corp.	49	2,309
Ameren Corp.	66	4,854
American Electric Power Co., Inc.	99	8,291
American Water Works Co., Inc.	37	3,858
Atmos Energy Corp.	27	2,779
CenterPoint Energy, Inc.[1]	88	2,702
CMS Energy Corp.	61	3,388
Consolidated Edison, Inc.	36	3,053
Dominion Energy, Inc.	88	6,746
DTE Energy Co.	40	4,990
Duke Energy Corp.	138	12,420
Edison International	21	1,300
Entergy Corp.	40	3,825
Evergy, Inc.	65	3,773
Eversource Energy	68	4,825
Exelon Corp.	263	13,184
FirstEnergy Corp.	155	6,449
NextEra Energy, Inc.	130	25,132
NiSource, Inc.[1]	63	1,806
NRG Energy, Inc.	104	4,418

	Shares	Value
Utilities (Continued)
OGE Energy Corp.	57	$2,458
Pinnacle West Capital Corp.	21	2,007
PPL Corp.[1]	101	3,206
Public Service Enterprise Group, Inc.	109	6,476
Sempra Energy	50	6,293
Southern Co. (The)	154	7,959
UGI Corp.	51	2,826
Vistra Energy Corp.	137	3,566
WEC Energy Group, Inc.	70	5,536
Xcel Energy, Inc.	101	5,677
Total Utilities		170,445
Total Common Stocks
(Cost $4,642,124)		5,446,238

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[3]
(Cost $7,089)	7,089	7,089

Investment of Cash Collateral for Securities Loaned—0.0%[4]
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[3]
(Cost $1,090)	1,090	1,090
Total Investments—99.9% (Cost $4,650,303)		5,454,417
Other Assets in Excess of Liabilities—0.1%		2,254
Net Assets—100.0%		$5,456,671

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Momentum Factor ETF

PLC	-	Public Limited Company

1.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $294,126; total value of the collateral held by the Fund was $300,543. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $299,453.
2.	Non-income producing security.
3.	Rate shown represents annualized 7-day yield as of March 31, 2019.
4.	Less than 0.05%

Schedule of Investments March 31, 2019 Unaudited

Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—1.7%
Adient PLC[1]	65	$842
Aptiv PLC	94	7,472
BorgWarner, Inc.	125	4,801
Ford Motor Co.	2,714	23,829
General Motors Co.	934	34,652
Gentex Corp.	105	2,172
Goodyear Tire & Rubber Co. (The)	167	3,031
Harley-Davidson, Inc.[1]	106	3,780
Lear Corp.	45	6,107
Thor Industries, Inc.	32	1,996
Visteon Corp.[1,2]	18	1,212
Total Automobiles & Components		89,894
Banks—4.9%
Associated Banc-Corp.	62	1,324
Bank OZK[1]	44	1,275
BankUnited, Inc.	58	1,937
BB&T Corp.[1]	330	15,355
CIT Group, Inc.	51	2,446
Citizens Financial Group, Inc.	210	6,825
Comerica, Inc.	51	3,739
Commerce Bancshares, Inc.[1]	25	1,452
Cullen/Frost Bankers, Inc.[1]	17	1,650
East West Bancorp, Inc.	42	2,015
F.N.B. Corp.[1]	106	1,124
Fifth Third Bancorp	318	8,020
First Citizens BancShares, Inc., Class A	2	814
First Republic Bank[1]	42	4,219
Huntington Bancshares, Inc.[1]	498	6,315
KeyCorp	445	7,009
M&T Bank Corp.	61	9,578
New York Community Bancorp, Inc.[1]	306	3,540
PacWest Bancorp	38	1,429
People's United Financial, Inc.[1]	125	2,055
PNC Financial Services Group, Inc. (The)	172	21,098
Popular, Inc.	53	2,763
Prosperity Bancshares, Inc.[1]	21	1,450
Regions Financial Corp.	498	7,047
Signature Bank	17	2,177
SunTrust Banks, Inc.	272	16,116
Synovus Financial Corp.	43	1,477
U.S. Bancorp	574	27,661
Umpqua Holdings Corp.	75	1,238
Webster Financial Corp.	27	1,368
Wells Fargo & Co.	1,776	85,816
Western Alliance Bancorp[2]	25	1,026
Wintrust Financial Corp.	17	1,145
Zions Bancorp NA	70	3,179
Total Banks		255,682
Capital Goods—6.5%
A.O. Smith Corp.	32	1,706
Acuity Brands, Inc.	19	2,280
AECOM[2]	109	3,234
AGCO Corp.	43	2,991
Air Lease Corp.	64	2,198
Allegion PLC[1]	25	2,268
Allison Transmission Holdings, Inc.	58	2,605

	Shares	Value
Capital Goods (Continued)
Arconic, Inc.	231	$4,414
Arcosa, Inc.	26	794
BWX Technologies, Inc.	17	843
Carlisle Cos., Inc.	23	2,820
Colfax Corp.[1,2]	36	1,069
Crane Co.	19	1,608
Cummins, Inc.	88	13,893
Curtiss-Wright Corp.	14	1,587
Deere & Co.	110	17,582
Donaldson Co., Inc.[1]	34	1,702
Dover Corp.	68	6,378
Eaton Corp. PLC	230	18,529
Flowserve Corp.	39	1,760
Fluor Corp.	91	3,349
Fortune Brands Home & Security, Inc.	62	2,952
General Dynamics Corp.	99	16,759
Graco, Inc.	34	1,684
HD Supply Holdings, Inc.[2]	115	4,985
Hexcel Corp.	26	1,798
Hubbell, Inc.[1]	21	2,478
Huntington Ingalls Industries, Inc.	21	4,351
IDEX Corp.	14	2,124
Ingersoll-Rand PLC	112	12,090
ITT, Inc.	33	1,914
Jacobs Engineering Group, Inc.	57	4,286
Johnson Controls International PLC	324	11,969
L3 Technologies, Inc.	29	5,985
Lennox International, Inc.	11	2,908
Lincoln Electric Holdings, Inc.	20	1,677
Lockheed Martin Corp.	92	27,615
Masco Corp.	118	4,639
Middleby Corp. (The)[1,2]	18	2,341
MSC Industrial Direct Co., Inc., Class A	14	1,158
Nordson Corp.	14	1,855
nVent Electric PLC	66	1,781
Oshkosh Corp.	38	2,855
Owens Corning	66	3,110
PACCAR, Inc.	206	14,037
Parker-Hannifin Corp.	44	7,551
Pentair PLC	78	3,472
Quanta Services, Inc.	92	3,472
Regal Beloit Corp.	23	1,883
Sensata Technologies Holding PLC[2]	50	2,251
Snap-on, Inc.[1]	24	3,756
Spirit AeroSystems Holdings, Inc., Class A	42	3,844
Stanley Black & Decker, Inc.	64	8,715
Teledyne Technologies, Inc.[2]	8	1,896
Terex Corp.	35	1,125
Textron, Inc.	95	4,813
Timken Co. (The)	33	1,439
Toro Co. (The)	31	2,134
Trinity Industries, Inc.[1]	80	1,738
United Rentals, Inc.[2]	47	5,370
United Technologies Corp.	281	36,218
Univar, Inc.[2]	75	1,662
USG Corp.	28	1,212

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Capital Goods (Continued)
Valmont Industries, Inc.	9	$1,171
W.W. Grainger, Inc.	16	4,815
WABCO Holdings, Inc.[2]	27	3,559
Wabtec Corp.	16	1,180
Watsco, Inc.	9	1,289
WESCO International, Inc.[2]	32	1,696
Xylem, Inc.[1]	43	3,399
Total Capital Goods		340,621
Commercial & Professional Services—1.0%
Clean Harbors, Inc.[2]	21	1,502
Copart, Inc.[1,2]	32	1,939
CoStar Group, Inc.[2]	3	1,399
Equifax, Inc.	30	3,555
KAR Auction Services, Inc.	48	2,463
ManpowerGroup, Inc.	44	3,638
Nielsen Holdings PLC	180	4,261
Republic Services, Inc.	78	6,270
Robert Half International, Inc.	43	2,802
Stericycle, Inc.[1,2]	20	1,088
Waste Management, Inc.	197	20,470
Total Commercial & Professional Services		49,387
Consumer Durables & Apparel—1.4%
Brunswick Corp.	36	1,812
Capri Holdings Ltd.[2]	77	3,523
Carter’s, Inc.[1]	19	1,915
D.R. Horton, Inc.	146	6,042
Garmin Ltd.	60	5,181
Hanesbrands, Inc.	216	3,862
Hasbro, Inc.[1]	47	3,996
Leggett & Platt, Inc.[1]	64	2,702
Lennar Corp., Class A	111	5,449
Mohawk Industries, Inc.[2]	29	3,658
Newell Brands, Inc.[1]	333	5,108
NVR, Inc.[2]	1	2,767
Polaris Industries, Inc.[1]	24	2,026
PulteGroup, Inc.	144	4,026
PVH Corp.	25	3,049
Ralph Lauren Corp.	21	2,723
Skechers U.S.A., Inc., Class A2	56	1,882
Tapestry, Inc.	92	2,989
Tempur Sealy International, Inc.[1,2]	25	1,442
Toll Brothers, Inc.	94	3,403
Whirlpool Corp.	48	6,379
Total Consumer Durables & Apparel		73,934
Consumer Services—1.4%
Aramark	151	4,462
Carnival Corp.	191	9,687
Chipotle Mexican Grill, Inc.[2]	4	2,841
Darden Restaurants, Inc.	52	6,316
Domino's Pizza, Inc.[1]	7	1,807
Dunkin' Brands Group, Inc.[1]	18	1,352
Extended Stay America, Inc.	61	1,095
frontdoor, Inc.[2]	30	1,033
Graham Holdings Co., Class B	4	2,733
Grand Canyon Education, Inc.[2]	10	1,145
H&R Block, Inc.	134	3,208
Hilton Grand Vacations, Inc.[2]	39	1,203
MGM Resorts International	236	6,056

	Shares	Value
Consumer Services (Continued)
Norwegian Cruise Line Holdings Ltd.[2]	109	$5,991
Royal Caribbean Cruises Ltd.	90	10,316
Service Corp. International	83	3,332
ServiceMaster Global Holdings, Inc.[2]	33	1,541
Six Flags Entertainment Corp.	21	1,036
Vail Resorts, Inc.	7	1,521
Wyndham Destinations, Inc.	67	2,713
Wyndham Hotels & Resorts, Inc.	21	1,050
Yum China Holdings, Inc.	110	4,940
Total Consumer Services		75,378
Diversified Financials—7.0%
Affiliated Managers Group, Inc.	26	2,785
AGNC Investment Corp.	246	4,428
Ally Financial, Inc.	297	8,165
American Express Co.	403	44,048
Ameriprise Financial, Inc.	78	9,992
Annaly Capital Management, Inc.	789	7,882
AXA Equitable Holdings, Inc.	79	1,591
Bank of New York Mellon Corp. (The)	348	17,550
Berkshire Hathaway, Inc., Class B2	687	138,011
BGC Partners, Inc., Class A1	176	935
Capital One Financial Corp.	329	26,876
Cboe Global Markets, Inc.	16	1,527
Chimera Investment Corp.	167	3,130
Credit Acceptance Corp.[1,2]	5	2,260
Discover Financial Services	227	16,153
Evercore, Inc., Class A	20	1,820
FactSet Research Systems, Inc.[1]	7	1,738
Franklin Resources, Inc.	144	4,772
Interactive Brokers Group, Inc., Class A1	17	882
Invesco Ltd.	231	4,461
Jefferies Financial Group, Inc.	212	3,983
Lazard Ltd., Class A	75	2,710
Legg Mason, Inc.	47	1,286
LPL Financial Holdings, Inc.	34	2,368
MFA Financial, Inc.	162	1,178
Nasdaq, Inc.	31	2,712
Navient Corp.	178	2,059
New Residential Investment Corp.	99	1,674
Northern Trust Corp.	63	5,696
OneMain Holdings, Inc.	52	1,651
Raymond James Financial, Inc.	52	4,181
Santander Consumer USA Holdings, Inc.	80	1,690
SEI Investments Co.	27	1,411
State Street Corp.	219	14,412
Synchrony Financial	513	16,365
Two Harbors Investment Corp.	117	1,583
Voya Financial, Inc.[1]	53	2,648
Total Diversified Financials		366,613
Energy—6.9%
Antero Resources Corp.[1,2]	146	1,289
Apache Corp.[1]	235	8,145
Cabot Oil & Gas Corp.	63	1,644
Chesapeake Energy Corp.[1,2]	793	2,458
Chevron Corp.	693	85,364
Cimarex Energy Co.	39	2,726
CNX Resources Corp.[2]	130	1,400

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Energy (Continued)
Devon Energy Corp.	269	$8,490
Diamondback Energy, Inc.	26	2,640
EQT Corp.	85	1,763
Equitrans Midstream Corp.	68	1,481
Exxon Mobil Corp.	1,821	147,137
HollyFrontier Corp.	75	3,695
Marathon Petroleum Corp.	443	26,514
Murphy Oil Corp.[1]	77	2,256
Parsley Energy, Inc., Class A2	45	868
PBF Energy, Inc., Class A	77	2,398
Phillips 66	263	25,030
QEP Resources, Inc.[2]	158	1,231
Range Resources Corp.	110	1,236
Targa Resources Corp.	51	2,119
Transocean Ltd.[2]	100	871
Valero Energy Corp.	284	24,092
Williams Cos., Inc. (The)	255	7,324
Total Energy		362,171
Food & Staples Retailing—4.4%
Casey's General Stores, Inc.[1]	26	3,348
Costco Wholesale Corp.	246	59,567
Kroger Co. (The)	583	14,342
Sprouts Farmers Market, Inc.[1,2]	83	1,788
Sysco Corp.	270	18,025
US Foods Holding Corp.[2]	140	4,887
Walgreens Boots Alliance, Inc.	582	36,823
Walmart, Inc.	959	93,531
Total Food & Staples Retailing		232,311
Food, Beverage & Tobacco—4.2%
Archer-Daniels-Midland Co.	366	15,786
Bunge Ltd.	89	4,723
Campbell Soup Co.	110	4,194
Conagra Brands, Inc.	176	4,882
Flowers Foods, Inc.[1]	70	1,492
General Mills, Inc.	294	15,214
Hain Celestial Group, Inc. (The)[1,2]	42	971
Hershey Co. (The)	44	5,053
Hormel Foods Corp.	85	3,805
Ingredion, Inc.	38	3,598
JM Smucker Co. (The)[1]	66	7,689
Kellogg Co.	105	6,025
Lamb Weston Holdings, Inc.	34	2,548
McCormick & Co., Inc.	32	4,820
Molson Coors Brewing Co., Class B	107	6,383
PepsiCo, Inc.	522	63,971
Philip Morris International, Inc.	544	48,084
Post Holdings, Inc.[2]	24	2,626
TreeHouse Foods, Inc.[1,2]	31	2,001
Tyson Foods, Inc., Class A	191	13,261
Total Food, Beverage & Tobacco		217,126
Health Care Equipment & Services—7.1%
Acadia Healthcare Co., Inc.[1,2]	46	1,348
AmerisourceBergen Corp.	99	7,872
Anthem, Inc.	157	45,056
Cardinal Health, Inc.	209	10,063
Centene Corp.[2]	248	13,169
Cigna Corp.	234	37,632
Cooper Cos., Inc. (The)	10	2,962

	Shares	Value
Health Care Equipment & Services (Continued)
Covetrus, Inc.[1,2]	30	$955
CVS Health Corp.	709	38,236
DaVita, Inc.[2]	81	4,397
Encompass Health Corp.	43	2,511
HCA Healthcare, Inc.	183	23,860
Henry Schein, Inc.[1,2]	76	4,568
Hill-Rom Holdings, Inc.	15	1,588
Hologic, Inc.[1,2]	66	3,194
Humana, Inc.	86	22,876
Laboratory Corp. of America Holdings[2]	38	5,813
McKesson Corp.	127	14,867
MEDNAX, Inc.[2]	51	1,386
Molina Healthcare, Inc.[2]	31	4,401
Quest Diagnostics, Inc.	53	4,766
STERIS PLC	19	2,433
UnitedHealth Group, Inc.	392	96,926
Universal Health Services, Inc., Class B	50	6,689
Varian Medical Systems, Inc.[2]	15	2,126
Veeva Systems, Inc., Class A2	16	2,030
WellCare Health Plans, Inc.[1,2]	28	7,553
West Pharmaceutical Services, Inc.	14	1,543
Total Health Care Equipment & Services		370,820
Household & Personal Products—2.9%
Church & Dwight Co., Inc.	67	4,772
Clorox Co. (The)	38	6,097
Energizer Holdings, Inc.[1]	21	944
Herbalife Nutrition Ltd.[1,2]	38	2,014
Kimberly-Clark Corp.	155	19,205
Nu Skin Enterprises, Inc., Class A	18	861
Procter & Gamble Co. (The)	1,114	115,912
Spectrum Brands Holdings, Inc.[1]	14	767
Total Household & Personal Products		150,572
Insurance—5.2%
Aflac, Inc.	485	24,250
Alleghany Corp.[2]	4	2,450
Allstate Corp. (The)	229	21,567
American Financial Group, Inc.	45	4,329
Arch Capital Group Ltd.[2]	180	5,818
Arthur J. Gallagher & Co.	63	4,920
Assurant, Inc.	33	3,132
Assured Guaranty Ltd.	72	3,199
Athene Holding Ltd., Class A2	96	3,917
Brighthouse Financial, Inc.[2]	61	2,214
Brown & Brown, Inc.	54	1,594
Chubb Ltd.	206	28,856
Cincinnati Financial Corp.	64	5,498
Everest Re Group Ltd.	22	4,751
Fidelity National Financial, Inc.	129	4,715
First American Financial Corp.	61	3,142
Hanover Insurance Group, Inc. (The)	25	2,854
Lincoln National Corp.	102	5,987
Loews Corp.	178	8,532
MetLife, Inc.	615	26,181
Old Republic International Corp.	171	3,577
Principal Financial Group, Inc.[1]	196	9,837
Progressive Corp. (The)	275	19,825
Prudential Financial, Inc.	302	27,748

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Insurance (Continued)
Reinsurance Group of America, Inc.	44	$6,247
RenaissanceRe Holdings Ltd.	15	2,152
Torchmark Corp.	71	5,818
Travelers Cos., Inc. (The)	150	20,574
Unum Group	143	4,838
W.R. Berkley Corp.[1]	46	3,897
White Mountains Insurance Group Ltd.	2	1,851
Total Insurance		274,270
Materials—3.3%
Albemarle Corp.[1]	24	1,967
Alcoa Corp.[1,2]	112	3,154
AptarGroup, Inc.	19	2,021
Ashland Global Holdings, Inc.	17	1,328
Avery Dennison Corp.	37	4,181
Axalta Coating Systems Ltd.[2]	63	1,588
Ball Corp.	173	10,010
Bemis Co., Inc.[1]	39	2,164
Berry Global Group, Inc.[2]	84	4,525
Cabot Corp.	31	1,290
Celanese Corp.	46	4,536
CF Industries Holdings, Inc.	85	3,475
Chemours Co. (The)	97	3,604
Crown Holdings, Inc.[2]	87	4,748
Domtar Corp.	27	1,341
Eagle Materials, Inc.	12	1,012
Eastman Chemical Co.	78	5,919
FMC Corp.	39	2,996
Freeport-McMoRan, Inc.	900	11,601
Graphic Packaging Holding Co.	165	2,084
Huntsman Corp.	144	3,239
International Flavors & Fragrances, Inc.	20	2,576
International Paper Co.	199	9,208
LyondellBasell Industries NV, Class A	202	16,984
Mosaic Co. (The)	143	3,905
Newmont Mining Corp.	187	6,689
Nucor Corp.	150	8,752
Olin Corp.[1]	90	2,083
Owens-Illinois, Inc.	112	2,126
Packaging Corp. of America	38	3,776
PPG Industries, Inc.	104	11,738
Reliance Steel & Aluminum Co.	41	3,701
RPM International, Inc.[1]	44	2,554
Scotts Miracle-Gro Co., (The)[1]	15	1,179
Sealed Air Corp.	51	2,349
Silgan Holdings, Inc.	49	1,452
Sonoco Products Co.[1]	40	2,461
Steel Dynamics, Inc.	102	3,597
United States Steel Corp.[1]	118	2,300
Westlake Chemical Corp.	16	1,086
WestRock Co.	146	5,599
WR Grace & Co.	18	1,405
Total Materials		172,303
Media & Entertainment—5.2%
AMC Networks, Inc., Class A1,2	30	1,703
CBS Corp., Class B	114	5,418
Charter Communications, Inc., Class A2	100	34,691
Cinemark Holdings, Inc.[1]	61	2,439

	Shares	Value
Media & Entertainment (Continued)
Comcast Corp., Class A	2,715	$108,546
Discovery, Inc., Class A1,2	72	1,946
Discovery, Inc., Class C2	98	2,491
DISH Network Corp., Class A1,2	147	4,658
Fox Corp., Class B2	45	1,615
IAC/InterActiveCorp[2]	19	3,992
Interpublic Group of Cos., Inc. (The)	214	4,496
Liberty Broadband Corp., Class C2	33	3,027
Liberty Media Corp.-Liberty SiriusXM, Class A2	28	1,069
Liberty Media Corp.-Liberty SiriusXM, Class C2	56	2,141
Lions Gate Entertainment Corp., Class B	51	770
Live Nation Entertainment, Inc.[1,2]	44	2,796
Omnicom Group, Inc.[1]	138	10,073
Sirius XM Holdings, Inc.[1]	248	1,406
Take-Two Interactive Software, Inc.[2]	13	1,227
Viacom, Inc., Class B	245	6,877
Walt Disney Co. (The)	651	72,281
Total Media & Entertainment		273,662
Pharmaceuticals, Biotechnology & Life Sciences—3.2%
Amgen, Inc.	272	51,675
Biogen, Inc.[2]	70	16,547
Catalent, Inc.[2]	30	1,218
Celgene Corp.[2]	310	29,245
Charles River Laboratories International, Inc.[2]	13	1,888
Gilead Sciences, Inc.	806	52,398
Jazz Pharmaceuticals PLC[2]	14	2,001
Mylan NV2	227	6,433
PerkinElmer, Inc.[1]	26	2,505
Perrigo Co. PLC[1]	32	1,541
United Therapeutics Corp.[2]	24	2,817
Total Pharmaceuticals, Biotechnology & Life Sciences		168,268
Real Estate—1.4%
Alexandria Real Estate Equities, Inc.	11	1,568
Apple Hospitality REIT, Inc.	71	1,157
Brixmor Property Group, Inc.	136	2,498
Camden Property Trust	15	1,522
CBRE Group, Inc., Class A2	136	6,725
Duke Realty Corp.	57	1,743
EPR Properties	23	1,769
Equity LifeStyle Properties, Inc.	13	1,486
Extra Space Storage, Inc.	25	2,548
Federal Realty Investment Trust	12	1,654
Gaming and Leisure Properties, Inc.	61	2,353
HCP, Inc.	126	3,944
Highwoods Properties, Inc.	25	1,169
Hospitality Properties Trust	70	1,842
Host Hotels & Resorts, Inc.	218	4,120
Iron Mountain, Inc.[1]	74	2,624
Jones Lang LaSalle, Inc.	26	4,009
Kimco Realty Corp.	129	2,386
Lamar Advertising Co., Class A1	25	1,982
Liberty Property Trust	31	1,501
Macerich Co. (The)[1]	21	910
Medical Properties Trust, Inc.	114	2,110
Mid-America Apartment Communities, Inc.	23	2,515
National Retail Properties, Inc.	30	1,662

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Real Estate (Continued)
Omega Healthcare Investors, Inc.	45	$1,717
Outfront Media, Inc.	59	1,381
Park Hotels & Resorts, Inc.	76	2,362
Realogy Holdings Corp.[1]	88	1,003
Regency Centers Corp.	21	1,417
Retail Properties of America, Inc., Class A	108	1,317
Senior Housing Properties Trust	76	895
SL Green Realty Corp.	14	1,259
UDR, Inc.	33	1,500
VEREIT, Inc.	207	1,733
Weingarten Realty Investors	50	1,469
WP Carey, Inc.	25	1,958
Total Real Estate		73,808
Retailing—5.1%
Advance Auto Parts, Inc.	30	5,116
AutoNation, Inc.[1,2]	38	1,357
AutoZone, Inc.[2]	14	14,338
Best Buy Co., Inc.	164	11,654
Burlington Stores, Inc.[1,2]	21	3,290
CarMax, Inc.[1,2]	79	5,514
Dick’s Sporting Goods, Inc.[1]	54	1,988
Dollar General Corp.	137	16,344
Dollar Tree, Inc.[2]	130	13,655
eBay, Inc.	334	12,405
Expedia Group, Inc.[1]	42	4,998
Foot Locker, Inc.	74	4,485
Gap, Inc. (The)	146	3,822
Genuine Parts Co.	75	8,402
Kohl's Corp.	114	7,840
L Brands, Inc.	158	4,358
LKQ Corp.[2]	137	3,888
Lowe's Cos., Inc.	361	39,519
Macy's, Inc.	212	5,094
Michaels Cos., Inc. (The)[1,2]	75	857
Nordstrom, Inc.[1]	81	3,595
O'Reilly Automotive, Inc.[2]	28	10,872
Penske Automotive Group, Inc.[1]	25	1,116
Pool Corp.[1]	9	1,485
Qurate Retail, Inc.[2]	151	2,413
Ross Stores, Inc.	122	11,358
Target Corp.	373	29,937
TJX Cos., Inc. (The)	440	23,412
Tractor Supply Co.	53	5,181
Ulta Beauty, Inc.[2]	16	5,580
Urban Outfitters, Inc.[2]	30	889
Williams-Sonoma, Inc.[1]	51	2,870
Total Retailing		267,632
Semiconductors & Semiconductor Equipment—4.9%
Applied Materials, Inc.	622	24,669
Cypress Semiconductor Corp.	81	1,209
First Solar, Inc.[1,2]	44	2,325
Intel Corp.	2,822	151,541
KLA-Tencor Corp.	72	8,598
Marvell Technology Group Ltd.	170	3,381
Micron Technology, Inc.[2]	980	40,503
MKS Instruments, Inc.	28	2,605
ON Semiconductor Corp.[2]	271	5,574

	Shares	Value
Semiconductors & Semiconductor Equipment (Continued)
Qorvo, Inc.[2]	42	$3,013
Skyworks Solutions, Inc.	101	8,331
Teradyne, Inc.	122	4,860
Versum Materials, Inc.	29	1,459
Total Semiconductors & Semiconductor Equipment		258,068
Software & Services—4.4%
Alliance Data Systems Corp.	32	5,599
Amdocs Ltd.	74	4,004
Aspen Technology, Inc.[2]	14	1,460
Booz Allen Hamilton Holding Corp.	62	3,605
Cadence Design Systems, Inc.[2]	54	3,430
CDK Global, Inc.	48	2,823
Conduent, Inc.[2]	86	1,189
CoreLogic, Inc.[2]	26	969
DXC Technology Co.	304	19,550
EPAM Systems, Inc.[2]	12	2,030
Euronet Worldwide, Inc.[1,2]	18	2,567
Fair Isaac Corp.[2]	10	2,716
First Data Corp., Class A2	179	4,702
Fortinet, Inc.[2]	33	2,771
Gartner, Inc.[1,2]	12	1,820
Genpact Ltd.	50	1,759
GoDaddy, Inc., Class A2	20	1,504
International Business Machines Corp.	909	128,260
Jack Henry & Associates, Inc.	11	1,526
Leidos Holdings, Inc.	100	6,409
LogMeIn, Inc.	11	881
Manhattan Associates, Inc.[1,2]	25	1,378
PTC, Inc.[2]	13	1,198
Sabre Corp.	101	2,160
Splunk, Inc.[1,2]	11	1,371
Square, Inc., Class A1,2	25	1,873
SS&C Technologies Holdings, Inc.	46	2,930
Symantec Corp.	287	6,598
Teradata Corp.[2]	46	2,008
Tyler Technologies, Inc.[2]	6	1,226
Ultimate Software Group, Inc. (The)[2]	4	1,320
VMware, Inc., Class A1	21	3,791
Western Union Co. (The)	163	3,011
Workday, Inc., Class A1,2	12	2,314
Total Software & Services		230,752
Technology Hardware & Equipment—2.8%
ARRIS International PLC[2]	159	5,026
Arrow Electronics, Inc.[2]	56	4,315
Avnet, Inc.	55	2,385
CDW Corp.	120	11,564
Cognex Corp.[1]	25	1,272
Coherent, Inc.[1,2]	10	1,417
CommScope Holding Co., Inc.[2]	149	3,238
EchoStar Corp., Class A2	34	1,239
F5 Networks, Inc.[2]	26	4,080
FLIR Systems, Inc.	24	1,142
Hewlett Packard Enterprise Co.	1,733	26,740
HP, Inc.	1,733	33,672
IPG Photonics Corp.[1,2]	5	759
Jabil, Inc.	116	3,084

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Technology Hardware & Equipment (Continued)
Juniper Networks, Inc.	310	$8,206
Keysight Technologies, Inc.[2]	23	2,006
Littelfuse, Inc.	5	912
Motorola Solutions, Inc.	84	11,795
NCR Corp.[1,2]	133	3,630
Trimble, Inc.[1,2]	52	2,101
Western Digital Corp.	226	10,862
Xerox Corp.	125	3,998
Zebra Technologies Corp., Class A2	11	2,305
Total Technology Hardware & Equipment		145,748
Telecommunication Services—5.7%
AT&T, Inc.	4,174	130,897
CenturyLink, Inc.[1]	568	6,810
Sprint Corp.[2]	439	2,480
Telephone & Data Systems, Inc.	62	1,905
T-Mobile US, Inc.[2]	189	13,060
Verizon Communications, Inc.	2,355	139,251
Zayo Group Holdings, Inc.[2]	51	1,450
Total Telecommunication Services		295,853
Transportation—2.4%
Alaska Air Group, Inc.[1]	83	4,658
AMERCO	4	1,486
American Airlines Group, Inc.[1]	292	9,274
C.H. Robinson Worldwide, Inc.	61	5,306
Copa Holdings SA, Class A	21	1,693
Delta Air Lines, Inc.	434	22,416
Expeditors International of Washington, Inc.	45	3,416
FedEx Corp.	118	21,406
Genesee & Wyoming, Inc., Class A2	23	2,004
JB Hunt Transport Services, Inc.	31	3,140
JetBlue Airways Corp.[2]	219	3,583
Kansas City Southern	36	4,175
Kirby Corp.[1,2]	30	2,253
Landstar System, Inc.	12	1,313
Macquarie Infrastructure Corp.	43	1,772
Old Dominion Freight Line, Inc.	12	1,733
Ryder System, Inc.	36	2,232
Southwest Airlines Co.	315	16,352
United Continental Holdings, Inc.[2]	173	13,802
XPO Logistics, Inc.[1,2]	49	2,633
Total Transportation		124,647
Utilities—6.8%
AES Corp.	373	6,744
Alliant Energy Corp.	92	4,336
Ameren Corp.	122	8,973
American Electric Power Co., Inc.	247	20,686
American Water Works Co., Inc.	57	5,943
Aqua America, Inc.[1]	41	1,494
Atmos Energy Corp.	35	3,603
CenterPoint Energy, Inc.[1]	264	8,105
CMS Energy Corp.	138	7,664
Consolidated Edison, Inc.	210	17,810
Dominion Energy, Inc.	320	24,531
DTE Energy Co.	99	12,349
Duke Energy Corp.	346	31,140
Edison International	188	11,641
Entergy Corp.	115	10,997
Eversource Energy	144	10,217

	Shares	Value
Utilities (Continued)
Exelon Corp.	650	$32,584
FirstEnergy Corp.	190	7,906
Hawaiian Electric Industries, Inc.[1]	54	2,202
MDU Resources Group, Inc.	89	2,299
National Fuel Gas Co.	43	2,621
NiSource, Inc.[1]	104	2,981
NRG Energy, Inc.	187	7,944
OGE Energy Corp.	86	3,708
PG&E Corp.[2]	353	6,283
Pinnacle West Capital Corp.	54	5,161
PPL Corp.[1]	408	12,950
Public Service Enterprise Group, Inc.	193	11,466
Sempra Energy	127	15,984
Southern Co. (The)	413	21,344
UGI Corp.	87	4,822
Vistra Energy Corp.	132	3,436
WEC Energy Group, Inc.	132	10,439
Xcel Energy, Inc.	257	14,446
Total Utilities		354,809
Total Common Stocks
(Cost $5,116,296)		5,224,329

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[3]
(Cost $6,396)	6,396	6,396

Investment of Cash Collateral for Securities Loaned—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[3]
(Cost $3,605)	3,605	3,605
Total Investments—100.0% (Cost $5,126,297)		5,234,330
Other Assets in Excess of Liabilities—0.0%[4]		1,570
Net Assets—100.0%		$5,235,900

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Value Factor ETF

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $307,614; total value of the collateral held by the Fund was $314,204. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $310,599.
2.	Non-income producing security.
3.	Rate shown represents annualized 7-day yield as of March 31, 2019.
4.	Less than 0.05%.

Schedule of Investments March 31, 2019 Unaudited

Oppenheimer Russell 1000® Low Volatility Factor ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—0.3%
Ford Motor Co.	874	$7,674
Garrett Motion, Inc.[1]	26	383
General Motors Co.	292	10,833
Total Automobiles & Components		18,890
Banks—6.3%
Bank of America Corp.	2,171	59,898
BB&T Corp.[2]	245	11,400
Citigroup, Inc.	644	40,069
Commerce Bancshares, Inc.	31	1,800
Fifth Third Bancorp	174	4,388
First Republic Bank[2]	43	4,320
JPMorgan Chase & Co.	1,021	103,356
M&T Bank Corp.	45	7,066
People's United Financial, Inc.[2]	116	1,907
PNC Financial Services Group, Inc. (The)	148	18,154
SunTrust Banks, Inc.	124	7,347
U.S. Bancorp	532	25,637
Wells Fargo & Co.	1,332	64,362
Total Banks		349,704
Capital Goods—7.8%
3M Co.	196	40,725
AMETEK, Inc.	77	6,389
Boeing Co. (The)	145	55,306
Caterpillar, Inc.	135	18,291
Cummins, Inc.	38	5,999
Deere & Co.	90	14,386
Eaton Corp. PLC	116	9,345
Emerson Electric Co.	181	12,393
Fortive Corp.	98	8,221
General Dynamics Corp.	86	14,558
General Electric Co.	2,589	25,864
Harris Corp.	34	5,430
Honeywell International, Inc.	264	41,955
IDEX Corp.	25	3,794
Illinois Tool Works, Inc.	110	15,788
Ingersoll-Rand PLC	69	7,449
Johnson Controls International PLC	250	9,235
L3 Technologies, Inc.	22	4,540
Lockheed Martin Corp.	84	25,213
Northrop Grumman Corp.	51	13,750
PACCAR, Inc.	92	6,269
Parker-Hannifin Corp.	34	5,835
Raytheon Co.	90	16,387
Resideo Technologies, Inc.[1]	43	829
Rockwell Automation, Inc.	35	6,141
Roper Technologies, Inc.	33	11,285
Snap-on, Inc.[2]	17	2,661
Stanley Black & Decker, Inc.	47	6,400
Toro Co. (The)	35	2,409
United Technologies Corp.	272	35,058
Total Capital Goods		431,905
Commercial & Professional Services—0.9%
Cintas Corp.	29	5,861
Copart, Inc.[1,2]	58	3,514
IHS Markit Ltd.[1]	119	6,471
KAR Auction Services, Inc.	42	2,155
Republic Services, Inc.	79	6,350

	Shares	Value
Commercial & Professional Services (Continued)
Verisk Analytics, Inc.	51	$6,783
Waste Management, Inc.	152	15,795
Total Commercial & Professional Services		46,929
Consumer Durables & Apparel—0.7%
NIKE, Inc., Class B	369	31,074
VF Corp.	85	7,387
Total Consumer Durables & Apparel		38,461
Consumer Services—2.1%
Aramark	75	2,216
Carnival Corp.	105	5,326
Hilton Worldwide Holdings, Inc.	71	5,901
Marriott International, Inc., Class A	84	10,507
McDonald's Corp.	280	53,172
Starbucks Corp.	434	32,264
Yum! Brands, Inc.	87	8,683
Total Consumer Services		118,069
Diversified Financials—5.9%
AGNC Investment Corp.	139	2,502
American Express Co.	212	23,172
Annaly Capital Management, Inc.	392	3,916
Bank of New York Mellon Corp. (The)	280	14,120
Berkshire Hathaway, Inc., Class B1	704	141,427
BlackRock, Inc.	35	14,958
Capital One Financial Corp.	129	10,538
Cboe Global Markets, Inc.	32	3,054
CME Group, Inc.	105	17,281
Discover Financial Services	101	7,187
FactSet Research Systems, Inc.[2]	12	2,979
Goldman Sachs Group, Inc. (The)	99	19,007
Intercontinental Exchange, Inc.	175	13,324
Moody's Corp.	50	9,054
MSCI, Inc.	26	5,170
Nasdaq, Inc.	38	3,325
Northern Trust Corp.	58	5,244
S&P Global, Inc.	77	16,212
Starwood Property Trust, Inc.	90	2,011
State Street Corp.	91	5,989
T. Rowe Price Group, Inc.	72	7,209
Total Diversified Financials		327,679
Energy—3.7%
Chevron Corp.	534	65,778
Exxon Mobil Corp.	1,410	113,928
Occidental Petroleum Corp.	199	13,174
Schlumberger Ltd.	326	14,204
Total Energy		207,084
Food & Staples Retailing—1.9%
Costco Wholesale Corp.	143	34,626
Sysco Corp.	158	10,548
US Foods Holding Corp.[1]	66	2,304
Walgreens Boots Alliance, Inc.	220	13,920
Walmart, Inc.	474	46,229
Total Food & Staples Retailing		107,627
Food, Beverage & Tobacco—5.3%
Altria Group, Inc.	636	36,525
Archer-Daniels-Midland Co.	143	6,168
Brown-Forman Corp., Class B2	88	4,645
Coca-Cola Co. (The)	1,386	64,948
Conagra Brands, Inc.	116	3,218
Constellation Brands, Inc., Class A	51	8,942
General Mills, Inc.	199	10,298

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Low Volatility Factor ETF

	Shares	Value
Food, Beverage & Tobacco (Continued)
Hershey Co. (The)	46	$5,282
Hormel Foods Corp.	83	3,715
JM Smucker Co. (The)[2]	35	4,077
Kellogg Co.	83	4,762
Lamb Weston Holdings, Inc.	46	3,447
McCormick & Co., Inc.	41	6,176
Mondelez International, Inc., Class A	468	23,363
PepsiCo, Inc.	514	62,991
Philip Morris International, Inc.	479	42,339
Total Food, Beverage & Tobacco		290,896
Health Care Equipment & Services—6.5%
Abbott Laboratories	526	42,048
Anthem, Inc.	73	20,950
Baxter International, Inc.	160	13,010
Becton Dickinson and Co.	87	21,727
Boston Scientific Corp.[1]	366	14,047
Cerner Corp.[1]	83	4,748
Cigna Corp.	96	15,439
Covetrus, Inc.[1,2]	20	637
CVS Health Corp.	387	20,871
Danaher Corp.	213	28,120
DENTSPLY SIRONA, Inc.	66	3,273
HCA Healthcare, Inc.	69	8,996
Henry Schein, Inc.[1,2]	50	3,005
Laboratory Corp. of America Holdings[1]	33	5,048
Medtronic PLC	461	41,988
Quest Diagnostics, Inc.	42	3,777
Stryker Corp.	116	22,912
Teleflex, Inc.	14	4,230
UnitedHealth Group, Inc.	287	70,964
Varian Medical Systems, Inc.[1]	28	3,968
Zimmer Biomet Holdings, Inc.	58	7,407
Total Health Care Equipment & Services		357,165
Household & Personal Products—2.8%
Church & Dwight Co., Inc.	85	6,055
Clorox Co. (The)	45	7,221
Colgate-Palmolive Co.	299	20,493
Estee Lauder Cos., Inc., (The), Class A	71	11,754
Kimberly-Clark Corp.	120	14,868
Procter & Gamble Co. (The)	918	95,518
Total Household & Personal Products		155,909
Insurance—3.7%
Aflac, Inc.	276	13,800
Alleghany Corp.[1]	5	3,062
Allstate Corp. (The)	121	11,396
American Financial Group, Inc.	26	2,501
American International Group, Inc.	286	12,315
Aon PLC	83	14,168
Arch Capital Group Ltd.[1]	135	4,363
Arthur J. Gallagher & Co.	63	4,920
Brown & Brown, Inc.	80	2,361
Chubb Ltd.	168	23,533
Cincinnati Financial Corp.	52	4,467
Everest Re Group Ltd.	13	2,808
Fidelity National Financial, Inc.	78	2,851
Hartford Financial Services Group, Inc. (The)	118	5,867
Loews Corp.	98	4,697
Markel Corp.[1]	5	4,981

	Shares	Value
Insurance (Continued)
Marsh & McLennan Cos., Inc.	182	$17,090
MetLife, Inc.	202	8,599
Principal Financial Group, Inc.[2]	76	3,814
Progressive Corp. (The)	200	14,418
Prudential Financial, Inc.	109	10,015
Reinsurance Group of America, Inc.	21	2,982
RenaissanceRe Holdings Ltd.	14	2,009
Torchmark Corp.	37	3,032
Travelers Cos., Inc. (The)	93	12,756
W.R. Berkley Corp.[2]	33	2,796
Willis Towers Watson PLC	44	7,729
Total Insurance		203,330
Materials—2.1%
Air Products & Chemicals, Inc.	69	13,176
AptarGroup, Inc.	25	2,660
Avery Dennison Corp.	27	3,051
Ball Corp.	105	6,075
DowDuPont, Inc.	540	28,787
Ecolab, Inc.	87	15,359
International Flavors & Fragrances, Inc.	25	3,220
International Paper Co.	110	5,090
Linde PLC	96	16,889
PPG Industries, Inc.	77	8,691
Sherwin-Williams Co. (The)	25	10,768
Total Materials		113,766
Media & Entertainment—5.7%
Alphabet, Inc., Class A1	75	88,267
Alphabet, Inc., Class C1	79	92,692
Comcast Corp., Class A	1,397	55,852
Fox Corp., Class A1	95	3,487
Fox Corp., Class B1	46	1,650
Omnicom Group, Inc.[2]	73	5,328
Walt Disney Co. (The)	623	69,172
Total Media & Entertainment		316,448
Pharmaceuticals, Biotechnology & Life Sciences—8.1%
Agilent Technologies, Inc.	93	7,475
Amgen, Inc.	161	30,587
Bristol-Myers Squibb Co.	355	16,937
Eli Lilly & Co.	297	38,539
IQVIA Holdings, Inc.[1]	44	6,330
Johnson & Johnson	960	134,198
Merck & Co., Inc.	849	70,611
Mettler-Toledo International, Inc.[1]	8	5,784
Pfizer, Inc.	1,968	83,581
Thermo Fisher Scientific, Inc.	128	35,036
Waters Corp.[1]	23	5,789
Zoetis, Inc.	137	13,792
Total Pharmaceuticals, Biotechnology & Life Sciences		448,659
Real Estate—3.6%
Alexandria Real Estate Equities, Inc.	37	5,275
American Tower Corp.	141	27,785
AvalonBay Communities, Inc.	46	9,234
Boston Properties, Inc.	50	6,694
Camden Property Trust	28	2,842
Crown Castle International Corp.	136	17,408
Digital Realty Trust, Inc.	53	6,307
Duke Realty Corp.	109	3,333

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Low Volatility Factor ETF

	Shares	Value
Real Estate (Continued)
Equinix, Inc.	22	$9,970
Equity LifeStyle Properties, Inc.	28	3,200
Equity Residential	117	8,812
Essex Property Trust, Inc.	21	6,074
Federal Realty Investment Trust	24	3,308
Invitation Homes, Inc.	99	2,409
Mid-America Apartment Communities, Inc.	35	3,827
Park Hotels & Resorts, Inc.	66	2,051
Prologis, Inc.	164	11,800
Public Storage	47	10,236
Realty Income Corp.	84	6,179
Regency Centers Corp.	54	3,644
Simon Property Group, Inc.	99	18,039
Sun Communities, Inc.	24	2,844
UDR, Inc.	84	3,819
Ventas, Inc.	96	6,126
Vornado Realty Trust	54	3,642
Welltower, Inc.	107	8,303
Weyerhaeuser Co.	205	5,400
WP Carey, Inc.	36	2,820
Total Real Estate		201,381
Retailing—2.8%
AutoZone, Inc.[1]	8	8,193
Genuine Parts Co.	44	4,929
Home Depot, Inc. (The)	379	72,726
Lowe's Cos., Inc.	238	26,054
Ross Stores, Inc.	101	9,403
Target Corp.	127	10,193
TJX Cos., Inc. (The)	408	21,710
Total Retailing		153,208
Semiconductors & Semiconductor Equipment—1.9%
Analog Devices, Inc.	100	10,527
Intel Corp.	1,226	65,836
Texas Instruments, Inc.	275	29,170
Total Semiconductors & Semiconductor Equipment		105,533
Software & Services—12.3%
Accenture PLC, Class A	208	36,612
Adobe, Inc.[1]	114	30,380
Amdocs Ltd.	50	2,705
ANSYS, Inc.[1]	24	4,385
Automatic Data Processing, Inc.	148	23,642
Broadridge Financial Solutions, Inc.	38	3,940
Cognizant Technology Solutions Corp., Class A	138	9,998
Fidelity National Information Services, Inc.	107	12,102
Fiserv, Inc.[1,2]	140	12,359
International Business Machines Corp.	299	42,189
Intuit, Inc.	70	18,299
Jack Henry & Associates, Inc.	27	3,746
Mastercard, Inc., Class A	290	68,280
Microsoft Corp.	2,074	244,608
Oracle Corp.	859	46,137
Paychex, Inc.	108	8,662
Synopsys, Inc.[1]	52	5,988
Total System Services, Inc.	47	4,465
VeriSign, Inc.[1]	31	5,628
Visa, Inc., Class A2	559	87,310

	Shares	Value
Software & Services (Continued)
Worldpay, Inc., Class A1	76	$8,626
Total Software & Services		680,061
Technology Hardware & Equipment—6.1%
Amphenol Corp., Class A	98	9,255
Apple, Inc.	1,315	249,784
Cisco Systems, Inc.	1,321	71,321
Motorola Solutions, Inc.	48	6,740
Total Technology Hardware & Equipment		337,100
Telecommunication Services—2.9%
AT&T, Inc.	2,488	78,024
Verizon Communications, Inc.	1,368	80,890
Total Telecommunication Services		158,914
Transportation—1.8%
C.H. Robinson Worldwide, Inc.	41	3,566
Expeditors International of Washington, Inc.	54	4,099
FedEx Corp.	70	12,699
JB Hunt Transport Services, Inc.	26	2,633
Norfolk Southern Corp.	67	12,522
Union Pacific Corp.	219	36,617
United Parcel Service, Inc., Class B	226	25,253
Total Transportation		97,389
Utilities—4.6%
Alliant Energy Corp.	79	3,723
Ameren Corp.	81	5,958
American Electric Power Co., Inc.	167	13,986
American Water Works Co., Inc.	62	6,464
Aqua America, Inc.[2]	60	2,186
Atmos Energy Corp.	37	3,808
CenterPoint Energy, Inc.[2]	132	4,052
CMS Energy Corp.	96	5,332
Consolidated Edison, Inc.	107	9,075
Dominion Energy, Inc.	217	16,635
DTE Energy Co.	63	7,859
Duke Energy Corp.	243	21,870
Edison International	100	6,192
Entergy Corp.	59	5,642
Evergy, Inc.	91	5,283
Eversource Energy	107	7,592
Exelon Corp.	286	14,337
FirstEnergy Corp.	142	5,909
NextEra Energy, Inc.	161	31,124
NiSource, Inc.[2]	113	3,239
PG&E Corp.[1]	151	2,688
Pinnacle West Capital Corp.	44	4,205
PPL Corp.[2]	230	7,300
Public Service Enterprise Group, Inc.	165	9,803
Sempra Energy	89	11,202
Southern Co. (The)	367	18,967
UGI Corp.	56	3,103
WEC Energy Group, Inc.	107	8,462
Xcel Energy, Inc.	177	9,949
Total Utilities		255,945
Total Common Stocks
(Cost $4,966,787)		5,522,052

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Low Volatility Factor ETF

	Shares	Value
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[3]
(Cost $6,149)	6,149	$6,149
Total Investments—99.9% (Cost $4,972,936)		5,528,201
Other Assets in Excess of Liabilities—0.1%		5,101
Net Assets—100.0%		$5,533,302

PLC	-	Public Limited Company

1.	Non-income producing security.
2.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $162,266; total value of the collateral held by the Fund was $165,647. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $165,647.
3.	Rate shown represents annualized 7-day yield as of March 31, 2019.

Schedule of Investments March 31, 2019 Unaudited

Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—0.9%
Adient PLC[1]	164	$2,125
BorgWarner, Inc.	228	8,758
Gentex Corp.	378	7,817
Goodyear Tire & Rubber Co. (The)	347	6,298
Harley-Davidson, Inc.[1]	248	8,844
Lear Corp.	65	8,821
Thor Industries, Inc.	77	4,803
Visteon Corp.[1,2]	49	3,300
Total Automobiles & Components		50,766
Banks—3.5%
Associated Banc-Corp.	263	5,615
Bank of Hawaii Corp.[1]	70	5,521
Bank OZK[1]	190	5,506
BankUnited, Inc.	164	5,478
BOK Financial Corp.[1]	36	2,936
CIT Group, Inc.	192	9,210
Commerce Bancshares, Inc.[1]	134	7,780
Cullen/Frost Bankers, Inc.[1]	75	7,280
East West Bancorp, Inc.	159	7,627
F.N.B. Corp.[1]	516	5,470
First Citizens BancShares, Inc., Class A	12	4,886
First Hawaiian, Inc.	111	2,892
First Horizon National Corp.[1]	462	6,459
New York Community Bancorp, Inc.[1]	696	8,053
PacWest Bancorp	206	7,748
People's United Financial, Inc.[1]	483	7,940
Pinnacle Financial Partners, Inc.[1]	113	6,181
Popular, Inc.	158	8,237
Prosperity Bancshares, Inc.[1]	101	6,975
Signature Bank	72	9,221
Sterling Bancorp[1]	368	6,856
Synovus Financial Corp.	163	5,601
TCF Financial Corp.	261	5,400
Texas Capital Bancshares, Inc.[2]	86	4,695
TFS Financial Corp.	100	1,647
Umpqua Holdings Corp.	331	5,461
Webster Financial Corp.	132	6,688
Western Alliance Bancorp[2]	153	6,279
Wintrust Financial Corp.	84	5,656
Zions Bancorp NA	205	9,309
Total Banks		188,607
Capital Goods—9.8%
A.O. Smith Corp.	166	8,851
Acuity Brands, Inc.	63	7,561
AECOM[2]	239	7,091
AGCO Corp.	110	7,651
Air Lease Corp.	152	5,221
Allegion PLC[1]	125	11,339
Allison Transmission Holdings, Inc.	188	8,445
Arconic, Inc.	566	10,816
Arcosa, Inc.	74	2,261
Armstrong World Industries, Inc.	77	6,115
BWX Technologies, Inc.	137	6,792
Carlisle Cos., Inc.	82	10,055
Colfax Corp.[1,2]	168	4,986
Crane Co.	77	6,516
Curtiss-Wright Corp.	65	7,367

	Shares	Value
Capital Goods (Continued)
Donaldson Co., Inc.[1]	205	$10,262
Dover Corp.	155	14,539
Fastenal Co.[1]	254	16,335
Flowserve Corp.	195	8,802
Fluor Corp.	190	6,992
Fortune Brands Home & Security, Inc.	181	8,617
Gardner Denver Holdings, Inc.[2]	147	4,088
Gates Industrial Corp. PLC[1,2]	71	1,018
Graco, Inc.	225	11,142
HD Supply Holdings, Inc.[2]	252	10,924
HEICO Corp.[1]	46	4,364
HEICO Corp., Class A	98	8,238
Hexcel Corp.	125	8,645
Hubbell, Inc.[1]	79	9,320
Huntington Ingalls Industries, Inc.	49	10,153
IDEX Corp.	82	12,443
ITT, Inc.	148	8,584
Jacobs Engineering Group, Inc.	149	11,203
L3 Technologies, Inc.	64	13,208
Lennox International, Inc.	45	11,898
Lincoln Electric Holdings, Inc.	91	7,632
Masco Corp.	311	12,225
Middleby Corp. (The)[1,2]	85	11,053
MSC Industrial Direct Co., Inc., Class A	72	5,955
Nordson Corp.	80	10,602
nVent Electric PLC	248	6,691
Oshkosh Corp.	117	8,790
Owens Corning	147	6,927
Pentair PLC	205	9,125
Quanta Services, Inc.	238	8,982
Regal Beloit Corp.	73	5,977
Sensata Technologies Holding PLC[2]	203	9,139
Snap-on, Inc.[1]	69	10,800
Spirit AeroSystems Holdings, Inc., Class A	128	11,716
Teledyne Technologies, Inc.[2]	47	11,139
Terex Corp.	134	4,305
Timken Co. (The)	114	4,973
Toro Co. (The)	148	10,188
Trinity Industries, Inc.[1]	223	4,846
United Rentals, Inc.[2]	81	9,254
Univar, Inc.[2]	189	4,188
USG Corp.	118	5,109
Valmont Industries, Inc.	45	5,855
WABCO Holdings, Inc.[2]	74	9,755
Wabtec Corp.	99	7,298
Watsco, Inc.	46	6,588
Welbilt, Inc.[1,2]	228	3,735
WESCO International, Inc.[2]	92	4,877
Xylem, Inc.[1]	169	13,358
Total Capital Goods		532,924
Commercial & Professional Services—2.0%
ADT, Inc.	155	990
Clean Harbors, Inc.[2]	89	6,366
Copart, Inc.[1,2]	190	11,512
CoStar Group, Inc.[2]	33	15,392
Equifax, Inc.	106	12,561
KAR Auction Services, Inc.	179	9,185

Schedule of Investments March 31, 2019 Unaudited

Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Commercial & Professional Services (Continued)
ManpowerGroup, Inc.	100	$8,269
Nielsen Holdings PLC	377	8,924
Robert Half International, Inc.	153	9,969
Rollins, Inc.[1]	151	6,285
Stericycle, Inc.[1,2]	123	6,694
TransUnion	174	11,630
Total Commercial & Professional Services		107,777
Consumer Durables & Apparel—3.9%
Brunswick Corp.	128	6,442
Capri Holdings Ltd.[2]	172	7,869
Carter’s, Inc.[1]	70	7,055
Columbia Sportswear Co.	44	4,584
D.R. Horton, Inc.	269	11,131
Garmin Ltd.	137	11,830
Hanesbrands, Inc.[1]	523	9,351
Hasbro, Inc.[1]	129	10,968
Leggett & Platt, Inc.[1]	195	8,233
Lululemon Athletica, Inc.[2]	93	15,240
Mattel, Inc.[1,2]	536	6,968
Mohawk Industries, Inc.[2]	51	6,434
Newell Brands, Inc.[1]	490	7,517
NVR, Inc.[2]	4	11,068
Polaris Industries, Inc.[1]	86	7,261
PulteGroup, Inc.	333	9,311
PVH Corp.	79	9,634
Ralph Lauren Corp.	72	9,337
Skechers U.S.A., Inc., Class A2	233	7,831
Tapestry, Inc.	284	9,227
Tempur Sealy International, Inc.[1,2]	82	4,729
Toll Brothers, Inc.	202	7,312
Under Armour, Inc., Class A2	304	6,426
Under Armour, Inc., Class C1,2	328	6,189
Whirlpool Corp.	76	10,100
Total Consumer Durables & Apparel		212,047
Consumer Services—3.8%
Aramark	278	8,215
Bright Horizons Family Solutions, Inc.[2]	83	10,550
Caesars Entertainment Corp.[1,2]	724	6,292
Chipotle Mexican Grill, Inc.[2]	25	17,758
Choice Hotels International, Inc.	54	4,198
Darden Restaurants, Inc.	130	15,791
Domino's Pizza, Inc.[1]	45	11,614
Dunkin' Brands Group, Inc.[1]	124	9,312
Extended Stay America, Inc.	364	6,534
frontdoor, Inc.[2]	101	3,476
Graham Holdings Co., Class B	8	5,465
Grand Canyon Education, Inc.[2]	77	8,817
H&R Block, Inc.	305	7,302
Hilton Grand Vacations, Inc.[2]	175	5,399
Hyatt Hotels Corp., Class A	75	5,443
Norwegian Cruise Line Holdings Ltd.[2]	204	11,212
Service Corp. International	270	10,840
ServiceMaster Global Holdings, Inc.[2]	174	8,126
Six Flags Entertainment Corp.	112	5,527
Vail Resorts, Inc.	45	9,779
Wendy’s Co. (The)[1]	309	5,528
Wyndham Destinations, Inc.	151	6,114

	Shares	Value
Consumer Services (Continued)
Wyndham Hotels & Resorts, Inc.	141	$7,049
Yum China Holdings, Inc.	319	14,326
Total Consumer Services		204,667
Diversified Financials—4.6%
Affiliated Managers Group, Inc.	71	7,605
AGNC Investment Corp.	577	10,386
Ally Financial, Inc.	496	13,635
Annaly Capital Management, Inc.	1,182	11,808
AXA Equitable Holdings, Inc.	135	2,719
BGC Partners, Inc., Class A1	446	2,368
Cboe Global Markets, Inc.	117	11,166
Chimera Investment Corp.	313	5,866
Credit Acceptance Corp.[2]	15	6,779
Eaton Vance Corp.[1]	161	6,490
Evercore, Inc., Class A	64	5,824
FactSet Research Systems, Inc.	48	11,917
Interactive Brokers Group, Inc., Class A1	106	5,499
Invesco Ltd.	460	8,882
Jefferies Financial Group, Inc.	418	7,854
Lazard Ltd., Class A	165	5,963
Legg Mason, Inc.	143	3,914
LPL Financial Holdings, Inc.	125	8,706
MarketAxess Holdings, Inc.[1]	46	11,320
MFA Financial, Inc.	681	4,951
Morningstar, Inc.	28	3,528
MSCI, Inc.	74	14,714
Nasdaq, Inc.	95	8,311
Navient Corp.	434	5,021
New Residential Investment Corp.	478	8,083
OneMain Holdings, Inc.	121	3,842
Raymond James Financial, Inc.	114	9,167
Santander Consumer USA Holdings, Inc.	160	3,381
SEI Investments Co.	147	7,681
SLM Corp.	715	7,086
Starwood Property Trust, Inc.	397	8,873
Two Harbors Investment Corp.	360	4,871
Virtu Financial, Inc., Class A1	67	1,591
Voya Financial, Inc.[1]	202	10,092
Total Diversified Financials		249,893
Energy—3.4%
Antero Resources Corp.[1,2]	344	3,038
Apache Corp.[1]	309	10,710
Apergy Corp.[2]	131	5,379
Baker Hughes a GE Co.[1]	386	10,700
Cabot Oil & Gas Corp.	512	13,363
Centennial Resource Development, Inc., Class A1,2	286	2,514
Cheniere Energy, Inc.[2]	171	11,690
Chesapeake Energy Corp.[1,2]	1,516	4,700
Cimarex Energy Co.	112	7,829
CNX Resources Corp.[2]	359	3,866
Continental Resources, Inc.[2]	42	1,880
Diamondback Energy, Inc.	186	18,885
EQT Corp.	249	5,164
Equitrans Midstream Corp.	199	4,334
Extraction Oil & Gas, Inc.[2]	191	808
Helmerich & Payne, Inc.	140	7,778

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Energy (Continued)
HollyFrontier Corp.	144	$7,095
Kosmos Energy Ltd.	408	2,542
Murphy Oil Corp.[1]	245	7,178
Nabors Industries Ltd.[1]	600	2,064
Parsley Energy, Inc., Class A2	324	6,253
Patterson-UTI Energy, Inc.[1]	343	4,809
PBF Energy, Inc., Class A	167	5,200
QEP Resources, Inc.[2]	410	3,194
Range Resources Corp.	344	3,867
RPC, Inc.	95	1,084
SM Energy Co.[1]	192	3,358
Targa Resources Corp.	230	9,556
Transocean Ltd.[2]	621	5,409
Weatherford International PLC[2]	1,681	1,173
Whiting Petroleum Corp.[1,2]	139	3,633
WPX Energy, Inc.[2]	523	6,857
Total Energy		185,910
Food & Staples Retailing—0.4%
Casey's General Stores, Inc.[1]	62	7,984
Sprouts Farmers Market, Inc.[1,2]	254	5,471
US Foods Holding Corp.[2]	276	9,635
Total Food & Staples Retailing		23,090
Food, Beverage & Tobacco—2.7%
Brown-Forman Corp., Class A	23	1,177
Bunge Ltd.	169	8,969
Campbell Soup Co.	195	7,435
Conagra Brands, Inc.	431	11,956
Flowers Foods, Inc.[1]	287	6,119
Hain Celestial Group, Inc. (The)[1,2]	167	3,861
Hershey Co. (The)	127	14,583
Hormel Foods Corp.	179	8,012
Ingredion, Inc.	95	8,996
JM Smucker Co. (The)	113	13,164
Lamb Weston Holdings, Inc.	183	13,714
McCormick & Co., Inc.	122	18,377
Molson Coors Brewing Co., Class B	184	10,976
Post Holdings, Inc.[2]	99	10,831
TreeHouse Foods, Inc.[1,2]	108	6,971
Total Food, Beverage & Tobacco		145,141
Health Care Equipment & Services—5.3%
Acadia Healthcare Co., Inc.[1,2]	145	4,250
Cantel Medical Corp.	58	3,880
Chemed Corp.	23	7,362
Cooper Cos., Inc. (The)	52	15,401
Covetrus, Inc.[1,2]	65	2,070
DaVita, Inc.[2]	135	7,329
DENTSPLY SIRONA, Inc.	266	13,191
DexCom, Inc.[1,2]	116	13,816
Encompass Health Corp.	137	8,001
Henry Schein, Inc.[1,2]	163	9,798
Hill-Rom Holdings, Inc.	94	9,951
Hologic, Inc.[1,2]	294	14,230
ICU Medical, Inc.[2]	22	5,265
Insulet Corp.[1,2]	92	8,748
Integra LifeSciences Holdings Corp.[2]	106	5,906
Masimo Corp.[2]	68	9,403
MEDNAX, Inc.[2]	147	3,994
Molina Healthcare, Inc.[2]	96	13,628

	Shares	Value
Health Care Equipment & Services (Continued)
Penumbra, Inc.[1,2]	45	$6,615
Premier, Inc., Class A2	113	3,897
Quest Diagnostics, Inc.	128	11,510
ResMed, Inc.	118	12,268
STERIS PLC	100	12,803
Teleflex, Inc.	44	13,295
Universal Health Services, Inc., Class B	94	12,574
Varian Medical Systems, Inc.[2]	107	15,164
Veeva Systems, Inc., Class A2	169	21,439
WellCare Health Plans, Inc.[1,2]	50	13,488
West Pharmaceutical Services, Inc.	99	10,910
Total Health Care Equipment & Services		290,186
Household & Personal Products—0.8%
Church & Dwight Co., Inc.	247	17,594
Coty, Inc., Class A1	566	6,509
Energizer Holdings, Inc.[1]	110	4,942
Herbalife Nutrition Ltd.[1,2]	136	7,207
Nu Skin Enterprises, Inc., Class A	94	4,499
Total Household & Personal Products		40,751
Insurance—4.6%
Alleghany Corp.[2]	18	11,023
American Financial Group, Inc.	81	7,793
American National Insurance Co.	13	1,571
Arch Capital Group Ltd.[2]	428	13,833
Arthur J. Gallagher & Co.	176	13,746
Assurant, Inc.	81	7,688
Assured Guaranty Ltd.	180	7,997
Athene Holding Ltd., Class A2	234	9,547
Axis Capital Holdings Ltd.	127	6,957
Brighthouse Financial, Inc.[2]	188	6,823
Brown & Brown, Inc.	295	8,705
Cincinnati Financial Corp.	156	13,400
CNA Financial Corp.	26	1,127
Erie Indemnity Co., Class A	37	6,605
Everest Re Group Ltd.	47	10,150
Fidelity National Financial, Inc.	290	10,600
First American Financial Corp.	157	8,086
Hanover Insurance Group, Inc. (The)	69	7,878
Lincoln National Corp.	185	10,860
Loews Corp.	223	10,688
Markel Corp.[2]	11	10,959
Mercury General Corp.[1]	48	2,403
Old Republic International Corp.	397	8,305
Reinsurance Group of America, Inc.	73	10,365
RenaissanceRe Holdings Ltd.	61	8,753
Torchmark Corp.	119	9,752
Unum Group	277	9,371
W.R. Berkley Corp.[1]	110	9,319
White Mountains Insurance Group Ltd.	7	6,478
Total Insurance		250,782
Materials—6.2%
Albemarle Corp.	128	10,493
Alcoa Corp.[1,2]	221	6,223
AptarGroup, Inc.	90	9,575
Ashland Global Holdings, Inc.	96	7,501
Avery Dennison Corp.	102	11,526
Axalta Coating Systems Ltd.[2]	309	7,790
Ball Corp.	326	18,862

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Materials (Continued)
Bemis Co., Inc.[1]	149	$8,267
Berry Global Group, Inc.[2]	202	10,882
Cabot Corp.	100	4,163
Celanese Corp.	112	11,044
CF Industries Holdings, Inc.	265	10,833
Chemours Co. (The)	214	7,952
Crown Holdings, Inc.[2]	187	10,205
Domtar Corp.	108	5,362
Eagle Materials, Inc.	71	5,985
Eastman Chemical Co.	118	8,954
Element Solutions, Inc.[2]	373	3,767
FMC Corp.	134	10,294
Graphic Packaging Holding Co.	488	6,163
Huntsman Corp.	281	6,320
International Flavors & Fragrances, Inc.	95	12,235
Martin Marietta Materials, Inc.[1]	55	11,065
Mosaic Co. (The)	375	10,241
NewMarket Corp.	13	5,636
Olin Corp.[1]	248	5,739
Owens-Illinois, Inc.	279	5,295
Packaging Corp. of America	97	9,640
Reliance Steel & Aluminum Co.	96	8,665
Royal Gold, Inc.	102	9,275
RPM International, Inc.[1]	181	10,505
Scotts Miracle-Gro Co., (The)[1]	63	4,951
Sealed Air Corp.	241	11,101
Silgan Holdings, Inc.	133	3,941
Sonoco Products Co.[1]	149	9,168
Southern Copper Corp.[1]	23	913
Steel Dynamics, Inc.	226	7,971
United States Steel Corp.[1]	268	5,223
Valvoline, Inc.[1]	361	6,700
Westlake Chemical Corp.	30	2,036
WestRock Co.	208	7,977
WR Grace & Co.	103	8,038
Total Materials		338,476
Media & Entertainment—3.7%
AMC Networks, Inc., Class A1,2	78	4,427
Cable One, Inc.	8	7,851
Cinemark Holdings, Inc.[1]	175	6,998
Discovery, Inc., Class A1,2	166	4,485
Discovery, Inc., Class C2	390	9,914
DISH Network Corp., Class A1,2	318	10,077
GCI Liberty, Inc., Class A1,2	160	8,898
IAC/InterActiveCorp[2]	88	18,490
Interpublic Group of Cos., Inc. (The)	462	9,707
John Wiley & Sons, Inc., Class A	75	3,317
Liberty Broadband Corp., Class A2	25	2,291
Liberty Broadband Corp., Class C2	111	10,183
Liberty Media Corp.-Liberty Formula One, Class C2	283	9,919
Liberty Media Corp.-Liberty SiriusXM, Class A2	69	2,634
Liberty Media Corp.-Liberty SiriusXM, Class C2	140	5,354
Lions Gate Entertainment Corp., Class A	221	3,456
Live Nation Entertainment, Inc.[1,2]	180	11,437
Madison Square Garden Co. (The), Class A2	31	9,087
Match Group, Inc.	115	6,510

	Shares	Value
Media & Entertainment (Continued)
News Corp., Class A	455	$5,660
News Corp., Class B	144	1,799
Take-Two Interactive Software, Inc.[2]	110	10,381
Tribune Media Co., Class A	150	6,921
TripAdvisor, Inc.[1,2]	144	7,409
Viacom, Inc., Class B	364	10,217
Zillow Group, Inc., Class A2	94	3,215
Zillow Group, Inc., Class C1,2	148	5,142
Zynga, Inc., Class A2	1,262	6,726
Total Media & Entertainment		202,505
Pharmaceuticals, Biotechnology & Life Sciences—4.9%
Agios Pharmaceuticals, Inc.[1,2]	82	5,530
Alkermes PLC[2]	202	7,371
Alnylam Pharmaceuticals, Inc.[1,2]	103	9,625
Bio-Rad Laboratories, Inc., Class A2	28	8,559
Bio-Techne Corp.	56	11,119
Bluebird Bio, Inc.[1,2]	62	9,754
Bruker Corp.	156	5,997
Catalent, Inc.[2]	200	8,118
Charles River Laboratories International, Inc.[2]	72	10,458
Exact Sciences Corp.[1,2]	164	14,206
Exelixis, Inc.[2]	441	10,496
Incyte Corp.[2]	156	13,418
Ionis Pharmaceuticals, Inc.[1,2]	185	15,016
Jazz Pharmaceuticals PLC[2]	65	9,292
Mettler-Toledo International, Inc.[2]	22	15,906
Nektar Therapeutics[1,2]	138	4,637
Neurocrine Biosciences, Inc.[2]	112	9,867
PerkinElmer, Inc.[1]	142	13,683
Perrigo Co. PLC[1]	151	7,272
PRA Health Sciences, Inc.[2]	75	8,272
QIAGEN NV2	295	12,001
Sage Therapeutics, Inc.[1,2]	61	9,702
Sarepta Therapeutics, Inc.[1,2]	92	10,965
Seattle Genetics, Inc.[2]	122	8,935
United Therapeutics Corp.[2]	67	7,864
Waters Corp.[2]	64	16,109
Total Pharmaceuticals, Biotechnology & Life Sciences		264,172
Real Estate—10.7%
Alexandria Real Estate Equities, Inc.	99	14,113
American Campus Communities, Inc.	202	9,611
American Homes 4 Rent, Class A	397	9,020
Apartment Investment & Management Co., Class A	216	10,863
Apple Hospitality REIT, Inc.	344	5,607
Brandywine Realty Trust	305	4,837
Brixmor Property Group, Inc.	466	8,560
Camden Property Trust	115	11,672
CBRE Group, Inc., Class A2	262	12,956
Colony Capital, Inc.	873	4,644
Columbia Property Trust, Inc.	208	4,682
CoreSite Realty Corp.	57	6,100
Corporate Office Properties Trust	178	4,859
CubeSmart	268	8,587
CyrusOne, Inc.	145	7,604
Douglas Emmett, Inc.	236	9,539
Duke Realty Corp.	394	12,048

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Real Estate (Continued)
Empire State Realty Trust, Inc., Class A	235	$3,713
EPR Properties	116	8,920
Equity Commonwealth	194	6,342
Equity LifeStyle Properties, Inc.	111	12,687
Extra Space Storage, Inc.	124	12,637
Federal Realty Investment Trust	92	12,682
Gaming and Leisure Properties, Inc.	276	10,645
HCP, Inc.	509	15,932
Healthcare Trust of America, Inc., Class A	306	8,749
Highwoods Properties, Inc.	156	7,298
Hospitality Properties Trust	252	6,630
Howard Hughes Corp. (The)[1,2]	58	6,380
Hudson Pacific Properties, Inc.	227	7,813
Invitation Homes, Inc.	302	7,348
Iron Mountain, Inc.[1]	324	11,489
JBG SMITH Properties	163	6,740
Jones Lang LaSalle, Inc.	64	9,868
Kilroy Realty Corp.	133	10,103
Kimco Realty Corp.	640	11,840
Lamar Advertising Co., Class A1	128	10,145
Liberty Property Trust	215	10,410
Life Storage, Inc.	73	7,101
Macerich Co. (The)[1]	173	7,500
Medical Properties Trust, Inc.	556	10,292
Mid-America Apartment Communities, Inc.	126	13,776
National Retail Properties, Inc.	214	11,853
Omega Healthcare Investors, Inc.	279	10,644
Outfront Media, Inc.	242	5,663
Paramount Group, Inc.	410	5,818
Park Hotels & Resorts, Inc.	279	8,671
Rayonier, Inc.	216	6,808
Realogy Holdings Corp.[1]	247	2,816
Realty Income Corp.	232	17,066
Regency Centers Corp.	170	11,473
Retail Properties of America, Inc., Class A	496	6,046
Retail Value, Inc.	45	1,403
Senior Housing Properties Trust	378	4,453
SITE Centers Corp.[1]	266	3,623
SL Green Realty Corp.	103	9,262
Spirit Realty Capital, Inc.	144	5,721
STORE Capital Corp.	267	8,944
Sun Communities, Inc.	105	12,445
Taubman Centers, Inc.	100	5,288
UDR, Inc.	298	13,547
Uniti Group, Inc.	273	3,055
VEREIT, Inc.	1,307	10,940
VICI Properties, Inc.	362	7,921
Vornado Realty Trust	157	10,588
Weingarten Realty Investors	197	5,786
WP Carey, Inc.	140	10,966
Total Real Estate		583,142
Retailing—3.9%
Advance Auto Parts, Inc.	84	14,325
AutoNation, Inc.[1,2]	89	3,179
Burlington Stores, Inc.[1,2]	80	12,534
CarMax, Inc.[1,2]	180	12,564
Dick’s Sporting Goods, Inc.[1]	134	4,933

	Shares	Value
Retailing (Continued)
Foot Locker, Inc.	164	$9,938
Gap, Inc. (The)	229	5,995
Genuine Parts Co.	137	15,348
GrubHub, Inc.[1,2]	102	7,086
Kohl's Corp.	180	12,379
L Brands, Inc.	285	7,860
LKQ Corp.[2]	345	9,791
Macy's, Inc.	345	8,290
Michaels Cos., Inc. (The)[1,2]	225	2,570
Nordstrom, Inc.[1]	146	6,480
Penske Automotive Group, Inc.[1]	57	2,545
Pool Corp.	63	10,393
Qurate Retail, Inc.[2]	535	8,549
Tractor Supply Co.	151	14,762
Ulta Beauty, Inc.[2]	49	17,088
Urban Outfitters, Inc.[2]	116	3,438
Wayfair, Inc., Class A2	87	12,915
Williams-Sonoma, Inc.[1]	130	7,315
Total Retailing		210,277
Semiconductors & Semiconductor Equipment—2.4%
Advanced Micro Devices, Inc.[1,2]	984	25,112
Cypress Semiconductor Corp.	607	9,056
First Solar, Inc.[1,2]	109	5,760
Marvell Technology Group Ltd.	749	14,898
MKS Instruments, Inc.	96	8,933
Monolithic Power Systems, Inc.	78	10,568
ON Semiconductor Corp.[2]	551	11,334
Qorvo, Inc.[2]	163	11,692
Teradyne, Inc.	311	12,390
Universal Display Corp.	71	10,852
Versum Materials, Inc.	173	8,704
Total Semiconductors & Semiconductor Equipment		129,299
Software & Services—11.5%
2U, Inc.[1,2]	95	6,731
Akamai Technologies, Inc.[2]	182	13,051
Alliance Data Systems Corp.	52	9,099
Amdocs Ltd.	189	10,227
ANSYS, Inc.[2]	87	15,896
Aspen Technology, Inc.[2]	120	12,511
Atlassian Corp. PLC, Class A2	156	17,533
Black Knight, Inc.[2]	184	10,028
Booz Allen Hamilton Holding Corp.	196	11,395
Broadridge Financial Solutions, Inc.	110	11,406
Cadence Design Systems, Inc.[2]	322	20,450
CDK Global, Inc.	189	11,117
Ceridian HCM Holding, Inc.[2]	43	2,206
Citrix Systems, Inc.	136	13,554
Conduent, Inc.[2]	309	4,273
CoreLogic, Inc.[2]	130	4,844
DocuSign, Inc.[1,2]	38	1,970
EPAM Systems, Inc.[2]	85	14,376
Euronet Worldwide, Inc.[1,2]	79	11,265
Fair Isaac Corp.[2]	51	13,853
FireEye, Inc.[1,2]	378	6,347
First Data Corp., Class A2	579	15,210
Fortinet, Inc.[2]	187	15,702
Gartner, Inc.[1,2]	106	16,078

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Software & Services (Continued)
Genpact Ltd.	215	$7,564
GoDaddy, Inc., Class A2	181	13,609
Guidewire Software, Inc.[1,2]	123	11,951
Jack Henry & Associates, Inc.	87	12,070
Leidos Holdings, Inc.	197	12,626
LogMeIn, Inc.	89	7,129
Manhattan Associates, Inc.[1,2]	135	7,440
Nuance Communications, Inc.[2]	609	10,310
Nutanix, Inc., Class A2	184	6,944
Okta, Inc.[2]	161	13,320
Paycom Software, Inc.[1,2]	85	16,076
Pegasystems, Inc.	68	4,420
Proofpoint, Inc.[2]	85	10,322
PTC, Inc.[2]	157	14,472
RealPage, Inc.[1,2]	123	7,465
RingCentral, Inc., Class A2	124	13,367
Sabre Corp.	326	6,973
SS&C Technologies Holdings, Inc.	236	15,031
Symantec Corp.	701	16,116
Synopsys, Inc.[2]	160	18,424
Tableau Software, Inc., Class A1,2	109	13,874
Teradata Corp.[2]	239	10,432
Total System Services, Inc.	144	13,681
Twilio, Inc., Class A2	142	18,344
Tyler Technologies, Inc.[2]	53	10,833
Ultimate Software Group, Inc. (The)[2]	45	14,856
VMware, Inc., Class A1	73	13,177
Western Union Co. (The)	538	9,937
WEX, Inc.[2]	55	10,559
Zendesk, Inc.[2]	182	15,470
Total Software & Services		625,914
Technology Hardware & Equipment—3.9%
ARRIS International PLC[2]	337	10,653
Arrow Electronics, Inc.[2]	121	9,324
Avnet, Inc.	185	8,024
CDW Corp.	169	16,287
Cognex Corp.[1]	219	11,138
Coherent, Inc.[1,2]	40	5,669
CommScope Holding Co., Inc.[2]	345	7,497
Dolby Laboratories, Inc., Class A	99	6,234
EchoStar Corp., Class A2	101	3,681
F5 Networks, Inc.[2]	77	12,084
FLIR Systems, Inc.	176	8,374
IPG Photonics Corp.[1,2]	33	5,009
Jabil, Inc.	258	6,860
Juniper Networks, Inc.	511	13,526
Keysight Technologies, Inc.[2]	202	17,614
Littelfuse, Inc.	36	6,569
National Instruments Corp.	164	7,275
NCR Corp.[1,2]	262	7,150
Pure Storage, Inc., Class A2	324	7,060
Trimble, Inc.[1,2]	328	13,251
Ubiquiti Networks, Inc.	32	4,791
Xerox Corp.	301	9,626
Zebra Technologies Corp., Class A2	66	13,829
Total Technology Hardware & Equipment		211,525

	Shares	Value
Telecommunication Services—0.3%
Sprint Corp.[2]	392	$2,215
Telephone & Data Systems, Inc.	172	5,285
Zayo Group Holdings, Inc.[2]	240	6,821
Total Telecommunication Services		14,321
Transportation—2.3%
Alaska Air Group, Inc.[1]	164	9,204
AMERCO	10	3,715
C.H. Robinson Worldwide, Inc.	135	11,744
Copa Holdings SA, Class A	52	4,192
Expeditors International of Washington, Inc.	161	12,220
Genesee & Wyoming, Inc., Class A2	93	8,104
JB Hunt Transport Services, Inc.	76	7,698
JetBlue Airways Corp.[2]	484	7,918
Kansas City Southern	107	12,410
Kirby Corp.[1,2]	96	7,210
Knight-Swift Transportation Holdings, Inc.[1]	170	5,556
Landstar System, Inc.	65	7,110
Macquarie Infrastructure Corp.	153	6,307
Old Dominion Freight Line, Inc.	68	9,818
Ryder System, Inc.	87	5,393
Schneider National, Inc., Class B	83	1,747
XPO Logistics, Inc.[1,2]	112	6,019
Total Transportation		126,365
Utilities—4.3%
AES Corp.	831	15,025
Alliant Energy Corp.	263	12,395
Ameren Corp.	207	15,225
American Water Works Co., Inc.	148	15,430
Aqua America, Inc.[1]	270	9,839
Atmos Energy Corp.	117	12,043
Avangrid, Inc.	43	2,165
CenterPoint Energy, Inc.[1]	442	13,569
CMS Energy Corp.	259	14,385
Entergy Corp.	152	14,536
Evergy, Inc.	218	12,655
Hawaiian Electric Industries, Inc.[1]	179	7,298
MDU Resources Group, Inc.	288	7,439
National Fuel Gas Co.	128	7,803
NiSource, Inc.[1]	423	12,123
NRG Energy, Inc.	347	14,741
OGE Energy Corp.	268	11,556
Pinnacle West Capital Corp.	168	16,057
UGI Corp.	207	11,472
Vistra Energy Corp.	382	9,943
Total Utilities		235,699
Total Common Stocks
(Cost $5,172,111)		5,424,236

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[3]
(Cost $7,256)	7,256	7,256

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Investment of Cash Collateral for Securities Loaned—0.3%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[3]
(Cost $15,706)	15,706	$15,706
Total Investments—100.2% (Cost $5,195,073)		5,447,198
Liabilities in Excess of Other Assets—(0.2)%		(10,038)
Net Assets—100.0%		$5,437,160

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $1,079,776; total value of the collateral held by the Fund was $1,103,097. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,087,391.
2.	Non-income producing security.
3.	Rate shown represents annualized 7-day yield as of March 31, 2019.

Schedule of Investments March 31, 2019 Unaudited

Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—0.2%
BorgWarner, Inc.	65	$2,497
Garrett Motion, Inc.[1]	20	294
Gentex Corp.	131	2,709
Lear Corp.	25	3,393
Thor Industries, Inc.	24	1,497
Visteon Corp.[1,2]	12	808
Total Automobiles & Components		11,198
Capital Goods—8.1%
3M Co.	211	43,842
A.O. Smith Corp.	63	3,359
Acuity Brands, Inc.	19	2,280
Allegion PLC	24	2,177
Allison Transmission Holdings, Inc.	47	2,111
AMETEK, Inc.	60	4,978
Boeing Co. (The)	251	95,736
BWX Technologies, Inc.	32	1,587
Caterpillar, Inc.	149	20,188
Crane Co.	15	1,269
Cummins, Inc.	69	10,893
Curtiss-Wright Corp.	13	1,473
Donaldson Co., Inc.[2]	49	2,453
Dover Corp.	44	4,127
Eaton Corp. PLC	115	9,264
Emerson Electric Co.	222	15,200
Fastenal Co.[2]	137	8,810
Fluor Corp.	35	1,288
Fortune Brands Home & Security, Inc.	45	2,142
General Dynamics Corp.	115	19,467
Graco, Inc.	78	3,863
HD Supply Holdings, Inc.[1]	53	2,298
Hexcel Corp.	24	1,660
Honeywell International, Inc.	205	32,579
Hubbell, Inc.[2]	16	1,888
Huntington Ingalls Industries, Inc.	21	4,351
IDEX Corp.	27	4,097
Illinois Tool Works, Inc.	118	16,937
Ingersoll-Rand PLC	90	9,715
ITT, Inc.	39	2,262
Jacobs Engineering Group, Inc.	51	3,835
Lennox International, Inc.	13	3,437
Lincoln Electric Holdings, Inc.	18	1,510
Lockheed Martin Corp.	101	30,316
Masco Corp.	79	3,105
MSC Industrial Direct Co., Inc., Class A	15	1,241
nVent Electric PLC	69	1,862
Owens Corning	31	1,461
PACCAR, Inc.	92	6,269
Pentair PLC	56	2,493
Quanta Services, Inc.	48	1,811
Raytheon Co.	107	19,483
Resideo Technologies, Inc.[1]	34	656
Rockwell Automation, Inc.	46	8,071
Sensata Technologies Holding PLC[1]	45	2,026
Snap-on, Inc.[2]	19	2,974
Spirit AeroSystems Holdings, Inc., Class A	38	3,478
Terex Corp.	29	932

	Shares	Value
Capital Goods (Continued)
Textron, Inc.	63	$3,192
Toro Co. (The)	50	3,442
TransDigm Group, Inc.[1]	15	6,810
W.W. Grainger, Inc.	17	5,116
WABCO Holdings, Inc.[1]	13	1,714
Watsco, Inc.	12	1,718
Xylem, Inc.[2]	57	4,505
Total Capital Goods		453,751
Commercial & Professional Services—0.7%
Copart, Inc.[1,2]	86	5,211
CoStar Group, Inc.[1]	14	6,530
Equifax, Inc.	67	7,939
Robert Half International, Inc.	54	3,519
Rollins, Inc.[2]	62	2,580
Waste Management, Inc.	142	14,755
Total Commercial & Professional Services		40,534
Consumer Durables & Apparel—2.0%
Brunswick Corp.	36	1,812
Capri Holdings Ltd.[1]	50	2,288
Carter’s, Inc.[2]	17	1,713
Columbia Sportswear Co.	13	1,354
D.R. Horton, Inc.	90	3,724
Garmin Ltd.	47	4,059
Hanesbrands, Inc.	113	2,020
Hasbro, Inc.[2]	45	3,826
Leggett & Platt, Inc.[2]	36	1,520
Lululemon Athletica, Inc.[1]	47	7,702
NIKE, Inc., Class B	606	51,031
NVR, Inc.[1]	2	5,534
Polaris Industries, Inc.[2]	28	2,364
PulteGroup, Inc.	89	2,488
Ralph Lauren Corp.	24	3,112
Skechers U.S.A., Inc., Class A1	61	2,050
Tapestry, Inc.	126	4,094
Toll Brothers, Inc.	43	1,557
VF Corp.	126	10,951
Total Consumer Durables & Apparel		113,199
Consumer Services—3.2%
Carnival Corp.	139	7,050
Chipotle Mexican Grill, Inc.[1]	12	8,524
Darden Restaurants, Inc.	46	5,588
Domino's Pizza, Inc.[2]	18	4,646
Grand Canyon Education, Inc.[1]	21	2,405
Hyatt Hotels Corp., Class A	16	1,161
Las Vegas Sands Corp.	143	8,717
Marriott International, Inc., Class A	102	12,759
McDonald's Corp.	248	47,095
Royal Caribbean Cruises Ltd.	46	5,272
Six Flags Entertainment Corp.	23	1,135
Starbucks Corp.	650	48,321
Wyndham Hotels & Resorts, Inc.	44	2,200
Wynn Resorts Ltd.	26	3,102
Yum China Holdings, Inc.	155	6,961
Yum! Brands, Inc.	133	13,275
Total Consumer Services		178,211
Diversified Financials—2.2%
Affiliated Managers Group, Inc.	22	2,356
Cboe Global Markets, Inc.	59	5,631

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
Diversified Financials (Continued)
Credit Acceptance Corp.[1,2]	8	$3,616
Eaton Vance Corp.[2]	78	3,144
Evercore, Inc., Class A	27	2,457
FactSet Research Systems, Inc.[2]	12	2,979
Franklin Resources, Inc.	203	6,727
Lazard Ltd., Class A	78	2,819
MarketAxess Holdings, Inc.[2]	25	6,152
Moody's Corp.	110	19,920
MSCI, Inc.	57	11,334
S&P Global, Inc.	170	35,794
SEI Investments Co.	90	4,703
T. Rowe Price Group, Inc.	160	16,019
Total Diversified Financials		123,651
Energy—7.0%
Anadarko Petroleum Corp.	129	5,867
Antero Resources Corp.[1,2]	73	645
Apache Corp.[2]	117	4,055
Apergy Corp.[1]	35	1,437
Cabot Oil & Gas Corp.	164	4,280
Chevron Corp.	707	87,088
Cimarex Energy Co.	40	2,796
Concho Resources, Inc.	49	5,437
ConocoPhillips	417	27,830
EOG Resources, Inc.	210	19,988
Exxon Mobil Corp.	1,677	135,502
Halliburton Co.	282	8,263
Helmerich & Payne, Inc.	39	2,167
HollyFrontier Corp.	60	2,956
Marathon Petroleum Corp.	182	10,893
Occidental Petroleum Corp.	273	18,073
PBF Energy, Inc., Class A	45	1,401
Phillips 66	159	15,132
Pioneer Natural Resources Co.	65	9,898
Schlumberger Ltd.	368	16,034
Valero Energy Corp.	191	16,202
Total Energy		395,944
Food & Staples Retailing—2.4%
Costco Wholesale Corp.	202	48,912
Kroger Co. (The)	241	5,929
Sprouts Farmers Market, Inc.[1,2]	58	1,249
Sysco Corp.	117	7,811
US Foods Holding Corp.[1]	56	1,955
Walgreens Boots Alliance, Inc.	309	19,551
Walmart, Inc.	517	50,423
Total Food & Staples Retailing		135,830
Food, Beverage & Tobacco—3.3%
Altria Group, Inc.	610	35,032
Brown-Forman Corp., Class B2	92	4,856
Bunge Ltd.	44	2,335
Campbell Soup Co.	61	2,326
General Mills, Inc.	155	8,021
Hershey Co. (The)	53	6,086
Hormel Foods Corp.	112	5,013
Ingredion, Inc.	22	2,083
Lamb Weston Holdings, Inc.	59	4,422
Molson Coors Brewing Co., Class B	49	2,923
Monster Beverage Corp.[1]	189	10,316
PepsiCo, Inc.	398	48,775

	Shares	Value
Food, Beverage & Tobacco (Continued)
Philip Morris International, Inc.	621	$54,890
Total Food, Beverage & Tobacco		187,078
Health Care Equipment & Services—5.4%
ABIOMED, Inc.[1]	17	4,855
Align Technology, Inc.[1]	38	10,805
Baxter International, Inc.	175	14,229
Boston Scientific Corp.[1]	345	13,241
Cantel Medical Corp.	16	1,070
Centene Corp.[1]	160	8,496
Cerner Corp.[1]	119	6,808
Chemed Corp.	7	2,240
Cigna Corp.	125	20,102
Cooper Cos., Inc. (The)	15	4,443
CVS Health Corp.	356	19,199
Danaher Corp.	158	20,859
DexCom, Inc.[1,2]	23	2,739
Edwards Lifesciences Corp.[1]	96	18,368
Humana, Inc.	49	13,034
ICU Medical, Inc.[1]	7	1,675
IDEXX Laboratories, Inc.[1]	32	7,155
Intuitive Surgical, Inc.[1]	55	31,382
Masimo Corp.[1]	20	2,766
McKesson Corp.	81	9,482
Penumbra, Inc.[1,2]	8	1,176
ResMed, Inc.	47	4,887
UnitedHealth Group, Inc.	260	64,288
Universal Health Services, Inc., Class B	23	3,077
Varian Medical Systems, Inc.[1]	42	5,952
Veeva Systems, Inc., Class A1	48	6,089
West Pharmaceutical Services, Inc.	33	3,637
Total Health Care Equipment & Services		302,054
Household & Personal Products—2.7%
Clorox Co. (The)	49	7,862
Colgate-Palmolive Co.	346	23,715
Herbalife Nutrition Ltd.[1,2]	44	2,332
Kimberly-Clark Corp.	113	14,001
Nu Skin Enterprises, Inc., Class A	24	1,149
Procter & Gamble Co. (The)	967	100,616
Total Household & Personal Products		149,675
Insurance—1.2%
Aon PLC	110	18,777
Assured Guaranty Ltd.	47	2,088
Brown & Brown, Inc.	82	2,420
Erie Indemnity Co., Class A	17	3,035
Fidelity National Financial, Inc.	112	4,093
Marsh & McLennan Cos., Inc.	331	31,081
Torchmark Corp.	68	5,573
White Mountains Insurance Group Ltd.	2	1,851
Total Insurance		68,918
Materials—1.9%
Alcoa Corp.[1,2]	87	2,450
Avery Dennison Corp.	23	2,599
Cabot Corp.	20	833
Celanese Corp.	39	3,846
CF Industries Holdings, Inc.	70	2,861
Chemours Co. (The)	45	1,672
Eagle Materials, Inc.	17	1,433
Eastman Chemical Co.	36	2,732

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
Materials (Continued)
Ecolab, Inc.	64	$11,298
Freeport-McMoRan, Inc.	400	5,156
International Flavors & Fragrances, Inc.	22	2,833
Linde PLC	87	15,306
LyondellBasell Industries NV, Class A	150	12,612
Martin Marietta Materials, Inc.[2]	16	3,219
Newmont Mining Corp.	204	7,297
Nucor Corp.	108	6,302
Packaging Corp. of America	27	2,683
PPG Industries, Inc.	72	8,127
Reliance Steel & Aluminum Co.	19	1,715
Royal Gold, Inc.	20	1,819
Southern Copper Corp.[2]	32	1,270
Steel Dynamics, Inc.	89	3,139
United States Steel Corp.[2]	48	935
Westlake Chemical Corp.	12	814
WR Grace & Co.	21	1,639
Total Materials		104,590
Media & Entertainment—10.7%
Activision Blizzard, Inc.	280	12,748
Alphabet, Inc., Class A1	126	148,288
Alphabet, Inc., Class C1	129	151,357
CBS Corp., Class B	89	4,230
Electronic Arts, Inc.[1]	145	14,736
Facebook, Inc., Class A1	1,071	178,525
Interpublic Group of Cos., Inc. (The)	131	2,752
John Wiley & Sons, Inc., Class A	18	796
Liberty Broadband Corp., Class A1	17	1,558
Liberty Broadband Corp., Class C1	70	6,422
Live Nation Entertainment, Inc.[1,2]	40	2,542
Madison Square Garden Co. (The), Class A1	8	2,345
News Corp., Class A	157	1,953
Omnicom Group, Inc.[2]	61	4,452
Sirius XM Holdings, Inc.[2]	428	2,427
Take-Two Interactive Software, Inc.[1]	41	3,869
TripAdvisor, Inc.[1,2]	48	2,470
Walt Disney Co. (The)	524	58,180
Zynga, Inc., Class A1	263	1,402
Total Media & Entertainment		601,052
Pharmaceuticals, Biotechnology & Life Sciences—11.7%
AbbVie, Inc.	584	47,064
Agilent Technologies, Inc.	106	8,520
Alexion Pharmaceuticals, Inc.[1]	56	7,570
Amgen, Inc.	236	44,835
Biogen, Inc.[1]	95	22,456
Bio-Techne Corp.	9	1,787
Bristol-Myers Squibb Co.	782	37,309
Celgene Corp.[1]	285	26,887
Charles River Laboratories International, Inc.[1]	12	1,743
Eli Lilly & Co.	324	42,042
Exelixis, Inc.[1]	142	3,380
Gilead Sciences, Inc.	355	23,078
Illumina, Inc.[1]	65	20,195
Jazz Pharmaceuticals PLC[1]	17	2,430
Johnson & Johnson	1,154	161,318
Merck & Co., Inc.	858	71,360
Mettler-Toledo International, Inc.[1]	10	7,230
Pfizer, Inc.	1,509	64,087

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Regeneron Pharmaceuticals, Inc.[1]	35	$14,372
Sage Therapeutics, Inc.[1,2]	15	2,386
Seattle Genetics, Inc.[1]	47	3,442
United Therapeutics Corp.[1]	18	2,113
Vertex Pharmaceuticals, Inc.[1]	118	21,706
Waters Corp.[1]	25	6,293
Zoetis, Inc.	174	17,517
Total Pharmaceuticals, Biotechnology & Life Sciences		661,120
Real Estate—2.0%
AvalonBay Communities, Inc.	49	9,836
CBRE Group, Inc., Class A1	174	8,604
EPR Properties	26	1,999
Equity LifeStyle Properties, Inc.	35	4,000
Extra Space Storage, Inc.	58	5,911
Gaming and Leisure Properties, Inc.	77	2,970
Host Hotels & Resorts, Inc.	264	4,990
Jones Lang LaSalle, Inc.	17	2,621
Lamar Advertising Co., Class A2	46	3,646
Prologis, Inc.	216	15,541
Public Storage	100	21,778
Rayonier, Inc.	51	1,608
Retail Properties of America, Inc., Class A	97	1,182
Simon Property Group, Inc.	144	26,238
Weingarten Realty Investors	67	1,968
Total Real Estate		112,892
Retailing—6.0%
Advance Auto Parts, Inc.	22	3,752
AutoZone, Inc.[1]	8	8,193
Best Buy Co., Inc.	117	8,314
Booking Holdings, Inc.[1]	18	31,408
Burlington Stores, Inc.[1,2]	24	3,760
Dick’s Sporting Goods, Inc.[2]	36	1,325
Dollar General Corp.	98	11,691
eBay, Inc.	355	13,185
Expedia Group, Inc.[2]	34	4,046
Foot Locker, Inc.	51	3,091
Gap, Inc. (The)	98	2,566
GrubHub, Inc.[1,2]	36	2,501
Home Depot, Inc. (The)	536	102,853
Kohl's Corp.	53	3,645
L Brands, Inc.	62	1,710
Lowe's Cos., Inc.	281	30,761
Nordstrom, Inc.[2]	42	1,864
O'Reilly Automotive, Inc.[1]	35	13,590
Pool Corp.[2]	14	2,309
Ross Stores, Inc.	179	16,665
Target Corp.	184	14,768
Tiffany & Co.[2]	54	5,700
TJX Cos., Inc. (The)	588	31,287
Tractor Supply Co.	58	5,670
Ulta Beauty, Inc.[1]	29	10,113
Urban Outfitters, Inc.[1]	34	1,008
Williams-Sonoma, Inc.[2]	36	2,026
Total Retailing		337,801
Semiconductors & Semiconductor Equipment—6.2%
Applied Materials, Inc.	432	17,133
Broadcom, Inc.	127	38,190

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
Semiconductors & Semiconductor Equipment (Continued)
First Solar, Inc.[1,2]	38	$2,008
Intel Corp.	1,802	96,768
KLA-Tencor Corp.	41	4,896
Lam Research Corp.	54	9,667
Marvell Technology Group Ltd.	170	3,381
Maxim Integrated Products, Inc.	89	4,732
Microchip Technology, Inc.	68	5,641
Micron Technology, Inc.[1]	464	19,177
MKS Instruments, Inc.	25	2,326
Monolithic Power Systems, Inc.	16	2,168
NVIDIA Corp.	284	50,995
NXP Semiconductors NV	84	7,425
ON Semiconductor Corp.[1]	104	2,139
Qorvo, Inc.[1]	45	3,228
Skyworks Solutions, Inc.	85	7,011
Teradyne, Inc.	88	3,506
Texas Instruments, Inc.	469	49,747
Universal Display Corp.	20	3,057
Versum Materials, Inc.	42	2,113
Xilinx, Inc.	113	14,327
Total Semiconductors & Semiconductor Equipment		349,635
Software & Services—13.6%
Accenture PLC, Class A	292	51,398
Adobe, Inc.[1]	225	59,960
Akamai Technologies, Inc.[1]	66	4,733
Amdocs Ltd.	59	3,192
ANSYS, Inc.[1]	36	6,578
Aspen Technology, Inc.[1]	34	3,545
Automatic Data Processing, Inc.	207	33,066
Booz Allen Hamilton Holding Corp.	39	2,267
Broadridge Financial Solutions, Inc.	51	5,288
CDK Global, Inc.	39	2,294
Citrix Systems, Inc.	50	4,983
Cognizant Technology Solutions Corp., Class A	264	19,127
EPAM Systems, Inc.[1]	21	3,552
Euronet Worldwide, Inc.[1,2]	17	2,424
Fair Isaac Corp.[1]	8	2,173
Fiserv, Inc.[1,2]	122	10,770
Fortinet, Inc.[1]	64	5,374
Guidewire Software, Inc.[1,2]	28	2,720
Intuit, Inc.	117	30,585
Jack Henry & Associates, Inc.	36	4,995
Leidos Holdings, Inc.	40	2,564
Manhattan Associates, Inc.[1,2]	31	1,708
Mastercard, Inc., Class A	627	147,627
Palo Alto Networks, Inc.[1,2]	28	6,801
Paychex, Inc.	151	12,110
Paycom Software, Inc.[1,2]	20	3,783
PayPal Holdings, Inc.[1]	542	56,281
Red Hat, Inc.[1]	78	14,251
RingCentral, Inc., Class A1	19	2,048
salesforce.com, Inc.[1]	261	41,335
Splunk, Inc.[1,2]	47	5,856
Synopsys, Inc.[1]	59	6,794
Total System Services, Inc.	59	5,606
Tyler Technologies, Inc.[1]	15	3,066

	Shares	Value
Software & Services (Continued)
Ultimate Software Group, Inc. (The)[1]	11	$3,631
VeriSign, Inc.[1]	32	5,810
Visa, Inc., Class A2	1,145	178,837
VMware, Inc., Class A2	29	5,235
Zendesk, Inc.[1]	29	2,465
Total Software & Services		764,832
Technology Hardware & Equipment—6.2%
Amphenol Corp., Class A	99	9,350
Apple, Inc.	1,470	279,227
Arista Networks, Inc.[1]	26	8,176
CDW Corp.	39	3,758
Cognex Corp.[2]	80	4,069
Coherent, Inc.[1,2]	9	1,276
Dolby Laboratories, Inc., Class A	27	1,700
F5 Networks, Inc.[1]	28	4,394
FLIR Systems, Inc.	56	2,664
IPG Photonics Corp.[1,2]	17	2,580
Jabil, Inc.	55	1,462
Juniper Networks, Inc.	106	2,806
Littelfuse, Inc.	10	1,825
Motorola Solutions, Inc.	43	6,038
National Instruments Corp.	51	2,262
NetApp, Inc.	115	7,974
Pure Storage, Inc., Class A1	54	1,177
Trimble, Inc.[1,2]	79	3,192
Zebra Technologies Corp., Class A1	13	2,724
Total Technology Hardware & Equipment		346,654
Transportation—1.9%
Alaska Air Group, Inc.[2]	48	2,694
C.H. Robinson Worldwide, Inc.	38	3,306
Copa Holdings SA, Class A	11	887
Delta Air Lines, Inc.	211	10,898
Expeditors International of Washington, Inc.	83	6,300
FedEx Corp.	87	15,783
JB Hunt Transport Services, Inc.	36	3,646
JetBlue Airways Corp.[1]	135	2,208
Kansas City Southern	29	3,363
Kirby Corp.[1,2]	17	1,277
Landstar System, Inc.	16	1,750
Old Dominion Freight Line, Inc.	30	4,332
Southwest Airlines Co.	227	11,783
Union Pacific Corp.	238	39,794
Total Transportation		108,021
Utilities—1.2%
Ameren Corp.	63	4,634
CenterPoint Energy, Inc.[2]	108	3,316
Consolidated Edison, Inc.	118	10,008
DTE Energy Co.	47	5,863
Edison International	88	5,449
Evergy, Inc.	69	4,005
Exelon Corp.	235	11,780
MDU Resources Group, Inc.	49	1,266
National Fuel Gas Co.	23	1,402
NRG Energy, Inc.	84	3,568
PG&E Corp.[1]	138	2,456
Pinnacle West Capital Corp.	28	2,676
Sempra Energy	65	8,181
UGI Corp.	45	2,494

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
Utilities (Continued)
Vistra Energy Corp.	134	$3,488
Total Utilities		70,586
Total Common Stocks
(Cost $5,142,469)		5,617,226

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[3]
(Cost $3,753)	3,753	3,753
Total Investments—99.9% (Cost $5,146,222)		5,620,979
Other Assets in Excess of Liabilities—0.1%		3,580
Net Assets—100.0%		$5,624,559

PLC	-	Public Limited Company

1.	Non-income producing security.
2.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $350,621; total value of the collateral held by the Fund was $358,213. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $358,213.
3.	Rate shown represents annualized 7-day yield as of March 31, 2019.

Schedule of Investments March 31, 2019 Unaudited

Oppenheimer Russell 1000® Yield Factor ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—1.0%
Ford Motor Co.	2,941	$25,822
Garrett Motion, Inc.[1]	33	486
General Motors Co.	895	33,205
Harley-Davidson, Inc.[2]	111	3,958
Total Automobiles & Components		63,471
Banks—6.2%
BB&T Corp.[2]	426	19,822
F.N.B. Corp.[2]	218	2,311
Huntington Bancshares, Inc.[2]	619	7,849
JPMorgan Chase & Co.	1,605	162,474
New York Community Bancorp, Inc.[2]	368	4,258
PacWest Bancorp	86	3,234
People's United Financial, Inc.[2]	236	3,880
PNC Financial Services Group, Inc. (The)	216	26,494
SunTrust Banks, Inc.	231	13,687
U.S. Bancorp	815	39,275
Wells Fargo & Co.	2,650	128,048
Total Banks		411,332
Capital Goods—6.8%
3M Co.	319	66,282
Caterpillar, Inc.	279	37,802
Cummins, Inc.	93	14,682
Eaton Corp. PLC	279	22,476
Emerson Electric Co.	366	25,060
Fastenal Co.[2]	159	10,225
General Electric Co.	6,503	64,965
Honeywell International, Inc.	336	53,397
Illinois Tool Works, Inc.	163	23,395
Johnson Controls International PLC	574	21,204
Lockheed Martin Corp.	135	40,522
PACCAR, Inc.	230	15,672
Pentair PLC	103	4,585
Resideo Technologies, Inc.[1]	55	1,061
United Technologies Corp.	380	48,978
Total Capital Goods		450,306
Commercial & Professional Services—0.4%
Nielsen Holdings PLC	259	6,131
Waste Management, Inc.	210	21,821
Total Commercial & Professional Services		27,952
Consumer Durables & Apparel—0.8%
Garmin Ltd.	100	8,635
Hanesbrands, Inc.	231	4,130
Hasbro, Inc.[2]	66	5,611
Leggett & Platt, Inc.[2]	86	3,631
Mattel, Inc.[1,2]	226	2,938
Newell Brands, Inc.[2]	313	4,802
Tapestry, Inc.	180	5,848
VF Corp.	161	13,993
Whirlpool Corp.	43	5,714
Total Consumer Durables & Apparel		55,302
Consumer Services—2.6%
Carnival Corp.	238	12,072
Darden Restaurants, Inc.	74	8,989
Extended Stay America, Inc.	133	2,387
H&R Block, Inc.	138	3,304
Las Vegas Sands Corp.	241	14,691
McDonald's Corp.	429	81,467
Six Flags Entertainment Corp.	51	2,517

	Shares	Value
Consumer Services (Continued)
Starbucks Corp.	639	$47,503
Total Consumer Services		172,930
Diversified Financials—1.3%
AGNC Investment Corp.	345	6,210
Ameriprise Financial, Inc.	78	9,992
Annaly Capital Management, Inc.	949	9,481
BGC Partners, Inc., Class A2	204	1,083
Chimera Investment Corp.	153	2,867
Franklin Resources, Inc.	178	5,899
Invesco Ltd.	290	5,600
Lazard Ltd., Class A	74	2,674
MFA Financial, Inc.	324	2,356
Morgan Stanley	555	23,421
Navient Corp.	191	2,210
New Residential Investment Corp.	274	4,633
Starwood Property Trust, Inc.	206	4,604
Two Harbors Investment Corp.	143	1,935
Total Diversified Financials		82,965
Energy—9.1%
Apache Corp.[2]	211	7,313
Chevron Corp.	1,269	156,315
Exxon Mobil Corp.	2,921	236,017
Helmerich & Payne, Inc.	75	4,167
Kinder Morgan, Inc.	1,253	25,073
Marathon Petroleum Corp.	218	13,047
Murphy Oil Corp.[2]	105	3,077
Occidental Petroleum Corp.	519	34,358
ONEOK, Inc.	293	20,463
Phillips 66	226	21,508
Schlumberger Ltd.	856	37,296
Targa Resources Corp.	173	7,188
Valero Energy Corp.	231	19,596
Williams Cos., Inc. (The)	606	17,404
Total Energy		602,822
Food & Staples Retailing—1.9%
Sysco Corp.	234	15,622
Walgreens Boots Alliance, Inc.	481	30,433
Walmart, Inc.	778	75,878
Total Food & Staples Retailing		121,933
Food, Beverage & Tobacco—8.3%
Altria Group, Inc.	1,408	80,861
Archer-Daniels-Midland Co.	343	14,794
Bunge Ltd.	80	4,246
Campbell Soup Co.	126	4,804
Coca-Cola Co. (The)	2,549	119,446
General Mills, Inc.	433	22,408
Hershey Co. (The)	85	9,761
JM Smucker Co. (The)[2]	66	7,689
Kellogg Co.	161	9,238
Kraft Heinz Co. (The)	433	14,137
Molson Coors Brewing Co., Class B	100	5,965
Mondelez International, Inc., Class A	721	35,992
PepsiCo, Inc.	909	111,398
Philip Morris International, Inc.	1,179	104,212
Total Food, Beverage & Tobacco		544,951
Health Care Equipment & Services—1.6%
Cardinal Health, Inc.	208	10,015
CVS Health Corp.	649	35,001

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Yield Factor ETF

	Shares	Value
Health Care Equipment & Services (Continued)
Medtronic PLC	669	$60,932
Total Health Care Equipment & Services		105,948
Household & Personal Products—3.9%
Clorox Co. (The)[2]	79	12,676
Colgate-Palmolive Co.	476	32,625
Coty, Inc., Class A2	319	3,668
Kimberly-Clark Corp.	241	29,860
Procter & Gamble Co. (The)	1,733	180,319
Total Household & Personal Products		259,148
Insurance—2.6%
Aflac, Inc.	361	18,050
American International Group, Inc.	486	20,927
Chubb Ltd.	234	32,779
Cincinnati Financial Corp.	94	8,074
Fidelity National Financial, Inc.	160	5,848
MetLife, Inc.	569	24,222
Old Republic International Corp.	191	3,996
Principal Financial Group, Inc.[2]	188	9,436
Prudential Financial, Inc.	276	25,359
Travelers Cos., Inc. (The)	138	18,928
Total Insurance		167,619
Materials—1.5%
Air Products & Chemicals, Inc.	120	22,915
CF Industries Holdings, Inc.	141	5,764
International Paper Co.	275	12,724
Linde PLC	136	23,927
LyondellBasell Industries NV, Class A	208	17,489
Nucor Corp.	169	9,861
WestRock Co.	151	5,791
Total Materials		98,471
Media & Entertainment—1.7%
Comcast Corp., Class A	2,241	89,595
Interpublic Group of Cos., Inc. (The)	249	5,231
Omnicom Group, Inc.[2]	144	10,511
Viacom, Inc., Class B	216	6,063
Total Media & Entertainment		111,400
Pharmaceuticals, Biotechnology & Life Sciences—12.9%
AbbVie, Inc.	918	73,982
Amgen, Inc.	381	72,382
Bristol-Myers Squibb Co.	1,016	48,473
Eli Lilly & Co.	535	69,422
Gilead Sciences, Inc.	826	53,698
Johnson & Johnson	1,600	223,664
Merck & Co., Inc.	1,720	143,053
Pfizer, Inc.	3,919	166,440
Total Pharmaceuticals, Biotechnology & Life Sciences		851,114
Real Estate—8.4%
Alexandria Real Estate Equities, Inc.	61	8,696
American Campus Communities, Inc.	99	4,710
American Tower Corp.	204	40,200
Apartment Investment & Management Co., Class A	104	5,230
Apple Hospitality REIT, Inc.	169	2,755
AvalonBay Communities, Inc.	91	18,266
Boston Properties, Inc.	86	11,514
Brixmor Property Group, Inc.	238	4,372
Camden Property Trust	59	5,988
Colony Capital, Inc.	401	2,133
	Shares	Value
Real Estate (Continued)
Crown Castle International Corp.	286	$36,608
CubeSmart	124	3,973
Digital Realty Trust, Inc.	138	16,422
Duke Realty Corp.	210	6,422
EPR Properties	58	4,460
Equinix, Inc.	39	17,673
Equity Residential	229	17,248
Essex Property Trust, Inc.	40	11,570
Extra Space Storage, Inc.	79	8,051
Federal Realty Investment Trust	48	6,617
Gaming and Leisure Properties, Inc.	160	6,171
HCP, Inc.	366	11,456
Healthcare Trust of America, Inc., Class A	150	4,289
Highwoods Properties, Inc.	69	3,228
Hospitality Properties Trust	129	3,394
Host Hotels & Resorts, Inc.	498	9,412
Iron Mountain, Inc.[2]	224	7,943
Kimco Realty Corp.	323	5,976
Lamar Advertising Co., Class A2	63	4,993
Liberty Property Trust	99	4,794
Life Storage, Inc.	33	3,210
Macerich Co. (The)[2]	103	4,465
Medical Properties Trust, Inc.	288	5,331
Mid-America Apartment Communities, Inc.	81	8,856
National Retail Properties, Inc.	111	6,148
Omega Healthcare Investors, Inc.	158	6,028
Outfront Media, Inc.	110	2,574
Park Hotels & Resorts, Inc.	154	4,786
Prologis, Inc.	315	22,664
Public Storage	103	22,431
Realty Income Corp.	210	15,448
Regency Centers Corp.	104	7,019
Retail Properties of America, Inc., Class A	166	2,024
Retail Value, Inc.	11	343
Senior Housing Properties Trust	190	2,238
Simon Property Group, Inc.	226	41,179
SITE Centers Corp.[2]	124	1,689
SL Green Realty Corp.	55	4,946
Spirit Realty Capital, Inc.	69	2,741
STORE Capital Corp.	130	4,355
Taubman Centers, Inc.	44	2,327
UDR, Inc.	175	7,956
Uniti Group, Inc.	135	1,511
Ventas, Inc.	274	17,484
VEREIT, Inc.	775	6,487
Vornado Realty Trust	116	7,823
Weingarten Realty Investors	90	2,643
Welltower, Inc.	289	22,426
Weyerhaeuser Co.	495	13,038
WP Carey, Inc.	83	6,501
Total Real Estate		551,235
Retailing—2.5%
Gap, Inc. (The)	143	3,744
Genuine Parts Co.	89	9,971
Home Depot, Inc. (The)	534	102,469
Kohl's Corp.	110	7,565
L Brands, Inc.	184	5,075

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Yield Factor ETF

	Shares	Value
Retailing (Continued)
Macy's, Inc.	220	$5,286
Target Corp.	350	28,091
Total Retailing		162,201
Semiconductors & Semiconductor Equipment—5.9%
Broadcom, Inc.	258	77,583
Intel Corp.	2,938	157,771
Maxim Integrated Products, Inc.	206	10,953
QUALCOMM, Inc.	1,379	78,644
Texas Instruments, Inc.	616	65,339
Total Semiconductors & Semiconductor Equipment		390,290
Software & Services—2.2%
International Business Machines Corp.	881	124,309
Paychex, Inc.	198	15,879
Western Union Co. (The)	310	5,726
Total Software & Services		145,914
Technology Hardware & Equipment—4.0%
Cisco Systems, Inc.	3,841	207,376
Corning, Inc.	583	19,297
HP, Inc.	1,203	23,374
Western Digital Corp.	215	10,333
Xerox Corp.	151	4,829
Total Technology Hardware & Equipment		265,209
Telecommunication Services—5.6%
AT&T, Inc.	5,684	178,251
CenturyLink, Inc.[2]	784	9,400
Verizon Communications, Inc.	3,085	182,416
Total Telecommunication Services		370,067
Transportation—1.0%
Delta Air Lines, Inc.	310	16,011
Macquarie Infrastructure Corp.	65	2,679
United Parcel Service, Inc., Class B	421	47,043
Total Transportation		65,733
Utilities—7.5%
AES Corp.	456	8,244
Alliant Energy Corp.	145	6,834
Ameren Corp.	151	11,106
American Electric Power Co., Inc.	330	27,637
CenterPoint Energy, Inc.[2]	305	9,364
CMS Energy Corp.	176	9,775
Consolidated Edison, Inc.	210	17,810
Dominion Energy, Inc.	564	43,236
DTE Energy Co.	118	14,719
Duke Energy Corp.	513	46,170
Edison International	216	13,375
Entergy Corp.	130	12,432
Evergy, Inc.	161	9,346
Eversource Energy	208	14,758
Exelon Corp.	616	30,880
FirstEnergy Corp.	339	14,106
NextEra Energy, Inc.	258	49,877
NiSource, Inc.[2]	218	6,248
OGE Energy Corp.	136	5,864
PG&E Corp.[1]	281	5,002
Pinnacle West Capital Corp.	74	7,073
PPL Corp.[2]	541	17,171
Public Service Enterprise Group, Inc.	326	19,368
Sempra Energy	168	21,144
Southern Co. (The)	764	39,484
	Shares	Value
Utilities (Continued)
WEC Energy Group, Inc.	205	$16,211
Xcel Energy, Inc.	325	18,268
Total Utilities		495,502
Total Common Stocks
(Cost $6,400,088)		6,573,815

Money Market Fund—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[3]
(Cost $11,854)	11,854	11,854

Investment of Cash Collateral for Securities Loaned—0.0%[4]
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[3]
(Cost $2,354)	2,354	2,354
Total Investments—99.9% (Cost $6,414,296)		6,588,023
Other Assets in Excess of Liabilities—0.1%		6,517
Net Assets—100.0%		$6,594,540

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Yield Factor ETF

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1.	Non-income producing security.
2.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $149,512; total value of the collateral held by the Fund was $152,721. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $150,367.
3.	Rate shown represents annualized 7-day yield as of March 31, 2019.
4.	Less than 0.05%

Schedule of Investments March 31, 2019 Unaudited

Oppenheimer Russell 1000® Dynamic Multifactor ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—0.1%
Garrett Motion, Inc.[1]	4,628	$68,170
Gentex Corp.	19,042	393,789
Lear Corp.	3,202	434,543
Thor Industries, Inc.	2,636	164,407
Visteon Corp.[1,2]	1,942	130,794
Total Automobiles & Components		1,191,703
Capital Goods—9.1%
3M Co.	56,873	11,817,072
A.O. Smith Corp.	11,757	626,883
Allison Transmission Holdings, Inc.	7,829	351,679
AMETEK, Inc.	10,521	872,927
Boeing Co. (The)	53,605	20,446,019
BWX Technologies, Inc.	5,938	294,406
Cummins, Inc.	13,719	2,165,819
Donaldson Co., Inc.[2]	11,035	552,412
Emerson Electric Co.	45,739	3,131,749
Fastenal Co.[2]	25,458	1,637,204
General Dynamics Corp.	38,825	6,572,296
Graco, Inc.	20,190	999,809
Honeywell International, Inc.	47,673	7,576,193
Huntington Ingalls Industries, Inc.	2,888	598,394
IDEX Corp.	6,612	1,003,305
Illinois Tool Works, Inc.	29,366	4,214,902
Ingersoll-Rand PLC	17,654	1,905,749
ITT, Inc.	3,879	224,982
Jacobs Engineering Group, Inc.	5,323	400,236
Lennox International, Inc.	2,435	643,814
Lockheed Martin Corp.	31,025	9,312,464
nVent Electric PLC[2]	7,870	212,333
Pentair PLC	7,119	316,867
Raytheon Co.	27,382	4,985,715
Resideo Technologies, Inc.[1]	7,870	151,812
Rockwell Automation, Inc.	9,225	1,618,618
Snap-on, Inc.[2]	4,524	708,096
Toro Co. (The)	17,677	1,216,885
Watsco, Inc.[2]	3,196	457,699
Xylem, Inc.	7,871	622,124
Total Capital Goods		85,638,463
Commercial & Professional Services—0.9%
Copart, Inc.[1,2]	20,971	1,270,633
Equifax, Inc.	8,497	1,006,894
Republic Services, Inc.	11,156	896,719
Robert Half International, Inc.	9,798	638,438
Rollins, Inc.[2]	19,622	816,668
Waste Management, Inc.	40,555	4,214,070
Total Commercial & Professional Services		8,843,422
Consumer Durables & Apparel—2.0%
Carter’s, Inc.	2,613	263,364
Garmin Ltd.	7,213	622,843
Hasbro, Inc.[2]	8,419	715,783
Leggett & Platt, Inc.[2]	6,597	278,525
NIKE, Inc., Class B	170,704	14,374,984
NVR, Inc.[1]	294	813,498
VF Corp.	23,538	2,045,688
Total Consumer Durables & Apparel		19,114,685
Consumer Services—4.1%
Carnival Corp.	22,237	1,127,861
Darden Restaurants, Inc.	8,542	1,037,597

	Shares	Value
Consumer Services (Continued)
Domino's Pizza, Inc.[2]	3,266	$842,954
Grand Canyon Education, Inc.[1]	2,573	294,634
Hyatt Hotels Corp., Class A	2,636	191,294
Marriott International, Inc., Class A	20,219	2,529,195
McDonald's Corp.	65,764	12,488,583
Six Flags Entertainment Corp.	3,359	165,767
Starbucks Corp.	228,405	16,979,628
Wyndham Hotels & Resorts, Inc.	5,235	261,698
Yum! Brands, Inc.	27,463	2,741,082
Total Consumer Services		38,660,293
Diversified Financials—2.5%
Cboe Global Markets, Inc.	9,071	865,736
Eaton Vance Corp.	11,775	474,650
Evercore, Inc., Class A	1,948	177,268
FactSet Research Systems, Inc.	2,605	646,743
Franklin Resources, Inc.	28,734	952,245
MarketAxess Holdings, Inc.[2]	2,008	494,129
Moody's Corp.	22,967	4,159,094
Morningstar, Inc.	2,625	330,724
MSCI, Inc.	11,759	2,338,159
S&P Global, Inc.	38,778	8,164,708
SEI Investments Co.	16,328	853,138
T. Rowe Price Group, Inc.	36,541	3,658,485
Total Diversified Financials		23,115,079
Energy—6.6%
Chevron Corp.	139,907	17,233,744
Exxon Mobil Corp.	498,988	40,318,230
Occidental Petroleum Corp.	45,820	3,033,284
Phillips 66	18,338	1,745,228
Total Energy		62,330,486
Food & Staples Retailing—3.7%
Costco Wholesale Corp.	67,831	16,424,598
Sysco Corp.	21,672	1,446,823
US Foods Holding Corp.[1]	9,729	339,639
Walgreens Boots Alliance, Inc.	52,248	3,305,731
Walmart, Inc.	137,397	13,400,330
Total Food & Staples Retailing		34,917,121
Food, Beverage & Tobacco—4.5%
Altria Group, Inc.	151,317	8,690,135
Brown-Forman Corp., Class A	3,854	197,209
Brown-Forman Corp., Class B2	20,345	1,073,809
Campbell Soup Co.	13,723	523,258
General Mills, Inc.	31,997	1,655,845
Hershey Co. (The)	15,023	1,725,091
Hormel Foods Corp.	30,051	1,345,083
Ingredion, Inc.	3,915	370,711
Lamb Weston Holdings, Inc.	16,389	1,228,192
PepsiCo, Inc.	97,741	11,978,160
Philip Morris International, Inc.	157,879	13,954,925
Total Food, Beverage & Tobacco		42,742,418
Health Care Equipment & Services—4.1%
Baxter International, Inc.	43,783	3,559,996
Cantel Medical Corp.	2,009	134,382
Cerner Corp.[1]	21,566	1,233,791
Chemed Corp.	1,842	589,569
Cigna Corp.	14,762	2,374,025
Cooper Cos., Inc. (The)	2,482	735,094
CVS Health Corp.	50,357	2,715,753
Danaher Corp.	31,085	4,103,841

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Dynamic Multifactor ETF

	Shares	Value
Health Care Equipment & Services (Continued)
ICU Medical, Inc.[1]	682	$163,223
McKesson Corp.	9,775	1,144,261
Medtronic PLC	57,474	5,234,732
Stryker Corp.	15,738	3,108,570
UnitedHealth Group, Inc.	43,176	10,675,698
Varian Medical Systems, Inc.[1]	13,021	1,845,336
West Pharmaceutical Services, Inc.	7,926	873,445
Total Health Care Equipment & Services		38,491,716
Household & Personal Products—5.3%
Clorox Co. (The)	15,661	2,512,964
Colgate-Palmolive Co.	120,978	8,291,832
Kimberly-Clark Corp.	30,127	3,732,735
Procter & Gamble Co. (The)	336,348	34,997,010
Total Household & Personal Products		49,534,541
Insurance—2.1%
Aon PLC	20,662	3,527,003
Arthur J. Gallagher & Co.	7,900	616,990
Brown & Brown, Inc.	13,008	383,866
Erie Indemnity Co., Class A	4,588	819,050
Fidelity National Financial, Inc.	14,990	547,885
Marsh & McLennan Cos., Inc.	99,437	9,337,134
Progressive Corp. (The)	24,889	1,794,248
Torchmark Corp.	19,688	1,613,432
White Mountains Insurance Group Ltd.	655	606,189
Total Insurance		19,245,797
Materials—1.1%
AptarGroup, Inc.	3,210	341,512
Avery Dennison Corp.	3,974	449,062
Ecolab, Inc.	13,094	2,311,615
International Flavors & Fragrances, Inc.	3,996	514,645
Linde PLC	20,303	3,571,907
LyondellBasell Industries NV, Class A	18,364	1,544,045
PPG Industries, Inc.	13,697	1,545,980
Scotts Miracle-Gro Co., (The)[2]	2,029	159,439
WR Grace & Co.	3,343	260,887
Total Materials		10,699,092
Media & Entertainment—6.7%
Alphabet, Inc., Class A1	18,401	21,655,953
Alphabet, Inc., Class C1	19,786	23,215,112
Interpublic Group of Cos., Inc. (The)	19,034	399,904
John Wiley & Sons, Inc., Class A	4,616	204,119
Liberty Broadband Corp., Class C1	9,181	842,265
Madison Square Garden Co. (The), Class A1	2,005	587,726
News Corp., Class A	25,491	317,108
Omnicom Group, Inc.	11,831	863,545
Sirius XM Holdings, Inc.[2]	85,735	486,117
Walt Disney Co. (The)	128,805	14,301,219
Total Media & Entertainment		62,873,068
Pharmaceuticals, Biotechnology & Life Sciences—11.4%
Agilent Technologies, Inc.	20,248	1,627,534
Amgen, Inc.	33,264	6,319,495
Bristol-Myers Squibb Co.	117,724	5,616,612
Eli Lilly & Co.	71,068	9,221,784
Johnson & Johnson	355,018	49,627,966
Merck & Co., Inc.	183,107	15,229,009
Mettler-Toledo International, Inc.[1]	2,469	1,785,087
Pfizer, Inc.	307,858	13,074,729
Waters Corp.[1]	5,225	1,315,185

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Zoetis, Inc.	34,737	$3,496,974
Total Pharmaceuticals, Biotechnology & Life Sciences		107,314,375
Real Estate—1.8%
AvalonBay Communities, Inc.	6,623	1,329,435
EPR Properties	3,231	248,464
Equity LifeStyle Properties, Inc.	5,849	668,541
Extra Space Storage, Inc.	7,135	727,128
Gaming and Leisure Properties, Inc.	9,815	378,564
Lamar Advertising Co., Class A	9,203	729,430
Prologis, Inc.	30,668	2,206,563
Public Storage	24,455	5,325,810
Retail Properties of America, Inc., Class A	14,322	174,585
Simon Property Group, Inc.	23,517	4,285,032
Weingarten Realty Investors	11,148	327,417
Total Real Estate		16,400,969
Retailing—7.0%
AutoZone, Inc.[1]	1,315	1,346,718
Dollar General Corp.	14,035	1,674,375
eBay, Inc.	46,480	1,726,267
Home Depot, Inc. (The)	181,318	34,793,111
Lowe's Cos., Inc.	54,127	5,925,283
O'Reilly Automotive, Inc.[1]	5,674	2,203,214
Pool Corp.	3,273	539,947
Ross Stores, Inc.	45,053	4,194,434
Target Corp.	24,780	1,988,843
Tiffany & Co.[2]	6,591	695,680
TJX Cos., Inc. (The)	197,122	10,488,862
Tractor Supply Co.	6,504	635,831
Total Retailing		66,212,565
Semiconductors & Semiconductor Equipment—3.5%
Intel Corp.	324,135	17,406,049
Maxim Integrated Products, Inc.	11,787	626,715
MKS Instruments, Inc.	3,321	309,019
Texas Instruments, Inc.	120,922	12,826,197
Xilinx, Inc.	16,991	2,154,289
Total Semiconductors & Semiconductor Equipment		33,322,269
Software & Services—15.2%
Accenture PLC, Class A	93,054	16,379,365
Adobe, Inc.[1]	37,854	10,087,712
Amdocs Ltd.	21,016	1,137,176
ANSYS, Inc.[1]	9,210	1,682,759
Aspen Technology, Inc.[1]	5,798	604,500
Automatic Data Processing, Inc.	69,916	11,168,382
Broadridge Financial Solutions, Inc.	16,922	1,754,642
Cognizant Technology Solutions Corp., Class A	46,498	3,368,780
Fiserv, Inc.[1,2]	29,393	2,594,814
Intuit, Inc.	31,819	8,317,805
Jack Henry & Associates, Inc.	14,402	1,998,134
Mastercard, Inc., Class A	147,670	34,768,902
Paychex, Inc.	55,620	4,460,724
Red Hat, Inc.[1]	10,482	1,915,061
Synopsys, Inc.[1]	17,014	1,959,162
Total System Services, Inc.	9,216	875,612
Tyler Technologies, Inc.[1]	1,910	390,404
VeriSign, Inc.[1]	5,583	1,013,649
Visa, Inc., Class A2	249,451	38,961,752
Total Software & Services		143,439,335

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 1000® Dynamic Multifactor ETF

	Shares	Value
Technology Hardware & Equipment—4.9%
Amphenol Corp., Class A	25,434	$2,401,987
Apple, Inc.	212,569	40,377,482
Dolby Laboratories, Inc., Class A	5,233	329,522
F5 Networks, Inc.[1]	3,334	523,205
FLIR Systems, Inc.	11,051	525,807
Littelfuse, Inc.	1,363	248,720
Motorola Solutions, Inc.	6,925	972,408
National Instruments Corp.	8,592	381,141
Total Technology Hardware & Equipment		45,760,272
Transportation—1.5%
C.H. Robinson Worldwide, Inc.	6,517	566,914
Expeditors International of Washington, Inc.	26,138	1,983,874
FedEx Corp.	17,002	3,084,333
JB Hunt Transport Services, Inc.	9,087	920,422
Landstar System, Inc.	3,330	364,269
Old Dominion Freight Line, Inc.	4,648	671,125
Union Pacific Corp.	37,991	6,352,095
Total Transportation		13,943,032
Utilities—1.7%
Alliant Energy Corp.	9,840	463,759
Ameren Corp.	12,506	919,816
American Water Works Co., Inc.	8,516	887,878
Aqua America, Inc.[2]	7,913	288,350
Consolidated Edison, Inc.	30,106	2,553,290
DTE Energy Co.	10,373	1,293,928
Edison International	17,003	1,052,826
Evergy, Inc.	13,804	801,322
PG&E Corp.[1]	22,171	394,644
Pinnacle West Capital Corp.	5,236	500,457
Sempra Energy	12,455	1,567,586
Southern Co. (The)	43,745	2,260,742
UGI Corp.	9,077	503,047
WEC Energy Group, Inc.	13,774	1,089,248
Xcel Energy, Inc.	24,271	1,364,273
Total Utilities		15,941,166
Total Common Stocks
(Cost $881,540,851)		939,731,867

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[3]
(Cost $1,001,493)	1,001,493	1,001,493
Total Investments—99.9% (Cost $882,542,344)		940,733,360
Other Assets in Excess of Liabilities—0.1%		658,665
Net Assets—100.0%		$941,392,025

PLC	-	Public Limited Company

1.	Non-income producing security.
2.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $46,043,147; total value of the collateral held by the Fund was $46,979,759. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $46,979,759.
3.	Rate shown represents annualized 7-day yield as of March 31, 2019.

Schedule of Investments March 31, 2019 Unaudited

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—1.0%
Dorman Products, Inc.[1,2]	518	$45,631
LCI Industries[1]	583	44,786
Standard Motor Products, Inc.	560	27,496
Total Automobiles & Components		117,913
Banks—13.5%
1st Source Corp.	128	5,749
Allegiance Bancshares, Inc.[2]	65	2,192
American National Bankshares, Inc.	90	3,143
Ameris Bancorp	297	10,202
Arrow Financial Corp.	109	3,585
Atlantic Capital Bancshares, Inc.[2]	200	3,566
BancFirst Corp.	152	7,927
BancorpSouth Bank	704	19,867
Bank of Marin Bancorp	108	4,395
Banner Corp.	255	13,813
Bar Harbor Bankshares[1]	151	3,906
Berkshire Hills Bancorp, Inc.[1]	334	9,098
Blue Hills Bancorp, Inc.	192	4,589
Boston Private Financial Holdings, Inc.	569	6,236
Bridge Bancorp, Inc.	117	3,428
Brookline Bancorp, Inc.	646	9,302
Bryn Mawr Bank Corp.	172	6,214
Cadence BanCorp	775	14,376
Camden National Corp.	123	5,132
Capitol Federal Financial, Inc.	1,208	16,127
Carolina Financial Corp.	103	3,563
Cathay General Bancorp[1]	606	20,550
CenterState Bank Corp.	774	18,429
Central Pacific Financial Corp.	216	6,229
Chemical Financial Corp.	547	22,515
Citizens & Northern Corp.	109	2,729
City Holding Co.	134	10,210
CNB Financial Corp.	111	2,805
Columbia Banking System, Inc.[1]	541	17,685
Community Bank System, Inc.[1]	429	25,641
Community Trust Bancorp, Inc.	135	5,543
ConnectOne Bancorp, Inc.	232	4,570
Customers Bancorp, Inc.[2]	195	3,570
CVB Financial Corp.	826	17,387
Dime Community Bancshares, Inc.	266	4,982
Eagle Bancorp, Inc.[1,2]	261	13,102
Enterprise Financial Services Corp.	193	7,869
Equity Bancshares, Inc., Class A2	101	2,909
Essent Group Ltd.[2]	1,483	64,436
Farmers National Banc Corp.	198	2,730
Fidelity Southern Corp.	138	3,780
Fifth Third Bancorp	901	22,723
Financial Institutions, Inc.	118	3,207
First Bancorp	225	7,821
First Bancshares, Inc. (The)	97	2,997
First Busey Corp.	323	7,881
First Commonwealth Financial Corp.	631	7,951
First Community Bankshares, Inc	124	4,109
First Defiance Financial Corp.	167	4,800
First Financial Bancorp[1]	742	17,853
First Financial Bankshares, Inc.[1]	511	29,526
First Financial Corp.[1]	102	4,284
First Foundation, Inc.[1]	267	3,623

	Shares	Value
Banks (Continued)
First Interstate BancSystem, Inc., Class A	278	$11,070
First Merchants Corp.	424	15,624
First Midwest Bancorp, Inc.	828	16,941
First of Long Island Corp. (The)	186	4,079
Flagstar Bancorp, Inc.	204	6,716
Flushing Financial Corp.	197	4,320
Fulton Financial Corp.	1,399	21,657
German American Bancorp, Inc.	162	4,763
Glacier Bancorp, Inc.	678	27,167
Great Southern Bancorp, Inc.	85	4,412
Great Western Bancorp, Inc.	422	13,331
Hancock Whitney Corp.	576	23,270
Hanmi Financial Corp.	226	4,807
Heartland Financial USA, Inc.[1]	234	9,980
Heritage Commerce Corp.	326	3,945
Heritage Financial Corp.[1]	282	8,500
Hilltop Holdings, Inc.	451	8,231
Home Bancorp, Inc.	66	2,195
Home BancShares, Inc.[1]	1,140	20,030
HomeStreet, Inc.[2]	173	4,559
HomeTrust Bancshares, Inc.	142	3,578
Hope Bancorp, Inc.[1]	917	11,994
Horizon Bancorp	268	4,312
IBERIABANK Corp.	413	29,616
Independent Bank Corp.	220	17,822
Independent Bank Corp.	162	3,483
Independent Bank Group, Inc.	235	12,053
International Bancshares Corp.	396	15,060
Investors Bancorp, Inc.	2,190	25,952
Kearny Financial Corp.[1]	745	9,588
Lakeland Bancorp, Inc.	351	5,240
Lakeland Financial Corp.[1]	185	8,366
LegacyTexas Financial Group, Inc.	308	11,516
Live Oak Bancshares, Inc.[1]	215	3,141
Macatawa Bank Corp.	303	3,012
Mercantile Bank Corp.	110	3,599
Meridian Bancorp, Inc.	414	6,496
Meta Financial Group, Inc.	147	2,893
MGIC Investment Corp.[2]	4,316	56,928
Midland States Bancorp, Inc.	140	3,368
MidWestOne Financial Group, Inc.	83	2,262
National Bank Holdings Corp., Class A	228	7,583
National Bankshares, Inc.	75	3,214
National Commerce Corp.[2]	116	4,548
NBT Bancorp, Inc.[1]	350	12,604
Nicolet Bankshares, Inc.[1,2]	67	3,993
NMI Holdings, Inc., Class A2	413	10,684
Northfield Bancorp, Inc.[1]	391	5,435
Northwest Bancshares, Inc.[1]	864	14,662
OceanFirst Financial Corp.	386	9,287
Old Line Bancshares, Inc.	126	3,141
Old National Bancorp[1]	1,137	18,647
Old Second Bancorp, Inc.	184	2,317
Oritani Financial Corp.[1]	348	5,787
Pacific Premier Bancorp, Inc.	337	8,941
Park National Corp.[1]	113	10,707
PCSB Financial Corp.	138	2,701
Peapack Gladstone Financial Corp.	128	3,356
PennyMac Financial Services, Inc.	135	3,002

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Banks (Continued)
Peoples Bancorp, Inc.	141	$4,367
Peoples Financial Services Corp.	71	3,212
People's Utah Bancorp	121	3,191
Preferred Bank	115	5,172
Provident Financial Services, Inc.	525	13,592
QCR Holdings, Inc.	111	3,765
Radian Group, Inc.	1,821	37,768
Renasant Corp.	400	13,540
Republic Bancorp, Inc., Class A	76	3,399
S&T Bancorp, Inc.[1]	287	11,345
Sandy Spring Bancorp, Inc.	285	8,915
Seacoast Banking Corp. of Florida[1,2]	365	9,618
ServisFirst Bancshares, Inc.	362	12,221
Sierra Bancorp	101	2,454
Simmons First National Corp., Class A1	634	15,520
South State Corp.	294	20,092
Southern First Bancshares, Inc.[2]	79	2,676
Southern National Bancorp of Virginia, Inc.	163	2,388
Southside Bancshares, Inc.[1]	225	7,477
Stock Yards Bancorp, Inc.	177	5,984
Tompkins Financial Corp.[1]	117	8,900
TowneBank	567	14,033
TriCo Bancshares	166	6,522
TriState Capital Holdings, Inc.[2]	144	2,942
Triumph Bancorp, Inc.[1,2]	144	4,232
TrustCo Bank Corp. NY	737	5,719
Trustmark Corp.[1]	556	18,698
UMB Financial Corp.[1]	338	21,646
Union Bankshares Corp.	598	19,333
United Bankshares, Inc.[1]	840	30,442
United Community Banks, Inc.	562	14,011
United Community Financial Corp.	334	3,123
United Financial Bancorp, Inc.	416	5,970
Univest Corp. of Pennsylvania	244	5,968
Valley National Bancorp	2,731	26,163
Veritex Holdings, Inc.	158	3,827
Walker & Dunlop, Inc.	234	11,913
Washington Federal, Inc.[1]	716	20,685
Washington Trust Bancorp, Inc.	139	6,693
Waterstone Financial, Inc.	253	4,164
WesBanco, Inc.	367	14,588
West Bancorporation, Inc.	115	2,378
Westamerica Bancorporation[1]	208	12,854
Western New England Bancorp, Inc.	236	2,178
WSFS Financial Corp.	399	15,401
Total Banks		1,586,420
Capital Goods—8.8%
AAON, Inc.[1]	708	32,695
Aegion Corp.[2]	387	6,800
Alamo Group, Inc.	152	15,191
Altra Industrial Motion Corp.	355	11,023
Applied Industrial Technologies, Inc.	702	41,748
Argan, Inc.	352	17,582
Astec Industries, Inc.	418	15,784
Barnes Group, Inc.	833	42,825
CSW Industrials, Inc.[2]	575	32,942
Douglas Dynamics, Inc.	300	11,421
EMCOR Group, Inc.	1,551	113,347
Encore Wire Corp.	434	24,834

	Shares	Value
Capital Goods (Continued)
EnerSys	565	$36,815
Foundation Building Materials, Inc.[1,2]	341	3,355
Gencor Industries, Inc.[2]	223	2,756
Gorman-Rupp Co. (The)	343	11,641
Graham Corp.	153	3,003
Granite Construction, Inc.	870	37,541
Hillenbrand, Inc.	1,158	48,092
Hurco Cos., Inc.	119	4,799
Insteel Industries, Inc.	219	4,582
KBR, Inc.	1,684	32,148
Lindsay Corp.[1]	141	13,647
Lydall, Inc.[2]	322	7,554
Miller Industries, Inc.	188	5,800
Mueller Industries, Inc.	1,818	56,976
National Presto Industries, Inc.[1]	128	13,894
Omega Flex, Inc.	47	3,563
Primoris Services Corp.	796	16,461
Raven Industries, Inc.	772	29,622
RBC Bearings, Inc.[2]	513	65,238
Simpson Manufacturing Co., Inc.	1,303	77,229
Sun Hydraulics Corp.	596	27,720
Universal Forest Products, Inc.	1,462	43,699
Watts Water Technologies, Inc., Class A	399	32,247
Woodward, Inc.	896	85,021
Total Capital Goods		1,029,595
Commercial & Professional Services—5.7%
Brady Corp., Class A	1,019	47,292
CBIZ, Inc.[2]	788	15,949
CRA International, Inc.	165	8,339
Deluxe Corp.	1,016	44,419
Ennis, Inc.	738	15,321
Exponent, Inc.	1,687	97,373
Forrester Research, Inc.	191	9,235
Heidrick & Struggles International, Inc.	307	11,767
Herman Miller, Inc.	1,126	39,613
ICF International, Inc.	307	23,356
Insperity, Inc.	636	78,648
Interface, Inc.	785	12,026
Kimball International, Inc., Class B	455	6,434
Korn Ferry	960	42,989
McGrath RentCorp.	410	23,194
Navigant Consulting, Inc.	938	18,263
Resources Connection, Inc.	855	14,142
SP Plus Corp.[2]	282	9,622
Steelcase, Inc., Class A	1,073	15,612
Tetra Tech, Inc.	896	53,393
UniFirst Corp.	443	68,000
Viad Corp.	354	19,927
Total Commercial & Professional Services		674,914
Consumer Durables & Apparel—3.6%
Bassett Furniture Industries, Inc.	127	2,084
Callaway Golf Co.[1]	1,146	18,256
Cavco Industries, Inc.[2]	172	20,215
Deckers Outdoor Corp.[2]	808	118,768
Ethan Allen Interiors, Inc.	442	8,455
Helen of Troy Ltd.[1,2]	633	73,403
KB Home[1]	1,239	29,946
Oxford Industries, Inc.[1]	272	20,471
Steven Madden Ltd.	2,377	80,438

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Consumer Durables & Apparel (Continued)
Sturm Ruger & Co., Inc.	311	$16,489
Tupperware Brands Corp.	1,145	29,289
Total Consumer Durables & Apparel		417,814
Consumer Services—6.0%
BJ's Restaurants, Inc.[1]	389	18,392
Bloomin' Brands, Inc.	1,269	25,951
Brinker International, Inc.	1,053	46,732
Cheesecake Factory, Inc. (The)[1]	1,113	54,448
Cracker Barrel Old Country Store, Inc.	557	90,017
Dave & Buster's Entertainment, Inc.[1]	571	28,476
Del Frisco's Restaurant Group, Inc.[1,2]	546	3,500
Denny's Corp.[2]	1,134	20,809
Drive Shack, Inc.[1,2]	850	3,816
Habit Restaurants, Inc., Class A1,2	342	3,700
International Speedway Corp., Class A	509	22,208
Jack in the Box, Inc.[1]	684	55,445
Lindblad Expeditions Holdings, Inc.[2]	323	4,926
Monarch Casino & Resort, Inc.[2]	170	7,466
Papa John’s International, Inc.[1]	440	23,298
Planet Fitness, Inc., Class A2	1,936	133,042
Potbelly Corp.[2]	385	3,276
Ruth's Hospitality Group, Inc.	593	15,175
Sotheby's1,2	725	27,369
Texas Roadhouse, Inc.[1]	1,906	118,534
Total Consumer Services		706,580
Diversified Financials—4.4%
AG Mortgage Investment Trust, Inc.	335	5,641
Anworth Mortgage Asset Corp.	852	3,442
Apollo Commercial Real Estate Finance, Inc.	1,988	36,182
Arbor Realty Trust, Inc.	579	7,510
Ares Commercial Real Estate Corp.	280	4,253
ARMOUR Residential REIT, Inc.	406	7,929
Artisan Partners Asset Management, Inc., Class A	726	18,273
Banco Latinoamericano de Comercio Exterior SA, Class E	240	4,781
Blackstone Mortgage Trust, Inc., Class A	1,197	41,368
BrightSphere Investment Group PLC	1,250	16,950
Cannae Holdings, Inc.[2]	932	22,610
Capstead Mortgage Corp.	780	6,700
Cherry Hill Mortgage Investment Corp.[1]	164	2,824
Cohen & Steers, Inc.[1]	381	16,105
Colony Credit Real Estate, Inc.	460	7,204
Diamond Hill Investment Group, Inc.	60	8,400
Dynex Capital, Inc.	472	2,874
Federated Investors, Inc., Class B1	1,726	50,589
FGL Holdings	1,432	11,270
FirstCash, Inc.	564	48,786
Green Dot Corp., Class A2	275	16,679
Hamilton Lane, Inc., Class A	106	4,619
Houlihan Lokey, Inc.	481	22,054
INTL. FCStone, Inc.[2]	82	3,178
Invesco Mortgage Capital, Inc.	1,108	17,506
KKR Real Estate Finance Trust, Inc.	152	3,043
Ladder Capital Corp.	695	11,829
Moelis & Co., Class A	601	25,008
Nelnet, Inc., Class A1	107	5,893
New York Mortgage Trust, Inc.	807	4,915
PennyMac Mortgage Investment Trust	544	11,266
Ready Capital Corp.	167	2,450

	Shares	Value
Diversified Financials (Continued)
Redwood Trust, Inc.	665	$10,740
Stifel Financial Corp.[1]	435	22,951
Virtus Investment Partners, Inc.	44	4,292
Waddell & Reed Financial, Inc., Class A1	864	14,939
Western Asset Mortgage Capital Corp.	384	3,928
Westwood Holdings Group, Inc.	136	4,797
Total Diversified Financials		513,778
Energy—1.2%
Dril-Quip, Inc.[1,2]	775	35,534
Evolution Petroleum Corp.	371	2,504
FTS International, Inc.[1,2]	322	3,220
Liberty Oilfield Services, Inc., Class A	238	3,663
Midstates Petroleum Co., Inc.[2]	213	2,081
Natural Gas Services Group, Inc.[2]	154	2,666
Oil States International, Inc.[1,2]	872	14,789
Par Pacific Holdings, Inc.[2]	501	8,923
SEACOR Holdings, Inc.[2]	295	12,472
World Fuel Services Corp.	1,766	51,020
Total Energy		136,872
Food & Staples Retailing—0.5%
PriceSmart, Inc.[1]	413	24,317
United Natural Foods, Inc.[1,2]	1,198	15,838
Village Super Market, Inc., Class A	139	3,799
Weis Markets, Inc.	308	12,569
Total Food & Staples Retailing		56,523
Food, Beverage & Tobacco—2.7%
Boston Beer Co., Inc. (The), Class A1,2	200	58,946
Calavo Growers, Inc.[1]	257	21,550
Fresh Del Monte Produce, Inc.	436	11,785
J&J Snack Foods Corp.[1]	390	61,948
Lancaster Colony Corp.	367	57,505
National Beverage Corp.[1]	241	13,913
Sanderson Farms, Inc.[1]	457	60,251
Tootsie Roll Industries, Inc.[1]	450	16,758
Vector Group Ltd.[1]	1,503	16,217
Total Food, Beverage & Tobacco		318,873
Health Care Equipment & Services—6.1%
AngioDynamics, Inc.[2]	720	16,459
Atrion Corp.	51	44,813
CorVel Corp.[2]	280	18,267
Cutera, Inc.[2]	293	5,174
Globus Medical, Inc., Class A2	1,678	82,910
Haemonetics Corp.[2]	1,654	144,692
HealthEquity, Inc.[1,2]	402	29,740
HealthStream, Inc.[2]	542	15,209
LivaNova PLC[2]	845	82,176
Meridian Bioscience, Inc.	1,295	22,805
National HealthCare Corp.	439	33,311
National Research Corp.	208	8,029
Neogen Corp.[2]	1,361	78,108
NextGen Healthcare, Inc.[1,2]	419	7,052
Orthofix Medical, Inc.[2]	525	29,615
Patterson Cos., Inc.	1,592	34,785
Providence Service Corp. (The)[2]	166	11,059
Surmodics, Inc.[2]	261	11,348
US Physical Therapy, Inc.	281	29,513
Utah Medical Products, Inc.	122	10,767
Total Health Care Equipment & Services		715,832
Household & Personal Products—0.6%
Inter Parfums, Inc.	212	16,084

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Household & Personal Products (Continued)
Medifast, Inc.	196	$25,000
Oil-Dri Corp. of America	66	2,055
WD-40 Co.[1]	163	27,619
Total Household & Personal Products		70,758
Insurance—3.1%
AMERISAFE, Inc.	208	12,355
Argo Group International Holdings Ltd.	249	17,594
CNO Financial Group, Inc.	1,234	19,966
Employers Holdings, Inc.	256	10,268
Enstar Group Ltd.[1,2]	141	24,534
FBL Financial Group, Inc., Class A	80	5,018
Horace Mann Educators Corp.	329	11,584
Investors Title Co.	18	2,842
James River Group Holdings Ltd.	207	8,297
Kemper Corp.[1]	414	31,522
Kinsale Capital Group, Inc.	182	12,480
National General Holdings Corp.	493	11,699
National Western Life Group, Inc., Class A	18	4,724
Navigators Group, Inc. (The)	180	12,577
Primerica, Inc.[1]	381	46,539
ProAssurance Corp.	594	20,558
RLI Corp.[1]	415	29,776
Safety Insurance Group, Inc.	182	15,860
Selective Insurance Group, Inc.	615	38,917
State Auto Financial Corp.	117	3,852
Stewart Information Services Corp.	228	9,733
Third Point Reinsurance Ltd.[2]	1,187	12,321
United Fire Group, Inc.	139	6,076
Total Insurance		369,092
Materials—4.4%
Balchem Corp.	477	44,266
Chase Corp.	159	14,714
Compass Minerals International, Inc.[1]	511	27,783
FutureFuel Corp.	711	9,527
Greif, Inc., Class A	307	12,664
Hawkins, Inc.	166	6,114
Haynes International, Inc.	182	5,975
Innospec, Inc.	513	42,759
Kaiser Aluminum Corp.	361	37,807
Louisiana-Pacific Corp.	3,168	77,236
Materion Corp.	381	21,740
Quaker Chemical Corp.[1]	365	73,120
Schnitzer Steel Industries, Inc., Class A	390	9,360
Sensient Technologies Corp.[1]	658	44,606
Stepan Co.	395	34,570
UFP Technologies, Inc.[2]	132	4,937
United States Lime & Minerals, Inc.	50	3,856
Warrior Met Coal, Inc.	695	21,128
Worthington Industries, Inc.	531	19,817
Total Materials		511,979
Media & Entertainment—2.1%
Cars.com, Inc.[1,2]	1,180	26,904
Entravision Communications Corp., Class A	979	3,172
IMAX Corp.[2]	1,072	24,313
Loral Space & Communications, Inc.[2]	353	12,726
Marcus Corp. (The)	247	9,892
MSG Networks, Inc., Class A1,2	949	20,641
New York Times Co., (The), Class A	2,079	68,295
Scholastic Corp.	723	28,746

	Shares	Value
Media & Entertainment (Continued)
TEGNA, Inc.	3,279	$46,234
Total Media & Entertainment		240,923
Pharmaceuticals, Biotechnology & Life Sciences—0.5%
Anika Therapeutics, Inc.[1,2]	226	6,834
BioSpecifics Technologies Corp.[2]	94	5,859
Evolus, Inc.[1,2]	72	1,625
Homology Medicines, Inc.[1,2]	155	4,298
Luminex Corp.	1,221	28,095
PDL BioPharma, Inc.[2]	2,538	9,442
Total Pharmaceuticals, Biotechnology & Life Sciences		56,153
Real Estate—12.0%
Acadia Realty Trust	748	20,398
Agree Realty Corp.	398	27,597
Alexander & Baldwin, Inc.[1]	1,130	28,747
Alexander's, Inc.	30	11,285
American Assets Trust, Inc.	354	16,234
Armada Hoffler Properties, Inc.	418	6,517
Braemar Hotels & Resorts, Inc.	252	3,077
CareTrust REIT, Inc.	483	11,331
CBL & Associates Properties, Inc.	955	1,480
Cedar Realty Trust, Inc.	633	2,152
Chatham Lodging Trust	417	8,023
Chesapeake Lodging Trust	685	19,050
City Office REIT, Inc.	246	2,782
Community Healthcare Trust, Inc.	137	4,917
CoreCivic, Inc.	864	16,805
CorEnergy Infrastructure Trust, Inc.[1]	89	3,271
Cousins Properties, Inc.	5,668	54,753
DiamondRock Hospitality Co.	1,969	21,324
Easterly Government Properties, Inc.[1]	370	6,664
EastGroup Properties, Inc.	470	52,471
First Industrial Realty Trust, Inc.	1,980	70,013
Forestar Group, Inc.[2]	115	1,988
Four Corners Property Trust, Inc.	860	25,456
Franklin Street Properties Corp.	624	4,487
GEO Group, Inc. (The)	970	18,624
Getty Realty Corp.	451	14,445
Gladstone Commercial Corp.	215	4,466
Global Net Lease, Inc.	443	8,373
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	413	10,589
Healthcare Realty Trust, Inc.	1,042	33,459
Hersha Hospitality Trust	427	7,319
HFF, Inc., Class A	504	24,066
Independence Realty Trust, Inc.	821	8,859
InfraREIT, Inc.	231	4,844
Investors Real Estate Trust	66	3,954
iStar, Inc.[1]	489	4,117
Kennedy-Wilson Holdings, Inc.	833	17,818
Kite Realty Group Trust	578	9,242
Lexington Realty Trust	2,211	20,032
LTC Properties, Inc.	601	27,526
Mack-Cali Realty Corp.	629	13,964
Marcus & Millichap, Inc.[2]	186	7,576
MedEquities Realty Trust, Inc.	318	3,539
Monmouth Real Estate Investment Corp.	849	11,190
National Health Investors, Inc.	633	49,722
National Storage Affiliates Trust	313	8,924
New Senior Investment Group, Inc.	392	2,136

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Real Estate (Continued)
NexPoint Residential Trust, Inc.	178	$6,824
Office Properties Income Trust	310	8,568
One Liberty Properties, Inc.	170	4,930
Pebblebrook Hotel Trust	1,507	46,807
Physicians Realty Trust	1,484	27,914
Piedmont Office Realty Trust, Inc., Class A1	1,520	31,692
PotlatchDeltic, Corp.	1,120	42,325
Preferred Apartment Communities, Inc., Class A	305	4,520
PS Business Parks, Inc.	347	54,420
QTS Realty Trust, Inc., Class A	285	12,822
RE/MAX Holdings, Inc., Class A1	272	10,483
Retail Opportunity Investments Corp.	1,064	18,450
Rexford Industrial Realty, Inc.	838	30,009
RLJ Lodging Trust	1,581	27,778
RMR Group, Inc. (The), Class A	93	5,671
RPT Realty	913	10,965
Ryman Hospitality Properties, Inc.	705	57,979
Sabra Health Care REIT, Inc.	1,506	29,322
Saul Centers, Inc.	140	7,192
St Joe Co. (The)[1,2]	349	5,755
STAG Industrial, Inc.	799	23,690
Summit Hotel Properties, Inc.[1]	1,294	14,764
Sunstone Hotel Investors, Inc.	2,632	37,901
Tanger Factory Outlet Centers, Inc.	958	20,099
Tejon Ranch Co.[2]	107	1,883
Terreno Realty Corp.	676	28,419
UMH Properties, Inc.	284	3,999
Universal Health Realty Income Trust	207	15,672
Urban Edge Properties	1,134	21,546
Urstadt Biddle Properties, Inc., Class A	463	9,556
Washington Prime Group, Inc.	1,449	8,187
Washington Real Estate Investment Trust[1]	681	19,327
Whitestone REIT	282	3,390
Xenia Hotels & Resorts, Inc.	1,100	24,101
Total Real Estate		1,412,566
Retailing—5.4%
American Eagle Outfitters, Inc.	2,671	59,216
Bed Bath & Beyond, Inc.	1,617	27,473
Big Lots, Inc.[1]	640	24,333
Buckle, Inc. (The)[1]	600	11,232
Caleres, Inc.[1]	841	20,764
Cato Corp., (The), Class A	455	6,816
Chico’s FAS, Inc.[1]	1,587	6,777
Children's Place, Inc. (The)	388	37,745
Citi Trends, Inc.	208	4,016
DSW, Inc., Class A2	1,455	32,330
GameStop Corp., Class A1	1,546	15,707
Genesco, Inc.[1,2]	427	19,450
Haverty Furniture Cos., Inc.	253	5,536
Hibbett Sports, Inc.[1,2]	283	6,455
Liberty Expedia Holdings, Inc., Class A2	1,300	55,640
Monro, Inc.[1]	447	38,674
Murphy USA, Inc.[2]	491	42,039
Ollie's Bargain Outlet Holdings, Inc.[1,2]	1,102	94,034
PetMed Express, Inc.[1]	361	8,224
Sally Beauty Holdings, Inc.[1,2]	1,590	29,272
Shoe Carnival, Inc.	136	4,628
Signet Jewelers Ltd.	969	26,318
Sleep Number Corp.[1,2]	593	27,871

	Shares	Value
Retailing (Continued)
Weyco Group, Inc.	157	$4,861
Winmark Corp.	114	21,499
Total Retailing		630,910
Semiconductors & Semiconductor Equipment—1.9%
Advanced Energy Industries, Inc.[1,2]	626	31,100
Brooks Automation, Inc.[1]	836	24,520
Cabot Microelectronics Corp.[1]	429	48,031
Cohu, Inc.	401	5,915
Diodes, Inc.[2]	352	12,214
Entegris, Inc.[1]	1,344	47,967
Nanometrics, Inc.[2]	207	6,392
NVE Corp.	128	12,530
Photronics, Inc.[2]	581	5,490
Power Integrations, Inc.[1]	295	20,632
Rudolph Technologies, Inc.[2]	322	7,342
Total Semiconductors & Semiconductor Equipment		222,133
Software & Services—3.5%
American Software, Inc., Class A	406	4,852
Appfolio, Inc., Class A1,2	144	11,434
CACI International, Inc., Class A2	246	44,777
Cision Ltd.[2]	443	6,100
CommVault Systems, Inc.[2]	344	22,270
EVERTEC, Inc.	788	21,914
ExlService Holdings, Inc.[2]	496	29,770
j2 Global, Inc.[1]	376	32,562
ManTech International Corp., Class A	610	32,952
MAXIMUS, Inc.	1,721	122,157
MicroStrategy, Inc., Class A2	85	12,261
NIC, Inc.	573	9,793
Perficient, Inc.[2]	279	7,642
Progress Software Corp.	553	24,537
QAD, Inc., Class A	93	4,005
Sykes Enterprises, Inc.[2]	694	19,626
Total Software & Services		406,652
Technology Hardware & Equipment—2.9%
AVX Corp.	1,455	25,230
Badger Meter, Inc.[1]	626	34,831
Benchmark Electronics, Inc.	1,164	30,555
CTS Corp.	580	17,035
Daktronics, Inc.	554	4,127
ePlus, Inc.[2]	178	15,760
Fabrinet[2]	531	27,803
InterDigital, Inc.	349	23,027
Kimball Electronics, Inc.[2]	490	7,590
MTS Systems Corp.	248	13,506
NETGEAR, Inc.[1,2]	416	13,778
Park Electrochemical Corp.	486	7,630
PC Connection, Inc.	135	4,951
Rogers Corp.[2]	288	45,757
Vishay Intertechnology, Inc.	3,154	58,254
Vishay Precision Group, Inc.[2]	153	5,234
Total Technology Hardware & Equipment		335,068
Telecommunication Services—0.2%
ATN International, Inc.	244	13,759
Boingo Wireless, Inc.[1,2]	337	7,845
Spok Holdings, Inc.	401	5,462
Total Telecommunication Services		27,066
Transportation—1.1%
Daseke, Inc.[1,2]	1,260	6,413
Forward Air Corp.	934	60,458

Schedule of Investments March 31, 2019 Unaudited Continued

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Transportation (Continued)
Heartland Express, Inc.[1]	713	$13,747
Marten Transport Ltd.	685	12,214
Werner Enterprises, Inc.[1]	1,150	39,272
Total Transportation		132,104
Utilities—8.5%
ALLETE, Inc.	813	66,853
American States Water Co.[1]	629	44,848
Artesian Resources Corp., Class A	128	4,770
Avista Corp.	900	36,558
Black Hills Corp.	799	59,182
California Water Service Group[1]	725	39,353
Chesapeake Utilities Corp.	236	21,526
Clearway Energy, Inc., Class A	174	2,530
Consolidated Water Co. Ltd.	263	3,385
El Paso Electric Co.	740	43,527
IDACORP, Inc.	882	87,794
MGE Energy, Inc.	585	39,762
Middlesex Water Co.	196	10,974
New Jersey Resources Corp.[1]	1,465	72,942
Northwest Natural Holding Co.	502	32,946
NorthWestern Corp.	868	61,116
ONE Gas, Inc.[1]	726	64,636
Ormat Technologies, Inc.[1]	561	30,939
Otter Tail Corp.	569	28,348
PNM Resources, Inc.	1,120	53,021
Portland General Electric Co.	1,468	76,101
RGC Resources, Inc.	112	2,969
SJW Group	232	14,324
South Jersey Industries, Inc.	1,253	40,184
Spire, Inc.	634	52,172
Unitil Corp.	214	11,592
Total Utilities		1,002,352
Total Common Stocks
(Cost $10,640,508)		11,692,870

Money Market Fund—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[3]
(Cost $20,704)	20,704	20,704

Investment of Cash Collateral for Securities Loaned—0.8%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.34%[3]
(Cost $97,911)	97,911	97,911
Total Investments—100.7% (Cost $10,759,123)		11,811,485
Liabilities in Excess of Other Assets—(0.7)%		(81,229)
Net Assets—100.0%		$11,730,256

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $2,746,700; total value of the collateral held by the Fund was $2,802,425. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,704,514.
2.	Non-income producing security.
3.	Rate shown represents annualized 7-day yield as of March 31, 2019.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. ORGANIZATION

Oppenheimer ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of twenty funds (collectively, the “Funds” and each individually a “Fund”). The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ACS”) Topic 946 Financial Services Investment Companies. Oppenheimer S&P 500 Revenue ETF, Oppenheimer S&P MidCap 400 Revenue ETF, Oppenheimer S&P SmallCap 600 Revenue ETF, Oppenheimer Emerging Markets Ultra Dividend ETF, Oppenheimer International Ultra Dividend ETF, Oppenheimer Emerging Markets Revenue ETF, Oppenheimer International Revenue ETF, Oppenheimer Global Revenue ETF, Oppenheimer ESG Revenue ETF, Oppenheimer Global ESG Revenue ETF, Oppenheimer Russell 1000 Momentum Factor ETF, Oppenheimer Russell 1000 Value Factor ETF, Oppenheimer Russell 1000 Low Volatility Factor ETF, Oppenheimer Russell 1000 Size Factor ETF, Oppenheimer Russell 1000 Quality Factor ETF, Oppenheimer Russell 1000 Yield Factor ETF, Oppenheimer Russell 1000 Dynamic Multifactor ETF and Oppenheimer Russell 2000 Dynamic Multifactor ETF are diversified funds under the Act. Oppenheimer S&P Financials Revenue ETF and Oppenheimer S&P Ultra Dividend Revenue ETF, are not diversified. Each Fund’s investment objective is to provide investment results that correspond generally, before fees and expenses, to the performance of the Fund’s corresponding underlying index (each an “Underlying Index” and, collectively, the “Underlying Indexes”). The Trust’s investment adviser is OFI Advisors, LLC (“OFI” or the “Adviser”).

The following is a summary of significant accounting policies followed in the Funds’ preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Securities Valuation

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV at 4:00 p.m., Eastern Time on each day that the NYSE is open, except in the case of a scheduled early closing of the NYSE, in which case the Fund will calculate the NAV of the shares as of the scheduled early closing time of the NYSE.

Valuation Methods and Inputs. Securities traded on a national securities exchange are valued based on the official closing price. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter equity securities are valued at the last sales price, or if no sale occurred, at the mean of quoted bid and ask prices. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

The authoritative guidance for fair value measurements and disclosures, ASC Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilize various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of March 31, 2019 in valuing the Funds’ assets carried at fair value:

	(Level 1)			(Level 2)		(Level 3)
Fund	Common Stocks	Preferred Stocks	Money Market Funds	Rights	Warrants	Common Stocks	Preferred Stocks	Total
Oppenheimer S&P 500 Revenue ETF	$999,248,286	$–	$1,964,898	$–	$–	$–	$–	$1,001,213,184
Oppenheimer S&P MidCap 400 Revenue ETF	355,477,671	–	7,878,198	–	–	–	–	363,355,869
Oppenheimer S&P SmallCap 600 Revenue ETF	437,723,484	–	18,879,232	–	–	–	–	456,602,716
Oppenheimer S&P Financials Revenue ETF	37,606,428	–	58,348	–	–	–	–	37,664,776
Oppenheimer S&P Ultra Dividend Revenue ETF	1,700,351,845	–	29,934,971	–	–	–	–	1,730,286,816
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	3,533,973	102,195	61,216	–	–	–	–	3,698,121
Oppenheimer International Ultra Dividend Revenue ETF	2,322,362	–	47,054	–	–	–	–	2,369,416
Oppenheimer Emerging Markets Revenue ETF	12,353,659	277,569	38,576	1,648	–	–	1,261	12,672,852
Oppenheimer International Revenue ETF	12,130,900	102,000	252,005	–	–	–	364	12,485,269
Oppenheimer Global Revenue ETF	12,727,716	110,670	160,176	1,242	–	–	575	13,000,379
Oppenheimer ESG Revenue ETF	27,837,325	–	41,888	–	–	–	–	27,879,213
Oppenheimer Global ESG Revenue ETF	22,819,653	142,527	358,074	–	–	–	467	23,320,747
Oppenheimer Russell 1000® Momentum Factor ETF	5,446,238	–	8,179	–	–	–	–	5,454,417
Oppenheimer Russell 1000® Value Factor ETF	5,224,329	–	10,001	–	–	–	–	5,234,330
Oppenheimer Russell 1000® Low Volatility Factor ETF	5,522,052	–	6,149	–	–	–	–	5,528,201
Oppenheimer Russell 1000® Size Factor ETF	5,424,236	–	22,962	–	–	–	–	5,447,198
Oppenheimer Russell 1000® Quality Factor ETF	5,617,226	–	3,753	–	–	–	–	5,620,979
Oppenheimer Russell 1000® Yield Factor ETF	6,573,815	–	14,208	–	–	–	–	6,588,023
Oppenheimer Russell 1000® Dynamic Multifactor ETF	939,731,867	–	1,001,493	–	–	–	–	940,733,360
Oppenheimer Russell 2000® Dynamic Multifactor ETF	11,692,870	–	118,615	–	–	–	–	11,811,485

At March 31, 2019, S&P SmallCap 600 Revenue ETF, Emerging Markets Revenue ETF, International Revenue ETF, Global Revenue ETF and Global ESG Revenue ETF held Level 3 securities. Please refer to each Fund’s Schedule of Investments for additional detailed categorizations.

Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period.

3. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Adviser, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Trust’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of each Fund to a corresponding, newly formed fund (each, an “Acquiring Fund,” and collectively the “Acquiring Funds”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the respective Fund (and cash with respect to any fractional shares) as of the close of business on the closing date. Each Acquiring Fund will be managed by Invesco Capital Management, LLC, and will, as of the closing date, have substantially similar principal investment strategies and risks as each corresponding Fund. After the Reorganization, Invesco Capital Management, LLC will be the investment adviser to each Acquiring Fund, and each Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

As of 5 p.m. Eastern Standard Time on April 12, 2019, the Reorganization has been approved by shareholders of record of Oppenheimer Emerging Markets Revenue ETF, Oppenheimer Emerging Markets Ultra Dividend Revenue ETF, Oppenheimer ESG Revenue ETF, Oppenheimer Global ESG Revenue ETF, Oppenheimer Global Revenue ETF, Oppenheimer International Revenue ETF, Oppenheimer International Ultra Dividend Revenue ETF, Oppenheimer Russell 1000® Dynamic Multifactor ETF, Oppenheimer Russell 1000® Low Volatility Factor ETF, Oppenheimer Russell 1000® Momentum Factor ETF, Oppenheimer Russell 1000® Quality Factor ETF, Oppenheimer Russell 1000® Size Factor ETF, Oppenheimer Russell 1000® Value Factor ETF, Oppenheimer Russell 1000® Yield Factor ETF, Oppenheimer Russell 2000® Dynamic Multifactor ETF as of January 14, 2019. As of 5 p.m. Eastern Standard Time on May 9, 2019, the Reorganization has been approved by shareholders of record of Oppenheimer S&P 500 Revenue ETF, Oppenheimer S&P Financials Revenue ETF, Oppenheimer S&P MidCap 400 Revenue ETF, Oppenheimer S&P SmallCap 600 Revenue ETF, Oppenheimer S&P Ultra Dividend Revenue ETF. Accordingly, if certain other closing conditions are satisfied or waived, each Reorganization is currently expected to close on or about May 24, 2019, or as soon as practicable thereafter. This is subject to change.